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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


         Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado 80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 10/31


Date of reporting period: 7/31/06


Item 1. Schedule of Investments.
--------------------------------
Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 52.0%
Advertising Sales - 0.6%
           336,670    Lamar Advertising Co.*                                                                          $   16,510,297
Aerospace and Defense - 1.1%
           378,200    Lockheed Martin Corp.                                                                               30,134,976
Agricultural Chemicals - 1.7%
           196,616    Syngenta A.G.                                                                                       28,264,898
           651,605    Syngenta A.G. (ADR)                                                                                 18,733,644
                                                                                                                          46,998,542
Automotive - Cars and Light Trucks - 0.6%
           321,949    BMW A.G.**                                                                                          16,631,262
Beverages - Non-Alcoholic - 1.0%
           429,250    PepsiCo, Inc.                                                                                       27,205,865
Casino Hotels - 0.8%
           359,405    Harrah's Entertainment, Inc.                                                                        21,603,835
Computers - 0.7%
           292,095    Research In Motion, Ltd. (U.S. Shares)*                                                             19,170,195
Computers - Memory Devices - 0.9%
         1,907,020    EMC Corp.*                                                                                          19,356,253
           129,655    SanDisk Corp.*,#                                                                                     6,049,702
                                                                                                                          25,405,955
Cosmetics and Toiletries - 1.5%
           757,385    Procter & Gamble Co.                                                                                42,565,037
Dental Supplies and Equipment - 0.3%
           224,515    Patterson Companies, Inc.*,#                                                                         7,467,369
Diversified Operations - 3.9%
         1,910,460    General Electric Co.                                                                                62,452,937
           512,840    Honeywell International, Inc.                                                                       19,846,908
         3,431,000    Melco International Development, Ltd.                                                                7,550,655
           675,495    Tyco International, Ltd. (U.S. Shares)                                                              17,623,665
                                                                                                                         107,474,165
E-Commerce/Services - 0.9%
         1,061,914    IAC/InterActiveCorp*                                                                                25,177,981
Electronic Components - Semiconductors - 2.8%
           296,220    Advanced Micro Devices, Inc.*                                                                        5,743,706
            48,038    Samsung Electronics Company, Ltd.**                                                                 30,576,951
         1,395,100    Texas Instruments, Inc.#                                                                            41,546,078
                                                                                                                          77,866,735
Enterprise Software/Services - 0.8%
         1,396,625    Oracle Corp.*                                                                                       20,907,476
Finance - Credit Card - 1.0%
           540,845    American Express Co.                                                                                28,156,391
Finance - Investment Bankers/Brokers - 6.5%
         1,472,055    JP Morgan Chase & Co.                                                                               67,155,149
         1,176,740    Merrill Lynch & Company, Inc.                                                                       85,690,207
           639,000    Mitsubishi UFJ Securities Company, Ltd.**                                                            7,195,682
           364,030    UBS A.G. (U.S. Shares)                                                                              19,803,232
                                                                                                                         179,844,270
Finance - Mortgage Loan Banker - 0.8%
           492,670    Fannie Mae                                                                                          23,603,820
Hotels and Motels - 1.8%
           912,780    Marriott International, Inc. - Class A                                                              32,111,600
           321,405    Starwood Hotels & Resorts Worldwide, Inc.#                                                          16,899,475
                                                                                                                          49,011,075
Medical - Biomedical and Genetic - 0.5%
           315,775    Celgene Corp.*                                                                                      15,122,465
Medical - Drugs - 4.3%
           204,695    Eli Lilly and Co.                                                                                   11,620,535
           447,130    Roche Holding A.G.                                                                                  79,575,368
            24,710    Roche Holding A.G. (ADR)                                                                             2,191,777
           285,079    Sanofi-Aventis**                                                                                    27,111,711
                                                                                                                         120,499,391
Medical - HMO - 0.9%
           760,980    Aetna, Inc.                                                                                         23,963,260
Medical Products - 0.9%
           378,740    Johnson & Johnson                                                                                   23,690,187
Oil Companies - Exploration and Production - 1.4%
           720,950    EnCana Corp. (U.S. Shares)*                                                                         38,974,557
Oil Companies - Integrated - 4.6%
           371,490    BP PLC (ADR)**                                                                                      26,940,455
         1,028,485    Exxon Mobil Corp.                                                                                   69,669,574
           386,536    Suncor Energy, Inc.                                                                                 31,166,749
                                                                                                                         127,776,778
Optical Supplies - 0.3%
            85,680    Alcon, Inc. (U.S. Shares)                                                                            9,460,786
Pharmacy Services - 0.8%
           429,005    Caremark Rx, Inc.                                                                                   22,651,464
Real Estate Operating/Development - 0.4%
         2,340,000    Guangzhou R&F Proporties Company, Ltd.#                                                             11,202,800
Retail - Building Products - 0.2%
           186,060    Home Depot, Inc.                                                                                     6,458,143
Retail - Regional Department Stores - 1.3%
         1,063,970    Federated Department Stores, Inc.                                                                   37,355,987
Soap and Cleaning Preparations - 1.4%
           944,470    Reckitt Benckiser PLC**                                                                             37,896,654
Telecommunication Equipment - Fiber Optics - 0.7%
           974,945    Corning, Inc.*                                                                                      18,592,201
Therapeutics - 0.8%
           380,715    Gilead Sciences, Inc.*                                                                              23,406,358
Tobacco - 0.8%
           294,495    Altria Group, Inc.                                                                                  23,550,765
Transportation - Railroad - 2.5%
         1,135,734    Canadian National Railway Co. (U.S. Shares)                                                         45,872,296
           276,695    Union Pacific Corp.                                                                                 23,519,075
                                                                                                                          69,391,371
Transportation - Services - 0.4%
           109,200    FedEx Corp.                                                                                         11,434,332
Web Portals/Internet Service Providers - 1.5%
            32,205    Google, Inc. - Class A*                                                                             12,450,453
         1,128,915    Yahoo!, Inc.*                                                                                       30,638,753
                                                                                                                          43,089,206
Wireless Equipment - 0.6%
           703,815    Motorola, Inc.                                                                                      16,018,829
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,108,208,697)                                                                               1,446,270,780
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 7.3%
Automotive - Cars and Light Trucks - 0.1%
   $     2,770,000    General Motors Nova Financial Corp., 6.85%, company guaranteed notes, due 10/15/08                   2,610,725
Cable Television - 0.3%
         3,821,000    Comcast Corp., 5.80031%, company guaranteed notes, due 7/14/09***                                    3,825,710
         2,417,544    CSC Holdings, Inc., 6.98813%, bank loan, due 3/29/13***                                              2,402,991
         1,621,153    CSC Holdings, Inc., 6.88%, bank loan, due 3/29/13***                                                 1,611,394
         1,621,153    CSC Holdings, Inc., 6.88%, bank loan, due 3/29/13***                                                 1,611,394
                                                                                                                           9,451,489
Cellular Telecommunications - 0.3%
         6,920,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                      6,996,431
Commercial Banks - 0.2%
         5,490,000    US Bank, 5.70%, subordinated notes, due 12/15/08                                                     5,528,705
Containers - Metal and Glass - 0.6%
         9,006,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                  9,287,438
         7,945,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                               7,984,725
                                                                                                                          17,272,163
Dialysis Centers - 0.2%
         1,002,384    Fresenius Medical Care AG & Co., 6.87375%, bank loan, due 3/31/11**,***                                992,571
           166,928    Fresenius Medical Care AG & Co., 6.87375%, bank loan, due 3/31/11**,***                                165,294
         1,431,978    Fresenius Medical Care AG & Co., 6.86167%, bank loan, due 3/31/11**,***                              1,417,959
         2,045,682    Fresenius Medical Care AG & Co., 6.83833%, bank loan, due 3/31/11**,***                              2,025,655
           818,273    Fresenius Medical Care AG & Co., 6.78177%, bank loan, due 3/31/11**,***                                810,262
                                                                                                                           5,411,741
Diversified Financial Services - 0.1%
         3,815,000    General Electric Capital Corp., 6.75%, notes, due 3/15/32                                            4,149,659
Electric - Integrated - 0.8%
         2,535,000    CMS Energy Corp., 7.50%, senior notes, due 1/15/09                                                   2,579,363
         9,070,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08**                                  8,755,334
           770,000    Pacific Gas and Electric Co., 3.60%, unsecured notes, due 3/1/09                                       735,185
         2,640,000    Pacific Gas and Electric Co., 4.20%, unsecured notes, due 3/1/11                                     2,491,740
         5,485,000    TXU Corp., 5.55%, senior notes, due 11/15/14                                                         5,010,421
         1,823,000    TXU Corp., 6.55%, notes, due 11/15/34                                                                1,622,534

                                                                                                                          21,194,577
Electronic Parts Distributors - 0.2%
         5,710,000    Avnet, Inc., 6.00%, notes, due 9/1/15                                                                5,426,167
Finance - Auto Loans - 0.5%
         7,737,000    Ford Motor Credit Co., 9.95688%, notes, due 4/15/12***                                               7,973,845
         2,485,000    General Motors Acceptance Corp., 6.15%, bonds, due 4/5/07                                            2,475,482
         3,905,000    General Motors Acceptance Corp., 4.375%, notes, due 12/10/07                                         3,772,281
                                                                                                                          14,221,608
Finance - Consumer Loans - 0.3%
         7,315,000    Household Finance Corp., 4.75%, notes, due 5/15/09                                                   7,180,594
Finance - Investment Bankers/Brokers - 0.9%
        10,541,000    Citigroup, Inc., 5.00%, subordinated notes, due 9/15/14                                              9,995,523
         9,415,000    Credit Suisse First Boston USA, Inc., 3.875%, notes, due 1/15/09                                     9,078,950
         7,640,000    JP Morgan Chase & Co., 3.80%, notes, due 10/2/09                                                     7,284,114
                                                                                                                          26,358,587
Finance - Mortgage Loan Banker - 0.2%
         6,903,000    Residential Capital Corp., 6.00%, company guaranteed notes, due 2/22/11                              6,773,831
Food - Diversified - 0.2%
         7,085,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                        6,765,516
Gas - Distribution - 0.1%
         1,900,000    Colorado Interstate Gas Co., 6.80%, senior notes, due 11/15/15                                       1,850,279
Medical - HMO - 0.1%
         3,145,000    UnitedHealth Group, Inc., 5.20%, senior unsecured notes, due 1/17/07                                 3,139,289
Non-Hazardous Waste Disposal - 0.1%
           262,836    Allied Waste North America, Inc., 7.27%, bank loan, due 1/15/12***                                     261,411
           328,545    Allied Waste North America, Inc., 7.27%, bank loan, due 1/15/12***                                     326,764
           216,840    Allied Waste North America, Inc., 7.20%, bank loan, due 1/15/12***                                     215,664
           591,381    Allied Waste North America, Inc., 7.20%, bank loan, due 1/15/12***                                     588,175
           275,936    Allied Waste North America, Inc., 6.72%, bank loan, due 1/15/12***                                     274,440
           592,859    Allied Waste North America, Inc., 5.37165%, bank loan, due 1/15/12***                                  589,451
                                                                                                                           2,255,905
Office Supplies and Forms - 0.1%
         2,318,000    Acco Brands Corp., 7.625%, company guaranteed notes, due 8/15/15                                     2,144,150
Photo Equipment and Supplies - 0.1%
         2,317,892    Eastman Kodak Co., 0%, bank loan, due 10/18/12***                                                    2,314,601
Pipelines - 0.6%
         1,285,000    El Paso Corp., 7.625%, notes, due 9/1/08 (144A)                                                      1,307,488
        14,800,000    El Paso Corp., 7.00%, senior notes, due 5/15/11                                                     14,670,500
                                                                                                                          15,977,988
Rental Auto/Equipment - 0.1%
         3,629,730    Avis Rent A Car Systems, Inc., 6.75%, bank loan, due 4/19/12***                                      3,597,062
Retail - Major Department Stores - 0.2%
         4,630,000    May Department Stores Co., 4.80%, notes, due 7/15/09                                                 4,530,798
Retail - Regional Department Stores - 0.1%
         1,983,228    Neiman Marcus Group, Inc., 7.77%, bank loan, due 4/6/13***                                           1,997,110
Telecommunication Services - 0.5%
         4,631,000    Embarq Corp., 7.082%, notes, due 6/1/16                                                              4,660,615
        10,315,000    Verizon Global Funding Corp., 4.00%, senior unsecured notes, due 1/15/08**                          10,096,735
                                                                                                                          14,757,350
Telephone - Integrated - 0.2%
         4,600,000    Sprint Capital Corp., 8.375%, notes, due 3/15/12                                                     5,107,256
Transportation - Railroad - 0.2%
         1,134,000    BNSF Funding Trust I, 6.613%, company guaranteed notes, due 12/15/55***                              1,079,338
         1,910,000    Canadian National Railway Co., 4.25%, notes, due 8/1/09                                              1,846,225
         3,825,000    Canadian National Railway Co., 6.25%, bonds, due 8/1/34                                              3,922,358
                                                                                                                           6,847,921
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $205,965,624)                                                                                203,861,502
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 0.5%
        14,417,297    Federal Home Loan Bank System, 5.27%, due 12/28/12 (cost $14,494,300)                               14,239,897
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.6%
        13,445,000    Fannie Mae, 5.00%, due 1/15/07                                                                      13,414,709
         6,242,000    Fannie Mae, 5.25%, due 12/3/07                                                                       6,234,154
         2,580,000    Fannie Mae, 2.50%, due 6/15/08                                                                       2,454,191
         4,110,000    Fannie Mae, 5.25%, due 1/15/09                                                                       4,111,615
           880,000    Fannie Mae, 6.375%, due 6/15/09                                                                        906,836
         6,723,000    Fannie Mae, 5.375%, due 11/15/11                                                                     6,755,023
         5,270,000    Freddie Mac, 5.75%, due 4/15/08                                                                      5,308,850
         2,155,000    Freddie Mac, 5.75%, due 3/15/09                                                                      2,182,239
         2,040,000    Freddie Mac, 7.00%, due 3/15/10                                                                      2,156,392
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $44,310,938)                                                                         43,524,009
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 21.3%
         4,555,000    U.S. Treasury Notes, 2.375%, due 8/15/06#                                                            4,550,194
         4,993,000    U.S. Treasury Notes, 3.50%, due 11/15/06#                                                            4,969,203
         6,348,000    U.S. Treasury Notes, 3.00%, due 12/31/06#                                                            6,290,970
        51,025,000    U.S. Treasury Notes, 3.625%, due 4/30/07#                                                           50,456,939
         9,469,000    U.S. Treasury Notes, 3.875%, due 7/31/07#                                                            9,355,078
         1,860,000    U.S. Treasury Notes, 4.00%, due 9/30/07#                                                             1,836,968
        11,272,894    U.S. Treasury Notes, 3.625%, due 1/15/08++,#                                                        11,450,352
        17,033,000    U.S. Treasury Notes, 3.375%, due 2/15/08#                                                           16,616,492
        15,625,000    U.S. Treasury Notes, 5.625%, due 5/15/08#                                                           15,790,406
        11,593,000    U.S. Treasury Notes, 3.75%, due 5/15/08#                                                            11,348,457
        55,941,000    U.S. Treasury Notes, 4.875%, due 5/31/08#                                                           55,807,694
        16,985,000    U.S. Treasury Notes, 4.375%, due 11/15/08#                                                          16,772,688
        24,069,000    U.S. Treasury Notes, 4.50%, due 2/15/09#                                                            23,810,451
        19,705,000    U.S. Treasury Notes, 3.125%, due 4/15/09#                                                           18,814,433
        12,395,000    U.S. Treasury Notes, 4.875%, due 5/15/09#                                                           12,378,539
        20,882,000    U.S. Treasury Notes, 6.00%, due 8/15/09#                                                            21,501,945
        25,079,000    U.S. Treasury Notes, 4.00%, due 4/15/10#                                                            24,308,999
        10,818,000    U.S. Treasury Notes, 3.625%, due 6/15/10#                                                           10,337,107
         9,169,000    U.S. Treasury Notes, 3.875%, due 7/15/10#                                                            8,840,209
         4,960,000    U.S. Treasury Notes, 5.75%, due 8/15/10#                                                             5,114,226
         3,140,000    U.S. Treasury Notes, 4.125%, due 8/15/10#                                                            3,050,705
         6,970,000    U.S. Treasury Notes, 4.25%, due 10/15/10#                                                            6,796,837
        28,215,000    U.S. Treasury Notes, 4.50%, due 11/15/10#                                                           27,776,341
         3,945,000    U.S. Treasury Notes, 4.375%, due 12/15/10#                                                           3,862,865
        24,702,000    U.S. Treasury Notes, 4.50%, due 2/28/11#                                                            24,288,044
        21,343,000    U.S. Treasury Notes, 4.875%, due 4/30/11#                                                           21,301,317
        21,267,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                            21,387,456
        13,454,000    U.S. Treasury Notes, 4.25%, due 8/15/14#                                                            12,825,443
        25,676,127    U.S. Treasury Notes, 1.875%, due 7/15/15++,#                                                        24,579,885
        21,665,000    U.S. Treasury Notes, 4.25%, due 8/15/15#                                                            20,530,967
        16,055,000    U.S. Treasury Bonds, 7.25%, due 5/15/16#                                                            18,794,384
        14,212,000    U.S. Treasury Notes, 4.50%, due 2/15/16#                                                            13,689,041
        21,629,000    U.S. Treasury Notes, 5.125%, due 5/15/16#                                                           21,853,747
         5,809,000    U.S. Treasury Notes, 7.875%, due 2/15/21#                                                            7,404,663
        12,284,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                            15,038,306
        14,852,000    U.S. Treasury Notes, 6.00%, due 2/15/26#                                                            16,349,958
         4,600,000    U.S. Treasury Notes, 4.50%, due 2/15/36                                                              4,198,576
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $601,710,520)                                                                      594,079,885
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.7%
         1,232,520    Janus Institutional Cash Reserves Fund, 5.23%                                                        1,232,520
        19,209,480    Janus Money Market Fund, 5.26%                                                                      19,209,480
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $20,442,000)                                                                                    20,442,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 16.6%
       463,057,969    State Street Navigator Securities Lending Prime Portfolio+ (cost $ 463,057,969)                    463,057,969

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,458,190,048) - 100%                                                                  $2,785,476,042
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Bermuda                                     $     17,623,665                0.6%
Canada                                           143,563,105                5.2%
China                                             11,202,800                0.4%
France                                            27,111,711                1.0%
Germany                                           22,043,003                0.8%
Hong Kong                                          7,550,655                0.3%
Japan                                              7,195,682                0.3%
South Korea                                       30,576,951                1.1%
Switzerland                                      158,029,705                5.6%
United Kingdom                                    64,837,109                2.4%
United States(a)                               2,295,741,656               82.3%
                                            ----------------              -----
    Total                                   $  2,785,476,042              100.0%
                                            ================              =====

(a) Includes Short-Term Securities and Other Securities (65.0% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at July 31, 2006

                                           Currency           Currency Value                 Unrealized
Currency Sold and Settlement Date        Units Sold                in $ U.S.                Gain/(Loss)
-------------------------------------------------------------------------------------------------------
British Pound 10/19/06                    2,750,000           $    5,145,124             $     (222,322)

British Pound 1/11/07                    11,975,000               22,439,268                   (430,415)

British Pound 3/14/07                     1,275,000                2,391,013                    (31,078)

Euro 1/11/07                             15,700,000               20,252,257                   (234,757)

Japanese Yen 3/14/07                    485,000,000                4,364,666                    (88,901)

South Korean Won 10/19/06             2,200,000,000                2,310,682                     24,155

South Korean Won 3/14/07              4,500,000,000                4,751,012                     (4,176)
-------------------------------------------------------------------------------------------------------
Total                                                         $   61,654,022             $     (987,494)
-------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***         Rate is subject to change.  Rate shown reflects current rate.

++          Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2006 are noted below.

Fund                                                             Aggregate Value
Janus Balanced Fund                                                 $155,025,356

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2006.

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.9%
Airport Development - Maintenance - 1.4%
        21,166,006    Macquarie Airports**                                                                            $   49,956,166
Automotive - Cars and Light Trucks - 1.6%
         3,650,591    Tata Motors, Ltd.**                                                                                 58,181,294
Broadcast Services and Programming - 7.6%
         9,623,812    Liberty Global, Inc. - Class A*                                                                    210,280,292
         2,137,672    Liberty Global, Inc. - Class C*                                                                     45,275,893
           266,981    Liberty Media Holding Corp. - Class A*                                                              21,788,319
                                                                                                                         277,344,504
Building Products - Cement and Aggregate - 3.9%
         3,631,968    Cemex S.A. de C.V. (ADR)                                                                           102,857,334
        17,643,412    Gujarat Ambuja Cements, Ltd.**                                                                      39,599,153
                                                                                                                         142,456,487
Building Products - Wood - 2.4%
         3,293,190    Masco Corp.                                                                                         88,026,969
Casino Hotels - 3.3%
           533,990    Harrah's Entertainment, Inc.                                                                        32,098,139
         1,573,260    Station Casinos, Inc.                                                                               86,309,044
                                                                                                                         118,407,183
Commercial Banks - 6.0%
         3,371,258    ICICI Bank, Ltd.**                                                                                  40,102,475
         3,525,100    ICICI Bank, Ltd. (ADR)**,#                                                                          92,075,613
             4,704    Mitsubishi UFJ Financial Group, Inc.**                                                              66,470,234
             2,298    Mizuho Financial Group, Inc.**                                                                      19,302,839
                                                                                                                         217,951,161
Computer Services - 5.6%
         8,525,015    Ceridian Corp.*,+++                                                                                204,685,610
Containers - Metal and Glass - 2.7%
         6,507,345    Owens-Illinois, Inc.*                                                                               98,456,130
Diversified Minerals - 1.3%
         2,052,930    Companhia Vale do Rio Doce (ADR)                                                                    47,627,976
Diversified Operations - 2.8%
         3,859,310    Tyco International, Ltd. (U.S. Shares)                                                             100,689,398
Electric - Generation - 2.4%
        31,741,070    Datang International Power Generation Company, Ltd.#                                                20,016,376
        26,452,259    National Thermal Power Corporation, Ltd.**                                                          65,477,295
                                                                                                                          85,493,671
Engineering - Research and Development Services - 0.8%
           587,579    Larsen & Toubro, Ltd.**                                                                             27,884,132
Enterprise Software/Services - 2.1%
         3,702,755    CA, Inc.#                                                                                           77,609,745
Finance - Investment Bankers/Brokers - 6.5%
         2,900,906    E*TRADE Financial Corp.*                                                                            67,620,119
         1,893,600    JP Morgan Chase & Co.                                                                               86,386,031
         1,112,155    Merrill Lynch & Company, Inc.                                                                       80,987,127
                                                                                                                         234,993,277
Finance - Mortgage Loan Banker - 0.7%
           956,565    Housing Development Finance Corporation, Ltd.**                                                     24,189,425
Financial Guarantee Insurance - 1.8%
         1,087,100    MBIA, Inc.                                                                                          63,932,351
Food - Diversified - 0.8%
         3,054,551    Cadbury Schweppes PLC**                                                                             29,870,499
Forestry - 0.7%
           779,050    Plum Creek Timber Company, Inc.                                                                     26,534,443
Independent Power Producer - 3.6%
         2,126,475    NRG Energy, Inc.*                                                                                  104,728,894
         1,967,745    Reliant Energy, Inc.*,#                                                                             24,754,232
                                                                                                                         129,483,126
Investment Companies - 1.1%
        18,763,623    Macquarie Infrastructure Group**                                                                    39,109,753
Leisure and Recreation Products - 1.3%
         9,838,979    EMI Group PLC**                                                                                     46,959,056
Machinery - Pumps - 0.5%
           432,505    Graco, Inc.                                                                                         16,993,121
Medical - HMO - 3.4%
         2,373,182    Coventry Health Care, Inc.*                                                                        125,066,691
Medical - Nursing Homes - 1.8%
         1,289,465    Manor Care, Inc.                                                                                    64,537,723
Metal Processors and Fabricators - 1.2%
         6,997,083    Bharat Forge, Ltd.**                                                                                45,219,551
Oil Companies - Exploration and Production - 2.3%
         1,080,000    Chesapeake Energy Corp.#                                                                            35,532,000
         1,010,070    Forest Oil Corp.*                                                                                   33,847,446
           817,449    Mariner Energy, Inc.*                                                                               14,722,256
                                                                                                                          84,101,702
Oil Companies - Integrated - 1.1%
           477,070    Suncor Energy, Inc. (U.S. Shares)                                                                   38,666,524
Oil Refining and Marketing - 5.3%
         4,484,899    Reliance Industries, Ltd.**                                                                         94,283,057
         1,417,090    SK Corp.**,#                                                                                        99,249,708
                                                                                                                         193,532,765
Paper and Related Products - 0.7%
        10,315,353    Ballarpur Industries, Ltd.**,+++                                                                    24,082,450
Pipelines - 2.5%
         2,107,327    Kinder Morgan Management LLC*,#                                                                     91,184,039
Public Thoroughfares - 0.1%
         6,254,541    Sydney Roads Group*,**                                                                               4,936,648
Publishing - Periodicals - 0.5%
         1,674,700    Playboy Enterprises, Inc. - Class B*,+++                                                            16,345,072
Real Estate Management/Services - 0.3%
           526,000    Mitsubishi Estate Company, Ltd.**                                                                   10,896,681
Real Estate Operating/Development - 8.1%
        34,383,000    CapitaLand, Ltd.**                                                                                  89,286,696
         4,622,525    St. Joe Co.+++                                                                                     207,551,372
                                                                                                                         296,838,068
Recreational Vehicles - 0.3%
           245,325    Polaris Industries, Inc.#                                                                            9,376,322
Reinsurance - 1.8%
            20,958    Berkshire Hathaway, Inc. - Class B*                                                                 63,859,026
REIT - Diversified - 1.8%
           623,650    Vornado Realty Trust                                                                                65,202,608
Soap and Cleaning Preparations - 1.7%
         1,561,589    Reckitt Benckiser PLC**                                                                             62,658,420
Steel - Producers - 1.9%
         6,406,763    Tata Steel, Ltd.**                                                                                  68,278,260
Television - 1.6%
         5,644,742    British Sky Broadcasting Group PLC**                                                                59,101,449
Transportation - Railroad - 0.6%
           307,500    All America Latina Logistica (GDR) (144A)                                                           20,815,813
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,860,368,715)                                                                               3,551,535,289
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0%
Retail - Discount - 0%
   $    16,925,000    Ames Department Stores, Inc., 10.00%
                       senior notes, due 4/15/06 ***,(a), (b), oo (cost $7,900,645)                                                0
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0%
           623,000    Janus Government Money Market Fund, 5.21%                                                              623,000
           623,000    Janus Institutional Cash Reserve Fund, 5.23%                                                           623,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $1,246,000)                                                                                      1,246,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.1%
        75,017,898    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $75,017,898)                                                                75,017,898

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,944,533,258) - 100%                                                                  $3,627,799,187
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Australia                                   $     94,002,567                2.6%
Bermuda                                          100,689,398                2.8
Brazil                                            68,443,789                1.9
Canada                                            38,666,524                1.1
China                                             20,016,376                0.6
India                                            579,372,705               16.0
Japan                                             96,669,754                2.7
Mexico                                           102,857,334                2.8
Singapore                                         89,286,696                2.5
South Korea                                       99,249,708                2.7
United Kingdom                                   198,589,424                5.4
United States++                                2,139,954,912               58.9
                                            ----------------               ----
Total                                       $  3,627,799,187              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (56.8% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
(open at July 31, 2006)

                                           Currency           Currency Value                 Unrealized
Currency Sold and Settlement Date        Units Sold                in $ U.S.                Gain/(Loss)
-------------------------------------------------------------------------------------------------------
Australian Dollar 8/24/06               115,200,000           $   88,217,871             $   (3,012,351)
British Pound 10/19/06                   89,100,000              166,702,022                 (7,203,221)
British Pound 1/11/07                    11,100,000               20,799,655                   (398,965)
Indian Rupee 8/24/06                  2,000,000,000               42,936,883                  1,691,032
Japanese Yen 8/24/06                 10,081,000,000               88,276,966                   (624,344)
Singapore Dollar 8/24/06                133,300,000               84,561,366                 (1,699,253)
South Korean Won 10/19/06            57,330,000,000               60,214,263                    629,462
South Korean Won 3/14/07             12,450,000,000               13,144,466                    (11,554)
-------------------------------------------------------------------------------------------------------
Total                                                         $  564,853,492             $  (10,629,194)
-------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR              American Depositary Receipt

GDR              Global Depositary Receipt

PLC              Public Limited Company

REIT             Real Estate Investment Trust

U.S. Shares      Securities of foreign companies trading on an American Stock
                 Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

***         Rate is subject to change.  Rate shown reflects current rate.

(a) Security is a defaulted security in Janus Contrarian Fund with accrued interest in the amount of $601,787 that was written-off August 21, 2001.

(b)         Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

++ Schedule of Fair Valued Securities
(as of July 31, 2006)
                                                             Value as a % of
Janus Contrarian Fund                         Value       Investment Securities
--------------------------------------------------------------------------------
Ames Department Stores, Inc., 10.00%,
  senior notes, due 4/15/06                $         --                     0.0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.


+++ The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2006.

                                      Purchases                   Sales              Realized       Dividend       Value
                                 Shares       Cost         Shares        Cost       Gain/(Loss)      Income      at 7/31/06
----------------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund
Ballarpur Industries, Ltd.            --  $         --            --  $         --  $         --  $    574,148  $ 24,082,450
Ceridian Corp.                 2,249,110    56,208,651            --            --            --            --   204,685,610
Playboy Enterprises, Inc.
  - Class B                           --            --            --            --            --            --    16,345,072
St. Joe Co.                    3,902,860   209,641,583            --            --            --     1,096,231   207,551,372
----------------------------------------------------------------------------------------------------------------------------
                                          $265,850,234                $         --  $         --  $  1,670,379  $452,664,504
============================================================================================================================

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currenty contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2006 are noted below.

Fund                                                             Aggregate Value
Janus Contrarian Fund                                            $ 1,153,046,504


The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2006.

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.1%
Advertising Sales - 2.8%
         1,065,065    Lamar Advertising Co.*                                                                          $   52,230,787
Agricultural Chemicals - 1.4%
           268,530    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)#                                             25,376,085
Airlines - 1.0%
           339,998    Ryanair Holdings PLC (ADR)*,#                                                                       19,213,287
Applications Software - 0.3%
           187,640    Citrix Systems, Inc.*                                                                                5,961,323
Batteries and Battery Systems - 0.5%
           139,195    Energizer Holdings, Inc.*                                                                            8,856,978
Broadcast Services and Programming - 0.3%
           545,665    CKX, Inc.*,#                                                                                         6,406,107
Building - Mobile Home and Manufactured Homes - 0.3%
           140,515    Thor Industries, Inc.#                                                                               6,019,663
Building - Residential and Commercial - 0.7%
            25,410    NVR, Inc.*,#                                                                                        12,577,950
Casino Hotels - 0.5%
            81,645    Boyd Gaming Corp.#                                                                                   2,738,373
           117,070    Station Casinos, Inc.                                                                                6,422,461
                                                                                                                           9,160,834
Casino Services - 0.7%
           391,190    Scientific Games Corp. - Class A*                                                                   13,288,724
Cellular Telecommunications - 0.4%
           143,260    N.I.I. Holdings, Inc.*                                                                               7,561,263
Coal - 0.3%
           401,000    Alpha Natural Resources, Inc.*,#                                                                     6,484,170
Commercial Banks - 0.6%
           116,575    Commerce Bancorp, Inc.#                                                                              3,960,053
           183,970    SVB Financial Group*,#                                                                               8,245,535
                                                                                                                          12,205,588
Commercial Services - 0.9%
           420,962    Iron Mountain, Inc.*,#                                                                              17,259,442
Commercial Services - Finance - 2.9%
           429,780    Jackson Hewitt Tax Service, Inc.#                                                                   14,668,391
           337,111    Moody's Corp.                                                                                       18,500,652
           622,681    Paychex, Inc.                                                                                       21,283,236
                                                                                                                          54,452,279
Computer Services - 1.9%
           843,640    Ceridian Corp.*                                                                                     20,255,796
           457,655    IHS, Inc. - Class A*,#                                                                              14,512,240
                                                                                                                          34,768,036
Computers - 0.9%
           257,287    Apple Computer, Inc.*                                                                               17,485,225
Computers - Memory Devices - 0.4%
           159,290    SanDisk Corp.*                                                                                       7,432,471
Consulting Services - 0.4%
           589,055    Gartner Group, Inc.*,#                                                                               8,388,143
Containers - Metal and Glass - 3.2%
         1,076,190    Ball Corp.                                                                                          41,218,076
         1,180,980    Owens-Illinois, Inc.*                                                                               17,868,227
                                                                                                                          59,086,303
Data Processing and Management - 0.5%
           351,130    NAVTEQ Corp.*                                                                                        9,894,843
Dental Supplies and Equipment - 0.9%
           481,330    Patterson Companies, Inc.*,#                                                                        16,009,036
Diagnostic Kits - 2.0%
           898,075    Dade Behring Holdings, Inc.                                                                         36,578,595
Distribution/Wholesale - 0.7%
           886,500    Esprit Holdings, Ltd.                                                                                6,742,702
         2,701,600    Li & Fung, Ltd.                                                                                      5,660,350
                                                                                                                          12,403,052
Diversified Operations - 0.5%
        35,394,279    Polytec Asset Holdings, Ltd.*,ss.                                                                    9,201,365
E-Commerce/Products - 0.3%
           151,000    Submarino S.A. (GDR) (144A)*                                                                         5,680,288
E-Commerce/Services - 0.9%
           708,220    IAC/InterActiveCorp*,#                                                                              16,791,896
Electric Products - Miscellaneous - 1.1%
           478,365    AMETEK, Inc.                                                                                        20,292,243
Electronic Components - Semiconductors - 1.6%
           706,820    Advanced Micro Devices, Inc.*                                                                       13,705,240
           445,695    International Rectifier Corp.*,#                                                                    15,889,027
                                                                                                                          29,594,267
Electronic Measuring Instruments - 0.9%
           340,170    Trimble Navigation, Ltd.*                                                                           16,338,365
Entertainment Software - 1.3%
         1,333,031    Activision, Inc.*                                                                                   15,929,720
           181,835    Electronic Arts, Inc.*                                                                               8,566,247
                                                                                                                          24,495,967
Fiduciary Banks - 0.9%
           280,590    Northern Trust Corp.                                                                                16,021,689
Finance - Investment Bankers/Brokers - 0.4%
           280,435    optionsXpress Holdings, Inc.                                                                         7,341,788
Finance - Other Services - 1.5%
            61,875    Chicago Mercantile Exchange Holdings, Inc.                                                          28,536,750
Food - Canned - 0.8%
           582,729    TreeHouse Foods, Inc.*                                                                              13,962,187
Food - Dairy Products - 2.3%
         1,125,537    Dean Foods Co.*                                                                                     42,241,404
Food - Retail - 0.2%
            80,615    Whole Foods Market, Inc.                                                                             4,636,169
Hotels and Motels - 0.5%
           160,935    Starwood Hotels & Resorts Worldwide, Inc.                                                            8,461,962
Industrial Automation and Robotics - 0.5%
           148,015    Rockwell Automation, Inc.                                                                            9,173,970
Instruments - Controls - 0.4%
           117,590    Mettler-Toledo International, Inc.*                                                                  7,235,313
Instruments - Scientific - 1.0%
           249,637    Fisher Scientific International, Inc.*                                                              18,500,598
Insurance Brokers - 0.4%
           220,520    Willis Group Holdings, Ltd.#                                                                         7,173,516
Internet Connectivity Services - 0.2%
           269,295    Redback Networks, Inc.*,#                                                                            4,163,301
Internet Content - Information/News - 0.2%
           427,750    CNET Networks, Inc.*,#                                                                               3,610,210
Investment Management and Advisory Services - 3.0%
           178,065    National Financial Partners Corp.                                                                    8,020,048
         1,133,730    T. Rowe Price Group, Inc.                                                                           46,834,385
                                                                                                                          54,854,433
Machinery - Construction and Mining - 0.5%
           221,840    Terex Corp.*                                                                                         9,947,306
Machinery - Pumps - 0.5%
           252,575    Graco, Inc.                                                                                          9,923,672
Medical - Biomedical and Genetic - 3.1%
           867,543    Celgene Corp.*                                                                                      41,546,634
           248,160    Invitrogen Corp.*                                                                                   15,333,806
                                                                                                                          56,880,440
Medical - Drugs - 0.4%
           179,370    Forest Laboratories, Inc.*                                                                           8,306,625
Medical - HMO - 1.8%
           649,733    Coventry Health Care, Inc.*                                                                         34,240,929
Medical - Nursing Homes - 1.0%
           373,885    Manor Care, Inc.                                                                                    18,712,944
Medical Instruments - 0.9%
            77,200    Intuitive Surgical, Inc.*                                                                            7,349,440
           254,595    Kyphon, Inc.*,#                                                                                      8,671,506
                                                                                                                          16,020,946
Medical Labs and Testing Services - 0.5%
           131,200    Covance, Inc.*                                                                                       8,365,312
Medical Products - 0.9%
           371,535    Varian Medical Systems, Inc.*                                                                       16,837,966
Metal Processors and Fabricators - 0.9%
           265,920    Precision Castparts Corp.                                                                           15,862,128
Motion Pictures and Services - 0.5%
           946,575    Lions Gate Entertainment Corp. (U.S. Shares)*,#                                                      8,793,682
Multi-Line Insurance - 1.1%
           425,345    Assurant, Inc.                                                                                      20,488,869
Networking Products - 0.3%
           401,950    Juniper Networks, Inc.*                                                                              5,406,228
Oil Companies - Exploration and Production - 4.0%
           256,350    Chesapeake Energy Corp.#                                                                             8,433,915
           798,985    EOG Resources, Inc.                                                                                 59,244,737
           210,155    Forest Oil Corp.*                                                                                    7,042,294
                                                                                                                          74,720,946
Pipelines - 2.3%
           424,596    Kinder Morgan, Inc.                                                                                 43,308,792
Power Converters and Power Supply Equipment - 0.3%
           103,595    Hubbell, Inc.                                                                                        4,868,965
Property and Casualty Insurance - 0.7%
           346,367    W. R. Berkley Corp.                                                                                 12,469,212
Real Estate Operating/Development - 0.3%
           113,375    St. Joe Co.                                                                                          5,090,538
Recreational Vehicles - 0.4%
           191,200    Polaris Industries, Inc.#                                                                            7,307,664
Reinsurance - 1.6%
             9,889    Berkshire Hathaway, Inc. - Class B*                                                                 30,131,783
REIT - Mortgages - 1.0%
           812,335    CapitalSource, Inc.#                                                                                19,162,983
Respiratory Products - 1.2%
           642,035    Respironics, Inc.*                                                                                  22,843,605
Retail - Apparel and Shoe - 1.2%
           302,230    Abercrombie & Fitch Co. - Class A                                                                   16,006,100
           187,675    Nordstrom, Inc.                                                                                      6,437,253
                                                                                                                          22,443,353
Retail - Gardening Products - 0.6%
           246,055    Tractor Supply Co.*,#                                                                               11,254,556
Retail - Office Supplies - 1.9%
           299,625    Office Depot, Inc.*                                                                                 10,801,481
         1,118,815    Staples, Inc.                                                                                       24,188,781
                                                                                                                          34,990,262
Schools - 0.5%
           211,359    Apollo Group, Inc. - Class A*,#                                                                     10,001,508
Semiconductor Components/Integrated Circuits - 2.7%
         1,451,425    Cypress Semiconductor Corp.*,#                                                                      22,047,145
           246,025    Linear Technology Corp.                                                                              7,958,909
         1,038,310    Marvell Technology Group, Ltd.*,#                                                                   19,260,651
                                                                                                                          49,266,705
Telecommunication Services - 1.5%
           562,260    Amdocs, Ltd. (U.S. Shares)*                                                                         20,398,792
           481,910    Time Warner Telecom, Inc. - Class A*,#                                                               8,071,993
                                                                                                                          28,470,785
Television - 0.6%
           309,823    Univision Communications, Inc. - Class A*,#                                                         10,348,088
Therapeutics - 1.0%
           201,425    Gilead Sciences, Inc.*                                                                              12,383,609
            91,860    United Therapeutics Corp.*                                                                           5,448,217
                                                                                                                          17,831,826
Toys - 1.0%
         1,044,122    Marvel Entertainment, Inc.*                                                                         18,460,077
Transportation - Equipment and Leasing - 0.3%
           137,920    GATX Corp.#                                                                                          5,405,085
Transportation - Marine - 0.5%
           219,495    Alexander & Baldwin, Inc.#                                                                           8,801,750
Transportation - Railroad - 0.8%
           366,770    Canadian National Railway Co. (U.S. Shares)                                                         14,813,840
Transportation - Services - 0.9%
           382,610    Expeditors International of Washington, Inc.#                                                       17,397,277
Transportation - Truck - 1.6%
           328,465    Con-Way, Inc.#                                                                                      16,252,448
           327,920    Landstar System, Inc.                                                                               13,998,905
                                                                                                                          30,251,353
Web Hosting/Design - 0.8%
           298,281    Equinix, Inc.*                                                                                      15,623,959
Wireless Equipment - 1.6%
           830,135    Crown Castle International Corp.*                                                                   29,245,656
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,156,546,365)                                                                               1,581,705,480
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 1.3%
Finance - Investment Bankers/Brokers - 1.3%
            82,401    Merrill Lynch & Company, Inc., convertible, (Gilead Sciences, Inc.), 0% (144A)ss.                    4,977,844
            82,401    Merrill Lynch & Company, Inc., convertible, (Gilead Sciences, Inc.), 0% (144A)ss.                    4,977,844
           141,800    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A)ss.                                       6,775,205
           141,800    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A)ss.                                       6,758,188
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $23,298,224)                                                                   23,489,081
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.3%
        13,023,215    Janus Institutional Cash Reserves Fund, 5.23%                                                       13,023,215
        30,271,785    Janus Money Market Fund, 5.26%                                                                      30,271,785
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $43,295,000)                                                                                    43,295,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 11.3%
       209,322,021    State Street Navigator Securities Lending Prime Portfolio+ (cost $209,322,021)                     209,322,021
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,432,461,610) - 100%                                                                  $1,857,811,582
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Bermuda                                     $     38,837,219                2.1%
Brazil                                             5,680,288                0.3%
Canada                                            48,983,607                2.7%
Cayman Islands                                     9,201,365                0.5%
Ireland                                           19,213,287                1.0%
United Kingdom                                    20,398,792                1.1%
United States++                                1,715,497,024               92.3%
                                            ----------------              -----
Total                                       $  1,857,811,582              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (78.7% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

#           Loaned security; a portion or all of the security is on loan at July
            31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.


ss.  Schedule of Restricted and Illiquid Securities

                                                                                                     Value as a %
                                                       Acquisition    Acquisition                    of Investment
                                                           Date           Cost           Value        Securities
------------------------------------------------------------------------------------------------------------------
Janus Enterprise Fund
Merrill Lynch & Company, Inc.
   convertible, (Gilead Sciences, Inc.), 0% (144A)          7/18/06   $  4,964,660    $  4,977,844            0.3%
Merrill Lynch & Company, Inc.
   convertible, (Gilead Sciences, Inc.), 0% (144A)          7/18/06      4,964,660       4,977,844            0.3%
Morgan Stanley Co.
   convertible, (Celgene Corp.), 0% (144A)                  7/24/06      6,684,452       6,775,205            0.4%
Morgan Stanley Co.
   convertible, (Celgene Corp.), 0% (144A)                  7/24/06      6,684,452       6,758,188            0.3%
Polytec Asset Holdings, Ltd.                                 5/5/06      9,134,007       9,201,365            0.5%
-----------------------------------------------------------------------------------------------------------------
                                                                      $ 32,432,231    $ 32,690,446            1.8%
-----------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2006. The issuer incurs all registration costs.

Janus Federal Tax-Exempt Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities - 97.3%

Alaska - 1.0%
        $1,000,000    Aleutians East Borough, Alaska, Project Revenue Bonds, (Aleutian Pribilof Islands
                      Association, Inc. Project), (ACA Insured), 5.00%, due 6/1/12                                    $    1,030,400
Arkansas - 3.3%
         1,000,000    Independence County, Arkansas, Pollution Control Revenue Refunding Bonds, (Entergy
                      Arkansas, Inc. Project), 5.00%, due 1/1/21                                                           1,005,240
         1,355,000    Norphlet, Arkansas, Industrial Development Revenue Bonds, (Norphlet Chemical, Inc.
                      Project), (ADED-GTD Insured), 5.00%, due 2/1/12                                                      1,384,051
         1,000,000    Washington County, Arkansas, Hospital Revenue, (Regional Medical Center), Series B
                      5.00%, due 2/1/12                                                                                    1,028,510
                                                                                                                           3,417,801
Arizona - 1.0%
         1,000,000    Pinal County, Arizona, Industrial Development Authority, Correctional Facility Contract
                      Revenue, (Florence West Prison Project), (ACA Insured), Series A, 5.25%, due 10/1/12                 1,053,650
California - 4.0%
           500,000    California Health Facilities Financing Authority Insured Revenue Bonds
                      (California-Nevada Methodist Homes), 5.00%, due 7/1/12                                                 525,535
         2,535,000    Independent Cities, California, Lease Finance Authority, Mobile Home Park Revenue
                      Bonds, (San Juan Mobile Estates), Series 2006A, 5.00%, due 11/15/12                                  2,597,184
         1,005,000    San Bernardino County, California, Redevelopment Agency Tax Allocation, (San Sevaine
                      Redevelopment Project), (RDN Insured), Series A, 5.00%, due 9/1/13                                   1,060,677
                                                                                                                           4,183,396
Colorado - 9.8%
           500,000    Arapahoe & Douglas Counties, Colorado, Inverness Water & Sanitation District, (RDN
                      Insured), Series A, 5.00%, due 12/1/12                                                                 522,845
           500,000    Broomfield, Colorado, Certificates of Participation, Westminster Open Space Foundation
                      5.00%, due 12/1/12                                                                                     522,845
         2,475,000    Colorado Educational and Cultural Facilities Authority Revenue, Student Housing
                      Revenue Bonds, (Inn at Auraria LLC Project), Series A, 5.375%, due 7/1/15                            2,475,569
         1,640,000    Colorado Health Facilities Authority, Hospital Revenue Bonds, (Longmont United
                      Hospital Project), (RDN Insured), Series 2006B, 5.00%, due 12/1/12                                   1,713,078
         1,050,000    Colorado Health Facilities Authority, Hospital Revenue Bonds, (Valley View Hospital
                      Association Project), (RDN Insured), Series 2006A, 5.00%, due 5/15/11                                1,090,142
           665,000    Colorado Health Facilities Authority, Hospital Revenue Bonds, (Valley View Hospital
                      Association Project), (RDN Insured), Series 2006A, 5.00%, due 5/15/12                                  694,107
         1,225,000    Denver, Colorado, City and County Golf Enterprise Revenue Bonds, Department of Parks
                      and Recreation, 5.50%, due 9/1/12                                                                    1,291,456
           750,000    Eagle County, Colorado, Air Terminal Corp. Revenue Bonds, (Airport Terminal Project)
                      Series 2006A, 5.00%, due 5/1/11                                                                        757,860
         1,000,000    Superior, Colorado, Open Space Sales and Use Tax Revenue Bonds, 5.00%, due 6/1/12                    1,034,650
                                                                                                                          10,102,552
Connecticut - 1.2%
         1,175,000    Connecticut Development Authority Pollution Control Revenue, (Connecticut Light and
                      Power Company Project), Series B, 5.95%, due 9/1/28                                                  1,229,978
Delaware - 1.0%
         1,075,000    Sussex County, Delaware, First Mortgage Revenue Bonds, (Cadbury at Lewes Project)
                      Series A, 5.15%, due 1/1/12                                                                          1,075,828
Florida - 11.3%
         2,350,000    Destin, Florida, Community Redevelopment Agency Revenue, (Town Center Area
                      Redevelopment), 5.25%, due 5/1/14                                                                    2,373,195
         1,455,000    Florida Ports Financing Commission Revenue Bonds, (State Transportation Trust
                      Fund-Intermodel Program), (FGIC Insured), 5.50%, due 10/1/12                                         1,522,672
         2,160,000    Glades County, Florida, Correctional Development Corporation, First Mortgage Revenue
                      (Glades County Detention Center Project), 5.00%, due 3/1/11**                                        2,157,775
         2,000,000    Hillsborough County, Florida, Industrial Development Authority Hospital Revenue
                      (Tampa General Hospital Project), Series B, 5.25%, due 10/1/28                                       2,071,020
         1,470,000    Miami-Dade County, Florida, School Board Certificates of Participation, (MBIA Insured)
                      Series B, 5.00%, due 5/1/31                                                                          1,534,151
         2,000,000    Palm Beach County, Florida, Health Facilities Authority Revenue, Hospital Refunding
                      Bonds, (BRCH Corp. Obligated Group), 5.50%, due 12/1/21                                              2,064,460
                                                                                                                          11,723,273
Georgia - 1.4%
         1,365,000    City of Gainesville and Hall County, Georgia, Hospital Authority Revenue Anticipation
                      Certificates, (Northeast Georgia Health System, Inc. Project), 5.00%, due 5/15/11                    1,415,983
Illinois - 11.8%
         2,000,000    Illinois Development Finance Authority, Solid Waste Disposal Revenue, (Waste
                      Management, Inc. Project), 5.05%, due 1/1/10                                                         2,035,620
         1,500,000    Illinois Educational Facilities Authority Revenue, Art Institute of Chicago, Series A
                      5.375%, due 3/1/18                                                                                   1,596,780
         1,840,000    Illinois Finance Authority Revenue, (City of East St. Louis Project), 5.00%, due
                      11/15/13                                                                                             1,944,438
         1,000,000    Illinois Finance Authority Revenue, (Clare at Water Tower Project), Series A, 5.20%, due
                      5/15/12                                                                                                998,410
         1,000,000    Illinois Finance Authority Revenue, (Clare at Water Tower Project), Series A, 5.30%, due
                      5/15/13                                                                                              1,004,780
           815,000    Illinois Finance Authority Revenue, (Lutheran Hillside Village), 5.00%, due 2/1/13 (WI)                840,966
         2,500,000    Illinois Finance Authority Revenue, (OSF Healthcare System), 5.25%, due 11/15/11                     2,625,475
         1,170,000    Illinois Finance Authority Revenue, (SwedishAmerican Hospital), (AMBAC Insured)
                      5.00%, due 11/15/11                                                                                  1,230,278
                                                                                                                          12,276,747
Indiana - 4.1%
         1,000,000    Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of
                      Indiana, 5.00%, due 11/15/12                                                                         1,032,840
         1,000,000    Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of
                      Indiana, 5.00%, due 11/15/13                                                                         1,034,480
         2,000,000    Indianapolis, Indiana, Local Public Improvement Bond Bank, (Airport Authority Project)
                      (FSA Insured), Series A, 5.625%, due 1/1/17                                                         2,137,780
                                                                                                                           4,205,100
Kansas - 0.8%
           500,000    Kansas State Development Finance Authority, Health Facilities Revenue, (Hays Medical
                      Center, Inc.), Series L, 5.25%, due 11/15/12                                                           524,755
           250,000    Lawrence, Kansas, Hospital Revenue, (Lawrence Memorial Hospital), 5.125%, due
                      7/1/13 (WI)                                                                                            262,363
                                                                                                                             787,118
Michigan - 3.8%
         2,245,000    Michigan State Hospital Finance Authority Revenue Bonds, (Oakwood Obligated Group)
                      5.50%, due 11/1/12                                                                                   2,401,139
         1,500,000    Rockford, Michigan, Public Schools, (Q-SBLF Insured), Series A, 5.00%, due 5/1/19                    1,559,040
                                                                                                                           3,960,179
Minnesota - 2.0%
         1,000,000    Aitkin, Minnesota, Health Care Facilities Revenue, (Riverwood Healthcare Center),
                      5.25%, due 2/1/14 (WI)                                                                               1,014,780
         1,000,000    Minnesota State Higher Education Facilities Authority Revenue, (St. John's University)
                      Series 6-G, 5.00%, due 10/1/14                                                                       1,056,860
                                                                                                                           2,071,640
Missouri - 0.5%
           500,000    Fenton, Missouri, Tax Increment Revenue, (Gravois Bluffs Redevelopment Project)
                      5.00%, due 4/1/12                                                                                      516,885
Nebraska - 2.0%
         1,030,000    Nebraska Educational Facilities Authority Revenue, (Dana College), Series A, 5.50%, due
                      3/15/20                                                                                             1,057,244
         1,000,000    Nebraska Educational Facilities Authority Revenue, (Dana College), Series A, 5.50%, due
                      3/15/25                                                                                              1,021,360
                                                                                                                           2,078,604
New York - 6.5%
           725,000    Erie County, New York, Industrial Development Agency Revenue, (Orchard Park CCRC
                      Inc. Project), Series A, 5.50%, due 11/15/11                                                           746,228
         1,000,000    New York City Industrial Development Agency, Special Facility Revenue Bonds
                      (Terminal One Group Association L.P. Project), 5.00%, due 1/1/12                                     1,034,410
         1,240,000    Onondaga County, New York, Industrial Development Agency, Pollution Control
                      Revenue, (Anheuser-Busch Project), Series A, 4.875%, due 7/1/41                                      1,245,047
         2,200,000    Onondaga County, New York, Industrial Development Agency, Pollution Control
                      Revenue, (Anheuser-Busch Project), Series B, 4.95%, due 7/1/36                                       2,209,416
         1,455,000    Suffolk County, New York, Industrial Development Agency, Continuing Care Retirement
                      (Jefferson's Ferry Project), 5.00%, due 11/1/12                                                      1,500,090
                                                                                                                           6,735,191
Oklahoma - 2.7%
         1,000,000    Comanche County, Oklahoma, Development Financial Authority Revenue, (Comanche
                      County Memorial Hospital Project), Series B, 6.60%, due 7/1/31**                                     1,086,940
         1,610,000    Pottawatomie County, Oklahoma, Facilities Authority, Educational Facilities Lease
                      Revenue, (Shawnee Public Schools Project), 5.00%, due 9/1/13
         1,668,797
                                                                                                                           2,755,737
Pennsylvania - 2.2%
         1,600,000    Cumberland County, Pennsylvania, Municipal Authority Revenue, (Presbyterian Homes
                      Inc. Project), (RDN Insured), Series A, 5.00%, due 12/1/13                                           1,665,584
           620,000    Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System
                      Revenue Bonds, 5.25%, due 7/1/10                                                                       649,382
                                                                                                                           2,314,966
Rhode Island - 2.3%
         1,250,000    Providence, Rhode Island, Special Obligation Tax Increment Refunding Bonds, Series E,
                      5.00%, due 6/1/13                                                                                    1,308,000
         1,000,000    Rhode Island State Economic Development Corp., Providence Place Mall, (RDN Insured)
                      6.125%, due 7/1/20                                                                                   1,079,710
                                                                                                                           2,387,710
South Carolina - 2.7%
           500,000    Lexington County, South Carolina, One School Facilities Corp., Installment Purchase
                      Revenue Bonds, (Lexington County School District No. 1, South Carolina Project)
                      5.00%, due 12/1/12                                                                                     524,830
         1,040,000    South Carolina Jobs-Economic Development Authority, Student Housing Revenue,
                      (Coastal Housing Foundation LLC Project), (CIFG Insured), Series A, 5.00%, due 4/1/17                1,094,423

         1,095,000    South Carolina Jobs-Economic Development Authority, Student Housing Revenue,
                      (Coastal Housing Foundation LLC Project), (CIFG Insured), Series A, 5.00%, due 4/1/18                1,147,451

                                                                                                                           2,766,704
Tennessee - 5.0%
         2,000,000    Memphis-Shelby County, Tennessee, Airport Authority Special Facilities Revenue
                      (Federal Express Corp.), 5.05%, due 9/1/12                                                           2,083,760
         1,000,000    Shelby County, Tennessee, Health, Educational and Housing Facility Board, (Trezevant
                      Manor Project), Series A, 4.90%, due 9/1/11                                                            996,260
         2,000,000    Tennessee Energy Acquisition Corporation, Gas Project Revenue, Series A, 5.00%, due
                      9/1/13                                                                                               2,103,280
                                                                                                                           5,183,300
Texas - 9.3%
         1,790,000    Beasley, Texas, Higher Education Finance Corporation Revenue, (Uplift Education)
                      (ACA Insured), Series A, 5.25%, due 12/1/18**                                                        1,870,121
         2,940,000    Brazos River Authority, Texas, Pollution Control Revenue, (TXU Electric Company
                      Project), 5.75%, due 5/1/36                                                                          3,096,790
           835,000    Cameron, Texas, Education Corporation Revenue, (Faith Family Academy Charter School
                      Project), (ACA Insured), Series A, 5.00%, due 8/15/15                                                  861,319
         1,100,000    Harris County, Texas, Municipal Utility District No. 368, (RDN Insured), 6.125%, due
                      9/1/29                                                                                               1,207,558
         1,495,000    Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, (AMBAC
                      Insured), 5.00%, due 1/1/20                                                                          1,560,645
         1,000,000    Willacy County, Texas, Local Government Corporate Revenue, 6.00%, due 3/1/09                         1,012,530
                                                                                                                           9,608,963
Virginia - 1.8%
         1,740,000    Virginia State Resources Authority Infrastructure Revenue, Series A, 5.00%, due 11/1/12              1,812,749

Washington - 1.0%
         1,000,000    Douglas County, Washington, Public Utility District No. 1, Wells Hydroelectric
                      Revenue, (AMT), (AMBAC Insured), Series 2006A, 5.00%, due 9/1/13 (WI)                                1,051,010
Wisconsin - 4.8%
         1,000,000    Milwaukee County, Wisconsin, Airport Revenue, (FGIC Insured), Series A, 5.75%, due
                      12/1/25                                                                                              1,053,010
         1,050,000    Milwaukee, Wisconsin, Redevelopment Authority Revenue, (Science Education
                      Consortium Project), Series A, 5.125%, due 8/1/15                                                    1,041,768
         2,000,000    Wisconsin Health and Educational Facilities Authority Revenue Bonds, (SynergyHealth
                      Inc.), 6.00%, due 11/15/23                                                                           2,142,400
           765,000    Wisconsin Health and Educational Facilities Authority Revenue Bonds, (Wheaton
                      Franciscan Services, Inc. System), Series A, 5.00%, due 8/15/09                                        782,687
                                                                                                                           5,019,865
------------------------------------------------------------------------------------------------------------------------------------
Total Municipal Securities (cost $101,182,310)                                                                           100,765,329
------------------------------------------------------------------------------------------------------------------------------------

Short-Term Municipal Securities - 2.7%
Kansas - 0.4%
           410,000    Shawnee, Kansas, Industrial Revenue, (Shawnee Village Association), Variable Rate
                      3.57%, 12/1/09                                                                                         410,000
Missouri - 0.1%
           100,000    Missouri State Health and Educational Facilities Authority Revenue, (Cox Health
                      Systems), (MBIA Insured), Variable Rate, 3.64%, 6/1/15                                                 100,000
North Dakota - 1.1%
         1,200,000    Grand Forks, North Dakota, Health Care Facilities Revenue, (The UTD Hospital Obligation Group)
                      Series A, Variable Rate, 3.74%, 12/1/25                                                              1,200,000
South Carolina - 0.3%
           300,000    Piedmont, South Carolina, Municipal Power Agency Electric Revenue, Subseries B-6
                      Variable Rate, 3.64%, 1/1/31                                                                           300,000
Texas - 0.8%
           795,000    San Antonio, Texas, Water System Subordinate Lien Revenue and Refunding Bonds
                      (MBIA Insured), Series A, Variable Rate, 3.65%, 5/15/33                                                795,000
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Securities (amortized cost $2,805,000)                                                          2,805,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $103,987,310) - 100%                                                                    $  103,570,329
------------------------------------------------------------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ACA               American Capital Access Corp.

ADED-GTD          Arkansas Department of Economic Development - Guaranteed

AMBAC             American Municipal Bond Assurance Corp.

CIFG              CDC IXIS Financial Guaranty Group

FGIC              Financial Guaranty Insurance Co.

FSA               Financial Security Assurance, Inc.

MBIA              Municipal Bond Investors Assurance Corp.

Q-SBLF            Qualified School Bond Loan Fund

RDN               Radian Asset Assurance, Inc.

WI                When-Issued Security

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2006 are noted below.

Fund                                                             Aggregate Value
Janus Federal Tax-Exempt Fund                                         $4,355,619

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2006.

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 18.6%
Agricultural Operations - 0.2%
       $ 1,421,000    Bunge Limited Finance Corp., 4.375%, company guaranteed notes, due 12/15/08                     $    1,378,401
Building Products - Cement and Aggregate - 0.2%
           865,000    Lafarge S.A., 6.50%, notes, due 7/15/16**                                                              868,793
           860,000    Lafarge S.A., 7.125%, notes, due 7/15/36**                                                             864,738
                                                                                                                           1,733,531
Cable Television - 0.7%
         3,850,000    Cox Communications, Inc., 4.625%, notes, due 1/15/10                                                 3,699,114
           912,193    CSC Holdings, Inc., 7.25813%, bank loan, due 3/29/13***                                                906,702
         1,360,308    CSC Holdings, Inc., 6.98813%, bank loan, due 3/29/13***                                              1,352,119
           912,193    CSC Holdings, Inc., 6.88%, bank loan, due 3/29/13***                                                   906,702
                                                                                                                           6,864,637
Casino Hotels - 0.3%
         2,700,000    Hard Rock Hotel, Inc., 8.875%, notes, due 6/1/13                                                     2,895,750
Cellular Telecommunications - 0.6%
         2,200,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                      2,224,299
         1,350,000    Nextel Communications, Inc., 7.375%, senior notes, due 8/1/15                                        1,383,032
         2,000,000    Rogers Wireless Communications, Inc., 7.61625%, secured notes, due 12/15/10***                       2,055,000
                                                                                                                           5,662,331
Computer Services - 0.1%
         1,320,000    Sungard Daya Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                            1,348,050
Computers - Peripheral Equipment - 0%
         4,250,000    Candescent Technologies Corp., 8.00%, convertible senior subordinated debentures, due
                      5/1/03 (144A) ***, (a), +++, ss.                                                                             0
         2,750,000    Candescent Technologies Corp., 8.00%, convertible senior subordinated debentures, due
                      5/1/03 (144A) ***, ##,+++, ss.                                                                               0
Containers - Metal and Glass - 0.4%
         2,153,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due
                      2/15/09                                                                                              2,220,281
         1,720,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                               1,728,600
                                                                                                                           3,948,881
Cosmetics and Toiletries - 0.2%
         1,850,000    Gillette Co., 4.125%, senior notes, due 8/30/07 ***                                                  1,817,090
Dialysis Centers - 0.2%
            55,283    Fresenius Medical Care AG & Co., 6.87375%, bank loan, due 3/31/13**,***                                 54,742
           331,969    Fresenius Medical Care AG & Co., 6.87375%, bank loan, due 3/31/13**,***                                328,719
           474,241    Fresenius Medical Care AG & Co., 6.86167%, bank loan, due 3/31/13**,***                                469,598
           677,487    Fresenius Medical Care AG & Co., 6.83833%, bank loan, due 3/31/13**,***                                670,854
           270,995    Fresenius Medical Care AG & Co., 6.78177%, bank loan, due 3/31/13**,***                                268,342
                                                                                                                           1,792,255
Diversified Financial Services - 0.9%
         1,500,000    General Electric Capital Corp., 4.125%, senior unsecured notes, due 9/1/09                           1,447,538
         3,200,000    General Electric Capital Corp., 3.75%, notes, due 12/15/09                                           3,037,622
         2,600,000    General Electric Capital Corp., 4.375%, notes, due 11/21/11                                          2,463,994
         1,000,000    Zurich Financial Services USA, 6.45%, bonds, due 12/15/65 (144A) ***                                   939,573
                                                                                                                           7,888,727
Diversified Operations - 0.3%
         2,705,000    Textron, Inc., 6.375%, notes, due 11/15/08                                                           2,755,743
Electric - Generation - 0.2%
         1,453,000    Edison Mission Energy, 7.75%, senior notes, due 6/15/16 (144A)                                       1,434,838
Electric - Integrated - 1.9%
         1,900,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                    1,834,083
         3,990,000    Monongahela Power Co., 6.70%, first mortgage notes, due 6/15/14**                                    4,140,212
         1,785,000    Pacific Gas and Electric Co., 4.80%, unsecured notes, due 3/1/14                                     1,680,990
         4,350,000    Southern California Edison Co., 7.625%, notes, due 1/15/10                                           4,609,146
         1,575,000    Southern California Edison Co., 6.00%, first mortgage notes, due 1/15/34                             1,533,636
         2,335,000    TXU Corp., 4.80%, senior notes, due 11/15/09                                                         2,240,745
         1,150,000    TXU Corp., 6.55%, notes, due 11/15/34                                                                1,023,540
                                                                                                                          17,062,352
Finance - Auto Loans - 0.5%
           843,000    Ford Motor Credit Co., 9.75%, senior unsecured notes, due 9/15/10 (144A)                               834,359
         1,800,000    Ford Motor Credit Co., 9.95688%, notes, due 4/15/12 ***                                              1,855,102
         2,000,000    General Motors Acceptance Corp., 6.125%, notes, due 8/28/07                                          1,985,978
                                                                                                                           4,675,439
Finance - Commercial - 0.4%
         3,750,000    CIT Group, Inc., 5.75%, senior notes, due 9/25/07                                                    3,752,966
Finance - Consumer Loans - 0.9%
         3,339,000    John Deere Capital Corp., 4.875%, notes, due 10/15/10                                                3,256,233
         3,450,000    Household Finance Corp., 4.625%, notes, due 1/15/08                                                  3,412,398
         1,750,000    SLM Corp., 5.67%, notes, due 1/31/14 ***                                                             1,668,713
                                                                                                                           8,337,344
Finance - Credit Card - 0.2%
         2,115,000    Capital One Financial Corp., 7.686%, bonds, due 8/15/36                                              2,140,265
Finance - Investment Bankers/Brokers - 0.7%
           770,000    E*Trade Financial Corp., 8.005%, senior notes, due 6/15/11                                             791,175
         1,250,000    E*Trade Financial Corp., 7.375%, senior notes, due 9/15/13                                           1,253,125
           855,000    Goldman Sachs Group, Inc., 5.35%, senior notes, due 1/15/16                                            818,214
           860,000    Goldman Sachs Group, Inc., 6.45%, subordinated notes, due 5/1/36                                       844,514
           805,000    Jefferies Group, Inc., 5.50%, senior notes, due 3/15/16                                                760,331
           925,000    Jefferies Group, Inc., 6.25%, senior unsecured notes, due 1/15/36                                      857,274
           900,000    Merrill Lynch & Company, Inc., 6..05%, subordinated notes, due 5/16/16                                 902,012
                                                                                                                           6,226,645
Finance - Mortgage Loan Banker - 0.2%
           835,000    Residential Capital Corp., 6.00%, company guaranteed notes, due 2/22/11                                819,375
         1,253,000    Residential Capital Corp., 6.50%, senior notes, due 4/17/13                                          1,246,522
                                                                                                                           2,065,897
Food - Diversified - 0.4%
            10,367    Dole Food Co., 9.00%, bank loan, due 4/12/13***                                                         10,140
            11,404    Dole Food Co., 9.00%, bank loan, due 4/12/13***                                                         11,159
           315,945    Dole Food Co., 7.3125%, bank loan, due 4/12/13***                                                      309,036
            86,885    Dole Food Co., 7.125%, bank loan, due 4/12/13***                                                        85,023
           264,604    Dole Food Co., 7.00%, bank loan, due 4/12/13***                                                        258,817
            78,986    Dole Food Co., 5.37031%, bank loan, due 4/12/13***                                                      77,209
            78,986    Dole Food Co., 5.37031%, bank loan, due 4/12/13***                                                      77,294
         2,900,000    General Mills, Inc., 3.875%, notes, due 11/30/07                                                     2,831,033
                                                                                                                           3,659,711
Food - Retail - 0.1%
           845,000    Stater Brothers Holdings, Inc., 8.125%, senior notes, due 6/15/12                                      838,663
Foreign Government - 0.4%
         3,150,000    Quebec Province, 6.125%, unsecured notes, due 1/22/11                                                3,232,391
Gas - Distribution - 0.7%
         1,100,000    Colorado Interstate Gas Co., 6.80%, senior notes, due 11/15/15                                       1,071,214
         1,030,000    Southern Star Central Corp., 6.00%, notes, due 6/1/16 (144A)                                         1,015,838
         3,700,000    Southwest Gas Corp., 7.625%, senior notes, due 5/15/12                                               3,953,035
                                                                                                                           6,040,087
Independent Power Producer - 0.4%
           232,192    NRG Energy, Inc., 7.49875%, bank loan, due 2/1/13***                                                   232,482
         3,118,632    NRG Energy, Inc., 7.23063%, bank loan, due 2/1/13***                                                 3,128,705
           630,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 2/1/16                                         615,825
                                                                                                                           3,977,012
Investment Management and Advisory Services - 1.0%
           850,000    Ameriprise Financial, Inc., 7.5185%, junior subordinated notes, due 6/1/66 ***                         874,163
         3,450,000    Franklin Resources, Inc., 3.70%, notes, due 4/15/08                                                  3,347,190
         2,050,000    Nuveen Investments, 5.00%, senior notes, due 9/15/10                                                 1,986,837
         2,800,000    Nuveen Investments, 5.50%, senior notes, due 9/15/15                                                 2,648,069
                                                                                                                           8,856,259
Life and Health Insurance - 0.5%
         1,315,000    Americo Life, Inc., 7.875%, notes, due 5/1/13 (144A) ss.                                             1,295,660
         2,800,000    StanCorp Financial Group, Inc., 6.875%, senior notes, due 10/1/12                                    2,938,570
                                                                                                                           4,234,230
Medical - HMO - 0.3%
         1,540,000    Coventry Health Care, Inc., 5.875%, senior notes, due 1/15/12                                        1,502,330
         1,094,000    Coventry Health Care, Inc., 6.125%, senior notes, due 1/15/15                                        1,055,975
                                                                                                                           2,558,305
Multimedia - 0%
           408,910    Entravision Communications Corp., 7.01%, bank loan, due 3/29/13***                                     407,634
Non-Hazardous Waste Disposal - 0.6%
         2,900,000    Allied Waste North America, Inc., 6.50%, secured notes, due 11/15/10                                 2,831,125
         2,400,000    Waste Management, Inc., 7.375%, senior notes, due 8/1/10                                             2,545,313
                                                                                                                           5,376,438
Oil Companies - Exploration and Production - 0.6%
         2,110,000    Kerr-McGee Corp., 6.875%, secured notes, due 9/15/11                                                 2,211,189
         1,080,000    Magnum Hunter Resources, Inc., 9.60%, company guaranteed notes, due 3/15/12                          1,143,450
           600,000    Pemex Project Funding Master Trust, 5.75%, company guaranteed notes, due 12/15/15                      571,610
           500,000    Pemex Project Funding Master Trust, 8.625%, company guaranteed notes, due 2/1/22 ***                   581,878
         1,025,000    Ras Laffan LNG III, 5.838%, bonds, due 9/30/27 (144A)                                                  968,635
                                                                                                                           5,476,762
Oil Companies - Integrated - 0.5%
         1,325,000    Marathon Oil Corp., 6.85%, notes, due 3/1/08                                                         1,349,893
         3,450,000    ChevronTexaco Capital Co., 3.50%, company guaranteed notes, due 9/17/07                              3,375,952
                                                                                                                           4,725,845
Paper and Related Products - 0.2%
           189,523    Georgia Pacific Corporation, Inc., 7.49875%, bank loan, due 12/20/12***                                189,252
           200,025    Georgia Pacific Corporation, Inc., 7.49875%, bank loan, due 12/20/12***                                199,739
           100,012    Georgia Pacific Corporation, Inc., 7.485%, bank loan, due 12/20/12***                                   99,869
         1,600,197    Georgia Pacific Corporation, Inc., 7.30%, bank loan, due 12/20/12***                                 1,597,908
                                                                                                                           2,086,768
Photo Equipment and Supplies - 0.1%
         1,233,490    Eastman Kodak Co., 0%, bank loan, due 10/18/12***                                                    1,231,738
Pipelines - 0.4%
           850,000    Kinder Morgan Finance Co., 5.70%, company guaranteed notes, due 1/5/16                                 743,239
         3,255,000    El Paso Corp., 7.625%, notes, due 9/1/08 (144A)**                                                    3,311,963
                                                                                                                           4,055,202
Property and Casualty Insurance - 0.6%
         3,750,000    Kingsway America, Inc., 7.50%, senior notes, due 2/1/14                                              3,750,926
         1,825,000    Ohio Casualty Corp., 7.30%, senior unsecured notes, due 6/15/14                                      1,888,800
                                                                                                                           5,639,726
Publishing - Periodicals - 0.2%
         1,475,000    Dex Media East LLC, 12.125%, company guaranteed notes, due 11/15/12                                  1,648,313
Reinsurance - 0.1%
         1,400,000    Berkshire Hathaway, Inc., 4.625%, company guaranteed notes, due 10/15/13                             1,317,308
Rental Auto/Equipment - 0.2%
         1,698,388    Avis Rent A Car Systems, Inc., 6.75%, bank loan, due 4/19/12***                                      1,683,103
Retail - Regional Department Stores - 0%
           373,101    Neiman Marcus Group, Inc., 7.77%, bank loan, due 4/6/13***                                             375,713
Savings/Loan/Thrifts - 0.4%
           525,000    Sovereign Bancorp, Inc., 4.80%, senior notes, due 9/1/10 (144A)                                        506,945
         2,085,000    Webster Bank, 5.875%, subordinated notes, due 1/15/13                                                2,058,137
         1,000,000    Webster Capital Trust II, 10.00%, company guaranteed notes, due 4/1/27                               1,070,823
                                                                                                                           3,635,905
Schools - 0.1%
           631,326    Education Management Corp., 8.0625%, bank loan, due 6/1/13***                                          634,217
Special Purpose Entity - 0.6%
         3,200,000    OneAmerica Financial Partners, 7.00%, bonds, due 10/15/33 (144A)                                     3,187,965
         2,501,000    Resona Preferred Securities, Ltd., 7.191%, bonds, due 12/29/49 (144A) ***                            2,548,104
                                                                                                                           5,736,069
Telecommunication Services - 0.1%
         1,065,000    Embarq Corp., 7.082%, notes, due 6/1/16                                                              1,071,811
Telephone - Integrated - 0.9%
         1,275,000    Telefonica Emisiones S.A.U., 5.984%, company guaranteed notes, due 6/20/11**                         1,280,616
         2,950,000    BellSouth Corp., 4.75%, senior unsecured notes, due 11/15/12                                         2,757,740
         3,300,000    Deutsche Telekom International Finance B.V., 3.875%, company guaranteed notes, due 7/22/08**         3,200,126
           750,000    Qwest Corp., 7.74125%, senior notes, due 6/15/13 ***                                                   802,500
                                                                                                                           8,040,982
Transportation - Railroad - 0.1%
         1,050,000    BNSF Funding Trust I, 6.613%, company guaranteed notes, due 12/15/55 ***                               999,387
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $174,468,843)                                                                                171,320,721
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.1%
Cable Television - 0.1%
EUR        971,100    Telenet Communications N.V., 9.00%, senior notes, due 12/15/13** (cost $1,247,386)                   1,358,329
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 30.4%
Finance - Investment Bankers/Brokers - 0.4%
        $3,614,336    Credit Suisse First Boston Mortgage Securities Corp., 5.00%, due 8/25/20                             3,553,175
U.S. Government Agency - 30%
                       Fannie Mae:
         3,825,503    7.00%, due 9/1/14                                                                                    3,930,225
           944,110    6.50%, due 11/1/17                                                                                     958,220
         2,582,996    5.00%, due 11/1/18                                                                                   2,517,271
         1,737,828    4.50%, due 5/1/19                                                                                    1,662,196
         4,661,578    4.50%, due 5/1/19                                                                                    4,458,701
         5,562,223    4.50%, due 5/1/19                                                                                    5,320,150
           543,133    5.50%, due 8/1/19                                                                                      538,258
         4,674,037    5.00%, due 8/1/19                                                                                    4,547,263
         1,009,190    5.50%, due 9/1/19                                                                                    1,000,132
           282,934    5.50%, due 9/1/19                                                                                      280,154
         1,329,220    4.00%, due 2/1/20                                                                                    1,238,384
           666,722    4.50%, due 4/1/20                                                                                      637,037
         2,789,473    6.00%, due 8/15/21###                                                                                2,813,011
         5,496,208    5.50%, due 9/1/24                                                                                    5,395,473
         3,857,995    5.00%, due 5/1/25                                                                                    3,696,098
           996,962    7.00%, due 11/1/28                                                                                   1,024,879
         1,124,072    6.50%, due 2/1/31                                                                                    1,146,814
         2,255,820    7.00%, due 2/1/32                                                                                    2,318,988
         2,174,866    6.50%, due 5/1/32                                                                                    2,213,216
           970,693    6.50%, due 7/1/32                                                                                      986,071
         6,572,875    6.00%, due 10/1/32                                                                                   6,557,407
         8,742,733    5.50%, due 2/1/33                                                                                    8,529,084
         1,679,963    6.50%, due 3/1/33                                                                                    1,706,579
         3,638,069    5.50%, due 11/1/33                                                                                   3,548,868
         4,518,905    5.00%, due 11/1/33                                                                                   4,297,792
         4,099,118    5.50%, due 2/1/34                                                                                    3,991,947
        10,899,789    5.00%, due 3/1/34**                                                                                 10,366,458
         4,538,665    5.00%, due 4/1/34                                                                                    4,309,756
         1,758,606    5.00%, due 4/1/34                                                                                    1,672,557
         3,524,364    3.887%, due 5/1/34                                                                                   3,413,664
         3,754,814    5.00%, due 6/1/34                                                                                    3,565,439
         7,243,595    6.00%, due 7/1/34                                                                                    7,229,009
         1,596,509    5.00%, due 7/1/34                                                                                    1,515,988
         2,398,128    6.50%, due 8/1/34                                                                                    2,436,769
           470,317    6.50%, due 9/1/34                                                                                      479,475
         6,658,381    5.50%, due 11/1/34                                                                                   6,484,300
         1,011,542    5.50%, due 11/1/34                                                                                     985,095
         8,829,040    5.50%, due 12/1/34                                                                                   8,598,208
         4,554,959    5.50%, due 3/1/35                                                                                    4,426,541
         3,095,952    5.00%, due 5/1/35                                                                                    2,931,621
         3,076,865    5.50%, due 7/1/35                                                                                    2,990,119
         2,167,605    4.694%, due 7/1/35                                                                                   2,097,387
         2,251,964    4.43%, due 7/1/35                                                                                    2,211,828
         3,613,325    6.00%, due 9/1/35                                                                                    3,598,938
         1,651,264    6.50%, due 10/1/35                                                                                   1,671,087
         3,083,080    6.00%, due 12/1/35                                                                                   3,065,924
         2,034,809    7.00%, due 1/1/36                                                                                    2,086,872
           463,314    7.00%, due 1/1/36                                                                                      475,223
         1,967,648    6.50%, due 1/1/36                                                                                    1,991,206
         1,761,977    7.00%, due 2/1/36                                                                                    1,807,059
         4,602,094    7.00%, due 3/1/36                                                                                    4,720,387
         4,388,501    6.00%, due 3/1/36                                                                                    4,361,502
         7,335,481    7.50%, due 4/1/36                                                                                    7,584,131
                      Federal Home Loan Bank System:
         3,438,299    4.75%, due 10/25/10                                                                                  3,359,863
         4,433,721    5.27%, due 12/28/12                                                                                  4,379,165
         2,976,694    5.50%, due 12/1/34                                                                                   2,901,286
         3,612,520    5.50%, due 12/1/34                                                                                   3,521,005
                      Freddie Mac:
         2,835,213    6.50%, due 3/1/13                                                                                    2,856,978
         1,399,271    5.50%, due 1/1/16                                                                                    1,387,992
         2,060,629    5.50%, due 1/1/18                                                                                    2,043,535
         7,019,020    4.50%, due 2/1/18                                                                                    6,705,131
         3,813,839    5.00%, due 9/1/18                                                                                    3,708,009
         1,759,497    4.00%, due 4/1/19                                                                                    1,640,802
         1,926,103    5.00%, due 2/1/20                                                                                    1,869,805
         1,588,235    5.50%, due 2/1/21                                                                                    1,570,434
         1,474,794    5.00%, due 4/1/21                                                                                    1,431,533
         1,881,799    6.00%, due 11/1/33                                                                                   1,878,293
         2,313,575    5.50%, due 11/1/33                                                                                   2,257,212
         3,753,243    6.00%, due 2/1/34                                                                                    3,746,758
         2,233,362    5.00%, due 5/1/34                                                                                    2,118,853
         1,574,509    5.00%, due 5/1/34                                                                                    1,493,781
           412,886    6.50%, due 7/1/34                                                                                      419,785
           815,491    6.50%, due 7/1/34                                                                                      829,293
           473,168    6.50%, due 6/1/35                                                                                      479,563
         6,853,105    5.50%, due 6/1/35                                                                                    6,679,498
         8,672,822    5.00%, due 7/1/35**                                                                                  8,206,177
         2,547,607    5.00%, due 8/1/35                                                                                    2,410,532
         3,829,820    5.50%, due 9/1/35                                                                                    3,722,818
         1,238,442    5.50%, due 9/1/35                                                                                    1,203,841
         4,102,588    5.50%, due 10/1/35                                                                                   3,989,591
                      Ginnie Mae:
         1,758,522    6.00%, due 2/15/33                                                                                   1,761,950
         5,369,812    6.00%, due 10/20/34                                                                                  5,369,115
         2,086,330    6.50%, due 2/20/35                                                                                   2,121,320
         5,757,369    5.50%, due 3/20/35                                                                                   5,619,095
         4,079,140    5.50%, due 5/20/35                                                                                   3,981,172
         7,150,919    5.00%, due 10/15/35                                                                                  6,830,232
                                                                                                                         274,885,178
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $286,744,228)                                                                     278,438,353
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.8%
Finance - Other Services - 0.2%
            38,945    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                                  2,088,231
REIT - Diversified - 0.3%
            96,600    iStar Financial, Inc., 7.875%                                                                        2,463,300
Savings/Loan/Thrifts - 0.3%
            91,960    Chevy Chase Bank FSB, 8.00%                                                                          2,528,900
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $7,083,886)                                                                                    7,080,431
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 11.8%
                      Fannie Mae:
       $52,595,000    5.50%, due 3/15/11                                                                                  53,068,775
         1,850,000    5.125%, due 4/15/11#                                                                                 1,838,280
         3,485,000    6.625%, due 11/15/30#                                                                                3,996,365
                      Federal Home Loan Bank System:
         3,655,000    5.125%, due 6/18/08#                                                                                 3,645,647
        10,300,000    5.625%, due 6/13/16                                                                                 10,290,648
                      Freddie Mac:
        14,476,000    4.875%, due 2/17/09#                                                                                14,362,132
        21,200,000    5.25%, due 5/21/09                                                                                  21,216,133
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $108,911,968)                                                                       108,417,980
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 21.0%
        40,585,000    5.125%, due 6/30/08#                                                                                40,684,880
        17,118,000    4.50%, due 2/15/09#                                                                                 16,934,118
         6,570,000    4.875%, due 5/15/09#                                                                                 6,561,275
        14,365,000    4.50%, due 2/28/11#                                                                                 14,124,271
         3,561,000    4.75%, due 3/31/11#                                                                                  3,536,240
         6,125,000    4.875%, due 4/30/11#                                                                                 6,113,038
         1,810,000    4.875%, due 5/31/11#                                                                                 1,806,465
         1,675,000    5.125%, due 6/30/11#                                                                                 1,690,048
         1,521,588    1.625%, due 1/15/15(b),#                                                                             1,430,888
         8,395,000    4.50%, due 11/15/15#                                                                                 8,097,238
         1,685,000    4.50%, due 2/15/16#                                                                                  1,622,997
        31,772,000    5.125%, due 5/15/16#                                                                                32,102,143
         5,035,000    8.875%, due 8/15/17#                                                                                 6,643,839
         6,145,000    8.875%, due 2/15/19#                                                                                 8,259,261
         6,480,000    7.25%, due 8/15/22#                                                                                  7,932,939
        13,469,000    6.25%, due 8/15/23#                                                                                 15,082,128
         3,208,000    5.25%, due 2/15/29#                                                                                  3,248,350
         5,883,000    6.25%, due 5/15/30#                                                                                  6,770,504
        10,450,000    5.375%, due 2/15/31#                                                                                10,805,133
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $195,990,873)                                                                      193,445,755
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.2%
         2,963,780    Janus Government Money Market Fund, 5.21%                                                            2,963,780
         4,618,220    Janus Institutional Cash Reserves Fund, 5.23%                                                        4,618,220
         3,247,000    Janus Money Market Fund, 5.26%                                                                       3,247,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $10,829,000)                                                                                    10,829,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 16.1%
       148,157,944    State Street Navigator Securities Lending Prime Portfolio+ (cost $148,157,944)                     148,157,944

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $933,434,128) - 100%                                                                    $  919,048,513
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Belgium                                     $      1,358,329                0.1%
Canada                                             9,406,582                1.1
Cayman Islands                                     2,548,104                0.3
France                                             1,733,531                0.2
Germany                                            1,792,255                0.2
Netherlands                                        3,200,126                0.3
Qatar                                                968,635                0.1
Spain                                              1,280,616                0.1
United States++                                  896,760,335               97.6
                                            ----------------              -----
Total                                       $    919,048,513              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (80.3% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at July 31, 2006

Currency Sold                 Currency      Currency Value            Unrealized
and Settlement Date         Units Sold           in $ U.S.           Gain/(Loss)
--------------------------------------------------------------------------------
Euro 1/11/07                 1,025,000        $  1,322,201         $    (15,326)
--------------------------------------------------------------------------------
Total                                         $  1,322,201         $    (15,326)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.


** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

***         Rate is subject to change. Rate shown reflects current rate.

(a) Security is a defaulted security in Janus Flexible Bond Fund with accrued interest in the amount of $170,000 that was written-off December 10, 2001.

## Security is a defaulted security in Janus Flexible Bond Fund with accrued interest in the amount of $110,000 that was written-off December 10, 2001.

###         Security acquired under mortgage dollar roll agreement.

(b)         Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.


+++ Schedule of Fair Valued Securities (as of July 31, 2006)

                                                                    Value as a %
                                                                   of Investment
                                                          Value       Securities
--------------------------------------------------------------------------------
Janus Flexible Bond Fund
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures,
    due 5/1/03 (144A)                              $         --             0.0%
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures,
    due 5/1/03 (144A)                                        --             0.0%
--------------------------------------------------------------------------------
(a)                                                $         --             0.0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                 Value as a %
                                                                 Acquisition      Acquisition                   of Investment
                                                                    Date              Cost           Value         Securities
-----------------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund
Americo Life, Inc., 7.875%
    notes, due 5/1/13 (144A)                                   4/25/03-5/21/03   $  1,317,405    $  1,295,660            0.1%
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03
    (144A)(a)(a)                                                   4/17/98            458,575              --            0.0%
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03
    (144A)(a)(a)                                                    3/6/00            237,380              --            0.0%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 $  2,013,360    $  1,295,660            0.1%
-----------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2006. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2006 are noted below.

Fund                                                             Aggregate Value
Janus Flexible Bond Fund                                            $ 19,595,730

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2006.

Janus Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.4%
Aerospace and Defense - 4.6%
         5,401,628    BAE Systems PLC**                                                                              $    36,047,515
         4,583,990    Boeing Co.                                                                                         354,892,505
         1,374,845    Lockheed Martin Corp.                                                                              109,547,650
                                                                                                                         500,487,670
Agricultural Chemicals - 2.2%
         2,773,380    Monsanto Co.                                                                                       119,227,606
           820,225    Syngenta A.G.                                                                                      117,912,968
                                                                                                                         237,140,574
Automotive - Cars and Light Trucks - 1.0%
         2,044,576    BMW A.G.**,#                                                                                       105,618,841
Automotive - Truck Parts and Equipment - Original - 0.1%
           694,895    Lear Corp.*,#                                                                                       15,683,780
Broadcast Services and Programming - 0.3%
           432,603    Liberty Media Holding Corp. - Class A*                                                              35,304,731
Building - Residential and Commercial - 0.2%
            52,530    NVR, Inc.*,#                                                                                        26,002,350
Building Products - Cement and Aggregate - 0.6%
         2,255,758    Cemex S.A. de C.V. (ADR)                                                                            63,883,067
Building Products - Wood - 0.4%
         1,476,720    Masco Corp.#                                                                                        39,472,726
Casino Hotels - 0.7%
         1,225,895    Harrah's Entertainment, Inc.                                                                        73,688,548
Cellular Telecommunications - 0.7%
         2,226,110    America Movil S.A. de C.V. - Series L (ADR)#                                                        79,650,216
Chemicals - Diversified - 0.6%
         1,068,600    Shin-Etsu Chemical Company, Ltd.**                                                                  61,891,090
Commercial Banks - 0.5%
             6,551    Mizuho Financial Group, Inc.**                                                                      55,027,371
Commercial Services - Finance - 1.3%
         1,024,205    Moody's Corp.                                                                                       56,208,370
         2,408,627    Paychex, Inc.                                                                                       82,326,871
                                                                                                                         138,535,241
Computers - 1.8%
         2,061,165    Apple Computer, Inc.*                                                                              140,076,774
           905,510    Research In Motion, Ltd. (U.S. Shares)*,#                                                           59,428,621
                                                                                                                         199,505,395
Computers - Memory Devices - 1.7%
        13,980,895    EMC Corp.*                                                                                         141,906,084
           926,645    SanDisk Corp.*,#                                                                                    43,237,256
                                                                                                                         185,143,340
Consumer Products - Miscellaneous - 0.7%
         1,229,595    Kimberly-Clark Corp.                                                                                75,066,775
Containers - Metal and Glass - 0.6%
         1,827,842    Ball Corp.                                                                                          70,006,349
Cosmetics and Toiletries - 3.1%
         6,021,880    Procter & Gamble Co.                                                                               338,429,656
Dental Supplies and Equipment - 0.6%
         1,927,172    Patterson Companies, Inc.*                                                                          64,097,741
Distribution/Wholesale - 0.5%
         7,139,500    Esprit Holdings, Ltd.                                                                               54,302,907

Diversified Operations - 2.6%
         8,750,530    General Electric Co.                                                                               286,054,826
E-Commerce/Services - 1.4%
         2,951,648    eBay, Inc.*                                                                                         71,046,167
         3,476,032    IAC/InterActiveCorp*,#                                                                              82,416,719
                                                                                                                         153,462,886
Electric - Generation - 0.6%
         3,510,260    AES Corp.*,#                                                                                        69,713,764
Electric - Integrated - 1.3%
         2,176,970    TXU Corp.#                                                                                         139,826,783
Electric Products - Miscellaneous - 0.5%
           663,815    Emerson Electric Co.                                                                                52,388,280
Electronic Components - Semiconductors - 3.1%
         7,259,125    Advanced Micro Devices, Inc.*                                                                      140,754,434
         6,746,490    Texas Instruments, Inc.#                                                                           200,910,472
                                                                                                                         341,664,906
Electronic Forms - 0.6%
         2,487,440    Adobe Systems, Inc.*                                                                                70,916,914
Enterprise Software/Services - 1.8%
         6,886,240    Oracle Corp.*                                                                                      103,087,013
         2,069,110    SAP A.G. (ADR)**,#                                                                                  94,413,489
                                                                                                                         197,500,502
Entertainment Software - 1.4%
         3,296,826    Electronic Arts, Inc.*,#                                                                           155,313,473
Finance - Credit Card - 1.6%
         2,487,630    American Express Co.#                                                                              129,506,018
         1,091,800    Credit Saison Company, Ltd.**                                                                       47,330,856
                                                                                                                         176,836,874
Finance - Investment Bankers/Brokers - 6.4%
         7,740,620    JP Morgan Chase & Co.                                                                              353,127,083
         1,762,175    Merrill Lynch & Company, Inc.                                                                      128,321,584
           961,000    Mitsubishi UFJ Securities Company, Ltd.**                                                           10,821,676
         2,121,572    UBS A.G.#                                                                                          115,427,447
         1,646,250    UBS A.G. (U.S. Shares)                                                                              89,556,000
                                                                                                                         697,253,790
Finance - Mortgage Loan Banker - 1.3%
         2,911,175    Fannie Mae                                                                                         139,474,394
Finance - Other Services - 0.6%
           137,307    Chicago Mercantile Exchange Holdings, Inc.                                                          63,325,988
Food - Dairy Products - 0.7%
         2,051,140    Dean Foods Co.*                                                                                     76,979,284
Food - Retail - 1.0%
         1,843,510    Whole Foods Market, Inc.#                                                                          106,020,260
Food - Wholesale/Distribution - 0.6%
         2,208,885    Sysco Corp.                                                                                         60,965,226
Independent Power Producer - 1.3%
         2,974,130    NRG Energy, Inc.*,#                                                                                146,475,903
Insurance Brokers - 0.7%
         2,929,645    Marsh & McLennan Companies, Inc.                                                                    79,188,304
Internet Infrastructure Software - 0.5%
         1,429,260    Akamai Technologies, Inc.*,#                                                                        56,641,574
Investment Management and Advisory Services - 0.6%
           792,365    Legg Mason, Inc.                                                                                    66,138,707
Medical - Biomedical and Genetic - 2.4%
         1,463,595    Amgen, Inc.*                                                                                       102,071,115
         2,177,581    Celgene Corp.*                                                                                     104,284,355
           646,288    Genentech, Inc.*                                                                                    52,232,996
                                                                                                                         258,588,466

Medical - Drugs - 6.2%
         2,834,040    Abbott Laboratories                                                                                135,382,091
         5,544,370    Merck & Company, Inc.                                                                              223,271,779
         1,786,843    Roche Holding A.G.#                                                                                318,003,020
                                                                                                                         676,656,890
Medical - Generic Drugs - 0.9%
         2,958,031    Teva Pharmaceutical Industries, Ltd. (ADR)#                                                         97,851,665
Medical - HMO - 3.0%
         3,961,115    Coventry Health Care, Inc.*                                                                        208,750,760
         2,424,730    UnitedHealth Group, Inc.                                                                           115,974,836
                                                                                                                         324,725,596
Medical - Wholesale Drug Distributors - 1.2%
         1,911,505    Cardinal Health, Inc.                                                                              128,070,835
Medical Instruments - 0.4%
           425,575    Intuitive Surgical, Inc.*                                                                           40,514,740
Medical Products - 0.4%
         1,031,070    Varian Medical Systems, Inc.*,#                                                                     46,728,092
Metal Processors and Fabricators - 1.3%
         2,392,730    Precision Castparts Corp.#                                                                         142,726,345
Networking Products - 0.4%
         2,625,065    Cisco Systems, Inc.*                                                                                46,857,410
Oil - Field Services - 0.7%
         2,328,050    Halliburton Co.                                                                                     77,663,748
Oil Companies - Exploration and Production - 1.2%
           942,695    Apache Corp.#                                                                                       66,431,716
         1,205,280    EnCana Corp. (U.S. Shares)                                                                          65,157,437
                                                                                                                         131,589,153
Oil Companies - Integrated - 3.6%
         4,552,045    Exxon Mobil Corp.                                                                                  308,355,529
         1,223,220    Hess Corp.#                                                                                         64,708,338
           315,085    Suncor Energy, Inc. (U.S. Shares)                                                                   25,537,639
                                                                                                                         398,601,506
Oil Refining and Marketing - 0.3%
           547,265    Valero Energy Corp.                                                                                 36,902,079
Pharmacy Services - 1.3%
         2,700,410    Caremark Rx, Inc.                                                                                  142,581,648
Reinsurance - 0.8%
            27,981    Berkshire Hathaway, Inc. - Class B*,#                                                               85,258,107
Retail - Apparel and Shoe - 1.9%
         2,171,841    Industria de Diseno Textil S.A.**                                                                   94,354,290
         3,389,865    Nordstrom, Inc.#                                                                                   116,272,369
                                                                                                                         210,626,659
Retail - Building Products - 0.6%
         2,312,250    Lowe's Companies, Inc.                                                                              65,552,288
Retail - Office Supplies - 1.1%
         5,628,642    Staples, Inc.                                                                                      121,691,240
Savings/Loan/Thrifts - 0.4%
         2,940,909    NewAlliance Bancshares, Inc.#                                                                       41,496,226
Semiconductor Components/Integrated Circuits - 0.3%
         1,935,690    Marvell Technology Group, Ltd.*,#                                                                   35,907,050
Soap and Cleaning Preparations - 1.0%
         2,837,113    Reckitt Benckiser PLC**                                                                            113,838,543
Steel - Producers - 0.2%
         2,509,858    Tata Steel, Ltd.                                                                                    26,748,100
Telecommunication Services - 0.5%
         1,895,100    NeuStar, Inc. - Class A*                                                                            58,482,786
Telephone - Integrated - 0.4%
        12,343,500    Level 3 Communications, Inc.*,#                                                                     48,263,085
Therapeutics - 1.6%
         1,667,280    Amylin Pharmaceuticals, Inc.*                                                                       81,363,264
         1,492,779    Gilead Sciences, Inc.*                                                                              91,776,053
                                                                                                                         173,139,317
Transportation - Railroad - 1.2%
         1,923,680    Canadian National Railway Co. (U.S. Shares)                                                         77,697,435
           665,360    Union Pacific Corp.                                                                                 56,555,600
                                                                                                                         134,253,035
Transportation - Services - 2.1%
         2,532,595    C.H. Robinson Worldwide, Inc.                                                                      115,942,200
         1,615,085    United Parcel Service, Inc. - Class B                                                              111,295,507
                                                                                                                         227,237,707
Web Portals/Internet Service Providers - 3.6%
           303,565    Google, Inc. - Class A*                                                                            117,358,229
        10,214,735    Yahoo!, Inc.*                                                                                      277,227,908
                                                                                                                         394,586,137
Wireless Equipment - 2.6%
         2,339,885    Crown Castle International Corp.*,#                                                                 82,434,149
         5,710,565    Nokia Oyj (ADR)**                                                                                  113,354,715
         2,414,790    QUALCOMM, Inc.                                                                                      85,145,495
                                                                                                                         280,934,359
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $8,932,094,401)                                                                              10,123,153,818
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 0.8%
Finance - Investment Bankers/Brokers - 0.8%
           735,250    Merrill Lynch & Company, Inc., convertible, (Gilead Sciences, Inc.), 0% (144A) ss.                  44,416,453
           477,385    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A) ss.                                     22,809,455
           477,385    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A) ss.                                     22,752,169
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $89,306,670)                                                                   89,978,077
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.7%
       217,125,381    Janus Institutional Cash Reserves Fund, 5.23%                                                      217,125,381
       189,612,619    Janus Money Market Fund, 5.26%                                                                     189,612,619
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $406,738,000)                                                                                  406,738,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.1%
       344,070,410    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $344,070,410)                                                              344,070,410

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $9,772,209,481) - 100%                                                                 $10,963,940,305
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)
                                                                 % of Investment
Country                                                Value          Securities
Bermuda                                      $    90,209,957                0.8%
Canada                                           227,821,132                2.1
Finland                                          113,354,715                1.0
Germany                                          200,032,330                1.8
India                                             26,748,100                0.2
Israel                                            97,851,665                0.9
Japan                                            175,070,993                1.6
Mexico                                           143,533,283                1.3
Spain                                             94,354,290                0.9
Switzerland                                      640,899,435                5.9
United Kingdom                                   149,886,058                1.4
United States++                                9,004,178,347               82.1
                                             ---------------              -----
Total                                        $10,963,940,305              100.0%
                                             ===============              =====

++ Includes Short-Term Securities and Other Securities (75.3% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at July 31, 2006

Currency Sold                       Currency   Currency Value         Unrealized
and Settlement Date               Units Sold        in $ U.S.        Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 10/19/06            18,300,000   $   34,238,462    $   (1,479,449)
Euro 8/24/06                       8,500,000       10,875,692          (570,292)
Euro 1/11/07                      69,900,000       90,167,692        (1,045,192)
Japanese Yen 8/24/06           5,100,000,000       44,659,510          (606,220)
--------------------------------------------------------------------------------
Total                                          $  179,941,356    $   (3,701,153)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                        Value as a %
                                                            Acquisition         Acquisition                            of Investment
                                                                Date                   Cost                Value          Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Fund
Merrill Lynch & Company, Inc.
 convertible, (Gilead Sciences, Inc.), 0% (144A)               7/18/06         $ 44,298,812         $ 44,416,453                0.4%
Morgan Stanley Co.
 convertible, (Celgene Corp.), 0% (144A)                       7/24/06           22,503,929           22,809,455                0.2%
Morgan Stanley Co.
 convertible, (Celgene Corp.), 0% (144A)                       7/24/06           22,503,929           22,752,169                0.2%
------------------------------------------------------------------------------------------------------------------------------------
                                                                               $ 89,306,670         $ 89,978,077                0.8%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2006 are noted below.


Fund                                                             Aggregate Value
Janus Fund                                                          $686,554,272

Janus Fundamental Equity Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.0%
Aerospace and Defense - 2.1%
           268,335    Boeing Co.                                                                                      $   20,774,496
Agricultural Operations - 2.4%
           561,020    Archer-Daniels-Midland Co.                                                                          24,684,880
Casino Hotels - 1.6%
           272,990    Harrah's Entertainment, Inc.                                                                        16,409,429
Commercial Banks - 2.1%
           633,860    Commerce Bancorp, Inc.#                                                                             21,532,224
Computers - 1.9%
           165,705    Apple Computer, Inc.*                                                                               11,261,312
           352,050    Dell, Inc.*                                                                                          7,632,444
                                                                                                                          18,893,756
Computers - Memory Devices - 2.0%
         2,006,295    EMC Corp.*                                                                                          20,363,894
Cosmetics and Toiletries - 2.1%
           381,265    Procter & Gamble Co.                                                                                21,427,093
Diversified Operations - 3.9%
         1,211,370    General Electric Co.                                                                                39,599,685
E-Commerce/Products - 0.6%
           226,200    Amazon.com, Inc.*,#                                                                                  6,082,518
Electronic Components - Semiconductors - 5.9%
         1,180,905    Advanced Micro Devices, Inc.*                                                                       22,897,749
            17,430    Samsung Electronics Company, Ltd.                                                                   11,094,472
           559,730    Spansion, Inc. - Class A*                                                                            7,825,025
           584,255    Texas Instruments, Inc.                                                                             17,399,114
                                                                                                                          59,216,360
Electronic Forms - 1.6%
           558,735    Adobe Systems, Inc.*                                                                                15,929,535
Enterprise Software/Services - 3.4%
         1,735,500    Oracle Corp.*                                                                                       25,980,435
           194,585    SAP A.G. (ADR)**                                                                                     8,878,914
                                                                                                                          34,859,349
Entertainment Software - 1.1%
           247,325    Electronic Arts, Inc.*                                                                              11,651,481
Finance - Credit Card - 1.1%
           218,920    American Express Co.                                                                                11,396,975
Finance - Investment Bankers/Brokers - 10.9%
           726,750    Citigroup, Inc.                                                                                     35,109,292
           902,675    JP Morgan Chase & Co.                                                                               41,180,033
           459,675    Merrill Lynch & Company, Inc.                                                                       33,473,534
                                                                                                                         109,762,859
Finance - Mortgage Loan Banker - 2.2%
           471,245    Fannie Mae                                                                                          22,577,348
Food - Canned - 0.6%
           234,335    TreeHouse Foods, Inc.*                                                                               5,614,667
Food - Dairy Products - 1.8%
           493,170    Dean Foods Co.*                                                                                     18,508,670
Food - Retail - 0.7%
           130,870    Whole Foods Market, Inc.                                                                             7,526,334
Hotels and Motels - 0.5%
            93,460    Four Seasons Hotels, Inc.                                                                            5,141,235
Medical - Biomedical and Genetic - 1.3%
           266,465    Celgene Corp.*                                                                                      12,761,009
Medical - Drugs - 7.9%
           832,665    Merck & Company, Inc.                                                                               33,531,419
           171,895    Roche Holding A.G.                                                                                  30,592,015
           159,009    Sanofi-Aventis**,#                                                                                  15,122,145
                                                                                                                          79,245,579
Medical - HMO - 4.1%
           688,050    Aetna, Inc.                                                                                         21,666,694
           373,595    Coventry Health Care, Inc.*                                                                         19,688,457
                                                                                                                          41,355,151
Oil - Field Services - 0.9%
           278,450    Halliburton Co.                                                                                      9,289,092
Oil Companies - Exploration and Production - 3.7%
           185,665    Apache Corp.                                                                                        13,083,813
           329,895    EnCana Corp. (U.S. Shares)                                                                          17,834,123
            94,110    EOG Resources, Inc.                                                                                  6,978,257
                                                                                                                          37,896,193
Oil Companies - Integrated - 11.5%
           151,040    ConocoPhillips                                                                                      10,367,386
           502,615    Exxon Mobil Corp.                                                                                   34,047,139
           588,175    Hess Corp.#                                                                                         31,114,458
           133,275    Marathon Oil Corp.                                                                                  12,080,046
           343,088    Suncor Energy, Inc.                                                                                 27,663,497
                                                                                                                         115,272,526
Oil Refining and Marketing - 3.1%
           463,654    Valero Energy Corp.                                                                                 31,264,189
Retail - Consumer Electronics - 1.1%
           247,772    Best Buy Company, Inc.#                                                                             11,233,982
Retail - Jewelry - 1.3%
           408,275    Tiffany & Co.#                                                                                      12,897,407
Retail - Regional Department Stores - 2.0%
           581,670    Federated Department Stores, Inc.                                                                   20,422,434
Steel - Producers - 1.4%
         1,373,034    Tata Steel, Ltd.                                                                                    14,632,721
Therapeutics - 0.7%
           103,650    Gilead Sciences, Inc.*                                                                               6,372,402
           125,700    Neurocrine Biosciences, Inc.*,#                                                                      1,162,725
                                                                                                                           7,535,127
Transportation - Railroad - 3.7%
           459,959    Canadian National Railway Co. (U.S. Shares)                                                         18,577,744
           227,150    Union Pacific Corp.                                                                                 19,307,750
                                                                                                                          37,885,494
Web Portals/Internet Service Providers - 2.3%
           867,785    Yahoo!, Inc.*                                                                                       23,551,685
Wireless Equipment - 0.5%
           232,130    Nokia Oyj (ADR)**                                                                                    4,607,781
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $839,454,781)                                                                                   951,803,158
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.7%
Electronic Components - Semiconductors - 0.7%
            14,910    Samsung Electronics Company, Ltd. (cost $ 5,581,633)                                                 7,094,425
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.7%
           616,500    Janus Government Money Market Fund, 5.21%                                                              616,500
         9,746,902    Janus Institutional Cash Reserves Fund, 5.23%                                                        9,746,902
         7,171,598    Janus Money Market Fund, 5.26%                                                                       7,171,598
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $17,535,000)                                                                                    17,535,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.6%
        36,838,429    State Street Navigator Securities Lending Prime Portfolio+ (cost $ 36,838,429)                      36,838,429

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $899,409,843) - 100%                                                                    $1,013,271,012
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Canada                                       $    69,216,599                6.9%
Finland                                            4,607,781                0.5%
France                                            15,122,145                1.5%
Germany                                            8,878,914                0.9%
India                                             14,632,721                1.4%
South Korea                                       18,188,897                1.8%
Switzerland                                       30,592,015                3.0%
United States++                                  852,031,940               84.0%
                                             ---------------              -----
Total                                        $ 1,013,271,012              100.0%
                                             ===============              =====

++ Includes Short-Term Securities and Other Securities (78.7% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at July 31, 2006

Currency Sold                       Currency   Currency Value         Unrealized
and Settlement Date               Units Sold        in $ U.S.        Gain/(Loss)
--------------------------------------------------------------------------------
Euro 1/11/07                       5,545,000   $    7,152,788    $      (82,913)
--------------------------------------------------------------------------------
Total                                          $    7,152,788    $      (82,913)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange


*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2006 are noted below.

Fund                                                             Aggregate Value
Janus Fundamental Equity Fund                                        $23,248,392

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 78.7%
Agricultural Chemicals - 2.7%
           220,217    Syngenta A.G.**                                                                                 $   31,657,704
Diagnostic Kits - 1.8%
           539,416    Dade Behring Holdings, Inc.                                                                         21,970,414
Drug Delivery Systems - 1.4%
           373,400    Hospira, Inc.*                                                                                      16,313,846
Medical - Biomedical and Genetic - 9.5%
           404,780    Advanced Magnetics, Inc.*,#                                                                         12,981,295
           644,501    Alexion Pharmaceuticals, Inc.*,#                                                                    22,145,054
           223,960    Amgen, Inc.*                                                                                        15,618,970
         1,271,821    Fibrogen, Inc.*, ##, ss.                                                                             9,538,658
           214,305    Genentech, Inc.*,#                                                                                  17,320,130
           241,570    Genzyme Corp.*                                                                                      16,494,400
           244,680    Invitrogen Corp.*,#                                                                                 15,118,777
           389,435    Replidyne, Inc.*                                                                                     3,738,576
                                                                                                                         112,955,860
Medical - Drugs - 26.9%
         1,184,443    Adolor Corp.*,#                                                                                     28,343,721
         1,114,975    Cubist Pharmaceuticals, Inc.*                                                                       25,555,227
           481,675    Endo Pharmaceuticals Holdings, Inc.*                                                                14,965,642
           481,555    Forest Laboratories, Inc.*                                                                          22,300,812
           203,075    GlaxoSmithKline PLC (ADR)**                                                                         11,236,140
           653,784    Idenix Pharmaceuticals, Inc.*,#                                                                      5,982,124
           547,235    K-V Pharmaceutical Co. - Class A*,#                                                                 10,370,103
           166,990    Ligand Pharmaceuticals, Inc. - Class B*,#                                                            1,541,318
           735,230    Merck & Company, Inc.                                                                               29,607,712
           405,436    Novartis A.G.**                                                                                     23,030,333
           863,805    Pfizer, Inc.                                                                                        22,450,292
           301,818    Roche Holding A.G.**                                                                                53,714,309
           155,209    Sanofi-Aventis**, #                                                                                 14,760,756
           480,480    Shire PLC (ADR)**, #                                                                                23,308,085
           390,487    Stada Arzneimittel A.G.**, #                                                                        17,817,428
           291,505    Wyeth                                                                                               14,129,247
                                                                                                                         319,113,249
Medical - Generic Drugs - 1.2%
           447,275    Teva Pharmaceutical Industries, Ltd. (ADR)#                                                         14,795,857
Medical - HMO - 7.7%
           973,080    Aetna, Inc.                                                                                         30,642,289
           769,222    Coventry Health Care, Inc.*                                                                         40,537,999
           277,375    WellPoint, Inc.*                                                                                    20,664,438
                                                                                                                          91,844,726
Medical - Hospitals - 1.8%
           257,340    HCA, Inc.                                                                                           12,650,834
           377,014    United Surgical Partners International, Inc.*,#                                                      9,312,246
                                                                                                                          21,963,080
Medical - Nursing Homes - 1.9%
           451,110    Manor Care, Inc.                                                                                    22,578,056
Medical - Wholesale Drug Distributors - 2.7%
           471,515    Cardinal Health, Inc.                                                                               31,591,505
Medical Instruments - 1.1%
           339,100    St. Jude Medical, Inc.*                                                                             12,512,790

Medical Products - 2.1%
           268,740    Varian Medical Systems, Inc.*                                                                       12,179,297
           201,900    Zimmer Holdings, Inc.*                                                                              12,768,156
                                                                                                                          24,947,453
Optical Supplies - 2.9%
           228,365    Advanced Medical Optics, Inc.*,#                                                                    11,246,976
           110,490    Alcon, Inc. (U.S. Shares)**                                                                         12,200,306
           107,025    Allergan, Inc.                                                                                      11,542,646
                                                                                                                          34,989,928
Pharmacy Services - 1.8%
           366,395    Medco Health Solutions, Inc.*                                                                       21,738,215
Physical Therapy and Rehabilitation Centers - 1.3%
         3,837,880    HEALTHSOUTH Corp.*,#                                                                                15,159,626
Respiratory Products - 1.2%
           390,390    Respironics, Inc.*                                                                                  13,890,076
Soap and Cleaning Preparations - 1.1%
           317,082    Reckitt Benckiser PLC**                                                                             12,722,846
Sugar - 1.8%
           323,300    Cosan S.A. Industria e Comercio*                                                                    20,916,789
Therapeutics - 7.8%
           296,085    Amylin Pharmaceuticals, Inc.*                                                                       14,448,948
           384,855    Gilead Sciences, Inc.*                                                                              23,660,885
           692,450    MGI Pharma, Inc.*,#                                                                                 10,116,695
           696,850    Nuvelo, Inc.*,#                                                                                     11,846,450
           558,519    United Therapeutics Corp.*                                                                          33,125,762
                                                                                                                          93,198,740
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $734,390,120)                                                                                   934,860,760
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 6.9%
Finance - Investment Bankers/Brokers - 6.9%
           721,700    Goldman Sachs Group, Inc., convertible, (Celgene Corp.), 0% ***                                     65,287,147
           142,540    Merrill Lynch & Company, Inc., convertible, (Gilead Sciences, Inc.), 0% (144A) ss.                   8,610,841
           142,539    Merrill Lynch & Company, Inc., convertible, (Gilead Sciences, Inc.), 0% (144A) ss.                   8,610,781
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $67,760,251)                                                                   82,508,769
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.0%
Medical - Biomedical and Genetic - 0.2%
         1,678,901    Cougar Biotechnology, Inc. ##, ss.                                                                   2,904,499
Medical - Generic Drugs - 0.6%
         8,364,183    Mediquest Therapeutics ##, ss.                                                                       7,527,765
Medical Instruments - 0.2%
        23,043,204    GMP Companies, Inc. ##, ss.                                                                          1,937,933
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $9,860,093)                                                                                   12,370,197
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.1%
Medical - Generic Drugs - 0.1%
         2,093,750    Mediquest Therapeutics, expires 6/1/11    ***, ##                                                      628,125
Medical Instruments - 0%
        23,043,204    GMP Companies, Inc., expires 6/15/11 ***, ##                                                                 0
------------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $2,514)                                                                                                 628,125
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.3%
         5,754,870    Janus Government Money Market Fund, 5.21%                                                            5,754,870
        13,829,550    Janus Institutional Cash Reserves Fund, 5.23%                                                       13,829,550
         7,509,580    Janus Money Market Fund, 5.26%                                                                       7,509,580
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $27,094,000)                                                                                    27,094,000
------------------------------------------------------------------------------------------------------------------------------------
ther Securities - 11.0%
       130,395,035    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $130,395,035)                                                              130,395,035

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $969,502,013) - 100%                                                                    $1,187,856,886
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Brazil                                      $     20,916,789              1.8 %
France                                            14,760,756                1.2
Germany                                           17,817,428                1.5
Israel                                            14,795,857                1.2
Switzerland                                      120,602,652               10.2
United Kingdom                                    47,267,071                4.0
United States++                                  951,696,333               80.1
                                            ----------------              -----
Total                                       $  1,187,856,886              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (66.8% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at July 31, 2006

Currency Sold                       Currency   Currency Value         Unrealized
and Settlement Date               Units Sold        in $ U.S.        Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 10/19/06             1,100,000   $    2,058,050    $      (46,174)
British Pound 3/14/07              4,900,000        9,188,994          (119,436)
Euro 10/19/06                      8,500,000       10,912,414
Swiss Franc 1/11/07               18,550,000       15,346,954          (110,815)
Swiss Franc 3/14/07               12,700,000       10,566,709          (179,436)
--------------------------------------------------------------------------------
Total                                          $   48,073,121    $     (407,599)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.


*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

***         Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.


## Schedule of Fair Valued Securities
as of July 31, 2006                                                     Value as
                                                                          a % of
                                                                      Investment
Janus Global Life Sciences Fund                           Value       Securities
--------------------------------------------------------------------------------
Cougar Biotechnology, Inc.                          $ 2,904,499             0.2%
Fibrogen, Inc.                                        9,538,658             0.8%
GMP Companies, Inc.                                   1,937,933             0.2%
GMP Companies, Inc., expires 6/15/11                         --             0.0%
Mediquest Therapeutics                                7,527,765             0.6%
Mediquest Therapeutics, expires 6/1/11                  628,125             0.1%
--------------------------------------------------------------------------------
                                                   $ 22,536,980             1.9%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.


ss. Schedule of Restricted and Illiquid Securities

                                                                                                                   Value as a %
                                                         Acquisition        Acquisition                           of Investment
                                                            Date                Cost                Value            Securities
-------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Cougar Biotechnology, Inc.##                               3/31/2006          $ 2,904,499         $ 2,904,499              0.2%
Fibrogen, Inc. ##                                      12/28/04 - 11/8/05       5,786,786           9,538,658              0.8%
GMP Companies, Inc. ##                                      5/31/06             1,937,084           1,937,933              0.2%
Mediquest Therapeutics##                                5/11/06 - 6/15/06       5,018,510           7,527,765              0.6%
Merrill Lynch & Company, Inc.
 convertible, (Gilead Sciences, Inc.), 0% (144A)            7/18/06             8,588,035           8,610,841              0.8%
Merrill Lynch & Company, Inc.
 convertible, (Gilead Sciences, Inc.), 0% (144A)            7/18/06             8,587,975           8,610,781              0.7%
-------------------------------------------------------------------------------------------------------------------------------
                                                                              $32,822,889         $39,130,477              3.3%
-------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2006 are noted below.

Fund                                                             Aggregate Value
Janus Global Life Sciences Fund                                     $170,723,657

Janus Global Opportunities Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.4%
Agricultural Chemicals - 2.0%
            21,351    Syngenta A.G.                                                                                     $  3,069,353
Broadcast Services and Programming - 4.0%
           266,573    Liberty Global, Inc. - Class A*                                                                      5,824,620
            21,043    Liberty Global, Inc. - Class C*                                                                        445,691
                                                                                                                           6,270,311
Cellular Telecommunications - 1.5%
         1,105,391    Vodafone Group PLC                                                                                   2,400,420
Computers - 6.0%
           429,305    Dell, Inc.*                                                                                          9,307,332
Dental Supplies and Equipment - 2.6%
           120,725    Patterson Companies, Inc.*                                                                           4,015,314
Distribution/Wholesale - 3.8%
           773,500    Esprit Holdings, Ltd.                                                                                5,883,227
Diversified Operations - 4.9%
           292,495    Tyco International, Ltd. (U.S. Shares)                                                               7,631,195
E-Commerce/Products - 2.2%
           130,055    Amazon.com, Inc.*,#                                                                                  3,497,179
E-Commerce/Services - 6.5%
           299,987    Expedia, Inc.*                                                                                       4,019,826
           254,387    IAC/InterActiveCorp*,#                                                                               6,031,515
                                                                                                                          10,051,341
Electronic Components - Miscellaneous - 3.7%
           177,115    Koninklijke (Royal) Philips Electronics N.V.                                                         5,848,478
Finance - Consumer Loans - 3.2%
            49,350    Acom Company, Ltd.                                                                                   2,238,388
            62,850    Promise Company, Ltd.                                                                                2,817,820
                                                                                                                           5,056,208
Finance - Investment Bankers/Brokers - 5.7%
           193,900    JP Morgan Chase & Co.                                                                                8,845,718
Food - Canned - 2.3%
           152,820    TreeHouse Foods, Inc.*                                                                               3,661,567
Food - Catering - 3.3%
           364,629    Nissin Healthcare Food Service Company, Ltd.                                                         5,200,126
Food - Retail - 3.4%
            93,430    Metro A.G.#                                                                                          5,328,866
Insurance Brokers - 4.8%
           233,175    Willis Group Holdings, Ltd.#                                                                         7,585,183
Medical - Drugs - 2.3%
           382,765    Ligand Pharmaceuticals, Inc. - Class B*,#                                                            3,532,921
Multimedia - 1.9%
            89,822    Vivendi Universal S.A.#                                                                              3,041,721
Property and Casualty Insurance - 3.9%
           745,000    Nipponkoa Insurance Company, Ltd.                                                                    6,160,408
Reinsurance - 2.7%
             1,392    Berkshire Hathaway, Inc. - Class B*                                                                  4,241,424
Retail - Apparel and Shoe - 1.5%
            74,223    Next PLC                                                                                             2,368,126
Rubber/Plastic Products - 3.8%
           314,000    Tenma Corp.                                                                                          5,970,779
Savings/Loan/Thrifts - 3.0%
           329,060    NewAlliance Bancshares, Inc.#                                                                        4,643,037
Schools - 3.9%
           130,470    Apollo Group, Inc. - Class A*                                                                        6,173,840
Steel - Producers - 2.6%
           382,706    Tata Steel, Ltd.                                                                                     4,078,581
Television - 4.9%
           727,274    British Sky Broadcasting Group PLC                                                                   7,614,688
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $130,123,062)                                                                                   141,477,343
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.9%
             9,000    Janus Government Money Market Fund, 5.21%                                                                9,000
         1,844,840    Janus Institutional Cash Reserves Fund, 5.23%                                                        1,844,840
         1,092,160    Janus Money Market Fund, 5.26%                                                                       1,092,160
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $2,946,000)                                                                                      2,946,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.7%
        12,017,147    State Street Navigator Securities Lending Prime Portfolio+ (cost $12,017,147)                       12,017,147

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $145,086,209) - 100%                                                                      $156,440,490
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Bermuda                                     $     21,099,605               13.5%
France                                             3,041,721                1.9
Germany                                            5,328,866                3.4
India                                              4,078,581                2.6
Japan                                             22,387,521               14.3
Netherlands                                        5,848,478                3.7
Switzerland                                        3,069,353                2.0
United Kingdom                                    12,383,234                7.9
United States++                                   79,203,131               50.7
                                            ----------------              -----
Total                                       $    156,440,490              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (41.1% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*           Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.5%
Applications Software - 4.3%
           106,503    Citrix Systems, Inc.*                                                                             $  3,383,600
           375,754    Infosys Technologies, Ltd.                                                                          13,360,815
           843,085    Quest Software, Inc.*,#                                                                             11,524,972
           274,330    Red Hat, Inc.*,#                                                                                     6,496,134
           457,012    Satyam Computer Services, Ltd.                                                                       7,404,360
                                                                                                                          42,169,881
Audio and Video Products - 1.3%
           276,300    Sony Corp.**                                                                                        12,725,056
Cable Television - 0.4%
           126,955    Comcast Corp. - Special Class A*                                                                     4,352,017
Chemicals - Diversified - 0.6%
           108,600    Shin-Etsu Chemical Company, Ltd.**                                                                   6,289,886
Commercial Services - Finance - 1.2%
           343,235    Paychex, Inc.                                                                                       11,731,772
Computer Services - 1.3%
           517,490    Ceridian Corp.*                                                                                     12,424,935
Computers - 3.2%
           209,355    Apple Computer, Inc.*                                                                               14,227,766
           255,975    Research In Motion, Ltd. (U.S. Shares)*,#                                                           16,799,639
                                                                                                                          31,027,405
Computers - Memory Devices - 3.2%
         1,669,405    EMC Corp.*                                                                                          16,944,461
           303,405    SanDisk Corp.*,#                                                                                    14,156,877
                                                                                                                          31,101,338
Computers - Peripheral Equipment - 1.8%
           862,088    Logitech International S.A.*                                                                        17,514,282
Data Processing and Management - 0.7%
           231,270    NAVTEQ Corp.*,#                                                                                      6,517,189
E-Commerce/Products - 1.1%
           592,030    Submarino S.A.*                                                                                     11,143,934
E-Commerce/Services - 0.8%
           315,505    eBay, Inc.*                                                                                          7,594,205
Electronic Components - Miscellaneous - 3.2%
         1,972,026    Hon Hai Precision Industry Company, Ltd.**                                                          11,681,620
           367,912    Koninklijke (Royal) Philips Electronics N.V.**                                                      12,148,747
           220,250    LG.Philips LCD Company, Ltd.*,**                                                                     7,759,016
                                                                                                                          31,589,383
Electronic Components - Semiconductors - 12.1%
        10,164,115    ARM Holdings PLC**                                                                                  22,071,963
           338,540    International Rectifier Corp.*,#                                                                    12,068,951
           410,610    Microsemi Corp.*,#                                                                                  10,388,433
           924,658    MIPS Technologies, Inc.*                                                                             5,853,085
            38,600    Samsung Electronics Company, Ltd.**                                                                 24,569,515
           442,214    Silicon-On-Insulator Technologies (SOITEC)*,**,#                                                    11,794,783
           441,895    SiRF Technology Holdings, Inc.*,#                                                                    8,440,195
           802,540    Texas Instruments, Inc.                                                                             23,899,641
                                                                                                                         119,086,566
Electronic Forms - 2.1%
           718,925    Adobe Systems, Inc.*                                                                                20,496,552
Electronic Measuring Instruments - 1.9%
           387,270    Trimble Navigation, Ltd.*                                                                           18,600,578
Energy - Alternate Sources - 3.1%
           295,680    SunPower Corp. - Class A*,#                                                                          9,441,062
           793,200    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       20,567,676
                                                                                                                          30,008,738
Enterprise Software/Services - 3.7%
         1,480,615    Oracle Corp.*                                                                                       22,164,807
            77,931    SAP A.G.**                                                                                          14,245,473
                                                                                                                          36,410,280
Entertainment Software - 2.6%
         1,026,980    Activision, Inc.*                                                                                   12,272,411
           282,055    Electronic Arts, Inc.*                                                                              13,287,611
                                                                                                                          25,560,022
Internet Connectivity Services - 2.1%
           269,731    NDS Group PLC (ADR)*,**                                                                             12,769,065
           520,130    Redback Networks, Inc.*,#                                                                            8,041,210
                                                                                                                          20,810,275
Internet Infrastructure Software - 2.4%
           306,075    Akamai Technologies, Inc.*,#                                                                        12,129,753
         1,386,990    TIBCO Software, Inc.*,#                                                                             11,040,440
                                                                                                                          23,170,193
Internet Security - 2.2%
           562,875    Check Point Software Technologies, Ltd. (U.S. Shares)*                                               9,456,300
           550,755    McAfee, Inc.*,#                                                                                     11,868,770
                                                                                                                          21,325,070
Medical - Drugs - 1.3%
           568,024    Cubist Pharmaceuticals, Inc.*                                                                       13,019,110
Networking Products - 2.1%
           798,834    Juniper Networks, Inc.*,#                                                                           10,744,317
           482,880    NETGEAR, Inc.*,#                                                                                     9,343,728
                                                                                                                          20,088,045
Semiconductor Components/Integrated Circuits - 5.6%
           771,845    Actions Semiconductor Company, Ltd. (ADR)#                                                           5,873,740
         1,650,440    Cypress Semiconductor Corp.*,#                                                                      25,070,184
           628,100    Marvell Technology Group, Ltd.*                                                                     11,651,255
         7,005,630    Taiwan Semiconductor Manufacturing Company, Ltd.**                                                  11,722,398
                                                                                                                          54,317,577
Semiconductor Equipment - 3.5%
         1,103,330    ASM Lithography Holding N.V. (U.S. Shares)*,**,#                                                    21,956,267
           289,970    KLA-Tencor Corp.                                                                                    12,233,834
                                                                                                                          34,190,101
Telecommunication Equipment - 1.1%
           987,019    Arris Group, Inc.*,#                                                                                10,551,233
Telecommunication Equipment - Fiber Optics - 2.0%
           812,080    Corning, Inc.*                                                                                      15,486,366
           274,850    Oplink communications, Inc.*,#                                                                       4,095,265
                                                                                                                          19,581,631
Telecommunication Services - 3.4%
           536,290    Amdocs, Ltd. (U.S. Shares)*,**                                                                      19,456,601
           433,665    NeuStar, Inc. - Class A*                                                                            13,382,902
                                                                                                                          32,839,503
Television - 0.8%
           785,435    British Sky Broadcasting Group PLC**                                                                 8,223,644
Web Hosting/Design - 1.0%
           184,140    Equinix, Inc.*                                                                                       9,645,253
Web Portals/Internet Service Providers - 4.8%
            32,570    Google, Inc. - Class A*                                                                             12,591,562
         1,261,728    Yahoo!, Inc.*                                                                                       34,243,298
                                                                                                                          46,834,860
Wireless Equipment - 4.6%
           597,560    Nokia Oyj (ADR)**                                                                                   11,861,566
           613,860    QUALCOMM, Inc.                                                                                      21,644,704
           370,890    Telefonaktiebolaget LM Ericsson (ADR)                                                               11,675,617
                                                                                                                          45,181,887
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $724,667,415)                                                                                   836,122,401
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0%
   $    31,700,000    Candescent Technologies Corp., 8.00%, convertible senior subordinated debentures
                      due 5/1/03 (144A)***,(a),##,ss. (cost $ 4,368,283)                                                           0
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.6%
Wireless Equipment - 0.6%
           102,750    Crown Castle International Corp., convertible, 6.25% (cost $ 5,137,500)                              5,741,156
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.9%
         4,629,000    Janus Government Money Market Fund, 5.21%                                                            4,629,000
        13,160,465    Janus Institutional Cash Reserves Fund, 5.23%                                                       13,160,465
        20,502,535    Janus Money Market Fund, 5.26%                                                                      20,502,535
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $38,292,000)                                                                                    38,292,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 10.0%
        97,565,653    State Street Navigator Securities Lending Prime Portfolio+ (cost $ 97,565,653)                      97,565,653

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $870,030,851) - 100%                                                                      $977,721,210
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Bermuda                                     $     11,651,255                1.2%
Brazil                                            11,143,934                1.1%
Canada                                            16,799,639                1.7%
Cayman Islands                                    26,441,416                2.7%
Finland                                           11,861,566                1.2%
France                                            11,794,783                1.2%
Germany                                           14,245,473                1.5%
India                                             20,765,175                2.1%
Israel                                             9,456,300                1.0%
Japan                                             19,014,942                1.9%
Netherlands                                       34,105,014                3.4%
South Korea                                       32,328,531                3.3%
Sweden                                            11,675,617                1.2%
Switzerland                                       17,514,282                1.8%
Taiwan                                            23,404,018                2.4%
United Kingdom                                    62,521,273                6.4%
United States++                                  642,997,992               65.9%
                                            ----------------              -----
Total                                       $    977,721,210              100.0%
                                            ================              =====

++Includes Short-Term Securities and Other Securities (52.0% excluding Short-Term Securities and Other Securities)


Forward Currency Contracts
Open at July 31, 2006

Currency Sold                     Currency     Currency Value         Unrealized
and Settlement Date             Units Sold          in $ U.S.        Gain/(Loss)
--------------------------------------------------------------------------------

British Pound 10/19/06           7,055,000     $   13,199,582    $     (570,356)
Euro 1/11/07                    10,200,000         13,157,517          (152,517)
Japanese Yen 1/11/07           888,000,000          7,927,977           (41,654)
South Korean Won 10/19/06    5,400,000,000          5,671,673            59,290
Taiwan Dollar 10/19/06         213,000,000          6,565,361           201,915
--------------------------------------------------------------------------------
Total                                          $   46,522,110    $     (503,322)
--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange


*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***         Rate is subject to change.  Rate shown reflects current rate.

(a) Security is a defaulted security in Janus Global Technology Fund with accrued interest in the amount of $1,268,000 that was written off December 10, 2001.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.


## Schedule of Fair Valued Securities (as of July 31, 2006)

                                                                    Value as a %
                                                                   of Investment
                                                     Value            Securities
--------------------------------------------------------------------------------
Janus Global Technology Fund
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures,
    due 5/1/03 (144A)                                  $ -                  0.0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.


ss. Schedule of Restricted and Illiquid Securities

                                                                                                      Value as a %
                                                         Acquisition       Acquisition               of Investment
                                                            Date               Cost         Value      Securities
------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund
Candescent Technologies Corp., 8.00%
   convertible senior subordinated debentures,
   due 5/1/03 (144A)##                                3/6/00 - 2/23/01    $   2,614,147         -             0.0%
------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2006 are noted below.

Fund                                                             Aggregate Value
Janus Global Technology Fund                                        $187,639,581


The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2006.

Janus Government Money Market Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 9.8%
      $  5,042,000    Fannie Mae, 4.50%, 9/29/06                                                                      $    5,004,815
         5,000,000    Fannie Mae, 4.49%, 12/1/06                                                                           4,923,919
         5,000,000    Fannie Mae, 4.665%, 1/26/07                                                                          4,884,671
         5,000,000    Fannie Mae, 4.777%, 2/23/07                                                                          4,863,325
         5,000,000    Fannie Mae, 4.89%, 3/30/07                                                                           4,836,321
         5,000,000    Fannie Mae, 5.27%, 6/1/07                                                                            4,777,489
        20,000,000    Fannie Mae, 5.26%-5.275%, 6/29/07                                                                   19,028,438
         5,000,000    Freddie Mac, 4.045%, 8/15/06                                                                         4,992,135
         5,000,000    Freddie Mac, 3.908%, 8/22/06                                                                         4,988,602
         5,000,000    Freddie Mac, 4.14%, 9/19/06                                                                          4,971,825
         5,000,000    Freddie Mac, 4.875%, 10/3/06                                                                         4,957,344
        10,000,000    Freddie Mac, 4.263%-4.88%, 10/17/06                                                                  9,902,220
         5,000,000    Freddie Mac, 4.41%, 11/1/06                                                                          4,943,650
        10,000,000    Freddie Mac, 4.48%-4.545%, 1/9/07                                                                    9,798,191
         5,000,000    Freddie Mac, 4.735%, 2/16/07                                                                         4,869,130
         5,000,000    Freddie Mac, 4.805%, 3/6/07                                                                          4,855,183
        10,000,000    Freddie Mac, 4.97%-5.11%, 4/3/07                                                                     9,657,000
         5,000,000    Freddie Mac, 5.003%, 5/1/07                                                                          4,810,303
         5,000,000    Freddie Mac, 5.03%, 5/29/07                                                                          4,789,718
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $121,854,279)                                                                   121,854,279
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Floating Rate Notes - 8.4%
         3,400,000    Fannie Mae, 5.21688%, 9/7/06                                                                         3,399,765
        13,500,000    Fannie Mae, 5.29938%, 9/21/06                                                                       13,498,780
         5,000,000    Fannie Mae, 5.30688%, 12/22/06                                                                       4,998,842
         5,000,000    Fannie Mae, 5.28438%, 6/21/07                                                                        4,998,270
        10,000,000    Federal Farm Credit Bank, 5.26%, 9/29/06                                                             9,999,521
         3,000,000    Federal Farm Credit Bank, 5.27125%, 1/3/07                                                           3,000,195
         5,000,000    Federal Farm Credit Bank, 5.248%, 7/11/07                                                            4,998,783
         5,000,000    Federal Farm Credit Bank, 5.23%, 1/24/08                                                             4,998,566
        10,000,000    Federal Home Loan Bank System, 5.03875%, 8/2/06                                                      9,999,983
         2,200,000    Federal Home Loan Bank System, 5.19%, 12/13/06                                                       2,199,867
         5,400,000    Freddie Mac, 5.35%, 12/27/06                                                                         5,398,839
         5,000,000    Freddie Mac, 4.90%, 3/5/07                                                                           5,000,000
        15,000,000    Freddie Mac, 5.26563%, 6/19/07                                                                      14,996,130
        10,000,000    Freddie Mac, 5.25063%, 9/27/07                                                                       9,995,501
         7,120,559    Freddie Mac, 5.40%, 1/15/42                                                                          7,120,559
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Floating Rate Notes (cost $104,603,601)                                                     104,603,601
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 81.8%
       170,000,000    Bear Stearns & Company, Inc., 5.31%
                      dated 7/31/06, maturing 8/1/06
                      to be repurchased at $170,025,075
                      collateralized by $214,242,925
                      in U.S. Government Agencies
                      0% - 6.00%, 10/25/31 - 5/15/36
                      with a value of $173,400,183                                                                       170,000,000
       150,000,000    Bear Stearns & Company, Inc., 5.3625%
                      dated 7/31/06, maturing 8/1/06
                      to be repurchased at $150,022,344
                      collateralized by $1,417,634,368
                      in U.S. Government Agencies
                      0% - 1,124.7657%, 6/25/15 - 7/25/44
                      with a value of $153,000,053                                                                       150,000,000
       175,000,000    Credit Suisse First Boston LLC, 5.3625%
                      dated 7/31/06, maturing 8/1/06
                      to be repurchased at $175,026,068
                      collateralized by $408,028,393
                      in U.S. Government Agencies
                      0.8% - 10.00%, 12/15/18 - 8/25/36
                      with a value of $178,503,018                                                                       175,000,000
       238,000,000    ING Financial Markets LLC, 5.30%
                      dated 7/31/06, maturing 8/1/06
                      to be repurchased at $238,035,039
                      collateralized by $69,666,172
                      in Municipal Bonds; 4.875% - 5.88%, 4/1/36 - 12/15/16
                      $181,758,954 in U.S. Government Agencies
                      3.25% - 6.00%, 8/10/06 - 8/20/19
                      $351,180 in U.S. Treasury Notes/Bonds
                      7.625%, 2/15/25; with respective values of
                      $62,940,794, $179,360,789 and $465,109                                                             238,000,000
       227,600,000    Lehman Brothers, Inc., 5.3225%
                      dated 7/31/06, maturing 8/1/06
                      to be repurchased at $227,633,650
                      collateralized by $502,232,818
                      in U.S. Government Agencies
                      0% - 3.37%, 5/15/28 - 7/15/36
                      with a value of $232,154,665                                                                       227,600,000
        55,700,000    UBS Financial Services, Inc., 5.323%
                      dated 7/31/06, maturing 8/1/06
                      to be repurchased at $55,708,235
                      collateralized by $172,033,431
                      in U.S. Government Agencies
                      0%, 1/1/33 - 12/1/33
                      with a value of $56,814,264                                                                         55,700,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $1,016,300,000)                                                                      1,016,300,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,242,757,880) - 100%                                                                  $1,242,757,880
------------------------------------------------------------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2006.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 84.5%
Advertising Sales - 1.0%
         1,373,175    Lamar Advertising Co.*                                                                          $   67,340,502
Aerospace and Defense - 1.6%
         1,464,225    Boeing Co.                                                                                         113,360,300
Agricultural Operations - 1.2%
         1,831,105    Archer-Daniels-Midland Co.                                                                          80,568,620
Building - Residential and Commercial - 0.5%
            64,885    NVR, Inc.*,#                                                                                        32,118,075
Casino Hotels - 0.8%
           914,115    Harrah's Entertainment, Inc.                                                                        54,947,453
Commercial Banks - 1.2%
         2,438,480    Commerce Bancorp, Inc.#                                                                             82,835,166
Computers - 1.6%
           621,120    Apple Computer, Inc.*                                                                               42,211,315
         3,298,730    Dell, Inc.*                                                                                         71,516,467
                                                                                                                         113,727,782
Computers - Memory Devices - 2.2%
        15,084,895    EMC Corp.*                                                                                         153,111,684
Cosmetics and Toiletries - 2.3%
         2,826,515    Procter & Gamble Co.                                                                               158,850,143
Dental Supplies and Equipment - 0.3%
         3,135,720    Align Technology, Inc.*,###                                                                         21,197,467
Diversified Operations - 4.0%
         6,974,606    General Electric Co.                                                                               227,999,870
        23,101,000    Melco International Development, Ltd.                                                               50,838,730
                                                                                                                         278,838,600
E-Commerce/Products - 0.5%
         1,380,330    Amazon.com, Inc.*,#                                                                                 37,117,074
Electronic Components - Semiconductors - 8.4%
         9,723,760    Advanced Micro Devices, Inc.*                                                                      188,543,706
         1,640,176    NVIDIA Corp.*                                                                                       36,297,095
           116,483    Samsung Electronics Company, Ltd.                                                                   74,143,283
           421,111    Samsung Electronics Company, Ltd. (GDR)                                                            134,018,576
         4,232,515    Spansion, Inc. - Class A*                                                                           59,170,560
         3,183,373    Texas Instruments, Inc.                                                                             94,800,848
                                                                                                                         586,974,068
Electronic Forms - 0.4%
           917,615    Adobe Systems, Inc.*                                                                                26,161,204
Enterprise Software/Services - 1.4%
         6,704,575    Oracle Corp.*                                                                                      100,367,488
Entertainment Software - 1.2%
         1,828,172    Electronic Arts, Inc.*                                                                              86,125,183
Finance - Investment Bankers/Brokers - 4.6%
         3,564,140    Citigroup, Inc.                                                                                    172,183,603
         3,222,795    JP Morgan Chase & Co.                                                                              147,023,908
                                                                                                                         319,207,511
Finance - Mortgage Loan Banker - 1.8%
         2,563,115    Fannie Mae                                                                                         122,798,840
Food - Canned - 0.4%
         1,140,238    TreeHouse Foods, Inc.*                                                                              27,320,102
Food - Dairy Products - 1.3%
         2,330,900    Dean Foods Co.*                                                                                     87,478,677
Hotels and Motels - 0.7%
           880,500    Four Seasons Hotels, Inc.                                                                           48,436,305
Industrial Automation and Robotics - 0.9%
         1,031,125    Rockwell Automation, Inc.#                                                                          63,909,128
Investment Companies - 1.1%
         3,180,270    KKR Private Equity Investors L.P. (144A)*,**                                                        74,736,345
Medical - Drugs - 4.6%
         1,048,102    Roche Holding A.G.**,#                                                                             186,529,875
         1,427,674    Sanofi-Aventis**,#                                                                                 135,775,291
                                                                                                                         322,305,166
Medical - HMO - 5.0%
         2,986,700    Aetna, Inc.                                                                                         94,051,183
         1,419,020    Coventry Health Care, Inc.*                                                                         74,782,354
         3,709,146    UnitedHealth Group, Inc.                                                                           177,408,453
                                                                                                                         346,241,990
Networking Products - 1.2%
         3,103,495    Cisco Systems, Inc.*                                                                                55,397,386
         2,249,985    Juniper Networks, Inc.*                                                                             30,262,298
                                                                                                                          85,659,684
Oil - Field Services - 1.0%
         2,033,050    Halliburton Co.#                                                                                    67,822,548
Oil Companies - Exploration and Production - 4.1%
           548,485    Apache Corp.                                                                                        38,651,738
         3,786,814    EnCana Corp. (U.S. Shares)                                                                         204,715,165
           540,275    EOG Resources, Inc.                                                                                 40,061,391
                                                                                                                         283,428,294
Oil Companies - Integrated - 9.9%
         4,101,685    Exxon Mobil Corp.                                                                                  277,848,141
         1,851,180    Hess Corp.#                                                                                         97,927,422
         2,186,148    Petro-Canada                                                                                        97,707,313
         2,753,449    Suncor Energy, Inc.                                                                                222,013,096
                                                                                                                         695,495,972
Oil Refining and Marketing - 1.8%
         1,831,660    Valero Energy Corp.                                                                                123,508,834
Retail - Apparel and Shoe - 0.4%
           763,370    Nordstrom, Inc.                                                                                     26,183,591
Retail - Consumer Electronics - 1.1%
         1,746,192    Best Buy Company, Inc.                                                                              79,172,345
Retail - Jewelry - 1.1%
         2,361,380    Tiffany & Co.#                                                                                      74,595,994
Retail - Pet Food and Supplies - 0.8%
         2,485,120    PETsMART, Inc.#                                                                                     58,549,427
Shipbuilding - 1.0%
         2,228,130    Daewoo Shipbuilding & Marine Engineering Company, Ltd.                                              70,212,220
Steel - Producers - 1.5%
         9,466,823    Tata Steel, Ltd.                                                                                   100,889,982
Super-Regional Banks - 1.5%
         3,277,328    U.S. Bancorp                                                                                       104,874,496
Telecommunication Services - 0.8%
         6,896,312    Bharti Tele-Ventures, Ltd.*                                                                         56,736,089
Television - 1.8%
        11,662,332    British Sky Broadcasting Group PLC                                                                 122,106,684
Therapeutics - 0.1%
           834,205    Neurocrine Biosciences, Inc.*,#                                                                      7,716,396
Tobacco - 1.1%
           920,690    Altria Group, Inc.                                                                                  73,627,579
Toys - 1.0%
         3,859,747    Marvel Entertainment, Inc.*,#                                                                       68,240,327
Transportation - Railroad - 1.0%
         1,739,834    Canadian National Railway Co. (U.S. Shares)                                                         70,271,895
Transportation - Services - 0.9%
           917,610    United Parcel Service, Inc. - Class B                                                               63,232,505
Web Portals/Internet Service Providers - 2.5%
         6,433,190    Yahoo!, Inc.*                                                                                      174,596,777
Wireless Equipment - 0.9%
         3,140,655    Nokia Oyj (ADR)**                                                                                   62,342,002
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $4,828,953,977)                                                                               5,875,338,514
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.9%
Electronic Components - Semiconductors - 0.8%
           114,660    Samsung Electronics Company, Ltd.                                                                   54,557,129
Oil Companies - Integrated - 1.1%
           579,900    Amerada Hess Corp., convertible, 7.00%                                                              77,004,921
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $74,919,234)                                                                                 131,562,050
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 8.2%
Finance - Investment Bankers/Brokers - 6.8%
    $      569,685    Goldman Sachs Group, Inc., convertible, (Amazon.com, Inc., Amylin
                      Pharmaceuticals, Inc., Apple Computer, Inc.), 40.00% (144A) (a)                                     51,355,394
           323,195    Goldman Sachs Group, Inc., convertible, (Amerada Hess Corp.), 19.45% ***                            48,582,996
           569,735    Goldman Sachs Group, Inc., convertible, (Best Buy Company, Inc., Dell, Inc., Google,
                      Inc.), 33.00% (144A) (a)                                                                            46,872,098
         2,728,245    Goldman Sachs Group, Inc., convertible, (NVIDIA Corp.), 24.20% (144A) (a)                           58,736,387
           643,625    Goldman Sachs Group, Inc., convertible, (Suncor Energy, Inc.), 9.05% ***                            52,348,596
         1,154,678    Lehman Brothers Holdings, Inc., convertible, (Advanced Micro Devices, Inc.), 20.00% ***             22,712,516
         1,154,678    Lehman Brothers Holdings, Inc., convertible, (Advanced Micro Devices, Inc.), 0% ***                 21,961,976
            82,498    Merrill Lynch & Company, Inc., convertible, (Google, Inc.), 5.30% (144A) (a)                        31,491,962
           943,486    Merrill Lynch & Company, Inc., convertible, (Valero Energy Corp.), 16.55% (144A) (a)                57,401,687

         1,186,640    Morgan Stanley Co., convertible, (Amylin Pharmaceuticals, Inc.), 12.00% (144A) (a)                  56,946,853
           875,445    Morgan Stanley Co., convertible, (Neurocrine Biosciences, Inc.), 10.60% (144A) (a)                  10,260,215
         4,540,525    Morgan Stanley Co., convertible, (Sirius Satellite Radio, Inc.), 14.00% (144A) (a)                  20,613,984
                                                                                                                         420,548,277
Special Purpose Entity - 1.4%
           944,558    Allegro Investment Corporation S.A., convertible, (SanDisk Corp.), 20.65%**,***                     46,311,679
           415,530    IXIS Financial Products, Inc., convertible (Alcon, Inc.), 20.90% (144A) (a)                         47,813,791
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $683,785,288)                                                                 573,410,134
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.7%
           489,000    Janus Government Money Market Fund, 5.21%                                                              489,000
           179,500    Janus Institutional Cash Reserves Fund, 5.23%                                                          179,500
        50,391,500    Janus Money Market Fund, 5.26%                                                                      50,391,500
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $51,060,000)                                                                                    51,060,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.7%
       324,013,882    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $324,013,882)                                                              324,013,882

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,962,732,381) 100%                                                                    $6,955,384,580
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Canada                                      $    643,143,774                9.3%
Finland                                           62,342,002                0.9
France                                           135,775,291                2.0
Hong Kong                                         50,838,730                0.7
India                                            157,626,071                2.3
Luxembourg                                        46,311,679                0.7
Netherlands                                       74,736,345                1.1
South Korea                                      332,931,208                4.8
Switzerland                                      186,529,875                2.6
United Kingdom                                   122,106,684                1.8
United States++                                5,143,042,921               73.8
                                            ----------------              -----
Total                                       $  6,955,384,580              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (68.4% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at July 31, 2006

Currency Sold                     Currency     Currency Value         Unrealized
and Settlement Date             Units Sold          in $ U.S.        Gain/(Loss)
--------------------------------------------------------------------------------
Euro 10/19/06                    4,500,000     $    5,777,160    $     (125,588)
Euro 1/11/07                    29,400,000         37,924,608          (439,608)
Swiss Franc 1/11/07             31,850,000         26,350,431          (190,267)
Swiss Franc 3/14/07             26,300,000         21,882,241          (371,587)
--------------------------------------------------------------------------------
Total                                          $   91,934,440    $   (1,127,050)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.


*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

***         Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

(a) Schedule of Restricted and Illiquid Securities

                                                                                                               Value as a %
                                                              Acquisition      Acquisition                     of Investment
                                                                  Date            Cost            Value         Securities
----------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund
Goldman Sachs Group, Inc.
 convertible, (Amazon.com, Inc., Amylin Pharmaceuticals,
Inc.
 Apple Computer, Inc.), 40.00% (144A)                           5/11/06         $ 56,968,500    $ 51,355,394             0.7%
Goldman Sachs Group, Inc.
 convertible, (Best Buy Company, Inc., Dell, Inc.
 Google, Inc.), 33.00% (144A)                                    5/8/06           56,973,500      46,872,098             0.7%
Goldman Sachs Group, Inc.
 convertible, (NVIDIA Corp.), 24.20% (144A)                     7/27/06           56,938,473      58,736,387             0.8%
IXIS Financial Products, Inc.
 convertible (Alcon, Inc.), 20.90% (144A)                        2/9/06           47,428,594      47,813,791             0.7%
Merrill Lynch & Company, Inc.
 convertible, (Google, Inc.), 5.30% (144A)                      2/28/06           30,000,249      31,491,962             0.5%
Merrill Lynch & Company, Inc.
 convertible, (Valero Energy Corp.), 16.55% (144A)              1/23/06           57,599,820      57,401,687             0.8%
Morgan Stanley Co.
 convertible, (Amylin Pharmaceuticals, Inc.), 12.00% (144A)     4/21/06           56,377,266      56,946,853             0.8%
Morgan Stanley Co.
 convertible, (Neurocrine Biosciences, Inc.), 10.60% (144A)     5/10/06           47,492,891      10,260,215             0.2%
Morgan Stanley Co.
 convertible, (Sirius Satellite Radio, Inc.), 14.00% (144A)     1/11/06           28,378,281      20,613,984             0.3%
----------------------------------------------------------------------------------------------------------------------------
                                                                               $ 438,157,574   $ 381,492,371             5.5%
----------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2006. The issuer incurs all registration costs.


### The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2006.

                                     Purchases                  Sales                  Realized     Dividend      Value
                                      Shares        Cost        Shares      Cost      Gain/(Loss)    Income     at 7/31/06
--------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund
Align Technology, Inc.                       -      $  -             -      $  -      $        -    $      -   $21,197,467
--------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currenty contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2006 are noted below.

Fund                                                             Aggregate Value
Janus Growth and Income Fund                                       $ 387,460,631

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 73.6%
Advertising Sales - 0.4%
   $     1,876,000    Lamar Advertising Co., 2.875%, convertible senior notes, due 12/31/10#                            $  2,087,050
Advertising Services - 0.8%
         2,198,000    R.H. Donnelley Corp., 6.875%, senior discount notes, due 1/15/13#                                    1,994,685
         1,224,000    R.H. Donnelley Corp., 6.875%, senior discount notes, due 1/15/13                                     1,110,780
         1,699,000    R.H. Donnelley Corp., 8.875%, senior notes, due 1/15/16#                                             1,692,629
                                                                                                                           4,798,094
Aerospace and Defense - Equipment - 0.2%
         1,227,000    DRS Technologies, Inc., 6.875%, senior subordinated notes, due 11/1/13                               1,187,123
Agricultural Chemicals - 0.2%
         1,119,000    IMC Global, Inc. - Series B, 10.875%, company guaranteed notes, due 6/1/08                           1,191,735
Airlines - 0.4%
         1,248,000    AMR Corp., 9.00%, debentures, due 8/1/12#                                                            1,235,520
         1,375,000    UAL Corp., 4.50%, convertible senior notes, due 6/30/21 (144A) (a)                                   1,350,113
                                                                                                                           2,585,633
Apparel Manufacturers - 1.4%
           975,000    Levi Strauss & Co., 9.28%, senior unsubordinated notes, due 4/1/12 ***, #                              999,375
         2,299,000    Levi Strauss & Co., 9.75%, senior notes, due 1/15/15#                                                2,356,475
         3,127,000    Levi Strauss & Co., 8.875%, senior notes, due 4/1/16#                                                3,033,190
         1,050,000    Quiksilver, Inc., 6.875%, company guaranteed notes, due 4/15/15#                                       971,250
           691,000    Russell Corp., 9.25%, company guaranteed notes, due 5/1/10#                                            722,095
                                                                                                                           8,082,385
Applications Software - 0.1%
           333,000    Serena Software, Inc., 10.375%, senior subordinated notes, due 3/15/16 (144A)                          333,000
Athletic Equipment - 0.2%
         1,025,000    Riddell Bell Holdings, Inc., 8.375%, company guaranteed notes, due 10/1/12                             991,688
Automotive - Cars and Light Trucks - 1.3%
         1,399,000    Ford Capital B.V., 9.50%, debentures, due 6/1/10                                                     1,273,090
           849,000    Ford Motor Co., 7.45%, notes, due 7/16/31#                                                             624,015
         4,150,000    General Motors Corp., 7.125%, senior notes, due 7/15/13#                                             3,527,500
         2,645,000    General Motors Corp., 8.375%, debentures, due 7/15/33#                                               2,168,900
                                                                                                                           7,593,505
Automotive - Truck Parts and Equipment - Original - 1.6%
         3,111,000    Accuride Corp., 8.50%, company guaranteed notes, due 2/1/15                                          2,893,230
         1,716,000    Lear Corp., 8.11%, company guaranteed notes, due 5/15/09#                                            1,668,810
           699,000    TRW Automotive, Inc., 9.375%, senior notes, due 2/15/13#                                               742,688
           597,000    United Components, Inc., 9.375%, senior subordinated notes, due 6/15/13                                587,299
         3,795,000    Visteon Corp., 8.25%, senior notes, due 8/1/10#                                                      3,491,399
                                                                                                                           9,383,426
Building - Heavy Construction - 0.4%
         2,199,000    Ahern Rentals, Inc., 9.25%, company guaranteed notes, due 8/15/13                                    2,220,990
Building - Maintenance and Service - 0.2%
         1,359,000    HydroChem Industrial Services, Inc., 9.25%, senior subordinated notes, due 2/15/13 (144A) (a)        1,328,423
Building - Residential and Commercial - 0.7%
         1,374,000    Beazer Homes USA, Inc., 6.875%, company guaranteed notes, due 7/15/15                                1,222,860
         1,049,000    K. Hovnanian Enterprises, Inc., 6.50%, company guaranteed notes, due 1/15/14                           936,233
           500,000    K. Hovnanian Enterprises, Inc., 7.50%, company guaranteed notes, due 5/15/16#                          457,500
         1,641,000    William Lyon Homes, Inc., 10.75%, company guaranteed notes, due 4/1/13                               1,509,720
                                                                                                                           4,126,313
Building and Construction Products - Miscellaneous - 0.3%
           925,000    Nortek, Inc., 8.50%, senior subordinated notes, due 9/1/14#                                            864,875
           700,000    NTK Holdings, Inc., 0%, senior discount notes, due 3/1/14 ***, #                                       490,000
           790,000    Ply Gem Industries, Inc., 9.00%, senior subordinated notes, due 2/15/12#                               691,250
                                                                                                                           2,046,125
Building Products - Air and Heating - 0.5%
         3,135,000    Goodman Global Holdings, Inc., 7.875%, senior subordinated notes, due 12/15/12#                      2,907,713
Cable Television - 1.8%
           674,000    Cablevision Systems Corp., 8.00%, senior notes, due 4/15/12 ***, #                                     667,260
         4,320,000    CCH I LLC, 11.00%, secured notes, due 10/1/15#                                                       3,877,199
         2,774,000    Charter Communications Operating LLC, 8.00%, senior notes, due 4/30/12 (144A)                        2,767,065
         1,024,000    CSC Holdings, Inc., 7.00%, senior notes, due 4/15/12 (144A) ***                                        989,440
         2,440,000    Mediacom LLC/Mediacom Capital Corp., 9.50%, senior notes, due 1/15/13#                               2,470,500
                                                                                                                          10,771,464
Casino Hotels - 2.4%
           350,000    Majestic Star Casino LLC, 9.50%, company guaranteed notes, due 10/15/10                                362,250
         2,295,000    Majestic Star Casino LLC, 9.75%, secured notes, due 1/15/11 (144A)                                   2,260,574
           695,000    Mandalay Resort Group, 10.25%, senior subordinated notes, due 8/1/07                                   717,588
         1,044,000    MGM Mirage, Inc., 9.75%, company guaranteed notes, due 6/1/07                                        1,071,405
         1,573,000    MGM Mirage, Inc., 8.375%, company guaranteed notes, due 2/1/11#                                      1,616,258
         1,224,000    MTR Gaming Group, Inc., 9.75%, company guaranteed notes, due 4/1/10#                                 1,283,670
           695,000    Park Place Entertainment Corp., 9.375%, senior subordinated notes, due 2/15/07                         704,556
           350,000    Poster Financial Group, Inc., 8.75%, secured notes, due 12/1/11                                        361,375
         5,979,000    Trump Entertainment Resorts, Inc., 8.50%, secured notes, due 6/1/15#                                 5,739,839
                                                                                                                          14,117,515
Casino Services - 1.1%
         4,918,000    Virgin River Casino Corp., 9.00%, company guaranteed notes, due 1/15/12 ***                          4,991,770
         2,347,000    Virgin River Casino Corp., 0%, senior subordinated notes, due 1/15/13 ***                            1,557,821
                                                                                                                           6,549,591
Cellular Telecommunications - 2.7%
         2,073,000    Centennial Communications Corp., 10.00%, senior notes, due 1/1/13#                                   2,067,817
         1,549,000    Centennial Communications Corp., 10.125%, company guaranteed notes, due 6/15/13                      1,634,195
           668,000    Dobson Cellular Systems, Inc., 9.875%, secured notes, due 11/1/12#                                     711,420
         1,029,000    Dobson Communications Corp., 9.75688%, senior notes, due 10/15/12 ***                                1,044,435
         1,197,000    Dobson Communications Corp., 8.875%, senior notes, due 10/1/13#                                      1,185,030
         2,217,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                      2,241,486
         2,129,000    Nextel Communications, Inc., 5.95%, senior notes, due 3/15/14                                        2,063,186
         1,714,000    Rogers Cantel, Inc., 9.75%, debentures, due 6/1/16#                                                  1,988,240
         1,426,000    Rogers Wireless Communications, Inc., 7.61625%, secured notes, due 12/15/10 ***                      1,465,215
           849,000    Rogers Wireless Communications, Inc., 8.00%, senior subordinated notes, due 12/15/12#                  874,470
           875,000    Rogers Wireless Communications, Inc., 7.50%, secured notes, due 3/15/15#                               896,875
                                                                                                                          16,172,369
Chemicals - Diversified - 1.4%
         1,750,000    Ineos Group Holdings PLC, 8.50%, notes, due 2/15/16 (144A)                                           1,640,625
         1,496,000    Lyondell Chemical Co., 9.50%, company guaranteed notes, due 12/15/08#                                1,537,140
         4,552,000    Lyondell Chemical Co., 11.125%, secured notes, due 7/15/12#                                          4,955,990
                                                                                                                           8,133,755
Chemicals - Plastics - 0.6%
         1,383,000    Polyone Corp., 10.625%, company guaranteed notes, due 5/15/10#                                       1,486,725
         2,167,000    Polyone Corp., 8.875%, senior notes, due 5/1/12#                                                     2,164,291
                                                                                                                           3,651,016
Chemicals - Specialty - 1.1%
         1,350,000    Chemtura Corp., 6.875%, company guaranteed notes, due 6/1/16                                         1,302,750
         1,100,000    MacDermid, Inc., 9.125%, company guaranteed notes, due 7/15/11                                       1,148,125
         1,196,000    Nalco Co., 7.75%, senior notes, due 11/15/11#                                                        1,201,980
         2,980,000    Tronox Worldwide LLC, 9.50%, senior notes, due 12/1/12 (144A)                                        3,076,850
                                                                                                                           6,729,705
Commercial Services - Finance - 0.4%
         2,400,000    iPayment, Inc., 9.75%, senior subordinated notes, due 5/15/14 (144A)                                 2,400,000
Computer Services - 0.5%
           600,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                              612,750
         2,078,000    SunGard Data Systems, Inc., 10.25%, company guaranteed notes, due 8/15/15#                           2,106,573
                                                                                                                           2,719,323
Computers - Integrated Systems - 0.2%
         1,009,010    Activant Solutions, Inc., 7.1875%, bank loan, due 5/2/13 ***                                           988,830
Consumer Products - Miscellaneous - 1.0%
         2,200,000    Jarden Corp., 9.75%, company guaranteed notes, due 5/1/12#                                           2,288,000
         2,450,000    Visant Holding Corp., 8.75%, senior notes, due 12/1/13 (144A) ***, (a)                               2,345,875
         1,475,000    Visant Holding Corp., 0%, senior discount notes, due 12/1/13#                                        1,165,250
                                                                                                                           5,799,125
Containers - Metal and Glass - 0.9%
         2,784,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                  2,871,000
           820,000    Owens-Brockway Glass Container, Inc., 8.25%, company guaranteed notes, due 5/15/13                     830,250
         1,805,000    Owens-Illinois, Inc., 8.10%, senior notes, due 5/15/07                                               1,823,050
                                                                                                                           5,524,300
Containers - Paper and Plastic - 1.4%
         1,720,000    Graham Packaging Co., 8.50%, company guaranteed notes, due 10/15/12                                  1,668,400
         3,813,000    Graham Packaging Co., 9.875%, subordinated notes, due 10/15/14#                                      3,708,143
         3,623,000    Smurfit-Stone Container Corp., 7.375%, company guaranteed notes, due 7/15/14#                        3,224,470
                                                                                                                           8,601,013
Direct Marketing - 0.7%
         4,005,000    Affinion Group, Inc., 11.50%, senior subordinated notes, due 10/15/15 (144A)**                       4,015,013
Diversified Operations - 1.8%
         4,942,000    Covalence Specialty Materials Corp., 10.25%, senior subordinated notes, due 3/1/16 (144A)            4,806,095
         2,667,000    J.B. Poindexter & Company, Inc., 8.75%, company guaranteed notes, due 3/15/14                        2,240,280
         1,073,000    Jacuzzi Brands, Inc., 9.625%, secured notes, due 7/1/10                                              1,134,698
         1,049,000    Kansas City Southern, 7.50%, company guaranteed notes, due 6/15/09                                   1,054,245
         1,522,000    Park-Ohio Industries, Inc., 8.375%, company guaranteed notes, due 11/15/14#                          1,369,800
                                                                                                                          10,605,118
Electric - Generation - 1.9%
         1,700,000    AES Corp., 8.25%, bonds, due 6/26/10                                                                 1,674,405
         2,297,000    AES Corp., 8.875%, senior notes, due 2/15/11**,#                                                     2,423,335
         2,685,000    Edison Mission Energy, 7.73%, senior notes, due 6/15/09                                              2,725,274
         1,175,000    Edison Mission Energy, 7.75%, senior notes, due 6/15/16 (144A)                                       1,160,313
         1,923,000    Reliant Energy, Inc., 9.50%, secured notes, due 7/15/13                                              1,971,075
         1,392,561    Tenaska Alabama II Partners, 7.00%, secured notes, due 6/30/21 (144A) ***                            1,370,798
                                                                                                                          11,325,200
Electric - Integrated - 2.5%
         1,117,000    Allegheny Energy Supply Company LLC, 7.80%, notes, due 3/15/11                                       1,170,058
         1,067,000    Allegheny Energy Supply Company LLC, 8.25%, senior unsecured notes, due 4/15/12 (144A)               1,136,355
         2,171,000    CMS Energy Corp., 7.50%, senior notes, due 1/15/09#                                                  2,208,992
         1,000,000    CMS Energy Corp., 6.875%, senior unsecured notes, due 12/15/15#                                        960,000
         4,119,000    Mission Energy Holding, Inc., 13.50%, secured notes, due 7/15/08                                     4,602,982
           775,000    Nevada Power Co., 5.875%, general refunding mortgage, due 1/15/15                                      746,821
         1,499,000    TXU Corp., 5.55%, senior notes, due 11/15/14#                                                        1,369,302
           699,000    TXU Corp., 6.50%, senior notes, due 11/15/24#                                                          632,520
         2,012,000    TXU Corp., 6.55%, notes, due 11/15/34#                                                               1,790,750
                                                                                                                          14,617,780
Electronic Components - Semiconductors - 0.7%
         2,448,000    Spansion LLC, 11.25%, senior notes, due 1/15/16 (144A) #, (a)                                        2,503,080
           522,000    Spansion LLC, 2.25%, convertible senior subordinate debentures, due 6/15/16 (144A)                     510,255
         1,024,000    STATS ChipPAC, Ltd., 6.75%, company guaranteed notes, due 11/15/11                                     954,880
                                                                                                                           3,968,215
Electronic Parts Distributors - 0.2%
         1,173,000    Avnet, Inc., 6.00%, notes, due 9/1/15                                                                1,114,693
Finance - Auto Loans - 3.5%
         4,223,000    Ford Motor Credit Co., 6.625%, notes, due 6/16/08#                                                   4,068,049
         3,191,000    Ford Motor Credit Co., 7.375%, notes, due 10/28/09                                                   3,009,987
         1,134,000    Ford Motor Credit Co., 9.75%, senior unsecured notes, due 9/15/10 (144A)                             1,122,377
         2,954,000    Ford Motor Credit Co., 9.95688%, notes, due 4/15/12 ***, #                                           3,044,428
         1,196,000    General Motors Acceptance Corp., 6.15%, bonds, due 4/5/07#                                           1,191,419
         1,196,000    General Motors Acceptance Corp., 5.85%, senior unsubordinated notes, due 1/14/09#                    1,149,330
         4,575,000    General Motors Acceptance Corp., 7.75%, notes, due 1/19/10                                           4,570,753
           674,000    General Motors Acceptance Corp., 7.25%, notes, due 3/2/11                                              660,714
         1,207,000    General Motors Acceptance Corp., 8.00%, bonds, due 11/1/31#                                          1,183,709
                                                                                                                          20,000,766
Finance - Investment Bankers/Brokers - 0.2%
         1,003,000    BCP Crystal Holdings Corp., 9.625%, senior subordinated notes, due 6/15/14                           1,076,971
Finance - Other Services - 0.4%
         2,129,000    Alamosa Delaware, Inc., 8.50%, senior notes, due 1/31/12**                                           2,256,740
Food - Diversified - 0.8%
         1,250,000    Del Monte Corp., 6.75%, company guaranteed notes, due 2/15/15                                        1,165,625
           325,000    Dole Food Company, Inc., 8.625%, senior notes, due 5/1/09 ***, #                                       310,375
           575,000    Dole Food Company, Inc., 7.25%, company guaranteed notes, due 6/15/10#                                 517,500
         2,724,000    Wornick Co., 10.875%, secured notes, due 7/15/11#                                                    2,751,240
                                                                                                                           4,744,740
Food - Meat Products - 0.4%
         1,294,000    National Beef Packing Company LLC, 10.50%, senior notes, due 8/1/11 ***                              1,342,525
         1,226,000    Pierre Foods, Inc., 9.875%, senior subordinated notes, due 7/15/12                                   1,238,260
                                                                                                                           2,580,785
Gambling - Non-Hotel - 1.6%
         3,126,000    Jacobs Entertainment, Inc., 9.75%, senior notes, due 6/15/14 (144A)#                                 3,110,370
         1,399,000    Mohegan Tribal Gaming Authority, 8.00%, senior subordinated notes, due 4/1/12#                       1,426,980
         2,129,000    Pinnacle Entertainment, Inc., 8.25%, senior subordinated notes, due 3/15/12                          2,123,678
           696,000    Pokagon Gaming Authority, 10.375%, senior notes, due 6/15/14 (144A)#                                   727,320
         2,047,000    River Rock Entertainment Authority, 9.75%, senior notes, due 11/1/11                                 2,149,350
                                                                                                                           9,537,698
Gas - Distribution - 0.1%
           400,000    Colorado Interstate Gas Co., 6.80%, senior notes, due 11/15/15                                         389,532
Housewares - 0.2%
         1,375,000    Libbey Glass, Inc., 12.43563%, senior notes, due 6/1/11 (144A) ***, (a)                              1,347,500
Human Resources - 0.5%
         2,843,000    Team Health, Inc., 11.25%, company guaranteed notes, due 12/1/13                                     2,942,505
Independent Power Producer - 1.1%
           221,929    NRG Energy, Inc., 7.49875%, bank loan, due 2/1/13 ***                                                  222,206
           970,971    NRG Energy, Inc., 7.23063%, bank loan, due 2/1/13 ***                                                  974,108
         2,073,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 2/1/16                                       2,026,358
           450,000    Reliant Energy, Inc., 9.25%, secured notes, due 7/15/10                                                461,250
         2,874,000    Reliant Energy, Inc., 6.75%, secured notes, due 12/15/14                                             2,687,189
                                                                                                                           6,371,111
Machinery - Construction and Mining - 0.2%
         1,087,000    Terex Corp., 10.375%, company guaranteed notes, due 4/1/11#                                          1,143,394
Machinery - Farm - 0.3%
         1,573,000    Case New Holland, Inc., 9.25%, company guaranteed notes, due 8/1/11                                  1,657,549
Medical - Hospitals - 0.2%
         1,049,000    Triad Hospitals, Inc., 7.00%, senior subordinated notes, due 11/15/13                                1,001,795
Medical - Outpatient and Home Medical Care - 0.5%
         1,149,000    CRC Health Corp., 10.75%, senior subordinated notes, due 2/1/16 (144A)                               1,166,234
           700,000    National Mentor Holdings, Inc., 11.25%, senior subordinated notes, due 7/1/14 (144A)                   712,250
            59,158    National Mentor, Inc., 7.84%, bank loan, due 6/29/13 ***                                                59,232
           984,804    National Mentor, Inc., 7.90%, bank loan, due 6/29/13 ***                                               986,656
                                                                                                                           2,924,372
Metal - Aluminum - 0.6%
         3,923,000    Novelis, Inc., 7.50%, senior notes, due 2/15/15 (144A) ***, #                                        3,795,503
Metal - Diversified - 0.4%
         2,128,000    Earle M. Jorgensen Co., 9.75%, secured notes, due 6/1/12                                             2,266,320
Metal Products - Fasteners - 0.6%
         3,505,000    FastenTech, Inc., 12.50%, company guaranteed notes, due 5/1/11 ***, #                                3,592,625
Miscellaneous Manufacturing - 0.5%
            30,000    Nutro Products, Inc., 9.23%, senior notes, due 10/15/13 (144A) ***                                      30,750
         3,000,000    Nutro Products, Inc., 10.75%, senior subordinated notes, due 4/15/14 (144A)                          3,127,500
                                                                                                                           3,158,250
Multimedia - 0.3%
         1,950,000    LBI Media, Inc., 10.125%, company guaranteed notes, due 7/15/12                                      2,067,000
Non-Hazardous Waste Disposal - 0.8%
         1,686,000    Allied Waste Industries, Inc., 6.375%, secured notes, due 4/15/11#                                   1,622,775
         1,075,000    Allied Waste Industries, Inc., 7.875%, senior notes, due 4/15/13#                                    1,085,750
         1,919,000    Allied Waste Industries, Inc., 7.25%, senior notes, due 3/15/15#                                     1,851,835
           350,000    Allied Waste Industries, Inc., 9.25%, debentures, due 5/1/21                                           354,375
                                                                                                                           4,914,735
Office Automation and Equipment - 0.3%
         1,171,000    Xerox Corp., 6.875%, senior notes, due 8/15/11                                                       1,184,174
           592,000    Xerox Corp., 6.40%, senior unsecured notes, due 3/15/16#                                               567,580
                                                                                                                           1,751,754
Office Supplies and Forms - 1.2%
         7,450,000    Acco Brands Corp., 7.625%, company guaranteed notes, due 8/15/15**                                   6,891,250
Oil - Field Services - 0.2%
           699,000    Hornbeck Offshore Services, Inc., 6.125%, senior notes, due 12/1/14                                    651,818
         1,000,000    Titan Petrochemicals Group, Ltd., 8.50%, company guaranteed notes, due 3/18/12 (144A) (a)              830,000
                                                                                                                           1,481,818
Oil Companies - Exploration and Production - 1.5%
           850,000    Chesapeake Energy Corp., 6.50%, company guaranteed notes, due 8/15/17                                  790,500
         1,405,000    Encore Acquisition Co., 6.25%, senior subordinated notes, due 4/15/14                                1,303,138
         2,402,000    Forest Oil Corp., 8.00%, senior notes, due 6/15/08                                                   2,459,047
           700,000    Hilcorp Energy I, 9.00%, senior notes, due 6/1/16 (144A)#                                              724,500
           674,000    Magnum Hunter Resources, Inc., 9.60%, company guaranteed notes, due 3/15/12                            713,598
         2,401,000    Quicksilver Resources, Inc., 7.125%, company guaranteed notes, due 4/1/16                            2,268,945
           700,000    Swift Energy Co., 9.375%, senior subordinated notes, due 5/1/12                                        738,500
                                                                                                                           8,998,228
Oil Field Machinery and Equipment - 0.2%
         1,187,000    Dresser-Rand Group, Inc., 7.375%, company guaranteed notes, due 11/1/14 ***                          1,133,585
Paper and Related Products - 1.7%
         2,797,000    Boise Cascade LLC, 7.125%, company guaranteed notes, due 10/15/14#                                   2,468,352
           187,235    Georgia Pacific Corp., Inc., 7.49875%, bank loan, due 12/20/12 ***                                     186,968
           177,406    Georgia Pacific Corp., Inc., 7.49875%, bank loan, due 12/20/12 ***                                     177,152
            93,618    Georgia Pacific Corp., Inc., 7.485%, bank loan, due 12/20/12 ***                                        93,484
         1,497,884    Georgia Pacific Corp., Inc., 7.30%, bank loan, due 12/20/12 ***                                      1,495,742
           317,727    Georgia Pacific Corp., Inc., 8.30%, bank loan, due 12/23/13 ***                                        320,262
           158,863    Georgia Pacific Corp., Inc., 8.30%, bank loan, due 12/23/13 ***                                        160,131
           317,727    Georgia Pacific Corp., Inc., 8.30%, bank loan, due 12/23/13 ***                                        320,262
           317,727    Georgia Pacific Corp., Inc., 8.30%, bank loan, due 12/23/13 ***                                        320,262
           317,727    Georgia Pacific Corp., Inc., 8.30%, bank loan, due 12/23/13 ***                                        320,262
         1,003,000    NewPage Corp., 12.00%, senior subordinated notes, due 5/1/13#                                        1,045,628
           699,000    Rock-Tenn Co., 8.20%, senior notes, due 8/15/11                                                        705,990
         1,748,000    Rock-Tenn Co., 5.625%, bonds, due 3/15/13                                                            1,546,980
           681,000    Verso Paper Holdings LLC, 9.235%, secured notes, due 8/1/14 (144A)                                     685,256
           525,000    Verso Paper Holdings LLC, 11.375%, senior subordinated notes, due 8/1/16 (144A)                        522,375
                                                                                                                          10,369,106
Photo Equipment and Supplies - 0.4%
         2,354,608    Eastman Kodak Co., 0%, bank loan, due 10/18/12 ***                                                   2,351,264
Physician Practice Management - 0.3%
           347,987    US Oncology, Inc., 7.9375%, bank loan, due 8/20/11 ***                                                 349,292
           328,000    US Oncology, Inc., 10.75%, company guaranteed notes, due 8/15/14                                       355,880
         1,024,000    US Oncology Holdings, Inc., 9.26375%, senior notes, due 3/15/15 ***                                  1,040,640
                                                                                                                           1,745,812
Pipelines - 4.1%
         1,037,000    ANR Pipeline Co., 8.875%, notes, due 3/15/10#                                                        1,095,852
           684,000    Colorado Interstate Gas Co., 5.95%, senior notes, due 3/15/15                                          631,020
         1,024,000    Dynegy Holdings, Inc., 6.875%, senior notes, due 4/1/11                                                977,920
         2,450,000    El Paso Corp., 6.50%, debentures, due 6/1/08 (144A)                                                  2,431,625
         1,199,000    El Paso Corp., 7.625%, notes, due 9/1/08 (144A)#                                                     1,219,983
         1,648,000    El Paso Corp., 6.375%, notes, due 2/1/09 (144A)                                                      1,623,280
           984,000    El Paso Corp., 7.00%, senior notes, due 5/15/11#                                                       975,390
         2,288,000    El Paso Corp., 9.6255, debentures, due 5/15/12 (144A)                                                2,505,360
         1,891,000    El Paso Corp., 7.42%, notes, due 2/15/37 (144A)                                                      1,768,084
         1,037,000    El Paso Natural Gas Co., 7.625%, senior notes, due 8/1/10                                            1,055,148
         1,259,000    Holly Energy Partners L.P., 6.25%, company guaranteed notes, due 3/1/15                              1,151,985
         2,945,000    Northwest Pipeline Corp., 8.125%, company guaranteed notes, due 3/1/10                               3,048,074
         1,473,000    Southern Natural Gas Co., 8.875%, unsubordinated notes, due 3/15/10#                                 1,556,596
         3,259,000    Transcontinental Gas Pipe Line Corp., 7.00%, notes, due 8/15/11                                      3,316,032
         1,022,000    Utilicorp Canada Finance Corp., 7.75%, company guaranteed notes, due 6/15/11                         1,062,880
                                                                                                                          24,419,229
Private Corrections - 0.3%
         1,242,000    Corrections Corporation of America, 7.50%, senior notes, due 5/1/11                                  1,254,420
           675,000    Corrections Corporation of America, 6.25%, company guaranteed notes, due 3/15/13#                      637,875
                                                                                                                           1,892,295
Publishing - Newspapers - 0.6%
         3,723,000    Block Communications, Inc., 8.25%, senior notes, due 12/15/15 (144A) (a)                             3,574,080
Publishing - Periodicals - 1.8%
           675,000    CBD Media, Inc., 8.625%, company guaranteed notes, due 6/1/11#                                         663,188
         1,174,000    CBD Media Holdings LLC, 9.25%, senior notes, due 7/15/12                                             1,153,455
         3,792,000    Dex Media, Inc., 8.00%, notes, due 11/15/13#                                                         3,791,999
         1,715,000    Primedia, Inc., 10.545%, senior notes, due 5/15/10 ***, #                                            1,749,300
         3,725,000    Primedia, Inc., 8.875%, company guaranteed notes, due 5/15/11#                                       3,548,062
                                                                                                                          10,906,004
Racetracks - 0.2%
         1,048,000    Penn National Gaming, Inc., 6.75%, senior subordinated notes, due 3/1/15                               985,120
Real Estate Operating/Development - 0.3%
         2,071,000    Kimball Hill, Inc., 10.50%, company guaranteed notes, due 12/15/12                                   1,879,433
Recycling - 0.2%
         1,304,000    Aleris International, Inc., 10.375%, secured notes, due 10/15/10                                     1,424,620
REIT - Health Care - 0.3%
         1,950,000    Senior Housing Properties Trust, 8.625%, senior notes, due 1/15/12                                   2,047,500
REIT - Hotels - 0.4%
         2,201,000    Host Marriott L.P., 6.375%, company guaranteed notes, due 3/15/15                                    2,082,696
Rental Auto/Equipment - 0.2%
         1,216,000    Hertz Corp., 8.875%, senior notes, due 1/1/14 (144A)                                                 1,267,680
Resorts and Theme Parks - 0.7%
         4,406,000    Six Flags, Inc., 8.875%, senior notes, due 2/1/10#                                                   4,246,283
Retail - Computer Equipment - 0.6%
           225,000    GSC Holdings Corp., 9.38313%, company guaranteed notes, due 10/1/11 ***                                234,563
         3,563,000    GSC Holdings Corp., 8.00%, company guaranteed notes, due 10/1/12#                                    3,616,445
                                                                                                                           3,851,008
Retail - Drug Store - 1.1%
         2,473,000    Jean Coutu Group, Inc., 7.625%, senior notes, due 8/1/12                                             2,404,993
         2,447,000    Jean Coutu Group, Inc., 8.50%, senior subordinated notes, due 8/1/14#                                2,284,886
         1,722,000    Rite Aid Corp., 7.50%, company guaranteed notes, due 1/15/15#                                        1,691,865
                                                                                                                           6,381,744
Retail - Miscellaneous/Diversified - 0.3%
         1,005,000    Eye Care Centers of America, Inc., 10.75%, company guaranteed notes, due 2/15/15                     1,077,863
           675,000    Harry & David Operations Corp., 10.23063%, company guaranteed notes, due 3/1/12 ***                    641,250
                                                                                                                           1,719,113
Retail - Propane Distribution - 0.6%
           696,000    Amerigas Partners L.P., 7.25%, senior unsecured notes, due 5/20/15#                                    675,120
         2,192,000    Ferrellgas Partners L.P., 8.75%, senior notes, due 6/15/12                                           2,246,800
           699,000    Ferrellgas Partners L.P., 6.75%, senior notes, due 5/1/14                                              664,050
                                                                                                                           3,585,970
Retail - Regional Department Stores - 0.2%
         1,377,000    Neiman Marcus Group, Inc., 10.375%, company guaranteed notes, due 10/15/15#                          1,461,341
Retail - Restaurants - 0.9%
         3,006,000    Friendly Ice Cream Corp., 8.375%, senior notes, due 6/15/12#                                         2,510,010
         1,024,000    Landry's Restaurants, Inc., 7.50%, company guaranteed notes, due 12/15/14                              949,760
         1,349,000    Restaurant Co., 10.00%, senior unsecured notes, due 10/1/13#                                         1,214,100
           929,000    VICORP Restaurants, Inc., 10.50%, senior notes, due 4/15/11#                                           826,810
                                                                                                                           5,500,680
Rubber - Tires - 1.6%
         1,859,000    Goodyear Tire & Rubber Co., 8.50%, notes, due 3/15/07                                                1,854,353
         2,749,000    Goodyear Tire & Rubber Co., 7.857%, notes, due 8/15/11#                                              2,542,825
         5,372,000    Goodyear Tire & Rubber Co., 9.00%, senior notes, due 7/1/15#                                         5,170,550
                                                                                                                           9,567,728

Satellite Telecommunications - 1.6%
         1,725,000    Inmarsat Finance PLC, 7.6255, company guaranteed notes, due 6/30/12                                  1,759,500
         4,175,000    INTELSAT Bermuda, Ltd., 6.50%, notes, due 11/1/13                                                    3,146,906
           350,000    INTELSAT Bermuda, Ltd., 9.25%, company guaranteed notes, due 6/15/16 (144A)                            357,875
         1,350,000    INTELSAT Subsidiary Holding Company, Ltd., 10.48438%, company guaranteed notes, due 1/15/12 ***, #   1,370,250
           670,000    INTELSAT Subsidiary Holding Company, Ltd., 8.50%, senior notes, due 1/15/13 ***                        654,925
         1,374,000    INTELSAT Subsidiary Holding Company, Ltd., 8.875%, company guaranteed notes, due 1/15/15 ***, #      1,360,260
           675,000    PanAmSat Corp., 9.00%, company guaranteed notes, due 8/15/14                                           685,969
           350,000    PanAmSat Corp., 9.00%, company guaranteed notes, due 6/15/16 (144A)                                    357,438
                                                                                                                           9,693,123
Schools - 0.3%
           503,913    Education Management LLC, 8.0625%, bank loan, due 6/1/13 ***                                           506,221
         1,347,000    Education Management LLC, 8.75%, senior notes, due 6/1/14 (144A)                                     1,350,367
                                                                                                                           1,856,588
Semiconductor Equipment - 0.3%
           700,000    MagnaChip Semiconductor, Inc., 8.00%, senior subordinated notes, due 12/15/14#                         463,750
         1,381,000    Sensata Technologies B.V., 8.00%, senior notes, due 5/1/14 (144A)#                                   1,325,760
                                                                                                                           1,789,510
Special Purpose Entity - 1.1%
         1,106,000    American Commercial Lines LLC, 9.50%, company guaranteed notes, due 2/15/15                          1,201,393
         1,330,880    CCM Merger, Inc., 7.49%, bank loan, due 7/21/12 ***                                                  1,323,893
           141,961    CCM Merger, Inc., 7.23625%, bank loan, due 7/21/12 ***                                                 141,215
           354,901    CCM Merger, Inc., 7.21438%, bank loan, due 7/21/12 ***                                                 353,038
         2,249,000    CCM Merger, Inc., 8.00%, notes, due 8/1/13 (144A)#                                                   2,153,417
         1,327,523    Vanguard Health Holding Company II LLC, 7.8675%, bank loan, due 9/23/11 ***                          1,325,864
             3,327    Vanguard Health Holding Company II LLC, 7.74875%, bank loan, due 9/23/11 ***                             3,323
                                                                                                                           6,502,143
Specified Purpose Acquisition Company - 0.2%
         1,138,500    Solar Capital Corp., 7.66%, bank loan, due 2/11/13 ***                                               1,142,678
Steel - Producers - 0.2%
         1,125,000    AK Steel Corp., 7.75%, company guaranteed notes, due 6/15/12#                                        1,108,125
           350,000    International Steel Group, Inc., 6.50%, senior notes, due 4/15/14                                      330,750
                                                                                                                           1,438,875
Storage and Warehousing - 0.1%
           700,000    Mobile Services Group, Inc., 9.75%, senior notes, due 8/1/14 (144A) (WI)                               708,750
Telecommunication Services - 0.6%
         1,648,000    Eschelon Operating Co., 8.375%, secured notes, due 3/15/10#                                          1,573,840
         1,348,000    Time Warner Telecom Holdings, Inc., 9.25%, company guaranteed notes, due 2/15/14#                    1,385,070
           675,000    US WEST Communications, Inc., 5.625%, notes, due 11/15/08#                                             664,031
                                                                                                                           3,622,941
Telephone - Integrated - 2.9%
           700,000    NTL Cable PLC, 9.125%, senior notes, due 8/15/16                                                       708,750
           350,000    Cincinnati Bell, Inc., 7.25%, company guaranteed notes, due 7/15/13#                                   346,500
         1,724,000    Cincinnati Bell, Inc., 8.375%, senior subordinated notes, due 1/15/14#                               1,689,520
           513,000    Hawaiian Telcom Communications, Inc., 9.75%, company guaranteed notes, due 5/1/13#                     523,260
         3,446,000    Level 3 Financing, Inc., 10.75%, company guaranteed notes, due 10/15/11                              3,609,685
         1,350,000    Level 3 Financing, Inc., 12.25%, senior notes, due 3/15/13 (144A)                                    1,478,250
         2,821,000    Qwest Corp., 7.875%, senior notes, due 9/1/11#                                                       2,919,735
         4,411,000    Qwest Corp., 8.875%, notes, due 3/15/12 ***, #                                                       4,752,852
         1,198,000    Qwest Communications International, Inc., 7.50%, company guaranteed notes, due 2/15/14#              1,174,040
                                                                                                                          17,202,592
Theaters - 0.1%
           774,000    AMC Entertainment, Inc., 11.00%, company guaranteed notes, due 2/1/16#                                 835,920
Transportation - Marine - 0.5%
           450,000    H-Lines Finance Holding Corp., 0%, senior discount notes, due 4/1/13 ***                               390,375
         1,461,000    Horizon Lines LLC, 9.00%, company guaranteed notes, due 11/1/12                                      1,486,568
         1,348,000    Ship Finance International, Ltd., 8.50%, senior notes, due 12/15/13                                  1,267,120
                                                                                                                           3,144,063
Transportation - Railroad - 0.3%
         1,095,000    TFM S.A. de C.V., 9.375%, senior notes, due 5/1/12                                                   1,163,438
           350,000    TFM S.A. de C.V., 12.50%, senior notes, due 6/15/12                                                    385,000
                                                                                                                           1,548,438
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $442,456,728)                                                                                437,438,081
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.0%
Automotive - Cars and Light Trucks - 0.4%
            48,440    General Motors Corp. - Series A, convertible, 4.50%                                                  1,203,734
            34,600    General Motors Corp., convertible, 6.25%                                                               744,246
                                                                                                                           1,947,980
Containers - Metal and Glass - 0%
             2,925    Owens-Illinois, Inc., convertible, 4.75%#                                                              103,545
Independent Power Producer - 0.2%
             4,250    NRG Energy, Inc., convertible, 5.75%                                                                 1,065,688
Oil Companies - Exploration and Production - 0.3%
             6,900    Chesapeake Energy Corp., 6.25%#                                                                      1,932,138
REIT - Hotels - 0.1%
            23,465    Strategic Hotels & Resorts, Inc., 8.50% (144A) (a)                                                     596,159
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $5,405,438)                                                                                    5,645,510
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.1%
Casino Services - 0.1%
           166,722    Progressive Gaming Corp. - expires 8/15/08 ##, ### (cost $167)                                         486,828
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 6.0%
         6,059,048    Janus Government Money Market Fund, 5.21%                                                            6,059,048
        17,613,315    Janus Institutional Cash Reserves Fund, 5.23%                                                       17,613,315
        11,699,637    Janus Money Market Fund, 5.26%                                                                      11,699,637
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $35,372,000)                                                                                    35,372,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 19.3%
       114,576,757    State Street Navigator Securities Lending
                         Prime Portfolio + (cost $114,576,757)                                                           114,576,757
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $597,811,090) - 100%                                                                      $593,519,176
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Bermuda                                     $     10,661,741                1.8%
Canada                                            17,997,532                3.0
Mexico                                             1,548,438                0.3
Netherlands                                        2,598,850                0.4
Singapore                                            954,880                0.2
United Kingdom                                     4,108,875                0.7
United States++                                  555,648,860               93.6
                                            ----------------              -----
Total                                       $    593,519,176              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (68.3% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

REIT              Real Estate Investment Trust

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

WI                When-Issued Security


** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

***         Rate is subject to change. Rate shown reflects current rate.

##          Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

### Schedule of Fair Valued Securities
as of July 31, 2006

                                                                 Value as a % of
Janus High-Yield Fund                       Value          Investment Securities
--------------------------------------------------------------------------------
Progressive Gaming Corp.
  - expires 8/15/08                    $  486,828                           0.1%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.


(a) Schedule of Restricted and Illiquid Securities

                                                                                                                       Value as a %
                                                             Acquisition              Acquisition                     of Investment
                                                                Date                      Cost               Value      Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund
Block Communications, Inc., 8.25%
 senior notes, due 12/15/15 (144A)                       12/13/05 - 5/26/06           $  3,678,651        $ 3,574,080           0.6%
HydroChem Industrial Services, Inc., 9.25%
 senior subordinated notes, due 2/15/13 (144A)            6/2/05 - 3/28/06               1,313,696          1,328,423           0.2%
Libbey Glass, Inc., 12.43563%
 senior notes, due 6/1/11 (144A)                               6/9/06                    1,347,500          1,347,500           0.2%
Spansion LLC, 11.25%
 senior notes, due 1/15/16 (144A)                         6/6/06 - 6/30/06               2,482,223          2,503,080           0.4%
Strategic Hotels & Resorts, Inc., 8.50% (144A)                 3/9/05                      586,625            596,159           0.1%
Titan Petrochemicals Group, Ltd., 8.50%
 company guaranteed notes, due 3/18/12 (144A)                  3/10/05                   1,000,000            830,000           0.2%
UAL Corp., 4.50%
 convertible senior notes, due 6/30/21 (144A)                  7/25/06                   1,375,000          1,350,113           0.2%
Visant Holding Corp., 8.75%
 senior notes, due 12/1/13 (144A)                         3/31/06 - 6/30/06              2,359,834          2,345,875           0.4%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      $ 14,143,529       $ 13,875,230           2.3%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2006. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2006 are noted below.

Fund                                                             Aggregate Value
Janus High-Yield Fund                                                 $2,705,291

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2006.

INTECH Risk-Managed Stock Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.9%
Advertising Agencies - 0.2%
            12,400    Omnicom Group, Inc.                                                                               $  1,097,524
Aerospace and Defense - 2.5%
            44,000    Boeing Co.                                                                                           3,406,480
            31,200    General Dynamics Corp.                                                                               2,091,024
            26,700    Lockheed Martin Corp.                                                                                2,127,456
            14,600    Northrop Grumman Corp.                                                                                 966,374
            31,500    Raytheon Co.                                                                                         1,419,705
            16,300    Rockwell Collins, Inc.#                                                                                869,931
                                                                                                                          10,880,970
Aerospace and Defense - Equipment - 0.2%
            14,500    United Technologies Corp.                                                                              901,755
Agricultural Chemicals - 0.1%
             9,400    Monsanto Co.                                                                                           404,106
Agricultural Operations - 0.9%
            96,700    Archer-Daniels-Midland Co.                                                                           4,254,800
Airlines - 0.6%
           150,700    Southwest Airlines Co.#                                                                              2,711,093
Apparel Manufacturers - 0.2%
            16,900    Jones Apparel Group, Inc.                                                                              500,240
             4,700    V. F. Corp.                                                                                            318,754
                                                                                                                             818,994
Appliances - 0.3%
            18,716    Whirlpool Corp.                                                                                      1,444,688
Applications Software - 1.0%
            74,600    Citrix Systems, Inc.*                                                                                2,370,042
            45,000    Intuit, Inc.*                                                                                        1,389,150
            27,300    Microsoft Corp.                                                                                        656,019
                                                                                                                           4,415,211
Athletic Footwear - 0%
             1,000    NIKE, Inc. - Class B                                                                                    79,000
Audio and Video Products - 0.2%
            12,500    Harman International Industries, Inc.                                                                1,002,500
Automotive - Truck Parts and Equipment - Original - 1.0%
            60,300    Johnson Controls, Inc.                                                                               4,628,628
Beverages - Non-Alcoholic - 1.0%
            13,400    Coca-Cola Co.                                                                                          596,300
             8,200    Pepsi Bottling Group, Inc.                                                                             272,650
            54,500    PepsiCo, Inc.                                                                                        3,454,210
                                                                                                                           4,323,160
Beverages - Wine and Spirits - 0.5%
            29,400    Brown-Forman Corp. - Class B                                                                         2,159,430
Brewery - 0.2%
             5,100    Anheuser-Busch Companies, Inc.                                                                         245,565
            10,700    Molson Coors Brewing Co. - Class B                                                                     764,515
                                                                                                                           1,010,080
Broadcast Services and Programming - 0%
             1,600    Clear Channel Communications, Inc.                                                                      46,320
Casino Services - 0.5%
            62,100    International Game Technology                                                                        2,400,786
Chemicals - Specialty - 0.4%
            30,100    Ecolab, Inc.                                                                                         1,296,407
             4,700    Sigma-Aldrich Corp.#                                                                                   326,650
                                                                                                                           1,623,057
Coal - 0.1%
             6,600    CONSOL Energy, Inc.                                                                                    271,656
Coatings and Paint Products - 0.1%
            10,900    Sherwin-Williams Co.                                                                                   551,540
Commercial Banks - 1.4%
            52,500    BB&T Corp.                                                                                           2,204,475
             7,100    Commerce Bancorp, Inc.#                                                                                241,187
            14,200    Compass Bancshares, Inc.                                                                               836,948
             9,400    M&T Bank Corp.                                                                                       1,146,048
             5,300    Regions Financial Corp.                                                                                192,337
            21,200    Zions Bancorporation*                                                                                1,741,368
                                                                                                                           6,362,363
Commercial Services - 0.2%
            51,400    Convergys Corp.*                                                                                       980,712
Commercial Services - Finance - 1.6%
             6,400    Equifax, Inc.                                                                                          206,592
            67,500    Moody's Corp.                                                                                        3,704,400
           102,200    Paychex, Inc.                                                                                        3,493,196
                                                                                                                           7,404,188
Computer Aided Design - 0.1%
            14,900    Autodesk, Inc.                                                                                         508,239
Computer Services - 0.6%
             2,800    Affiliated Computer Services, Inc. - Class A*,#                                                        142,604
            19,400    Computer Sciences Corp.*                                                                             1,016,366
            63,500    Electronic Data Systems Corp.                                                                        1,517,650
                                                                                                                           2,676,620
Computers - 1.5%
            37,100    Apple Computer, Inc.*                                                                                2,521,316
           113,800    Hewlett-Packard Co.                                                                                  3,631,358
             6,000    IBM Corp.                                                                                              464,460
                                                                                                                           6,617,134
Computers - Integrated Systems - 0.1%
            11,000    NCR Corp.*                                                                                             353,540
Computers - Memory Devices - 0.7%
            19,500    Network Appliance, Inc.*                                                                               578,955
            59,800    SanDisk Corp.*                                                                                       2,790,268
                                                                                                                           3,369,223
Consumer Products - Miscellaneous - 0.3%
            24,200    Clorox Co.                                                                                           1,450,548
Containers - Paper and Plastic - 0%
             4,600    Pactiv Corp.*                                                                                          112,746
Cosmetics and Toiletries - 2.7%
             4,300    Alberto-Culver Co.                                                                                     209,582
            70,500    Colgate-Palmolive Co.                                                                                4,182,060
           129,887    Procter & Gamble Co.                                                                                 7,299,649
                                                                                                                          11,691,291
Data Processing and Management - 1.1%
            51,100    Automatic Data Processing, Inc.                                                                      2,236,136
            56,800    First Data Corp.                                                                                     2,320,280
            12,100    Fiserv, Inc.*                                                                                          528,286
                                                                                                                           5,084,702
Disposable Medical Products - 0%
             1,600    C.R. Bard, Inc.                                                                                        113,552
Distribution/Wholesale - 0.4%
            12,300    Genuine Parts Co.                                                                                      512,172
            23,100    W.W. Grainger, Inc.                                                                                  1,434,279
                                                                                                                           1,946,451
Diversified Operations - 2.5%
             3,500    3M Co.                                                                                                 246,400
            22,000    Cooper Industries, Ltd. - Class A                                                                    1,895,520
             1,900    Danaher Corp.                                                                                          123,880
            39,900    Dover Corp.                                                                                          1,880,886
             4,600    Eaton Corp.                                                                                            294,860
           130,400    General Electric Co.                                                                                 4,262,776
             2,000    Illinois Tool Works, Inc.                                                                               91,460
            29,300    ITT Corp.                                                                                            1,481,115
             6,000    Parker Hannifin Corp.                                                                                  433,440
             1,000    Textron, Inc.                                                                                           89,910
                                                                                                                          10,800,247
Drug Delivery Systems - 0.4%
            37,300    Hospira, Inc.*                                                                                       1,629,637
Electric - Generation - 0.1%
            33,900    AES Corp.*                                                                                             673,254
Electric - Integrated - 3.8%
            23,100    Allegheny Energy, Inc.*                                                                                948,255
               700    Ameren Corp.                                                                                            36,050
             5,100    Consolidated Edison, Inc.#                                                                             239,037
            11,700    Dominion Resources, Inc.                                                                               918,216
            69,100    Edison International                                                                                 2,859,358
               600    Entergy Corp.                                                                                           46,260
            23,200    Exelon Corp.                                                                                         1,343,280
            52,000    FirstEnergy Corp.                                                                                    2,912,000
            57,200    PG&E Corp.#                                                                                          2,384,096
             2,200    Pinnacle West Capital Corp.                                                                             94,622
             1,900    PPL Corp.                                                                                               64,638
            33,700    Public Service Enterprise Group, Inc.                                                                2,272,391
             4,700    Southern Co.                                                                                           158,766
            30,100    TXU Corp.                                                                                            1,933,323
            19,500    Xcel Energy, Inc.                                                                                      390,780
                                                                                                                          16,601,072
Electric Products - Miscellaneous - 0.7%
            27,300    Emerson Electric Co.                                                                                 2,154,516
            28,700    Molex, Inc.#                                                                                           910,364
                                                                                                                           3,064,880
Electronic Components - Miscellaneous - 0.2%
            48,800    Jabil Circuit, Inc.                                                                                  1,127,280
Electronic Components - Semiconductors - 1.0%
            27,900    Advanced Micro Devices, Inc.*                                                                          540,981
            32,050    Broadcom Corp. - Class A*                                                                              768,880
               500    Freescale Semiconductor, Inc. - Class B*                                                                14,260
            54,200    Micron Technology, Inc.*                                                                               844,978
            17,300    National Semiconductor Corp.                                                                           402,398
            51,100    NVIDIA Corp.*                                                                                        1,130,843
            47,200    QLogic Corp.*                                                                                          825,528
             2,400    Texas Instruments, Inc.                                                                                 71,472
                                                                                                                           4,599,340
Electronic Forms - 0%
             2,900    Adobe Systems, Inc.*                                                                                    82,679
Electronic Measuring Instruments - 0.6%
            73,900    Agilent Technologies, Inc.*                                                                          2,101,716
            24,600    Tektronix, Inc.                                                                                        670,842
                                                                                                                           2,772,558
Electronics - Military - 0%
             2,500    L-3 Communications Holdings, Inc.                                                                      184,125
Engineering - Research and Development Services - 0.1%
             5,000    Fluor Corp.                                                                                            439,150
Engines - Internal Combustion - 0.4%
            15,700    Cummins, Inc.#                                                                                       1,836,900
Enterprise Software/Services - 0.2%
            29,600    BMC Software, Inc.                                                                                     693,232
            21,242    Oracle Corp.*                                                                                          317,993
                                                                                                                           1,011,225
Fiduciary Banks - 2.2%
            55,100    Bank of New York Company, Inc.                                                                       1,851,911
            93,500    Mellon Financial Corp.                                                                               3,272,500
            35,700    Northern Trust Corp.                                                                                 2,038,470
            47,900    State Street Corp.                                                                                   2,876,874
                                                                                                                          10,039,755
Finance - Commercial - 0.3%
            32,500    CIT Group, Inc.                                                                                      1,492,075
Finance - Consumer Loans - 0.6%
            51,200    SLM Corp.                                                                                            2,575,360
Finance - Credit Card - 0.1%
            10,400    American Express Co.                                                                                   541,424
             1,300    Capital One Financial Corp.                                                                            100,555
                                                                                                                             641,979
Finance - Investment Bankers/Brokers - 4.6%
             7,300    Bear Stearns Companies, Inc.                                                                         1,035,651
            68,500    Charles Schwab Corp.                                                                                 1,087,780
            65,900    Citigroup, Inc.                                                                                      3,183,629
            93,400    E*TRADE Financial Corp.*,#                                                                           2,177,154
            24,200    Goldman Sachs Group, Inc.                                                                            3,696,550
            40,600    JP Morgan Chase & Co.                                                                                1,852,172
            60,500    Lehman Brothers Holdings, Inc.                                                                       3,929,475
            36,600    Merrill Lynch & Company, Inc.                                                                        2,665,212
            11,100    Morgan Stanley Co.                                                                                     738,150
                                                                                                                          20,365,773
Financial Guarantee Insurance - 0.3%
            16,000    Ambac Financial Group, Inc.                                                                          1,329,760
             2,200    MGIC Investment Corp.                                                                                  125,202
                                                                                                                           1,454,962
Food - Confectionary - 0%
             3,300    Wm. Wrigley Jr. Co.                                                                                    151,338
Food - Diversified - 1.1%
            30,200    Campbell Soup Co.                                                                                    1,107,736
             4,600    ConAgra Foods, Inc.                                                                                     98,900
            20,000    General Mills, Inc.                                                                                  1,038,000
            27,700    H.J. Heinz Co.                                                                                       1,162,569
            17,500    Kellogg Co.                                                                                            842,975
            15,900    McCormick & Company, Inc.                                                                              557,454
                                                                                                                           4,807,634
Food - Meat Products - 0%
             1,300    Tyson Foods, Inc. - Class A                                                                             18,395
Food - Retail - 1.2%
           130,400    Kroger Co.                                                                                           2,990,072
            83,900    Safeway, Inc.                                                                                        2,355,912
             1,000    Whole Foods Market, Inc.                                                                                57,510
                                                                                                                           5,403,494
Food - Wholesale/Distribution - 0%
             5,929    Supervalu, Inc.                                                                                        160,735
Gas - Distribution - 0.2%
             7,700    KeySpan Corp.                                                                                          310,079
            16,200    Sempra Energy Co.                                                                                      781,812
                                                                                                                           1,091,891
Gold Mining - 0.4%
            32,600    Newmont Mining Corp.                                                                                 1,670,098
Health Care Cost Containment - 0.6%
            56,800    McKesson Corp.                                                                                       2,862,152
Home Decoration Products - 0.3%
            51,100    Newell Rubbermaid, Inc.#                                                                             1,346,996
Hotels and Motels - 0%
               400    Marriott International, Inc. - Class A                                                                  14,072
               700    Starwood Hotels & Resorts Worldwide, Inc.                                                               36,806
                                                                                                                              50,878
Human Resources - 0.7%
            20,000    Monster Worldwide, Inc.*                                                                               800,000
            69,900    Robert Half International, Inc.                                                                      2,261,964
                                                                                                                           3,061,964
Industrial Automation and Robotics - 0.1%
            10,900    Rockwell Automation, Inc.                                                                              675,582
Instruments - Controls - 0.4%
            52,300    Thermo Electron Corp.*                                                                               1,935,623
Instruments - Scientific - 0.4%
            55,800    Applera Corp. - Applied Biosystems Group                                                             1,793,970
             1,300    Fisher Scientific International, Inc.*,#                                                                96,343
             4,200    PerkinElmer, Inc.                                                                                       75,726
                                                                                                                           1,966,039
Insurance Brokers - 1.3%
           125,200    Aon Corp.                                                                                            4,285,596
            53,500    Marsh & McLennan Companies, Inc.                                                                     1,446,105
                                                                                                                           5,731,701
Investment Management and Advisory Services - 1.7%
            41,100    Ameriprise Financial, Inc.                                                                           1,833,060
            30,000    Federated Investors, Inc. - Class B                                                                    930,300
            47,800    Franklin Resources, Inc.                                                                             4,371,310
             2,200    Legg Mason, Inc.                                                                                       183,634
            11,400    T. Rowe Price Group, Inc.                                                                              470,934
                                                                                                                           7,789,238
Life and Health Insurance - 2.2%
            56,100    AFLAC, Inc.                                                                                          2,476,254
             9,400    CIGNA Corp.                                                                                            857,750
            13,730    Lincoln National Corp.                                                                                 778,216
            50,300    Principal Financial Group, Inc.                                                                      2,716,200
            27,600    Prudential Financial, Inc.#                                                                          2,170,464
            17,900    Torchmark Corp.                                                                                      1,082,413
                                                                                                                          10,081,297
Machinery - Construction and Mining - 0.2%
            14,900    Caterpillar, Inc.                                                                                    1,055,963
Medical - Biomedical and Genetic - 0.6%
            30,300    Amgen, Inc.*                                                                                         2,113,122
            11,000    Millipore Corp.*                                                                                       689,150
                                                                                                                           2,802,272
Medical - Drugs - 2.4%
             4,400    Bristol-Myers Squibb Co.                                                                               105,468
             6,000    Eli Lilly and Co.                                                                                      340,620
            13,900    Forest Laboratories, Inc.*                                                                             643,709
            93,900    King Pharmaceuticals, Inc.*,#                                                                        1,598,178
            62,800    MedImmune, Inc.*                                                                                     1,593,864
            82,800    Merck & Company, Inc.                                                                                3,334,356
            19,800    Schering-Plough Corp.                                                                                  404,712
            56,700    Wyeth                                                                                                2,748,249
                                                                                                                          10,769,156
Medical - Generic Drugs - 0.6%
            18,100    Barr Pharmaceuticals, Inc.*                                                                            900,656
            80,500    Mylan Laboratories, Inc.                                                                             1,767,780
             4,800    Watson Pharmaceuticals, Inc.*                                                                          107,472
                                                                                                                           2,775,908
Medical - HMO - 1.3%
            28,400    Aetna, Inc.                                                                                            894,316
            25,800    Coventry Health Care, Inc.*                                                                          1,359,660
            25,200    Humana, Inc.*                                                                                        1,409,436
            19,200    UnitedHealth Group, Inc.                                                                               918,336
            17,300    WellPoint, Inc.*                                                                                     1,288,850
                                                                                                                           5,870,598
Medical - Hospitals - 0.1%
             5,100    HCA, Inc.                                                                                              250,716
Medical - Nursing Homes - 0.3%
            24,300    Manor Care, Inc.                                                                                     1,216,215
Medical - Wholesale Drug Distributors - 1.5%
            77,100    AmerisourceBergen Corp.                                                                              3,315,300
            54,600    Cardinal Health, Inc.                                                                                3,658,200
                                                                                                                           6,973,500
Medical Information Systems - 0%
             7,100    IMS Health, Inc.#                                                                                      194,824
Medical Instruments - 1.0%
            73,600    Medtronic, Inc.                                                                                      3,718,272
            21,500    St. Jude Medical, Inc.*                                                                                793,350
                                                                                                                           4,511,622
Medical Labs and Testing Services - 0.5%
            25,600    Laboratory Corporation of America Holdings*,#                                                        1,649,152
            10,300    Quest Diagnostics, Inc.                                                                                619,236
                                                                                                                           2,268,388
Medical Products - 0.8%
            23,300    Baxter International, Inc.                                                                             978,600
             1,400    Becton, Dickinson and Co.                                                                               92,288
            38,900    Johnson & Johnson                                                                                    2,433,195
                                                                                                                           3,504,083
Metal - Copper - 0.5%
            28,100    Phelps Dodge Corp.                                                                                   2,454,254
Metal - Diversified - 0.1%
             7,100    Freeport-McMoRan Copper & Gold, Inc. - Class B#                                                        387,376
Motorcycle and Motor Scooter Manufacturing - 0%
             2,200    Harley-Davidson, Inc.                                                                                  125,400
Multi-Line Insurance - 2.8%
            19,500    ACE, Ltd.                                                                                            1,004,835
            30,400    American International Group, Inc.                                                                   1,844,368
            11,100    Cincinnati Financial Corp.                                                                             523,476
            57,500    Genworth Financial, Inc. - Class A                                                                   1,972,250
             1,800    Hartford Financial Services Group, Inc.                                                                152,712
           143,900    Loews Corp.                                                                                          5,332,934
            30,400    MetLife, Inc.                                                                                        1,580,800
                                                                                                                          12,411,375
Multimedia - 1.3%
             3,900    E.W. Scripps Co. - Class A                                                                             166,647
            34,700    McGraw-Hill Companies, Inc.                                                                          1,953,610
            16,500    Meredith Corp.                                                                                         779,295
            75,900    News Corporation, Inc. - Class A                                                                     1,460,316
            39,400    Time Warner, Inc.                                                                                      650,100
            25,800    Walt Disney Co.                                                                                        766,002
                                                                                                                           5,775,970
Networking Products - 0%
            14,200    Juniper Networks, Inc.*                                                                                190,990
Non-Hazardous Waste Disposal - 0.5%
            77,100    Allied Waste Industries, Inc.                                                                          783,336
            49,400    Waste Management, Inc.                                                                               1,698,372
                                                                                                                           2,481,708
Oil - Field Services - 1.5%
            27,700    Baker Hughes, Inc.                                                                                   2,214,615
            23,800    BJ Services Co.                                                                                        863,226
            15,900    Halliburton Co.                                                                                        530,424
            36,600    Schlumberger, Ltd. (U.S. Shares)#                                                                    2,446,710
            17,300    Weatherford International, Ltd*                                                                        810,332
                                                                                                                           6,865,307
Oil and Gas Drilling - 0.2%
            11,300    Transocean, Inc.*                                                                                      872,699
Oil Companies - Exploration and Production - 0.8%
             5,900    Anadarko Petroleum Corp.                                                                               269,866
             1,000    Chesapeake Energy Corp.#                                                                                32,900
             1,200    Devon Energy Corp.                                                                                      77,568
             4,400    EOG Resources, Inc.                                                                                    326,260
            44,356    Kerr-McGee Corp.                                                                                     3,113,791
                                                                                                                           3,820,385
Oil Companies - Integrated - 1.9%
             2,933    Chevron Corp.                                                                                          192,933
            34,610    ConocoPhillips                                                                                       2,375,630
            64,000    Exxon Mobil Corp.                                                                                    4,335,360
               400    Hess Corp.                                                                                              21,160
            16,211    Marathon Oil Corp.                                                                                   1,469,365
               700    Occidental Petroleum Corp.                                                                              75,425
                                                                                                                           8,469,873
Oil Refining and Marketing - 0.4%
             4,600    Sunoco, Inc.                                                                                           319,884
            20,100    Valero Energy Corp.                                                                                  1,355,343
                                                                                                                           1,675,227
Optical Supplies - 1.0%
            42,900    Allergan, Inc.                                                                                       4,626,765
Paper and Related Products - 0%
             1,200    Temple-Inland, Inc.                                                                                     51,048
Pharmacy Services - 1.9%
            28,200    Caremark Rx, Inc.                                                                                    1,488,960
            51,600    Express Scripts, Inc. - Class A*                                                                     3,974,748
            49,817    Medco Health Solutions, Inc.*                                                                        2,955,643
                                                                                                                           8,419,351
Pipelines - 0.4%
            16,400    Kinder Morgan, Inc.                                                                                  1,672,800
Printing - Commercial - 0.2%
            31,900    R.R. Donnelley & Sons Co.                                                                              931,161
Property and Casualty Insurance - 2.4%
            35,800    Chubb Corp.                                                                                          1,805,036
           243,100    Progressive Corp.                                                                                    5,880,589
             9,400    SAFECO Corp.                                                                                           504,968
            55,600    St. Paul Travelers Companies, Inc.                                                                   2,546,480
                                                                                                                          10,737,073
Publishing - Newspapers - 0.1%
             7,700    Dow Jones & Company, Inc.#                                                                             269,808
Quarrying - 0%
             1,800    Vulcan Materials Co.                                                                                   120,546
REIT - Apartments - 0.7%
            24,200    Archstone-Smith Trust, Inc.                                                                          1,269,774
            44,900    Equity Residential Properties Trust                                                                  2,088,299
                                                                                                                           3,358,073
REIT - Diversified - 0.1%
             2,200    Vornado Realty Trust                                                                                   230,010
REIT - Office Property - 0.2%
             6,500    Boston Properties, Inc.                                                                                638,300
             1,400    Equity Office Properties Trust                                                                          53,074
                                                                                                                             691,374
REIT - Regional Malls - 0%
               800    Simon Property Group, Inc.                                                                              68,424
REIT - Shopping Centers - 0%
             4,500    Kimco Realty Corp.                                                                                     176,580
REIT - Storage - 0%
             2,000    Public Storage, Inc.#                                                                                  160,580
REIT - Warehouse and Industrial - 0.1%
             6,700    ProLogis                                                                                               370,845
Retail - Apparel and Shoe - 0.1%
             7,400    Limited, Inc.                                                                                          186,184
             1,800    Nordstrom, Inc.                                                                                         61,740
                                                                                                                             247,924
Retail - Automobile - 0%
             7,500    Auto Nation, Inc.*,#                                                                                   147,750
Retail - Building Products - 0%
               700    Lowe's Companies, Inc.                                                                                  19,845
Retail - Consumer Electronics - 0.4%
               900    Best Buy Company, Inc.                                                                                  40,806
            65,400    Circuit City Stores, Inc.                                                                            1,602,300
                                                                                                                           1,643,106
Retail - Discount - 0.8%
            22,100    Big Lots, Inc.*                                                                                        357,136
            50,200    Costco Wholesale Corp.                                                                               2,648,552
            18,800    Dollar General Corp.                                                                                   252,296
             3,800    Family Dollar Stores, Inc.                                                                              86,336
             8,000    Target Corp.                                                                                           367,360
                                                                                                                           3,711,680
Retail - Drug Store - 0.1%
            12,800    Walgreen Co.                                                                                           598,784
Retail - Jewelry - 0%
             4,700    Tiffany & Co.                                                                                          148,473
Retail - Major Department Stores - 0.3%
            20,000    J.C. Penney Company, Inc.                                                                            1,259,200
Retail - Office Supplies - 1.1%
           107,700    Office Depot, Inc.*                                                                                  3,882,585
            19,600    OfficeMax, Inc.                                                                                        805,756
             3,500    Staples, Inc.                                                                                           75,670
                                                                                                                           4,764,011
Retail - Regional Department Stores - 0.2%
             8,100    Dillard's, Inc. - Class A                                                                              243,243
             8,380    Federated Department Stores, Inc.                                                                      294,222
             6,000    Kohl's Corp.*                                                                                          339,780
                                                                                                                             877,245
Retail - Restaurants - 1.7%
            29,100    Darden Restaurants, Inc.#                                                                              983,580
            43,400    McDonald's Corp.                                                                                     1,535,926
            94,800    Starbucks Corp.*                                                                                     3,247,848
            28,200    Wendy's International, Inc.#                                                                         1,696,512
            10,100    Yum! Brands, Inc.                                                                                      454,500
                                                                                                                           7,918,366
Savings/Loan/Thrifts - 0%
               800    Golden West Financial Corp.                                                                             58,928
Semiconductor Equipment - 0%
             9,100    Applied Materials, Inc.                                                                                143,234
Steel - Producers - 0.4%
            34,200    Nucor Corp.                                                                                          1,818,414
Steel - Specialty - 0.4%
            27,400    Allegheny Technologies, Inc.                                                                         1,750,586
Super-Regional Banks - 2.3%
            86,826    Bank of America Corp.                                                                                4,474,144
             3,400    Comerica, Inc.                                                                                         199,070
             4,700    KeyCorp                                                                                                173,430
            21,700    National City Corp.                                                                                    781,200
            35,200    PNC Bank Corp.                                                                                       2,493,568
             5,100    SunTrust Banks, Inc.                                                                                   402,237
            19,100    U.S. Bancorp                                                                                           611,200
             5,197    Wachovia Corp.                                                                                         278,715
            16,800    Wells Fargo & Co.                                                                                    1,215,312
                                                                                                                          10,628,876
Telecommunication Equipment - 0.3%
            38,000    Avaya, Inc.*                                                                                           351,880
           102,000    Tellabs, Inc.*                                                                                         958,800
                                                                                                                           1,310,680
Telecommunication Equipment - Fiber Optics - 0.2%
            36,300    Corning, Inc.*                                                                                         692,241
Telecommunication Services - 0%
               976    Embarq Corp.                                                                                            44,164
Telephone - Integrated - 2.0%
             6,200    ALLTEL Corp.                                                                                           342,054
           144,073    AT&T, Inc.                                                                                           4,320,750
            49,100    BellSouth Corp.                                                                                      1,923,247
            43,500    CenturyTel, Inc.#                                                                                    1,677,795
            38,600    Citizens Communications Co.                                                                            495,238
             8,224    Sprint Nextel Corp.                                                                                    162,835
             3,200    Verizon Communications, Inc.                                                                           108,224
             9,408    Windstream Corp.                                                                                       117,882
                                                                                                                           9,148,025
Television - 0.4%
            51,600    Univision Communications, Inc. - Class A*                                                            1,723,440
Therapeutics - 0.6%
            44,300    Gilead Sciences, Inc.*                                                                               2,723,564
Tobacco - 1.3%
            40,500    Altria Group, Inc.                                                                                   3,238,785
            19,600    Reynolds American, Inc.#                                                                             2,484,888
             4,800    UST, Inc.                                                                                              242,640
                                                                                                                           5,966,313
Tools - Hand Held - 0.1%
            11,100    Snap-On, Inc.                                                                                          466,311
             1,700    Stanley Works#                                                                                          77,129
                                                                                                                             543,440
Transportation - Railroad - 3.2%
            71,100    Burlington Northern Santa Fe Corp.                                                                   4,899,501
            29,600    CSX Corp.                                                                                            1,796,128
            71,400    Norfolk Southern Corp.                                                                               3,100,188
            48,200    Union Pacific Corp.                                                                                  4,097,000
                                                                                                                          13,892,817
Transportation - Services - 1.4%
            24,600    FedEx Corp.                                                                                          2,575,866
            24,000    Ryder System, Inc.#                                                                                  1,209,600
            37,600    United Parcel Service, Inc. - Class B                                                                2,591,016
                                                                                                                           6,376,482
Travel Services - 0.1%
            19,700    Sabre Group Holdings, Inc.                                                                             407,790
Web Portals/Internet Service Providers - 0.5%
             6,100    Google, Inc. - Class A*                                                                              2,358,260
Wireless Equipment - 0.2%
             1,300    Motorola, Inc.                                                                                          29,588
            22,300    QUALCOMM, Inc.                                                                                         786,298
                                                                                                                             815,886
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $396,110,314)                                                                                   425,241,684
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.7%
        10,095,986    Janus Institutional Cash Reserve Fund, 5.23%                                                        10,095,986
         6,830,014    Janus Money Market Fund, 5.26%                                                                       6,830,014
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $16,926,000)                                                                                    16,926,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.1%
         9,646,956    State Street Navigator Securities Lending Prime Portfolio+ (cost $ 9,646,956)                        9,646,956
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.3%
       $ 1,500,000    U.S. Treasury Bill, 4.815%, 3/26/06** (amortized cost $1,489,768)                                    1,489,768

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $424,173,038) - 100%                                                                      $453,304,408
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Bermuda                                     $      2,705,852                0.6%
Cayman Islands                                     1,877,534                0.4%
Netherlands                                        2,446,710                0.5%
United States++                                  446,274,312               98.5%
                                            ----------------              -----
Total                                       $    453,304,408              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (92.4% excluding Short-Term Securities and Other Securities)

Schedule of Futures Contracts
As of July 31, 2006

Financial Futures - Long

243 Contracts  S&P 500(R) E-mini
                          expires September 2006, principal
                          amount $15,282,794, value $15,573,870
                          cumulative appreciation                       $291,076


Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2006 are noted below.

Fund                                                             Aggregate Value
INTECH Risk-Managed Stock Fund                                        $1,489,768

Janus Institutional Cash Reserves Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 15.4%
$       19,000,000    Calyon, New York, 4.22%, 8/30/06                                                                $   18,999,678
        45,000,000    Harrier Finance Funding LLC, 5.705%, 7/13/07                                                        45,000,000
        15,000,000    Mizuho Corporate Bank, New York, 5.335%, 8/14/06                                                    15,000,000
        20,000,000    Mizuho Corporate Bank, New York, 5.44%, 9/19/06                                                     20,000,000
        10,000,000    Natexis Banques Populaires, New York, 4.73%, 11/22/06                                               10,000,000
        10,000,000    Natexis Banques Populaires, New York, 5.00%, 2/5/07                                                 10,000,000
        20,000,000    Natexis Banques Populaires, New York, 5.13%, 2/27/07                                                20,000,000
        20,000,000    Norinchunkin Bank, New York, 5.32%, 8/7/06                                                          20,000,000
        20,000,000    Norinchunkin Bank, New York, 5.34%, 8/11/06                                                         20,000,000
        20,000,000    Norinchunkin Bank, New York, 5.49%, 10/19/06                                                        20,000,000
        25,000,000    Royal Bank of Scotland, New York, 4.175%, 9/22/06                                                   25,000,173
        15,000,000    Shinkin Central Bank, 5.33%, 8/7/06                                                                 15,000,000
        30,000,000    Shinkin Central Bank, 5.23%, 9/1/06                                                                 30,000,000
        20,000,000    Skandinaviska Enskilda Bank, New York, 5.27%, 4/11/07                                               20,000,674
        15,000,000    Societe Generale, New York, 5.45%, 6/4/07                                                           15,000,000
        20,000,000    Sumitomo Mitsui, New York, 5.32%, 8/4/06                                                            20,000,000
        20,000,000    Sumitomo Mitsui, New York, 5.33%, 8/8/06                                                            20,000,000
        25,000,000    Sumitomo Mitsui, New York, 5.33%, 8/11/06                                                           25,000,000
        10,000,000    Sumitomo Mitsui, New York, 5.33%, 8/14/06                                                           10,000,000
        45,000,000    Swedbank, New York, 4.79%, 12/6/06                                                                  45,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $424,000,525)                                                                        424,000,525
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 21.9%
        20,000,000    Aquinas Funding LLC, 5.41%, 10/19/06 (Section 4(2))                                                 19,762,561
        20,000,000    Aquinas Funding LLC, 5.40%, 10/20/06 (Section 4(2))                                                 19,760,000
        10,000,000    Aquinas Funding LLC, 5.46%, 12/27/06 (Section 4(2))                                                  9,775,533
        20,000,000    Banco Santander Puerto Rico, 5.38%, 9/18/06                                                         19,856,533
         7,003,000    Bavaria TRR Corp., 5.38%, 8/21/06 (Section 4(2))                                                     6,982,069
        10,000,000    BTM Capital Corp., 5.31%, 8/18/06 (Section 4(2))                                                     9,974,925
        10,000,000    Check Point Charlie, Inc., 5.09%, 8/2/06 (Section 4(2))                                              9,998,586
        25,850,000    Davis Square Funding III Corp., 5.34%, 8/11/06 (Section 4(2))                                       25,811,656
        20,000,000    Davis Square Funding III Corp., 5.30%, 8/16/06 (Section 4(2))                                       19,955,833
        15,000,000    Davis Square Funding IV Corp., 5.31%, 8/9/06 (Section 4(2))                                         14,982,300
        20,000,000    Davis Square Funding IV Corp., 5.31%, 8/18/06 (Section 4(2))                                        19,949,850
        20,000,000    Davis Square Funding V Corp., 5.31%, 8/10/06 (Section 4(2))                                         19,973,450
        15,000,000    Davis Square Funding V Corp., 5.32%, 8/11/06 (Section 4(2))                                         14,977,833
        20,000,000    Davis Square Funding V Corp., 5.38%, 9/18/06 (Section 4(2))                                         19,856,533
        40,000,000    G Street Finance Corp., 5.36%, 8/11/06                                                              39,940,445
        20,000,000    G Street Finance Corp., 5.36%, 8/16/06                                                              19,955,333
        15,000,000    Gotham Funding Corp., 5.41%, 8/18/06 (Section 4(2))                                                 14,961,679
         8,000,000    Harrier Finance Funding LLC, 5.36%, 8/25/06 (144A)                                                   7,971,413
        19,600,000    Klio Funding Corp., 5.36%, 8/21/06 (144A)                                                           19,541,636
        30,000,000    Klio II Funding Corp., 5.36%, 8/23/06 (144A)                                                        29,901,733
        20,000,000    Klio II Funding Corp., 5.36%, 8/24/06 (144A)                                                        19,931,511
         6,060,000    Klio II Funding Corp., 5.31%, 9/8/06 (144A)                                                          6,026,034
        10,000,000    Klio III Funding Corp., 5.36%, 8/22/06 (144A)                                                        9,968,733
        12,848,000    La Fayette Asset Securitization LLC, 5.45%, 8/1/06 (Section 4(2))                                   12,848,000
        36,134,000    La Fayette Asset Securitization LLC, 5.28%, 8/15/06 (Section 4(2))                                  36,059,070
        15,750,000    La Fayette Asset Securitization LLC, 5.39%, 9/14/06 (Section 4(2))                                  15,646,243
        15,382,000    La Fayette Asset Securitization LLC, 5.38%, 9/15/06 (Section 4(2))                                  15,278,556
        20,000,000    Manhattan Asset Funding Company LLC, 5.31%, 8/8/06 (Section 4(2))                                   19,979,350
         7,500,000    Medical Building Funding IV LLC, 5.53%, 8/21/06                                                      7,476,958
        20,000,000    PB Finance (Delaware), Inc., 5.26%, 8/2/06                                                          19,997,078
        30,000,000    PB Finance (Delaware), Inc., 5.32%, 8/10/06                                                         29,960,100
        10,000,000    Rhineland Funding Capital Corp., 5.10%, 8/2/06 (Section 4(2)) **                                     9,998,583
        20,000,000    Thames Asset Global Securitization No. 1, Inc., 5.36%, 8/24/06 (Section 4(2))                       19,931,511
        16,000,000    Whistlejacket Capital, Ltd., 5.36%, 8/21/06 (144A)                                                  15,952,356
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $602,943,984)                                                                               602,943,984
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 18.6%
        25,000,000    Ares VII CLO, Ltd., Class A-1A, 5.21%, 5/8/15 (144A) **                                             25,000,000
        15,000,000    Banco Santander Totta SA, 5.36875%, 7/16/11 (144A) **                                               15,000,000
        84,000,000    Bank of America Securities LLC (same day put), 5.38%, 8/1/06                                        84,000,000
        35,000,000    EMC Mortgage Corp. (same day put), 5.4325%, 5/8/26                                                  35,000,000
        30,000,000    Harrier Finance Funding LLC, 5.32875%, 12/15/06 (144A)                                              29,995,539
        10,000,000    HSH Nordbank A.G., New York, 5.43%, 6/23/15 (144A)                                                  10,000,000
        45,000,000    Lehman Brothers, Inc. (90 day put), 5.4625%, 4/5/27 *                                               45,000,000
        10,000,000    Natexis Banques Populaires, New York, 5.34875%, 10/16/06 (144A)                                      9,999,529
        15,000,000    Oakhill Secured Funding II, Series A-A, 6.19%, 10/16/06 (144A) **                                   15,012,850
         5,265,255    Park Place Securities Trust, 2004-MM1 AM5, 5.415%, 2/25/35 (144A) **                                 5,265,255
        20,000,000    Putnam Structured Product Funding 2003-1 LLC, Class A-15, 5.38875%, 10/15/38 (144A)                 20,000,000
        15,000,000    Sumitomo Trust and Bank, 5.35563%, 11/13/06                                                         15,000,000
        15,000,000    Sumitomo Trust and Bank, 5.3687%, 11/20/06                                                          15,000,000
        35,000,000    Sumitomo Trust and Bank, 5.3891%, 12/21/06                                                          35,000,000
        15,000,000    Sumitomo Trust and Bank, 5.345%, 1/5/07                                                             15,000,000
        24,000,000    Unicredito Italiano Bank of Ireland, 5.355%, 3/9/11 (144A)                                          24,000,000
        30,000,000    Union Hamilton Special, 5.42438%, 12/21/06                                                          30,000,000
        40,000,000    Westdeutsche Landesbank A.G., New York, 5.385%, 3/10/15                                             40,000,000
        37,000,000    Whistlejacket Capital, Ltd., 5.33813%, 11/27/06 (144A)                                              36,995,265
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $510,733,438)                                                                            510,733,438
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 29.9%
        49,000,000    Bear Stearns & Company, Inc., 5.310%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $49,007,228
                         collateralized by $61,752,373
                         in U.S. Government Agencies
                         0% - 6.00%, 10/25/31 - 5/15/36
                         with a value of $49,980,053                                                                      49,000,000
        84,000,000    Citigroup Financial Products, Inc., 5.4625%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $84,012,746
                         collateralized by $97,831,693
                         in Credit Enhanced Mortgage Loans
                         0% - 0.178%, 5/19/33 - 7/19/36
                         with a value of $94,622,930                                                                      84,000,000
        84,000,000    Credit Suisse First Boston LLC, 5.4225%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $84,012,653
                         collateralized by $115,864,000
                         in Corporate Notes
                         0% - 9.25%, 8/1/13 - 11/22/35
                         with a value of $88,202,186                                                                      84,000,000
        84,000,000    Deutsche Bank Securities, Inc., 5.4225%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $84,012,653
                         collateralized by $90,906,143
                         in Collateralized Mortgage Obligations
                         5.756% - 7.28%, 2/5/11 - 2/25/36
                         with a value of $88,200,000                                                                      84,000,000
        18,000,000    Dresdner Kleinwort Wasserstein Securities LLC, 5.3625%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $18,002,681
                         collateralized by $18,590,000
                         in U.S. Government Agencies
                         3.375%, 2/15/08
                         with a value of $18,360,529 06                                                                   18,000,000
        84,000,000    Goldman Sachs & Co., 5.4125%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $84,012,629
                         collateralized by $85,435,285
                         in U.S. Government Agencies
                         5.774% - 5.1181%, 3/25/36 - 8/25/36
                         with a value of $85,680,000                                                                      84,000,000
        50,000,000    IXIS Financial Products, Inc., 5.4125%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $50,007,517
                         collateralized by $53,427,056
                         in Collateralized Mortgage Obligations
                         4.534% - 4.985%, 3/25/34 - 9/25/35
                         with a value of $51,007,668                                                                      50,000,000
        84,000,000    J.P. Morgan Securities, Inc., 5.4125%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $84,012,629
                         collateralized by $84,135,000
                         in Corporate Notes; 5.53% - 6.55%, 6/15/06 - 4/27/09
                         $10,423,000 in Medium Tern Notes; 8.375%, 8/15/07
                         with respective values of $ 77,586,852 and $ 10,614,631                                          84,000,000
        50,000,000    Merrill Lynch Corp., 5.3600%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $50,007,444
                         collateralized by $50,660,000
                         in Corporate Notes
                         4.22% - 6.65%, 8/7/06 - 3/30/24
                         with a value of $51,718,706                                                                      50,000,000
        84,000,000    Morgan Stanley & Company, Inc., 5.3625%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $84,012,513
                         collateralized by $298,090,299
                         in Collateralized Mortgage Obligations
                         0.49% - 7.532%, 5/20/31 - 5/10/45
                         with a value of $85,750,200                                                                      84,000,000
        84,000,000    Royal Bank of Canada, 5.3825%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $84,012,559
                         collateralized by $86,167,166
                         in Commercial Paper
                         Coupon rate unavailable, 8/25/06 - 9/19/06
                         with a value of $85,680,001                                                                      84,000,000
        15,100,000    UBS Financial Services, Inc., 5.3225%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $15,102,232
                         collateralized by $46,637,429
                         in U.S. Government Agencies
                         0%, 1/1/33 - 12/1/33
                         with a value of $15,402,072                                                                      15,100,000
        50,000,000    Wachovia Capital Markets LLC, 5.3800%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $50,007,472
                         collateralized by $57,713,503
                         in Collateralized Mortgage Obligations
                         4.615% - 6.429%, 6/15/11 - 10/15/41
                         with a value of $51,000,000                                                                      50,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $820,100,000)                                                                          820,100,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Notes - 4.7%
        10,000,000    K2 (USA) LLC, 4.645%, 10/30/06 (144A)                                                               10,000,000
        20,000,000    K2 (USA) LLC, 4.835%, 1/23/07 (144A)                                                                20,000,000
        19,000,000    K2 (USA) LLC, 5.43%, 5/29/07 (144A)                                                                 19,000,000
        15,000,000    Sedna Finance, Inc., 5.60%, 6/20/07 (144A) **                                                       15,000,000
        15,000,000    Stanfield Victoria LLC, 5.505%, 6/12/07 (144A) **                                                   15,000,000
        50,000,000    Wells Fargo Bank N.A., 5.3125%, 8/1/06                                                              50,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $129,000,000)                                                                     129,000,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 9.5%
         1,780,000    A.E. Realty LLC, Series 2003, 5.40%, 10/1/23                                                         1,780,000
         8,200,000    American Health Centers, Inc., Series 2001, 5.40%, 3/1/19                                            8,200,000
        16,045,000    Brooklyn Tabernacle, 5.45%, 4/1/24                                                                  16,045,000
         3,738,500    Campus Research Corp., 5.44%, 6/1/13                                                                 3,738,500
         2,200,000    Capel, Inc., 5.35%, 9/1/09                                                                           2,200,000
         4,350,000    Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC), Series A, 5.45%, 7/1/35      4,350,000
         6,000,000    Colorado Natural Gas, Inc., Series 2004, 5.45%, 7/1/32                                               6,000,000
         3,248,000    Cornerstone Funding Corp. I, Series 2003B, 5.46%, 2/26/23                                            3,248,000
         9,676,000    Cornerstone Funding Corp. I, Series 2004D, 5.56%, 1/1/25                                             9,676,000
        13,029,000    Cornerstone Funding Corp. I, Series 2003J, 5.46%, 1/1/29                                            13,029,000
         5,345,000    Courtesy Realty LLC, Series 2002, 5.48%, 12/1/17                                                     5,345,000
         7,935,000    Crozer-Keystone Health Systems, 5.46%, 12/15/21                                                      7,935,000
         9,100,000    Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project),
                      Series A, 5.40% 6/1/27                                                                               9,100,000
         8,000,000    Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project),
                      Series A, 5.45%, 5/1/39                                                                              8,000,000
         9,875,000    Edison Chouest Offshore LLC, 5.40%, 2/1/14                                                           9,875,000
         5,465,000    Fairfield Christian Church, 5.50%, 4/1/22                                                            5,465,000
         4,845,000    H.C. Equities L.P., 5.35%, 12/1/23                                                                   4,845,000
         3,950,000    J.D. Parks and Lissa Parks, Series 2002, 5.40%, 6/1/22                                               3,950,000
         7,500,000    Jasper, Morgan, Newton and Walton Counties, Georgia Joint Development Authority
                      Revenue, (Industrial Park Project), 5.37%, 12/1/20                                                   7,500,000
         4,300,000    Lowell Family LLC, 5.44%, 4/1/30                                                                     4,300,000
         8,245,000    Luxor Management Company, 5.40%, 4/1/18                                                              8,245,000
         6,910,000    McElroy Metal Mill, Inc., Series 2003, 5.40%, 7/1/18                                                 6,910,000
        10,040,000    Mississippi Business Finance Corp., 5.40%, 12/1/22                                                  10,040,000
         5,325,000    Montgomery, Alabama Downtown Redevelopment Authority
                      Capital Improvement Revenue, 5.38%, 11/1/18                                                          5,325,000
         4,400,000    Montgomery, Alabama Industrial Development Board of Revenue,
                      (Jenkins Brick Co.), Series A, 5.45%, 9/1/14                                                         4,400,000
         4,590,000    Ohio Health Care Facility Revenue Bonds, (United Church Homes, Inc. Project),
                      Series 2002, 5.46%, 9/1/27                                                                           4,590,000
         7,820,000    Orthopedic Institute of Ohio, 5.50%, 12/1/11                                                         7,820,000
         3,305,000    Public Building Authority of Irondale, AL, 5.38%, 10/2/35                                            3,305,000
        20,000,000    Pueblo Serra Worship Holdings, 5.46%, 3/1/37                                                        20,000,000
        13,300,000    Russell Lands, Inc., Series 2002, 5.40%, 8/1/12                                                     13,300,000
         5,290,000    Springfield, Tennessee, Health and Educational Facilities Revenue, Series A, 5.40%, 6/1/26           5,290,000
         5,700,000    Stone-Lee Partners LLC, 5.35%, 3/1/21                                                                5,700,000
         5,600,000    Tennessee Aluminum Processors, Inc., 5.40%, 5/1/14                                                   5,600,000
         4,985,000    Tim-Bar Corp., Series 1998, 5.45%, 8/1/07                                                            4,985,000
         3,948,000    TOG Properties LLC, 5.48%, 9/1/18                                                                    3,948,000
        13,000,000    Village Green Finance Co., 5.35%, 11/1/22                                                           13,000,000
         9,545,000    West Park Apartments and Cedar Pines Apartments, Series 2002, 5.40%, 9/1/22                          9,545,000

------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $261,119,500)                                                             261,119,500

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,747,897,447) - 100%                                                                  $2,747,897,447
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.


*           Security is illiquid.

**          Schedule of Restricted and Illiquid Securities

                                                                                                                       Value as a %
                                                     Acquisition                 Acquisition                           of Investment
                                                         Date                        Cost                Value          Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Reserves Fund
Ares VII CLO, Ltd., Class A-1A
 5.21%, 5/8/15 (144A)                                  4/23/03                  $  25,000,000        $  25,000,000              0.9%
Banco Santander Totta SA
 5.36875%, 7/16/11 (144A)                              6/15/06                     15,000,000           15,000,000              0.5%
Oakhill Secured Funding II, Series A-A
 6.19%, 10/16/06 (144A)                                11/1/05                     15,058,500           15,012,850              0.6%
Park Place Securities Trust, 2004-MM1 AM5
 5.415%, 2/25/35 (144A)                                5/24/06                      5,265,255            5,265,255              0.2%
Rhineland Funding Capital Corp.
 5.10%, 8/2/06 (Section 4(2))                           5/4/06                      9,872,500            9,998,583              0.4%
Sedna Finance, Inc.
 5.60%, 6/20/07 (144A)                                 6/15/06                     15,000,000           15,000,000              0.5%
Stanfield Victoria LLC
 5.505%, 6/12/07 (144A)                                 6/8/06                     15,000,000           15,000,000              0.5%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                $ 100,196,255        $ 100,276,688              3.6%
-----------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2006. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2006.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Mercury Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.0%
Advertising Sales - 0.5%
           395,710    Lamar Advertising Co.*                                                                          $   19,405,618
Aerospace and Defense - 1.8%
         1,734,500    BAE Systems PLC**                                                                                   11,575,106
           780,380    Boeing Co.                                                                                          60,417,019
                                                                                                                          71,992,125
Agricultural Chemicals - 0.6%
           260,540    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)**,#                                          24,621,030
Agricultural Operations - 0.4%
           312,290    Bunge, Ltd.                                                                                         17,044,788
Automotive - Cars and Light Trucks - 1.6%
           782,508    BMW A.G.**,#                                                                                        40,422,849
           132,220    Hyundai Motor Company, Ltd.**                                                                       10,118,595
           983,600    Nissan Motor Company, Ltd.**,#                                                                      10,604,297
                                                                                                                          61,145,741
Brewery - 0.4%
           325,093    Interbrew S.A.**                                                                                    17,067,756
Broadcast Services and Programming - 0.5%
           966,175    Liberty Global, Inc. - Class A*                                                                     21,110,924
Building - Residential and Commercial - 1.2%
            98,245    NVR, Inc.*,#                                                                                        48,631,275
Casino Hotels - 0.4%
           281,980    Harrah's Entertainment, Inc.                                                                        16,949,818
Cellular Telecommunications - 0.9%
         4,289,500    China Mobile, Ltd.#                                                                                 27,629,852
           142,600    Hikari Tsushin, Inc.**,#                                                                             5,771,416
                                                                                                                          33,401,268
Commercial Banks - 0.4%
           166,700    Commerce Bancorp, Inc.#                                                                              5,662,799
           223,590    SVB Financial Group*,#                                                                              10,021,304
                                                                                                                          15,684,103
Commercial Services - Finance - 0.8%
           927,960    Paychex, Inc.#                                                                                      31,717,673
Computer Services - 0.9%
         1,507,840    Ceridian Corp.*                                                                                     36,203,238
Computers - 1.1%
           627,240    Apple Computer, Inc.*,**                                                                            42,627,230
Computers - Memory Devices - 1.8%
         4,020,195    EMC Corp.*                                                                                          40,804,979
           678,910    SanDisk Corp.*                                                                                      31,677,941
                                                                                                                          72,482,920
Containers - Metal and Glass - 2.6%
         1,404,013    Ball Corp.                                                                                          53,773,697
         2,903,845    Owens-Illinois, Inc.*                                                                               43,935,175
                                                                                                                          97,708,872
Cosmetics and Toiletries - 0.7%
           523,425    Procter & Gamble Co.                                                                                29,416,485
Data Processing and Management - 0.6%
           859,265    NAVTEQ Corp.*,#                                                                                     24,214,088
Diagnostic Kits - 0.9%
           825,395    Dade Behring Holdings, Inc.                                                                         33,618,338
Distribution/Wholesale - 0.7%
         3,747,000    Esprit Holdings, Ltd.                                                                               28,499,614
Diversified Operations - 3.5%
         2,806,400    General Electric Co.                                                                                91,741,215
         1,640,615    Tyco International, Ltd. (U.S. Shares)                                                              42,803,645
                                                                                                                         134,544,860
Drug Delivery Systems - 0.9%
           845,780    Hospira, Inc.*                                                                                      36,952,128
E-Commerce/Products - 0.3%
           529,200    Submarino S.A.*                                                                                      9,961,269
E-Commerce/Services - 0.9%
           694,490    eBay, Inc.*                                                                                         16,716,374
           838,570    IAC/InterActiveCorp*,#                                                                              19,882,495
                                                                                                                          36,598,869
Electric - Generation - 0.7%
         1,397,495    AES Corp.*                                                                                          27,754,251
Electronic Components - Semiconductors - 3.8%
        10,407,541    ARM Holdings PLC**                                                                                  22,600,576
           952,430    Microsemi Corp.*,#                                                                                  24,096,479
            51,902    Samsung Electronics Company, Ltd.**                                                                 33,036,449
           979,515    SiRF Technology Holdings, Inc.*,#                                                                   18,708,737
         1,559,040    Texas Instruments, Inc.                                                                             46,428,210
                                                                                                                         144,870,451
Electronic Forms - 1.2%
         1,619,150    Adobe Systems, Inc.*                                                                                46,161,967
Energy - Alternate Sources - 0.5%
           780,575    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       20,240,310
Enterprise Software/Services - 1.2%
         3,241,647    Oracle Corp.*                                                                                       48,527,456
Entertainment Software - 2.1%
         3,269,715    Activision, Inc.*                                                                                   39,073,094
           872,979    Electronic Arts, Inc.*                                                                              41,126,041
                                                                                                                          80,199,135
Finance - Credit Card - 0.8%
           624,515    American Express Co.                                                                                32,512,251
Finance - Investment Bankers/Brokers - 2.9%
           886,220    JP Morgan Chase & Co.                                                                               40,429,356
           401,715    Merrill Lynch & Company, Inc.                                                                       29,252,886
         1,176,350    optionsXpress Holdings, Inc.                                                                        30,796,843
           206,690    UBS A.G. (U.S. Shares)**                                                                            11,243,936
                                                                                                                         111,723,021
Finance - Mortgage Loan Banker - 0.7%
           583,750    Fannie Mae                                                                                          27,967,463
Food - Confectionary - 0.8%
           681,645    Wm. Wrigley Jr. Co.#                                                                                31,260,240
Food - Dairy Products - 1.2%
         1,222,220    Dean Foods Co.*                                                                                     45,869,917
Food - Retail - 1.6%
           297,685    Metro A.G.**,#                                                                                      16,978,738
           794,350    Whole Foods Market, Inc.                                                                            45,683,068
                                                                                                                          62,661,806
Food - Wholesale/Distribution - 1.1%
         1,548,200    Sysco Corp.                                                                                         42,730,320
Independent Power Producer - 0.7%
           549,425    NRG Energy, Inc.*,#                                                                                 27,059,181
Insurance Brokers - 0.4%
           632,305    Marsh & McLennan Companies, Inc.                                                                    17,091,204
Internet Infrastructure Software - 0.7%
           662,625    Akamai Technologies, Inc.*                                                                          26,259,829
Internet Security - 0.5%
         1,195,150    Check Point Software Technologies, Ltd. (U.S. Shares)*                                              20,078,520
Investment Management and Advisory Services - 0.7%
           621,680    National Financial Partners Corp.                                                                   28,000,467
Medical - Biomedical and Genetic - 1.8%
           532,310    Amgen, Inc.*                                                                                        37,123,299
           661,556    Celgene Corp.*                                                                                      31,681,917
                                                                                                                          68,805,216
Medical - Drugs - 2.9%
           779,793    Cubist Pharmaceuticals, Inc.*                                                                       17,872,856
           897,955    Merck & Company, Inc.                                                                               36,160,647
           311,344    Roche Holding A.G.**                                                                                55,409,642
                                                                                                                         109,443,145
Medical - Generic Drugs - 0.9%
         1,122,789    Teva Pharmaceutical Industries, Ltd. (ADR)#                                                         37,141,860
Medical - HMO - 1.4%
         1,076,712    Coventry Health Care, Inc.*                                                                         56,742,722
Medical - Nursing Homes - 0.9%
           732,460    Manor Care, Inc.                                                                                    36,659,623
Medical Instruments - 1.7%
           369,250    Intuitive Surgical, Inc.*                                                                           35,152,600
           893,950    St. Jude Medical, Inc.*                                                                             32,986,755
                                                                                                                          68,139,355
Medical Products - 0.9%
           819,330    Varian Medical Systems, Inc.*,#                                                                     37,132,036
Metal Processors and Fabricators - 1.2%
           808,340    Precision Castparts Corp.                                                                           48,217,481
Oil Companies - Exploration and Production - 2.0%
           378,795    Apache Corp.                                                                                        26,693,684
           368,138    EnCana Corp.**                                                                                      19,856,096
            78,080    EnCana Corp. (U.S. Shares)**                                                                         4,221,005
           361,130    EOG Resources, Inc.                                                                                 26,777,789
                                                                                                                          77,548,574
Oil Companies - Integrated - 0.7%
           550,995    Hess Corp.#                                                                                         29,147,636
Oil Refining and Marketing - 1.4%
         1,205,549    Reliance Industries, Ltd.                                                                           25,343,457
           430,050    Valero Energy Corp.                                                                                 28,998,272
                                                                                                                          54,341,729
Pharmacy Services - 0.9%
           694,855    Caremark Rx, Inc.                                                                                   36,688,344
Real Estate Operating/Development - 0.6%
         8,536,000    CapitaLand, Ltd.                                                                                    22,166,514
Reinsurance - 0.9%
            11,905    Berkshire Hathaway, Inc. - Class B*                                                                 36,274,535
Respiratory Products - 0.9%
         1,043,865    Respironics, Inc.*                                                                                  37,140,717
Retail - Apparel and Shoe - 3.6%
           617,635    Abercrombie & Fitch Co. - Class A                                                                   32,709,950
         1,478,376    Bebe Stores, Inc.                                                                                   22,885,260
           751,466    Industria de Diseno Textil S.A.**,#                                                                 32,646,976
         1,414,450    Nordstrom, Inc.#                                                                                    48,515,634
                                                                                                                         136,757,820
Retail - Computer Equipment - 0.8%
           764,070    GameStop Corp. - Class A*,#                                                                         31,792,953
Retail - Discount - 1.2%
         1,035,395    Wal-Mart Stores, Inc.                                                                               46,075,078
Retail - Office Supplies - 0.1%
           189,503    Staples, Inc.                                                                                        4,097,055
Retail - Regional Department Stores - 0.9%
           974,520    Federated Department Stores, Inc.                                                                   34,215,397
Schools - 0.7%
           582,545    Apollo Group, Inc. - Class A*                                                                       27,566,029
Semiconductor Components/Integrated Circuits - 1.3%
         3,418,335    Cypress Semiconductor Corp.*,#                                                                      51,924,509
Semiconductor Equipment - 0.8%
         1,557,900    ASM Lithography Holding N.V. (U.S. Shares)*,**,#                                                    31,002,210
Soap and Cleaning Preparations - 0.4%
           419,504    Reckitt Benckiser PLC**                                                                             16,832,507
Steel - Producers - 1.1%
         3,934,530    Tata Steel, Ltd.                                                                                    41,931,138
Sugar - 0.2%
         1,231,307    Bajaj Hindusthan, Ltd.                                                                               8,782,583
Telecommunication Equipment - Fiber Optics - 1.0%
         2,102,610    Corning, Inc.*                                                                                      40,096,773
Telecommunication Services - 1.1%
           922,665    Amdocs, Ltd. (U.S. Shares)*,**                                                                      33,474,286
           654,543    Time Warner Telecom, Inc. - Class A*,#                                                              10,963,595
                                                                                                                          44,437,881
Television - 0.7%
         2,599,438    British Sky Broadcasting Group PLC**                                                                27,216,577
Therapeutics - 0.9%
           618,468    United Therapeutics Corp.*                                                                          36,681,337
Tobacco - 1.2%
           579,815    Altria Group, Inc.                                                                                  46,367,806
Toys - 0.5%
         1,121,082    Marvel Entertainment, Inc.*,#                                                                       19,820,730
Transportation - Railroad - 0.7%
           276,200    All America Latina Logistica (GDR)                                                                  18,764,588
           264,370    Canadian National Railway Co. (U.S. Shares)**                                                       10,677,904
                                                                                                                          29,442,492
Transportation - Services - 2.0%
         1,141,050    United Parcel Service, Inc. - Class B                                                               78,629,756
Transportation - Truck - 0.7%
           671,560    Landstar System, Inc.                                                                               28,668,896
Web Hosting/Design - 0.7%
           517,982    Equinix, Inc.*                                                                                      27,131,897
Web Portals/Internet Service Providers - 1.3%
            59,910    Google, Inc. - Class A*                                                                             23,161,206
         1,053,525    Yahoo!, Inc.*,#                                                                                     28,592,669
                                                                                                                          51,753,875
Wireless Equipment - 1.0%
         1,077,580    QUALCOMM, Inc.                                                                                      37,995,471
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,385,089,771)                                                                               3,457,378,076
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 1.4%
Finance - Investment Bankers/Brokers - 1.4%
           253,888    Merrill Lynch & Company, Inc., convertible, (Gilead Sciences, Inc.), 0% (144A)***                   15,337,374
           253,887    Merrill Lynch & Company, Inc., convertible, (Gilead Sciences, Inc.), 0% (144A)***                   15,337,314
           246,358    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A)***                                      11,741,422
           246,358    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A)***                                      11,770,985
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $53,820,076)                                                                   54,187,095
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.2%
        70,105,760    Janus Institutional Cash Reserves Fund, 5.23%                                                       70,105,760
        55,962,240    Janus Money Market Fund, 5.26%                                                                      55,962,240
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $126,068,000)                                                                                  126,068,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.4%
         1,040,792    Foreign Bonds+                                                                                       1,040,792
       290,517,075    State Street Navigator Securities Lending Prime Portfolio+                                         290,517,075
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $291,557,867)                                                                               291,557,867
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,856,535,714) - 100%                                                                  $3,929,191,038
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Belgium                                     $     17,067,756                0.4%
Bermuda                                           88,348,047                2.3
Brazil                                            28,725,857                0.7
Canada                                            59,376,035                1.5
Cayman Islands                                    20,240,310                0.5
Germany                                           57,401,587                1.5
Hong Kong                                         27,629,852                0.7
India                                             76,057,178                1.9
Israel                                            57,220,380                1.5
Japan                                             16,375,713                0.4
Netherlands                                       31,002,210                0.8
Singapore                                         22,166,514                0.6
South Korea                                       43,155,044                1.1
Spain                                             32,646,976                0.8
Switzerland                                       66,653,578                1.7
United Kingdom                                   111,699,052                2.8
United States++                                3,173,424,949               80.8
                                            ----------------              -----
Total                                       $  3,929,191,038              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (70.2% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at July 31, 2006


Currency Sold                       Currency   Currency Value         Unrealized
and Settlement Date               Units Sold        in $ U.S.        Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 10/19/06            13,000,000   $   24,322,405    $   (1,050,975)
British Pound 1/11/07              7,000,000       13,116,900          (251,600)
Canadian Dollar 1/11/07            7,050,000        6,264,832            85,376
Euro 8/24/06                      41,080,000       52,561,578        (2,185,686)
Euro 10/19/06                      4,500,000        5,777,160          (125,588)
Japanese Yen 8/24/06             950,000,000        8,318,929            80,495
South Korean Won 10/19/06     17,750,000,000       18,643,000           194,888
Swiss Franc 1/11/07               43,800,000       36,237,013          (261,654)
--------------------------------------------------------------------------------
Total                                           $  165,241,817   $   (3,514,744)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                        Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
                                     Apple Computer, Inc.*
                                      expires October 2006
                                      4,230 contracts
                                      exercise price $85.00           $(380,700)
--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.


*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

***         Schedule of Restricted and Illiquid Securities

                                                                                                    Value as a %
                                                       Acquisition     Acquisition                 of Investment
                                                           Date            Cost           Value      Securities
----------------------------------------------------------------------------------------------------------------
Janus Mercury Fund
Merrill Lynch & Company, Inc.
 convertible, (Gilead Sciences, Inc.), 0% (144A)         7/18/06       $ 15,296,752   $ 15,337,374           0.4%
Merrill Lynch & Company, Inc.
 convertible, (Gilead Sciences, Inc.), 0% (144A)         7/18/06         15,296,692     15,337,314           0.4%
Morgan Stanley Co.
 convertible, (Celgene Corp.), 0% (144A)                 7/24/06         11,613,316     11,741,422           0.3%
Morgan Stanley Co.
 convertible, (Celgene Corp.), 0% (144A)                 7/24/06         11,613,316     11,770,985           0.3%
----------------------------------------------------------------------------------------------------------------
                                                                       $ 53,820,076   $ 54,187,095           1.4%
----------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2006. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2006 are noted below.

Fund                                                             Aggregate Value
Janus Mercury Fund                                                 $ 128,343,223

Janus Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 81.8%
Agricultural Chemicals - 1.3%
         1,400,000    Agrium, Inc. (U.S. Shares)                                                                        $ 33,936,000
         3,000,000    Mosaic Co.*                                                                                         47,070,000
                                                                                                                          81,006,000
Apparel Manufacturers - 0.8%
           650,000    Jones Apparel Group, Inc.#                                                                          19,240,000
           800,000    Liz Claiborne, Inc.#                                                                                28,280,000
                                                                                                                          47,520,000
Automotive - Truck Parts and Equipment - Original - 0.6%
           550,000    Magna International, Inc. - Class A (U.S. Shares)#                                                  40,419,500
Brewery - 0.5%
           450,000    Molson Coors Brewing Co. - Class B#                                                                 32,152,500
Broadcast Services and Programming - 0.2%
           175,000    Liberty Media Holding Corp. - Class A*                                                              14,281,750
Building - Residential and Commercial - 0.3%
           900,000    D.R. Horton, Inc.                                                                                   19,287,000
Chemicals - Diversified - 0.5%
         2,000,000    Huntsman Corp.*,#                                                                                   31,900,000
Chemicals - Specialty - 1.8%
         6,000,000    Chemtura Corp.#                                                                                     51,660,000
         1,500,000    Lubrizol Corp.#                                                                                     64,155,000
                                                                                                                         115,815,000
Coal - 0.7%
         1,150,000    Arch Coal, Inc.#                                                                                    43,631,000
Commercial Banks - 2.8%
           189,500    Compass Bancshares, Inc.#                                                                           11,169,130
         1,067,500    Mercantile Bankshares Corp.                                                                         37,960,300
         2,650,000    Synovus Financial Corp.#                                                                            74,889,000
         2,000,000    Valley National Bancorp#                                                                            51,940,000
                                                                                                                         175,958,430
Commercial Services - 0.2%
         1,200,000    ServiceMaster Co.#                                                                                  12,348,000
Commercial Services - Finance - 0.3%
           700,000    H&R Block, Inc.#                                                                                    15,925,000
Computers - Integrated Systems - 0.9%
         1,400,000    Diebold, Inc.#                                                                                      56,560,000
Containers - Metal and Glass - 1.0%
         1,649,990    Ball Corp.                                                                                          63,194,617
Cosmetics and Toiletries - 1.1%
           300,000    Alberto-Culver Co.                                                                                  14,622,000
           500,000    Avon Products, Inc.                                                                                 14,495,000
         1,100,000    International Flavors & Fragrances, Inc.*,#                                                         40,700,000
                                                                                                                          69,817,000
Data Processing and Management - 0.8%
         1,200,000    Fiserv, Inc.*                                                                                       52,392,000
Diagnostic Equipment - 0.4%
         1,050,000    Cytyc Corp.*                                                                                        25,830,000
Disposable Medical Products - 0.2%
           150,000    C.R. Bard, Inc.#                                                                                    10,645,500
Distribution/Wholesale - 1.7%
           650,000    Genuine Parts Co.                                                                                   27,066,000
         1,150,000    Tech Data Corp.*                                                                                    42,757,000
           550,000    W.W. Grainger, Inc.#                                                                                34,149,500
                                                                                                                         103,972,500
Diversified Operations - 1.1%
           250,000    Dover Corp.#                                                                                        11,785,000
           600,000    Illinois Tool Works, Inc.                                                                           27,438,000
         1,100,000    Tyco International, Ltd. (U.S. Shares)                                                              28,699,000
                                                                                                                          67,922,000
Diversified Operations - Commercial Services - 0.6%
         2,700,000    Cendant Corp.                                                                                       40,527,000
E-Commerce/Services - 0.2%
           875,000    Liberty Media Holding Corp.*                                                                        14,411,250
Electric - Integrated - 2.1%
         3,000,000    DPL, Inc.#                                                                                          83,280,000
         1,400,000    PPL Corp.                                                                                           47,628,000
                                                                                                                         130,908,000
Electronic Components - Miscellaneous - 0.3%
         1,600,000    Flextronics International, Ltd. (U.S. Shares)*                                                      18,144,000
Electronic Components - Semiconductors - 0.9%
         1,500,000    QLogic Corp.*                                                                                       26,235,000
         1,400,000    Xilinx, Inc.                                                                                        28,406,000
                                                                                                                          54,641,000
Engineering - Research and Development Services - 0.5%
           850,000    URS Corp.*                                                                                          33,660,000
Engines - Internal Combustion - 0.2%
           394,400    Briggs & Stratton Corp.                                                                             10,096,640
Enterprise Software/Services - 0.4%
           723,900    Hyperion Solutions Corp.*                                                                           22,556,724
Fiduciary Banks - 1.4%
         1,250,000    Bank of New York Company, Inc.                                                                      42,012,500
         1,250,000    Mellon Financial Corp.                                                                              43,750,000
                                                                                                                          85,762,500
Finance - Commercial - 0.3%
           400,000    CIT Group, Inc.                                                                                     18,364,000
Food - Confectionary - 0.6%
           900,000    J.M. Smucker Co.                                                                                    40,167,000
Food - Diversified - 0.3%
           450,000    H.J. Heinz Co.                                                                                      18,886,500
Food - Wholesale/Distribution - 0.3%
           650,000    Supervalu, Inc.                                                                                     17,621,500
Forestry - 0.5%
           900,000    Plum Creek Timber Company, Inc.                                                                     30,654,000
Gas - Distribution - 0.3%
           600,000    Southern Union Co.                                                                                  16,284,000
Hotels and Motels - 0.8%
         2,150,000    Hilton Hotels Corp.                                                                                 51,449,500
Industrial Gases - 0.7%
           700,000    Air Products and Chemicals, Inc.                                                                    44,751,000
Instruments - Scientific - 0.9%
           800,000    Fisher Scientific International, Inc.*                                                              59,288,000
Internet Infrastructure Equipment - 0.6%
         1,500,000    Avocent Corp.*,#                                                                                    38,370,000
Internet Security - 0.8%
         2,900,000    Check Point Software Technologies, Ltd. (U.S. Shares)*,#                                            48,720,000
Investment Management and Advisory Services - 4.5%
         2,200,000    AllianceBernstein Holding L.P.*,#                                                                  143,000,000
           400,000    Federated Investors, Inc. - Class B                                                                 12,404,000
           300,000    Franklin Resources, Inc.                                                                            27,435,000
           650,000    Legg Mason, Inc.                                                                                    54,255,500
         2,300,000    Waddell & Reed Financial, Inc. - Class A#                                                           50,071,000
                                                                                                                         287,165,500
Machinery - Farm - 0.5%
           400,000    Deere & Co.                                                                                         29,028,000
Medical - Biomedical and Genetic - 1.1%
           800,000    Charles River Laboratories International, Inc.*,#                                                   28,400,000
           700,000    Invitrogen Corp.*,#                                                                                 43,253,000
                                                                                                                          71,653,000
Medical - Drugs - 1.1%
           700,000    Endo Pharmaceuticals Holdings, Inc.*                                                                21,749,000
           450,000    Kos Pharmaceuticals, Inc.*,#                                                                        18,603,000
           600,000    Wyeth                                                                                               29,082,000
                                                                                                                          69,434,000
Medical - Generic Drugs - 0.6%
         2,350,000    Perrigo Co.                                                                                         37,224,000
Medical - Hospitals - 0.9%
         2,800,000    Health Management Associates, Inc. - Class A#                                                       56,924,000
Medical - Nursing Homes - 0.2%
           300,000    Manor Care, Inc.                                                                                    15,015,000
Medical Instruments - 1.0%
           750,000    Beckman Coulter, Inc.#                                                                              42,937,500
           500,000    St. Jude Medical, Inc.*                                                                             18,450,000
                                                                                                                          61,387,500
Medical Labs and Testing Services - 0.5%
           500,000    Laboratory Corporation of America Holdings*,#                                                       32,210,000
Medical Products - 1.0%
         1,050,000    Biomet, Inc.                                                                                        34,587,000
           650,000    Cooper Companies, Inc.#                                                                             28,730,000
                                                                                                                          63,317,000
Metal - Aluminum - 0.5%
         1,000,000    Alcoa, Inc.                                                                                         29,950,000
Multi-Line Insurance - 1.6%
         4,750,000    Old Republic International Corp.                                                                   101,032,500
Multimedia - 0.6%
           650,000    McGraw-Hill Companies, Inc.                                                                         36,595,000
Networking Products - 0.8%
         2,700,000    Foundry Networks, Inc.*                                                                             27,972,000
         1,600,000    Juniper Networks, Inc.*                                                                             21,520,000
                                                                                                                          49,492,000
Non-Hazardous Waste Disposal - 1.5%
           650,000    Republic Services, Inc.                                                                             26,104,000
         1,900,000    Waste Management, Inc.                                                                              65,322,000
                                                                                                                          91,426,000
Office Automation and Equipment - 1.9%
         1,700,000    Pitney Bowes, Inc.#                                                                                 70,244,000
         3,300,000    Xerox Corp.*                                                                                        46,497,000
                                                                                                                         116,741,000
Oil - Field Services - 0.8%
           661,100    BJ Services Co.                                                                                     23,978,097
           700,000    Halliburton Co.                                                                                     23,352,000
                                                                                                                          47,330,097
Oil and Gas Drilling - 0.4%
           545,000    Patterson-UTI Energy, Inc.                                                                          15,434,400
           359,200    Precision Drilling Trust (U.S. Shares)                                                              12,467,832
                                                                                                                          27,902,232
Oil Companies - Exploration and Production - 7.2%
           900,000    Anadarko Petroleum Corp.#                                                                           41,166,000
           600,000    Bill Barrett Corp.*,#                                                                               18,552,000
         1,000,000    Cimarex Energy Co.#                                                                                 40,830,000
         1,200,000    Encore Acquisition Co.*,#                                                                           36,552,000
         2,150,000    Forest Oil Corp.*                                                                                   72,046,500
           800,000    Murphy Oil Corp.#                                                                                   41,168,000
         1,700,000    Newfield Exploration Co.*                                                                           78,846,000
         1,400,000    Noble Energy, Inc.                                                                                  70,854,000
         1,217,900    Southwestern Energy Co.*,#                                                                          41,895,760
           350,000    St. Mary Land & Exploration Co.#                                                                    15,050,000
                                                                                                                         456,960,260
Oil Companies - Integrated - 0.6%
           450,000    Marathon Oil Corp.                                                                                  40,788,000
Oil Refining and Marketing - 0.4%
           350,000    Sunoco, Inc.                                                                                        24,339,000
Paper and Related Products - 2.3%
         1,087,480    Potlatch Corp.#                                                                                     37,637,683
         1,150,000    Rayonier, Inc.#                                                                                     45,781,500
         1,400,000    Smurfit-Stone Container Corp.*,#                                                                    14,168,000
         1,050,000    Temple-Inland, Inc.                                                                                 44,667,000
                                                                                                                         142,254,183
Pharmacy Services - 0.9%
         1,200,000    Omnicare, Inc.#                                                                                     54,312,000
Property and Casualty Insurance - 0.6%
           700,000    Mercury General Corp.#                                                                              38,626,000
Publishing - Periodicals - 0.2%
           700,000    Reader's Digest Association, Inc.#                                                                   9,562,000
Radio - 0.4%
         1,600,000    Cox Radio, Inc. - Class A*,#,##                                                                     23,440,000
Real Estate Operating/Development - 0.3%
           400,000    St. Joe Co.                                                                                         17,960,000
Reinsurance - 2.2%
            32,000    Berkshire Hathaway, Inc. - Class B*,#                                                               97,504,000
         1,500,000    IPC Holdings, Ltd.#                                                                                 43,125,000
                                                                                                                         140,629,000
REIT - Apartments - 0.3%
           400,000    Archstone-Smith Trust, Inc.                                                                         20,988,000
REIT - Diversified - 0.5%
         1,500,000    Crescent Real Estate Equities, Inc.#                                                                29,280,000
REIT - Health Care - 0.2%
           550,000    Health Care Property Investors, Inc.#                                                               15,081,000
REIT - Office Property - 0.5%
           250,000    Alexandria Real Estate Equities, Inc.#                                                              23,605,000
           287,625    BioMed Realty Trust, Inc.#                                                                           8,574,101
                                                                                                                          32,179,101
REIT - Regional Malls - 0.3%
           300,000    Macerich Co.#                                                                                       21,825,000
REIT - Shopping Centers - 0.3%
           500,000    Weingarten Realty Investors#                                                                        19,980,000
REIT - Warehouse and Industrial - 1.1%
         1,250,000    ProLogis#                                                                                           69,187,500
Resorts and Theme Parks - 0.4%
           835,500    Intrawest Corp. (U.S. Shares)#                                                                      23,302,095
Retail - Apparel and Shoe - 1.1%
         1,750,000    Foot Locker, Inc.#                                                                                  47,547,500
         1,100,000    Gap, Inc.                                                                                           19,085,000
                                                                                                                          66,632,500
Retail - Auto Parts - 0.9%
           900,000    Advance Auto Parts, Inc.#                                                                           27,243,000
           300,000    AutoZone, Inc.*,#                                                                                   26,361,000
                                                                                                                          53,604,000
Retail - Drug Store - 0.9%
         1,750,000    CVS Corp.                                                                                           57,260,000
Retail - Restaurants - 0.3%
           900,000    Applebee's International, Inc.#                                                                     15,984,000
Rubber - Tires - 0.4%
         2,723,400    Cooper Tire & Rubber Co. ##                                                                         27,206,766
Savings/Loan/Thrifts - 0.5%
         1,150,000    Astoria Financial Corp.                                                                             34,212,500
Super-Regional Banks - 2.7%
           700,000    PNC Bank Corp.                                                                                      49,588,000
         1,050,000    SunTrust Banks, Inc.                                                                                82,813,500
         1,410,700    U.S. Bancorp                                                                                        45,142,400
                                                                                                                         177,543,900
Telecommunication Equipment - 0.5%
         1,400,000    Andrew Corp.*                                                                                       11,830,000
         1,900,000    Avaya, Inc.*,#                                                                                      17,594,000
                                                                                                                          29,424,000
Telephone - Integrated - 1.3%
           800,000    ALLTEL Corp.                                                                                        44,136,000
           650,000    CenturyTel, Inc.#                                                                                   25,070,500
         1,033,926    Windstream Corp.                                                                                    12,955,093
                                                                                                                          82,161,593
Television - 0.5%
           950,000    Univision Communications, Inc. - Class A*,#                                                         31,730,000
Transportation - Railroad - 2.5%
           400,000    CSX Corp.                                                                                           24,272,000
         2,400,000    Kansas City Southern*,#                                                                             59,088,000
         1,150,000    Norfolk Southern Corp.                                                                              49,933,000
           250,000    Union Pacific Corp.                                                                                 21,250,000
                                                                                                                         154,543,000
Transportation - Services - 1.2%
         2,800,000    Laidlaw International, Inc.                                                                         74,200,000
Transportation - Truck - 0.9%
         2,700,000    J.B. Hunt Transport Services, Inc.#                                                                 55,539,000
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $4,721,957,496)                                                                               5,140,401,638
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 11.5%
       110,435,914    Janus Government Money Market Fund, 5.21%                                                          110,435,914
       372,266,943    Janus Institutional Cash Reserves Fund, 5.23%                                                      372,266,943
       238,542,143    Janus Money Market Fund, 5.26%                                                                     238,542,143
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $721,245,000)                                                                                  721,245,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.7%
       422,939,771    State Street Navigator Securities Lending Prime Portfolio+ (cost $422,939,771)                     422,939,771

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,866,142,267) - 100%                                                                  $6,284,586,409
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Bermuda                                     $     71,824,000                1.1%
Canada                                           110,125,427                1.8
Israel                                            48,720,000                0.8
Singapore                                         18,144,000                0.3
United States++                                6,035,772,982               96.0
                                            ----------------              -----
Total                                       $  6,284,586,409              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (77.8% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*           Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.


## The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2006.

--------------------------------------------------------------------------------------------------------------------
                                   Purchases                  Sales             Realized      Dividend     Value
                              Shares       Cost        Shares       Cost       Gain/(Loss)     Income    at 7/31/06
--------------------------------------------------------------------------------------------------------------------
Janus Mid Cap Value Fund
Cooper Tire & Rubber Co.     950,000   $ 13,981,863    876,600   $14,690,811   $(2,348,423)   $910,707   $27,206,766
Cox Radio, Inc. - Class A    400,000      5,947,732    700,000    11,535,190    (1,211,185)         --    23,440,000
--------------------------------------------------------------------------------------------------------------------
                                        $19,929,595              $26,226,001   $(3,559,608)   $910,707   $50,646,766
--------------------------------------------------------------------------------------------------------------------

Janus Money Market Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 12.0%
$       50,000,000    ABN Amro Bank N.V., Chicago, 4.945%, 2/2/07                                                     $   50,000,000
        18,000,000    Calyon, New York, 4.22%, 8/30/06                                                                    17,999,695
        50,000,000    Harrier Finance Funding LLC, 5.705%, 7/13/07                                                        50,000,000
        35,000,000    Mizuho Corporate Bank, New York, 5.335%, 8/14/06                                                    35,000,000
        50,000,000    Mizuho Corporate Bank, New York, 5.44%, 9/19/06                                                     50,000,000
        50,000,000    Natexis Banques Populaires, New York, 5.00%, 2/5/07                                                 50,000,000
        50,000,000    Norinchunkin Bank, New York, 5.32%, 8/7/06                                                          50,000,000
        50,000,000    Norinchunkin Bank, New York, 5.34%, 8/11/06                                                         50,000,000
        50,000,000    Norinchunkin Bank, New York, 5.49%, 10/19/06                                                        50,000,000
        25,000,000    Royal Bank of Scotland, New York, 4.175%, 9/22/06                                                   25,000,173
        30,000,000    Shinkin Central Bank, 5.33%, 8/7/06                                                                 30,000,000
        30,000,000    Shinkin Central Bank, 5.23%, 9/5/06                                                                 30,000,000
        50,000,000    Skandinaviska Enskilda Bank, New York, 5.27%, 4/11/07                                               50,001,684
        35,000,000    Societe Generale, New York, 5.45%, 6/4/07                                                           35,000,000
        50,000,000    Sumitomo Mitsui, New York, 5.32%, 8/4/06                                                            50,000,000
        50,000,000    Sumitomo Mitsui, New York, 5.33%, 8/8/06                                                            50,000,000
        50,000,000    Sumitomo Mitsui, New York, 5.33%, 8/11/06                                                           50,000,000
        40,000,000    Sumitomo Mitsui, New York, 5.33%, 8/14/06                                                           40,000,000
       100,000,000    Sumitomo Trust and Bank, 5.40%, 8/21/06                                                            100,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $863,001,552)                                                                        863,001,552
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 19.9%
        30,000,000    Aquinas Funding LLC, 5.46%, 12/27/06 (Section 4(2))                                                 29,326,600
        21,734,000    Banco Santander Puerto Rico, 5.38%, 8/25/06                                                         21,656,047
        25,000,000    Banco Santander Puerto Rico, 5.38%, 9/18/06                                                         24,820,667
        40,000,000    BTM Capital Corp., 5.235%, 8/11/06 (Section 4(2))                                                   39,941,833
        39,350,000    BTM Capital Corp., 5.31%, 8/18/06 (Section 4(2))                                                    39,251,330
        45,000,000    Davis Square Funding III Corp., 5.34%, 8/11/06 (Section 4(2))                                       44,933,625
        30,000,000    Davis Square Funding IV Corp., 5.32%, 8/4/06 (Section 4(2))                                         29,986,700
        35,000,000    Davis Square Funding IV Corp., 5.31%, 8/9/06 (Section 4(2))                                         34,958,700
        50,000,000    Davis Square Funding IV Corp., 5.30%, 8/17/06 (Section 4(2))                                        49,882,222
        50,000,000    Davis Square Funding IV Corp., 5.31%, 8/18/06 (Section 4(2))                                        49,874,625
        20,000,000    Davis Square Funding IV Corp., 5.38%, 9/18/06 (Section 4(2))                                        19,856,533
        50,000,000    Davis Square Funding V Corp., 5.31%, 8/10/06 (Section 4(2))                                         49,933,625
        35,000,000    Davis Square Funding V Corp., 5.32%, 8/11/06 (Section 4(2))                                         34,948,278
        50,000,000    Davis Square Funding V Corp., 5.30%, 8/16/06 (Section 4(2))                                         49,889,583
        50,000,000    G Street Finance Corp., 5.36%, 8/11/06                                                              49,925,555
        50,000,000    G Street Finance Corp., 5.36%, 8/16/06                                                              49,888,333
        35,000,000    Gotham Funding Corp., 5.41%, 8/18/06 (Section 4(2))                                                 34,910,585
        62,000,000    Harrier Finance Funding LLC, 5.36%, 8/25/06 (144A)                                                  61,778,453
        30,000,000    Klio Funding Corp., 5.36%, 8/21/06 (144A)                                                           29,910,667
        50,000,000    Klio II Funding Corp., 5.36%, 8/23/06 (144A)                                                        49,836,222
        50,000,000    Klio II Funding Corp., 5.36%, 8/24/06 (144A)                                                        49,828,778
        40,000,000    Klio II Funding Corp., 5.31%, 9/8/06 (144A)                                                         39,775,800
        30,494,000    Klio III Funding Corp., 5.36%, 8/22/06 (144A)                                                       30,398,655
        35,000,000    La Fayette Asset Securitization LLC, 5.45%, 8/1/06 (Section 4(2))                                   35,000,000
        95,000,000    La Fayette Asset Securitization LLC, 5.28%, 8/15/06 (Section 4(2))                                  94,803,379
        77,086,000    La Fayette Asset Securitization LLC, 5.25%, 9/7/06 (Section 4(2))                                   76,667,861
        10,000,000    Manhattan Asset Funding Company LLC, 5.40%, 8/1/06 (Section 4(2))                                   10,000,000
        50,000,000    Manhattan Asset Funding Company LLC, 5.31%, 8/8/06 (Section 4(2))                                   49,948,375
        49,500,000    Medical Building Funding IV LLC, 5.53%, 8/21/06                                                     49,347,925
        50,000,000    PB Finance (Delaware), Inc., 5.26%, 8/2/06                                                          49,992,694
        25,000,000    PB Finance (Delaware), Inc., 5.315%, 8/3/06                                                         24,992,618
        60,000,000    PB Finance (Delaware), Inc., 5.32%, 8/10/06                                                         59,920,200
        45,782,000    Thames Asset Global Securitization No. 1, Inc., 5.36%, 8/24/06 (Section 4(2))                       45,625,222
        20,665,000    Whistlejacket Capital, Ltd., 5.36%, 8/21/06 (144A)                                                  20,603,464
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $1,432,415,154)                                                                           1,432,415,154
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 20.7%
        75,000,000    Ares VII CLO, Ltd., Class A-1A, 5.21%, 5/8/15 (144A) #                                              75,000,000
        35,000,000    Banco Santander Totta SA, 5.36875%, 7/16/11 (144A) #                                                35,000,000
       213,000,000    Bank of America Securities LLC (same day put), 5.38%, 8/1/06                                       213,000,000
        20,000,000    Dekabank, New York, 5.51%, 11/19/15 (144A) #                                                        20,000,000
       150,000,000    EMC Mortgage Corp. (same day put), 5.4325%, 5/8/26                                                 150,000,000
        10,000,000    Harrier Finance Funding LLC, 5.32875%, 12/15/06 (144A)                                               9,998,513
       130,000,000    HSH Nordbank A.G., New York, 5.43%, 6/23/15 (144A)                                                 130,000,000
       120,000,000    Lehman Brothers, Inc. (90 day put), 5.4625%, 4/5/27 *                                              120,000,000
        45,000,000    Lehman Brothers, Inc. (same day put), 5.4325%, 4/17/27                                              45,000,000
        50,000,000    Natexis Banques Populaires, New York, 5.34875%, 10/16/06 (144A)                                     49,997,646
        26,326,276    Park Place Securities Trust, 2004-MM1 AM5, 5.415%, 2/25/35 (144A) #                                 26,326,276
       101,250,000    Putnam Structured Product Funding 2003-1 LLC, Class A-15, 5.38875%, 10/15/38 (144A)                101,250,000
        50,000,000    Sumitomo Trust and Bank, 5.35563%, 11/13/06                                                         50,000,000
        50,000,000    Sumitomo Trust and Bank, 5.345%, 1/5/07                                                             50,000,000
        75,000,000    Unicredito Italiano Bank of Ireland, 5.355%, 3/9/11 (144A)                                          75,000,000
        75,000,000    Union Hamilton Special, 5.42438%, 12/21/06                                                          75,000,000
       150,000,000    Westdeutsche Landesbank A.G., New York, 5.385%, 3/10/15                                            150,000,000
        77,600,000    Whistlejacket Capital, Ltd., 5.33813%, 11/27/06 (144A)                                              77,590,069
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $1,453,162,504)                                                                        1,453,162,504
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 35.6%
        63,000,000    Bear Stearns & Company, Inc., 5.31%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $63,009,293
                         collateralized by $79,395,908
                         in U.S. Government Agencies
                         0% - 6.00%, 10/25/31 - 5/15/36
                         with a value of $64,260,068                                                                      63,000,000
       200,000,000    BNP Paribas Securities Corp., 5.3625%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $200,029,792
                         collateralized by $209,483,181
                         in Medium Term Notes
                         4.65% - 5.24%, 4/18/08 - 7/27/09
                         with a value of $210,000,000                                                                    200,000,000
       213,000,000    Citigroup Financial Products, Inc., 5.4625%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $213,032,320
                         collateralized by $246,199,957
                         in Credit Enhanced Mortgage Loans
                         0.001% - 8.62%, 5/31/30 - 7/28/36
                         with a value of $239,408,847                                                                    213,000,000
       213,000,000    Credit Suisse First Boston LLC, 5.4225%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $213,032,083
                         collateralized by $254,031,752
                         in Collateralized Mortgage Obligations
                          0% - 8.0%, 7/25/07 - 3/25/45
                         and $171,872,324 in Corporate Notes
                         0% - 12.28938%, 9/15/07 - 10/15/37
                         with respective values of $70,566,350 and $153,068,857                                          213,000,000
       213,000,000    Deutsche Bank Securities, Inc., 5.4225%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $213,032,083
                         collateralized by $223,679,561
                         in Collateralized Mortgage Obligations
                         5.805163% - 8.57813, 4/15/17 - 1/15/46
                         with a value of $223,470,314                                                                    213,000,000
        32,000,000    Dresdner Kleinwort Wasserstein Securities LLC, 5.3625%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $32,004,767
                         collateralized by $769,097,220
                         in Collateralized Mortgage Obligations
                         0.0001% - 5.081%, 10/25/34 - 7/25/45
                         with a value of $33,602,901                                                                      32,000,000
       166,000,000    Goldman Sachs & Co., 5.4125%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $166,024,958
                         collateralized by $1,000,000
                         in Certificates of Deposit; 5.875%, 7/15/16
                         $96,054,653 in Corporate Bonds
                         6.00% - 6.875%, 1/15/07 - 10/31/13
                         $76,794,025 in U.S. Government Agencies
                         5.1181%, 3/25/36 with respective values of $ 1,002,570
                         $96,567,609 and $74,508,896                                                                     166,000,000
       355,000,000    ING Financial Markets, LLC, 5.30%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $355,052,264
                         collateralized by $103,913,828
                         in Municipal Bonds; 4.875% - 5.88%, 4/1/36 - 12/15/16
                         $271,111,046 in U.S. Government Agencies
                         3.25% - 6.00%, 8/10/06 - 8/20/19
                         $523,820 in U.S. Treasury Notes and Bonds
                         7.625%, 2/15/25; with respective values of
                         $93,882,277, $ 267,533,950 and $ 693,755                                                        355,000,000
       100,000,000    IXIS Financial Products, Inc., 5.4125%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $100,015,035
                         collateralized by $120,769,428
                         in Collateralized Mortgage Obligations
                         5.782%, 11/20/35
                         with a value of $102,015,335                                                                    100,000,000
       213,000,000    J.P. Morgan Securities, Inc., 5.4125%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $213,032,024
                         collateralized by $261,698,213
                         in Corporate Bonds; 0% - 14.12%,
                         4/17/01 - 11/22/35 and $15,125,000 in Medium Term Notes
                         3.895% - 8.375%, 10/17/06 - 8/15/07
                         with respective values of $ 208,327,996 and $15,326,990                                         213,000,000
       100,000,000    Merrill Lynch, Pierce, Fenner & Smith, 5.36%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $100,014,889
                         collateralized by $103,308,309
                         in Medium Tern Notes
                         0.03% - 7.80%%, 11/1/06 - 11/15/17
                         with a value of $105,003,117                                                                    100,000,000
       213,000,000    Morgan Stanley & Co., Inc., 5.3625%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $213,031,728
                         collateralized by $5,225,329,669
                         in Collateralized Mortgage Obligations
                         0.1218% - 7.15%, 7/14/07 - 7/10/45
                         with a value of $220,020,561                                                                    213,000,000
       213,000,000    Royal Bank of Canada, 5.3825%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $213,031,846
                         collateralized by $219,727,676
                         in Commercial Paper
                         Coupon rate unavailable, 8/3/06 - 1/24/07
                         with a value of $217,260,001                                                                    213,000,000
       179,200,000    UBS Financial Services, Inc., 5.3225%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $179,226,494
                         collateralized by $553,472,007
                         in U.S. Government Agencies
                         0%, 1/1/33 - 12/1/33
                         with a value of $182,784,850                                                                    179,200,000
       100,000,000    Wachovia Capital Markets LLC, 5.38%
                         dated 7/31/06, maturing 8/1/06
                         to be repurchased at $100,014,944
                         collateralized by $48,359,347
                         in Asset Backed Securities; 5.76% - 7.32438%
                         7/15/31 - 2/25/35 and $72,101,003 in
                         Collateralized Mortgage Obligations; 4.153% - 7.82438%
                         1/15/18 - 11/10/38 with respective values of
                         $39,293,189 and $64,173,220                                                                     100,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $2,573,200,000)                                                                      2,573,200,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Notes - 5.9%
        25,000,000    K2 (USA) LLC, 4.645%, 10/30/06 (144A)                                                               25,000,000
        50,000,000    K2 (USA) LLC, 4.835%, 1/23/07 (144A)                                                                50,000,000
        50,000,000    K2 (USA) LLC, 5.43%, 5/29/07 (144A)                                                                 50,000,000
        50,000,000    Sedna Finance, Inc., 5.60%, 6/20/07 (144A) #                                                        50,000,000
        50,000,000    Stanfield Victoria LLC, 5.505%, 6/12/07 (144A) #                                                    50,000,000
       200,000,000    Wells Fargo Bank N.A., 5.3125%, 8/1/06                                                             200,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $425,000,000)                                                                     425,000,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 5.9%
        11,650,000    Arbor Properties, Inc., Series 2004, 5.38%, 11/1/24                                                 11,650,000
        18,670,000    Breckenridge Terrace LLC, 5.45%, 5/1/39                                                             18,670,000
        32,610,000    Cambridge-Plano Partners, 5.40%, 10/1/28                                                            32,610,000
        10,250,000    City of Irondale, AL, 5.38%, 10/1/35                                                                10,250,000
        16,025,000    Colorado Natural Gas, Inc., Series 2004, 5.45%, 7/1/32                                              16,025,000
        32,600,000    Cook County, Illinois, Series A, 5.42%, 11/1/23                                                     32,600,000
        11,116,000    Cornerstone Funding Corp. I, Series 2003B, 5.41%, 12/1/30                                           11,116,000
         9,770,000    Cornerstone Funding Corp. I, Series 2003C, 5.46%, 4/1/13                                             9,770,000
         8,234,000    Cornerstone Funding Corp. I, Series 2003E, 5.46%, 7/1/30                                             8,234,000
        21,487,000    Cornerstone Funding Corp. I, Series 2004C, 5.46%, 1/1/30                                            21,487,000
         7,045,000    Cornerstone Funding Corp. I, Series 2005A, 5.46%, 5/1/25                                             7,045,000
        12,715,000    Custom Window Systems, 5.48%, 11/1/26                                                               12,715,000
         2,331,000    First United Pentecostal, 5.48%, 3/1/23                                                              2,331,000
         6,070,000    FJM Properties-Wilmar, 5.40%, 10/1/24                                                                6,070,000
        15,980,000    HHH Supply and Investment Co., 5.36%, 7/1/29                                                        15,980,000
        15,020,000    Hillcrest Medical Plaza, 5.35%, 9/1/23                                                              15,020,000
        12,480,000    Holston Medical Group, 5.48%, 1/1/13                                                                12,480,000
         4,800,000    J&E Land Company, 5.42%, 6/1/23                                                                      4,800,000
         7,200,000    Lenexa, Kansas Industrial Revenue (Labone, Inc. Project), Series A, 5.48%, 9/1/09                    7,200,000
        20,675,000    Louisiana Health Systems Corp. Revenue, Series B, 5.40%, 10/1/22                                    20,675,000
        10,285,000    Medical Clinic Board, Mobile, AL, 5.40%, 9/1/11                                                     10,285,000
        18,570,000    Mississippi Business Finance Corp., 5.40%, 10/1/18                                                  18,570,000
         3,870,000    Montgomery-Engelside, Alabama Medical Clinic Board Revenue, (Surgical Center), 5.38%, 3/1/24         3,870,000
        10,500,000    Nautical Transport LLC, 5.48%, 6/1/16                                                               10,500,000
        30,700,000    Olympic Club, California Revenue, Series 2002, 5.44%, 10/1/32                                       30,700,000
        13,500,000    Patrick Schaumburg Automobiles, Inc., 5.40%, 7/1/08 (144A) #                                        13,500,000
        14,150,000    Phenix City Taxable Water & Sewer, 5.40%, 8/15/29                                                   14,150,000
        10,500,000    Racetrac Capital LLC, Series 1998-A, 5.35%, 4/1/18                                                  10,500,000
        25,000,000    Rehau, Inc. 5.71%, 10/1/19                                                                          25,000,000
         2,520,000    Ron Investments, Ltd., 5.40%, 3/1/19                                                                 2,520,000
        26,300,000    Shoosmith Brothers, Inc., 5.35%, 3/1/15                                                             26,300,000
        19,025,000    Timber Ridge County Affordable Housing Corporation, Series 2003, 5.50%, 12/1/32                     19,025,000
         4,375,000    Union City, Tennessee Industrial Development Board, (Cobank LLC Project), 5.44%, 1/1/25              4,375,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $466,023,000)                                                             466,023,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,212,802,210) - 100%                                                                  $7,212,802,210
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.


*           Security is illiquid.


# Schedule of Restricted and Illiquid Securities

                                                                                                         Value as a %
                                                 Acquisition        Acquisition                          of Investment
                                                     Date              Cost                 Value         Securities
----------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund
Ares VII CLO, Ltd., Class A-1A
 5.21%, 5/8/15 (144A)                              4/23/03        $  75,000,000        $  75,000,000              1.0%
Banco Santander Totta SA
 5.36875%, 7/16/11 (144A)                          6/15/06           35,000,000           35,000,000              0.5%
Dekabank, New York
 5.51%, 11/19/15 (144A)                            4/19/06           20,000,000           20,000,000              0.3%
Park Place Securities Trust, 2004-MM1 AM5
 5.415%, 2/25/35 (144A)                            5/24/06           26,326,276           26,326,276              0.3%
Patrick Schaumburg Automobiles, Inc.
 5.40%, 7/1/08 (144A)                              9/17/04           13,500,000           13,500,000              0.2%
Sedna Finance, Inc.
 5.60%, 6/20/07 (144A)                             6/15/06           50,000,000           50,000,000              0.7%
Stanfield Victoria LLC
 5.505%, 6/12/07 (144A)                            6/12/06           50,000,000           50,000,000              0.7%
----------------------------------------------------------------------------------------------------------------------
                                                                  $ 269,826,276        $ 269,826,276              3.7%
----------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2006. The issuer incurs all registration costs.


The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2006.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Olympus Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 80.8%
Advertising Sales - 0.8%
           349,435    Lamar Advertising Co.*                                                                          $   17,136,292
Aerospace and Defense - 1.5%
           419,960    Boeing Co.                                                                                          32,513,303
Agricultural Chemicals - 1.7%
           395,160    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              37,342,620
Applications Software - 0.3%
           235,565    Citrix Systems, Inc.*                                                                                7,483,900
Automotive - Cars and Light Trucks - 1.8%
           446,264    BMW A.G.                                                                                            23,053,135
         1,570,600    Nissan Motor Company, Ltd.                                                                          16,932,806
                                                                                                                          39,985,941
Beverages - Wine and Spirits - 2.5%
         5,485,391    Davide Campari - Milano S.P.A.                                                                      53,814,065
Casino Hotels - 1.0%
           364,630    Harrah's Entertainment, Inc.                                                                        21,917,909
Casino Services - 1.0%
           647,960    Scientific Games Corp. - Class A*,#                                                                 22,011,201
Cellular Telecommunications - 2.7%
         1,173,000    America Movil S.A. de C.V. - Series L (ADR)                                                         41,969,940
         2,663,000    China Mobile, Ltd.                                                                                  17,153,117
                                                                                                                          59,123,057
Commercial Services - 2.5%
           351,488    CoStar Group, Inc.*                                                                                 15,244,035
           526,925    Iron Mountain, Inc.*                                                                                21,603,925
           640,200    Park24 Company, Ltd.                                                                                17,925,265
                                                                                                                          54,773,225
Commercial Services - Finance - 1.0%
           417,450    Moody's Corp.                                                                                       22,909,656
Computer Services - 0.4%
           367,230    Ceridian Corp.*                                                                                      8,817,192
Computers - Memory Devices - 1.4%
         3,050,200    EMC Corp.*                                                                                          30,959,530
Data Processing and Management - 0.8%
           621,370    NAVTEQ Corp.*,#                                                                                     17,510,207
Diagnostic Kits - 4.3%
         2,328,173    Dade Behring Holdings, Inc.                                                                         94,826,486
E-Commerce/Products - 0.3%
           193,300    Submarino S.A. (GDR) (144A)*                                                                         7,271,521
Electronic Components - Semiconductors - 0.6%
           418,055    Texas Instruments, Inc.                                                                             12,449,678
Electronic Forms - 1.3%
           972,230    Adobe Systems, Inc.*                                                                                27,718,277
Electronic Measuring Instruments - 2.4%
         1,087,920    Trimble Navigation, Ltd.*                                                                           52,252,798
Engineering - Research and Development Services - 3.5%
         5,860,637    ABB, Ltd.                                                                                           75,725,593
Enterprise Software/Services - 1.9%
           896,610    SAP A.G. (ADR)                                                                                      40,912,314
Entertainment Software - 1.3%
           601,425    Electronic Arts, Inc.*                                                                              28,333,132
Finance - Credit Card - 2.4%
           451,595    American Express Co.                                                                                23,510,036
           644,600    Credit Saison Company, Ltd.                                                                         27,944,193
                                                                                                                          51,454,229
Finance - Investment Bankers/Brokers - 5.4%
           172,430    Goldman Sachs Group, Inc.                                                                           26,338,683
           400,110    Merrill Lynch & Company, Inc.                                                                       29,136,010
         1,225,000    Mitsubishi UFJ Securities Company, Ltd.                                                             13,794,540
           695,760    optionsXpress Holdings, Inc.                                                                        18,214,997
           569,154    UBS A.G.                                                                                            30,965,714
                                                                                                                         118,449,944
Finance - Other Services - 1.4%
            44,765    Chicago Mercantile Exchange Holdings, Inc.                                                          20,645,618
         4,180,000    Singapore Exchange, Ltd.                                                                             9,795,737
                                                                                                                          30,441,355
Food - Retail - 3.0%
         1,155,474    Whole Foods Market, Inc.                                                                            66,451,310
Food - Wholesale/Distribution - 1.0%
           777,745    Sysco Corp.#                                                                                        21,465,762
Hazardous Waste Disposal - 1.0%
           319,270    Stericycle, Inc.*                                                                                   21,448,559
Hotels and Motels - 1.0%
           378,035    Four Seasons Hotels, Inc.                                                                           20,795,705
Investment Management and Advisory Services - 0.6%
           295,520    National Financial Partners Corp.                                                                   13,310,221
Medical - Biomedical and Genetic - 3.6%
         1,660,542    Celgene Corp.*                                                                                      79,523,356
Medical - Drugs - 5.0%
           827,465    Merck & Company, Inc.                                                                               33,322,016
           377,310    Roche Holding A.G.#                                                                                 67,149,559
           173,835    Sepracor, Inc.*,#                                                                                    8,587,449
                                                                                                                         109,059,024
Medical - Generic Drugs - 1.6%
         1,084,650    Teva Pharmaceutical Industries, Ltd. (ADR)#                                                         35,880,222
Medical - HMO - 0.7%
           284,915    Coventry Health Care, Inc.*                                                                         15,015,021
Medical Instruments - 1.1%
           249,735    Intuitive Surgical, Inc.*                                                                           23,774,772
Medical Products - 1.4%
           684,915    Varian Medical Systems, Inc.*,#                                                                     31,040,348
Oil Companies - Exploration and Production - 0.9%
           260,860    EOG Resources, Inc.                                                                                 19,342,769
Printing - Commercial - 0.2%
           174,035    VistaPrint, Ltd.*                                                                                    3,849,654
REIT - Mortgages - 0.7%
           620,215    CapitalSource, Inc.                                                                                 14,630,872
Retail - Apparel and Shoe - 3.3%
           421,500    Abercrombie & Fitch Co. - Class A                                                                   22,322,640
         1,476,735    Nordstrom, Inc.#                                                                                    50,652,011
                                                                                                                          72,974,651
Schools - 0.6%
           285,592    Apollo Group, Inc. - Class A*                                                                       13,514,213
Semiconductor Components/Integrated Circuits - 0.5%
           759,885    Cypress Semiconductor Corp.*,#                                                                      11,542,653
Semiconductor Equipment - 0.7%
           743,460    ASM Lithography Holding N.V. (U.S. Shares)*,#                                                       14,794,854
Soap and Cleaning Preparations - 1.0%
           538,650    Reckitt Benckiser PLC**                                                                             21,613,214
Telecommunication Services - 0.4%
           482,000    Time Warner Telecom, Inc. - Class A*,#                                                               8,073,500
Therapeutics - 0.9%
           331,465    United Therapeutics Corp.*                                                                          19,659,189
Transportation - Services - 2.6%
           601,495    C.H. Robinson Worldwide, Inc.                                                                       27,536,441
           439,755    United Parcel Service, Inc. - Class B                                                               30,303,517
                                                                                                                          57,839,958
Web Portals/Internet Service Providers - 2.4%
         1,940,775    Yahoo!, Inc.*                                                                                       52,672,634
Wireless Equipment - 2.4%
         1,008,275    Crown Castle International Corp.*                                                                   35,521,529
           458,555    QUALCOMM, Inc.                                                                                      16,168,649
                                                                                                                          51,690,178
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,500,095,724)                                                                               1,766,096,064
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.1%
Electronic Components - Semiconductors - 1.1%
            48,870    Samsung Electronics Company, Ltd. (cost $18,295,111)                                                23,253,156
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 14.9%
        10,105,363    Janus Government Money Market Fund, 5.21%                                                           10,105,363
       193,120,403    Janus Institutional Cash Reserves Fund, 5.23%                                                      193,120,403
       123,320,234    Janus Money Market Fund, 5.26%                                                                     123,320,234
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $326,546,000)                                                                                  326,546,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.2%
        69,393,496    State Street Navigator Securities Lending
                      Prime Portfolio+ (cost $69,393,496)                                                                 69,393,496

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,914,330,331) - 100%                                                                  $2,185,288,716
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Bermuda                                     $      3,849,654                0.2%
Brazil                                             7,271,521                0.3
Canada                                            58,138,325                2.7
Germany                                           63,965,449                2.9
Hong Kong                                         17,153,117                0.8
Israel                                            35,880,222                1.6
Italy                                             53,814,065                2.5
Japan                                             76,596,804                3.5
Mexico                                            41,969,940                1.9
Netherlands                                       14,794,854                0.7
Singapore                                          9,795,737                0.4
South Korea                                       23,253,156                1.1
Switzerland                                      173,840,866                8.0
United Kingdom                                    21,613,214                1.0
United States++                                1,583,351,792               72.4
                                            ----------------              -----
Total                                       $  2,185,288,716              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (54.3% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
(open at July 31, 2006)

Currency Sold                       Currency   Currency Value         Unrealized
and Settlement Date               Units Sold        in $ U.S.        Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 1/11/07              4,600,000  $    8,619,677     $     (165,337)
British Pound 3/14/07                400,000         750,122             (9,750)
--------------------------------------------------------------------------------
Total                                         $    9,369,799     $     (175,087)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currenty contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2006 are noted below.

Fund                                                             Aggregate Value
Janus Olympus Fund                                                  $ 21,613,214

Janus Orion Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 84.0%
Agricultural Operations - 0.3%
             8,000    BrasilAgro - Companhia Brasileira de Propriedades Agricolas *, **, ***                          $    3,677,316
Airlines - 0.7%
           332,705    Copa Holdings S.A. - Class A (U.S. Shares)                                                           7,585,674
Beverages - Wine and Spirits - 2.6%
         2,860,628    Davide Campari - Milano S.P.A.                                                                      28,064,002
Building - Residential and Commercial - 1.3%
           381,940    Desarrolladora Homex S.A. (ADR)*,#                                                                  14,131,780
Cellular Telecommunications - 3.1%
           960,000    America Movil S.A. de C.V. - Series L (ADR)                                                         34,348,800
Chemicals - Specialty - 2.1%
           420,860    Cytec Industries, Inc.#                                                                             22,478,133
Commercial Banks - 4.2%
           495,425    Banco Marcro Bansud S.A. (ADR)                                                                      10,007,585
           711,000    Banco Nossa Caixa S.A.                                                                              14,723,305
         5,498,276    Finansbank A.S.                                                                                     21,294,070
                                                                                                                          46,024,960
Commercial Services - 1.9%
           487,775    CoStar Group, Inc.*                                                                                 21,154,802
Computers - 1.4%
           230,715    Research In Motion, Ltd. (U.S. Shares)*,#                                                           15,141,825
Diagnostic Kits - 7.5%
         1,977,190    Dade Behring Holdings, Inc.                                                                         80,530,948
Diversified Minerals - 2.0%
         1,125,058    Companhia Vale do Rio Doce - Preference Shares                                                      22,392,559
E-Commerce/Products - 1.0%
           412,660    Submarino S.A.*                                                                                      7,767,606
            83,000    Submarino S.A. (GDR) (144A)*                                                                         3,122,277
                                                                                                                          10,889,883
E-Commerce/Services - 1.5%
           695,884    IAC/InterActiveCorp*,#                                                                              16,499,410
Electronic Components - Semiconductors - 1.4%
           628,150    MIPS Technologies, Inc.*                                                                             3,976,190
           378,085    Texas Instruments, Inc.#                                                                            11,259,371
                                                                                                                          15,235,561
Electronic Measuring Instruments - 2.1%
           467,890    Trimble Navigation, Ltd.*,#                                                                         22,472,757
Engineering - Research and Development Services - 3.8%
         3,221,247    ABB, Ltd.                                                                                           41,621,899
Entertainment Software - 0.8%
           190,677    UbiSoft Entertainment S.A.*,#                                                                        9,255,692
Finance - Other Services - 3.5%
            62,060    Chicago Mercantile Exchange Holdings, Inc.#                                                         28,622,072
         1,001,720    MarketAxess Holdings, Inc.*,#                                                                       10,177,475
                                                                                                                          38,799,547
Home Furnishings - 1.1%
           836,050    Tempur-Pedic International, Inc.*,#                                                                 12,122,725
Investment Management and Advisory Services - 3.5%
           848,945    National Financial Partners Corp.                                                                   38,236,483
Medical - Biomedical and Genetic - 3.6%
           823,010    Celgene Corp.*                                                                                      39,413,949

Medical - Drugs - 2.7%
           168,756    Roche Holding A.G.                                                                                  30,033,370
Medical - Generic Drugs - 1.3%
           428,390    Teva Pharmaceutical Industries, Ltd. (ADR)#                                                         14,171,141
Medical Instruments - 1.3%
           152,081    Intuitive Surgical, Inc.*                                                                           14,478,111
Multi-Line Insurance - 2.4%
           554,210    Assurant, Inc.#                                                                                     26,696,296
Printing - Commercial - 3.7%
         1,814,065    VistaPrint, Ltd.*,#                                                                                 40,127,118
REIT - Mortgages - 4.6%
         2,156,342    CapitalSource, Inc.#                                                                                50,868,107
Steel - Producers - 3.1%
         2,118,722    Arcelor Brasil S.A.                                                                                 33,901,500
Steel - Specialty - 0.8%
           255,689    Companhia Siderurgica Nacional S.A. (ADR)#                                                           8,266,425
Storage and Warehousing - 2.1%
           757,860    Mobile Mini, Inc.*,#                                                                                23,205,673
Sugar - 0.9%
         1,094,193    Bajaj Hindusthan, Ltd.                                                                               7,804,586
           335,300    Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                  2,391,594
                                                                                                                          10,196,180
Telecommunication Services - 2.7%
           974,585    NeuStar, Inc. - Class A*                                                                            30,075,693
Therapeutics - 1.3%
           234,460    United Therapeutics Corp.*                                                                          13,905,823
Transportation - Marine - 1.1%
           289,145    Alexander & Baldwin, Inc.#                                                                          11,594,715
Transportation - Railroad - 1.2%
           190,500    All America Latina Logistica (GDR)                                                                  12,942,266
Transportation - Services - 1.8%
           189,450    FedEx Corp.                                                                                         19,837,310
Web Hosting/Design - 1.3%
           275,340    Equinix, Inc.*                                                                                      14,422,309
Web Portals/Internet Service Providers - 1.7%
           674,215    Yahoo!, Inc.*                                                                                       18,298,195
Wireless Equipment - 0.6%
           196,465    Crown Castle International Corp.*,#                                                                  6,921,462
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $770,638,940)                                                                                   920,020,399
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 7.6%
        11,394,580    Janus Government Money Market Fund, 5.21%                                                           11,394,580
        44,151,892    Janus Institutional Cash Reserves Fund, 5.23%                                                       44,151,892
        27,771,528    Janus Money Market Fund, 5.26%                                                                      27,771,528
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $83,318,000)                                                                                    83,318,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 8.4%
        92,155,547    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $92,155,547)                                                                92,155,547

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $946,112,487) - 100%                                                                    $1,095,493,946
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Argentina                                   $     10,007,585                0.9%
Bermuda                                           40,127,118                3.7
Brazil                                           106,793,254                9.8
Canada                                            15,141,825                1.4
France                                             9,255,692                0.8
India                                             10,196,180                0.9
Israel                                            14,171,141                1.3
Italy                                             28,064,002                2.6
Mexico                                            48,480,580                4.4
Panama                                             7,585,674                0.7
Switzerland                                       71,655,269                6.5
Turkey                                            21,294,070                1.9
United States++                                  712,721,556               65.1
                                            ----------------              -----
Total                                       $  1,095,493,946              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (49.1% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.


*           Non-income-producing security.

**          Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.


*** Schedule of Fair Valued Securities
as of July 31, 2006

                                                              Value as a % of
Janus Orion Fund                      Value                Investment Securities
--------------------------------------------------------------------------------
BrasilAgro - Companhia Brasileira
  de Propriedades Agricolas       $  3,677,316                      0.3%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.7%
Agricultural Chemicals - 4.0%
         1,945,103    Potash Corporation of Saskatchewan, Inc.#                                                       $  183,046,275
Agricultural Operations - 4.3%
            34,400    BrasilAgro - Companhia Brasileira de Propriedades Agricolas*,***,##,+++                             15,812,457
         2,370,315    Bunge, Ltd.#                                                                                       129,371,792
        95,152,000    Chaoda Modern Agriculture Holdings, Ltd.                                                            51,432,190
                                                                                                                         196,616,439
Apparel Manufacturers - 0.8%
         3,901,900    Burberry Group PLC                                                                                  34,621,682
Audio and Video Products - 2.3%
         2,268,200    Sony Corp.#                                                                                        104,462,436
Automotive - Truck Parts and Equipment - Original - 0%
           144,600    TI Automotive, Ltd.*,***,##                                                                                  0
Broadcast Services and Programming - 0.6%
         1,558,060    Grupo Televisa S.A. (ADR)                                                                           28,855,271
Building - Residential and Commercial - 3.2%
         4,839,500    Cyrela Brazil Realty S.A.                                                                           65,624,110
         1,043,285    Desarrolladora Homex S.A. (ADR)*,#                                                                  38,601,545
         2,748,390    Gafisa S.A.*                                                                                        27,856,584
         1,609,500    Rossi Residencial S.A.                                                                              12,569,710
                                                                                                                         144,651,949
Cellular Telecommunications - 0.3%
           311,500    Hikari Tsushin, Inc.                                                                                12,607,266
Commercial Banks - 4.5%
         1,323,237    Anglo Irish Bank Corporation PLC                                                                    19,303,263
        30,627,067    Banco De Oro                                                                                        19,932,137
           495,960    Banco De Oro (GDR)*                                                                                  6,456,060
         1,911,640    Banco Marcro Bansud S.A. (ADR)#                                                                     38,615,128
           979,314    Commerzbank A.G.                                                                                    34,451,877
           382,905    Julius Baer Holding, Ltd.                                                                           35,535,127
           318,560    Kookmin Bank                                                                                        27,813,970
         2,834,764    Punjab National Bank, Ltd.                                                                          23,151,182
                                                                                                                         205,258,744
Commercial Services - 1.0%
         1,600,800    Park24 Company, Ltd.#                                                                               44,821,562
Computers - Peripheral Equipment - 1.4%
         3,187,964    Logitech International S.A.*                                                                        64,767,055
Cosmetics and Toiletries - 1.2%
           704,680    LG Household & Health Care, Ltd.                                                                    54,370,724
Distribution/Wholesale - 5.9%
        11,738,500    Esprit Holdings, Ltd.#                                                                              89,282,818
        82,068,200    Li & Fung, Ltd.#                                                                                   171,947,993
                                                                                                                         261,230,811
Diversified Financial Services - 0.1%
           494,157    Reliance Capital, Ltd.                                                                               4,439,559
Diversified Minerals - 1.5%
         3,007,450    Companhia Vale do Rio Doce (ADR)#                                                                   69,772,840
Diversified Operations - 6.0%
           883,600    Bradespar S.A.*                                                                                     30,461,963
        16,224,000    China Resources Enterprise, Ltd.#                                                                   35,746,169
           680,067    Louis Vuitton Moet Hennessy S.A.#                                                                   68,324,650
        49,821,000    Melco International Development, Ltd.                                                              109,641,851
        88,157,621    Polytec Asset Holdings, Ltd. *,###,+++                                                              22,918,122
                                                                                                                         267,092,755
E-Commerce/Products - 0.5%
         1,099,976    Submarino S.A.*                                                                                     20,705,133
Electric - Distribution - 0.4%
         2,780,900    Equatorial Energia S.A.*, +++                                                                       18,471,158
Electronic Components - Miscellaneous - 0.9%
         1,102,530    LG.Philips LCD Company, Ltd.*,#                                                                     38,840,174
Electronic Components - Semiconductors - 5.8%
        35,943,019    ARM Holdings PLC                                                                                    78,052,341
           274,940    Samsung Electronics Company, Ltd.                                                                  175,003,685
           265,883    Silicon-On-Insulator Technologies (SOITEC)*                                                          7,091,662
                                                                                                                         260,147,688
Energy - Alternate Sources - 0.6%
         1,093,200    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       28,346,676
Engineering - Research and Development Services - 1.0%
         3,673,971    ABB, Ltd.                                                                                           47,471,569
Finance - Investment Bankers/Brokers - 2.7%
        10,828,000    Mitsubishi UFJ Securities Company, Ltd.#                                                           121,932,470
Finance - Mortgage Loan Banker - 1.0%
         1,843,110    Housing Development Finance Corporation, Ltd.                                                       46,608,198
Gambling - Non-Hotel - 1.0%
         1,238,170    OPAP S.A.                                                                                           44,950,170
Internet Gambling - 1.5%
        17,675,851    IG Group Holdings PLC +++                                                                           70,081,994
Investment Companies - 0.8%
         8,578,064    SM Investments Corp.                                                                                37,828,471
Medical - Drugs - 1.7%
           420,611    Roche Holding A.G.#                                                                                 74,855,804
Medical Instruments - 1.3%
         3,738,774    Elekta AB - Class B#                                                                                60,955,029
Oil - Field Services - 1.7%
         1,443,444    Technip S.A.#                                                                                       77,515,694
Oil Companies - Exploration and Production - 0.5%
            31,427    Niko Resources, Ltd.                                                                                 1,758,101
           871,815    Western Oil Sands, Inc. - Class A*                                                                  19,998,514
                                                                                                                          21,756,615
Oil Companies - Integrated - 3.9%
           771,580    Lukoil (ADR)                                                                                        66,895,986
           536,765    Petroleo Brasileiro S.A. (ADR)                                                                      49,317,968
           745,575    Suncor Energy, Inc.                                                                                 60,116,390
                                                                                                                         176,330,344
Oil Refining and Marketing - 4.9%
        10,526,945    Reliance Industries, Ltd.                                                                          221,300,983
Public Thoroughfares - 1.6%
         4,092,800    Companhia de Concessoes Rodoviarias                                                                 38,472,884
         2,903,400    Obrascon Huarte Lain Brasil S.A.*                                                                   34,685,988
                                                                                                                          73,158,872
Real Estate Management/Services - 2.9%
         6,344,000    Mitsubishi Estate Company, Ltd.#                                                                   131,423,089
Real Estate Operating/Development - 3.9%
       103,974,900    Ayala Land, Inc.                                                                                    27,773,771
         9,180,000    CapitaLand, Ltd.                                                                                    23,838,870
       171,991,000    China Overseas Land & Investment, Ltd.                                                             100,712,858
        13,019,000    Hang Lung Properties, Ltd.#                                                                         25,702,229
                                                                                                                         178,027,728
Research and Development - 0.6%
         8,648,314    Qinetiq PLC                                                                                         26,979,030
Semiconductor Equipment - 2.7%
         6,116,876    ASML Holding N.V.*,#                                                                               120,565,373
Steel - Producers - 3.7%
        15,622,145    Tata Steel, Ltd.                                                                                   166,488,581
Sugar - 4.1%
         5,044,727    Bajaj Hindusthan, Ltd.                                                                              35,982,686
         1,009,400    Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                  7,199,747
        13,335,458    Balrampur Chini Mills, Ltd. +++                                                                     26,736,791
         1,682,900    Cosan S.A. Industria e Comercio*                                                                   108,879,878
           456,173    Shree Renuka Sugars, Ltd.                                                                            7,125,744
                                                                                                                         185,924,846
Telecommunication Services - 2.0%
         1,121,000    Amdocs, Ltd. (U.S. Shares)*,#                                                                       40,669,880
         8,437,855    Reliance Communications, Ltd.*                                                                      47,707,589
                                                                                                                          88,377,469
Transportation - Railroad - 2.9%
         1,918,100    All America Latina Logistica (GDR)                                                                 130,312,655
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,269,191,041)                                                                               4,145,971,181
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Real Estate Operating/Development - 0%
        20,366,875    China Overseas Land & Investment, Ltd. (cost $0)                                                     2,044,499
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.4%
         8,415,500    Janus Government Money Market Fund, 5.21%                                                            8,415,500
         8,415,500    Janus Institutional Cash Reserves Fund, 5.23%                                                        8,415,500
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $16,831,000)                                                                                    16,831,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.9%
             1,855    Foreign Government Bonds+                                                                                1,855
       357,932,361    State Street Navigator Securities Lending
                      Prime Portfolio +                                                                                  357,932,361
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $357,934,216)                                                                               357,934,216

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,643,956,257) - 100%                                                                  $4,522,780,896
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Argentina                                   $     38,615,128                0.8%
Bermuda                                          390,602,603                8.8
Brazil                                           622,943,328               13.7
Canada                                           264,919,280                5.8
Cayman Islands                                   102,696,988                2.2
France                                           152,932,006                3.4
Germany                                           34,451,877                0.8
Greece                                            44,950,170                1.0
Hong Kong                                        273,847,606                6.1
India                                            586,741,060               13.0
Ireland                                           19,303,263                0.4
Japan                                            415,246,823                9.2
Mexico                                            67,456,816                1.5
Netherlands                                      120,565,373                2.7
Philippines                                       91,990,439                2.0
Russia                                            66,895,986                1.5
Singapore                                         23,838,870                0.5
South Korea                                      296,028,553                6.6
Sweden                                            60,955,029                1.3
Switzerland                                      222,629,555                4.9
United Kingdom                                   250,404,927                5.5
United States++                                  374,765,216                8.3
                                            ----------------              -----
Total                                       $  4,522,780,896              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (0% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.

***         Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

## Schedule of Fair Valued Securities
(as of July 31, 2006)

--------------------------------------------------------------------------------
                                                             Value as a % of
Janus Overseas Fund                         Value         Investment Securities
--------------------------------------------------------------------------------
BrasilAgro - Companhia Brasileira de
  Propriedades Agricolas                   $ 15,812,457                     0.3%
TI Automotive, Ltd.                                   -                     0.0%
--------------------------------------------------------------------------------
                                           $ 15,812,457                     0.3%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.


### Schedule of Restricted and Illiquid Securities

                                                                               Value as a %
                               Acquisition    Acquisition                     of Investment
                                   Date          Cost           Value          Securities
-------------------------------------------------------------------------------------------
Janus Overseas Fund
Polytec Asset Holdings, Ltd.      5/5/06     $ 22,750,354    $ 22,918,122              0.5%
-------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2006. The issuer incurs all registration costs.


+++ The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2006.

                                         Purchases                      Sales                Realized      Dividend        Value
                                   Shares          Cost         Shares          Cost        Gain/(Loss)     Income       at 7/31/06
------------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund
Balrampur Chini Mills, Ltd.      14,025,028   $ 47,657,059        689,570   $  1,928,079   $    908,430  $         --   $ 26,736,791
BrasilAgro - Companhia
Brasileira de Propriedades
  Agricolas                          34,400     17,348,780             --             --             --            --     15,812,457
China Construction Bank                  --             --     25,400,000      7,771,932        529,738            --             --
Equatorial Energia S.A            2,780,900     20,200,942             --             --             --            --     18,471,158
IG Group Holdings PLC             9,156,120     37,155,786             --             --             --            --     70,081,994
Polytec Asset Holdings, Ltd.     88,157,621     22,750,354             --             --             --            --     22,918,122
------------------------------------------------------------------------------------------------------------------------------------
                                              $145,112,921                  $  9,700,011   $  1,438,168  $         --   $154,020,522
------------------------------------------------------------------------------------------------------------------------------------

Janus Research Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.4%
Advertising Sales - 0.4%
             6,820    Lamar Advertising Co.*,#                                                                           $   334,453
Advertising Services - 1.0%
            75,783    WPP Group PLC**                                                                                        896,803
Aerospace and Defense - 2.4%
           192,437    BAE Systems PLC**                                                                                    1,284,219
            12,525    Boeing Co.                                                                                             969,686
                                                                                                                           2,253,905
Agricultural Chemicals - 2.5%
            15,095    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)**                                             1,426,477
             6,229    Syngenta A.G.**                                                                                        895,461
                                                                                                                           2,321,938
Agricultural Operations - 1.0%
            16,425    Bunge, Ltd.                                                                                            896,477
Apparel Manufacturers - 0.4%
            43,791    Burberry Group PLC**                                                                                   388,559
Audio and Video Products - 0.7%
            14,400    Sony Corp.**                                                                                           663,195
Automotive - Cars and Light Trucks - 1.5%
            12,381    BMW A.G.**                                                                                             639,578
             5,030    Hyundai Motor Company, Ltd.**                                                                          384,938
            33,900    Nissan Motor Company, Ltd.**                                                                           365,480
                                                                                                                           1,389,996
Beverages - Wine and Spirits - 1.0%
             4,563    Pernod Ricard S.A.**                                                                                   950,091
Brewery - 0.9%
            17,027    Interbrew S.A.**                                                                                       893,937
Broadcast Services and Programming - 0.4%
            15,495    Liberty Global, Inc. - Class A*,#                                                                      338,566
Building - Residential and Commercial - 0.7%
             1,255    NVR, Inc.*,#                                                                                           621,225
Casino Hotels - 0.3%
             4,805    Harrah's Entertainment, Inc.                                                                           288,829
Cellular Telecommunications - 1.7%
           174,000    China Mobile, Ltd.                                                                                   1,120,782
            12,900    Hikari Tsushin, Inc.**,#                                                                               522,099
                                                                                                                           1,642,881
Chemicals - Diversified - 0.9%
            15,400    Shin-Etsu Chemical Company, Ltd.**                                                                     891,936
Commercial Banks - 0.9%
            15,573    Standard Chartered PLC**                                                                               393,885
             9,510    SVB Financial Group*                                                                                   426,238
                                                                                                                             820,123
Commercial Services - 0.4%
            14,300    Park24 Company, Ltd.**                                                                                 400,393
Computer Services - 0.5%
            20,285    Ceridian Corp.*                                                                                        487,043
Computers - 0.6%
             8,440    Apple Computer, Inc.*                                                                                  573,582
Computers - Memory Devices - 1.1%
            62,255    EMC Corp.*                                                                                             631,888
             9,135    SanDisk Corp.*,#                                                                                       426,239
                                                                                                                           1,058,127
Computers - Peripheral Equipment - 0.7%
            31,594    Logitech International S.A.*,**                                                                        641,867
Containers - Metal and Glass - 1.7%
            11,280    Ball Corp.                                                                                             432,024
            74,470    Owens-Illinois, Inc.*                                                                                1,126,731
                                                                                                                           1,558,755
Cosmetics and Toiletries - 0.3%
             5,785    Procter & Gamble Co.                                                                                   325,117
Data Processing and Management - 0.3%
            11,560    NAVTEQ Corp.*,#                                                                                        325,761
Diagnostic Kits - 0.6%
            14,200    Dade Behring Holdings, Inc.                                                                            578,366
Distribution/Wholesale - 1.4%
            86,500    Esprit Holdings, Ltd.                                                                                  657,917
           329,600    Li & Fung, Ltd.                                                                                        690,573
                                                                                                                           1,348,490
Diversified Operations - 3.8%
            22,480    General Electric Co.                                                                                   734,871
            88,000    Hutchison Whampoa, Ltd.                                                                                802,965
             3,434    Louis Vuitton Moet Hennessy S.A.**,#                                                                   345,005
           303,000    Melco International Development, Ltd.                                                                  666,817
            39,885    Tyco International, Ltd. (U.S. Shares)                                                               1,040,599
                                                                                                                           3,590,257
Drug Delivery Systems - 0.6%
            12,850    Hospira, Inc.*                                                                                         561,417
E-Commerce/Products - 0.4%
            19,900    Submarino S.A.*                                                                                        374,583
E-Commerce/Services - 0.6%
            10,250    eBay, Inc.*                                                                                            246,718
            14,530    IAC/InterActiveCorp*,#                                                                                 344,506
                                                                                                                             591,224
Electric - Generation - 1.0%
            47,775    AES Corp.*                                                                                             948,812
Electronic Components - Semiconductors - 3.2%
           352,383    ARM Holdings PLC**,#                                                                                   765,219
            19,635    Microsemi Corp.*                                                                                       496,766
             1,230    Samsung Electronics Company, Ltd.**                                                                    782,914
            14,655    SiRF Technology Holdings, Inc.*,#                                                                      279,911
            24,145    Texas Instruments, Inc.                                                                                719,038
                                                                                                                           3,043,848
Electronic Forms - 0.8%
            25,075    Adobe Systems, Inc.*                                                                                   714,888
Energy - Alternate Sources - 0.4%
            13,900    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                          360,427
Enterprise Software/Services - 0.6%
             2,931    SAP A.G.**                                                                                             535,775
Entertainment Software - 0.6%
            11,745    Electronic Arts, Inc.*                                                                                 553,307
Finance - Credit Card - 0.9%
             8,510    American Express Co.                                                                                   443,031
             9,000    Credit Saison Company, Ltd.**                                                                          390,161
                                                                                                                             833,192
Finance - Investment Bankers/Brokers - 5.3%
            21,905    JP Morgan Chase & Co.                                                                                  999,306
             8,767    Macquarie Bank, Ltd.                                                                                   415,518
            12,780    Merrill Lynch & Company, Inc.                                                                          930,640
            78,000    Mitsubishi UFJ Securities Company, Ltd.**,#                                                            878,346
            41,200    optionsXpress Holdings, Inc.#                                                                        1,078,615
            11,941    UBS A.G.**                                                                                             649,669
                                                                                                                           4,952,094
Finance - Mortgage Loan Banker - 1.0%
            18,985    Fannie Mae                                                                                             909,571
Food - Confectionary - 0.4%
             7,530    Wm. Wrigley Jr. Co.                                                                                    345,326
Food - Dairy Products - 0.6%
            14,720    Dean Foods Co.*                                                                                        552,442
Food - Diversified - 0.9%
            86,841    Cadbury Schweppes PLC**                                                                                849,219
Food - Retail - 1.5%
            15,592    Metro A.G.**                                                                                           889,304
             9,360    Whole Foods Market, Inc.                                                                               538,294
                                                                                                                           1,427,598
Food - Wholesale/Distribution - 0.5%
            18,240    Sysco Corp.                                                                                            503,424
Independent Power Producer - 1.0%
            18,215    NRG Energy, Inc.*,#                                                                                    897,089
Insurance Brokers - 0.4%
            12,480    Marsh & McLennan Companies, Inc.                                                                       337,334
Internet Infrastructure Software - 0.4%
            10,200    Akamai Technologies, Inc.*,#                                                                           404,226
Investment Management and Advisory Services - 1.0%
            20,990    National Financial Partners Corp.                                                                      945,390
Medical - Biomedical and Genetic - 1.2%
             8,090    Amgen, Inc.*                                                                                           564,197
            11,746    Celgene Corp.*                                                                                         562,516
                                                                                                                           1,126,713
Medical - Drugs - 3.7%
            17,205    Cubist Pharmaceuticals, Inc.*,#                                                                        394,339
            13,645    Merck & Company, Inc.                                                                                  549,484
             7,263    Roche Holding A.G.**                                                                                 1,292,589
            13,535    Sanofi-Aventis**                                                                                     1,287,212
                                                                                                                           3,523,624
Medical - Generic Drugs - 1.4%
            39,285    Teva Pharmaceutical Industries, Ltd. (ADR)                                                           1,299,548
Medical - HMO - 0.6%
            10,960    Coventry Health Care, Inc.*                                                                            577,592
Medical - Nursing Homes - 0.6%
            11,130    Manor Care, Inc.                                                                                       557,057
Medical Instruments - 1.1%
             5,610    Intuitive Surgical, Inc.*,#                                                                            534,072
            13,585    St. Jude Medical, Inc.*                                                                                501,287
                                                                                                                           1,035,359
Medical Products - 0.6%
            12,450    Varian Medical Systems, Inc.*                                                                          564,234
Oil - Field Services - 1.5%
            20,810    Schlumberger, Ltd. (U.S. Shares)**                                                                   1,391,149
Oil Companies - Exploration and Production - 2.5%
            12,695    Apache Corp.                                                                                           894,617
            27,437    EnCana Corp.**                                                                                       1,479,856
                                                                                                                           2,374,473
Oil Companies - Integrated - 2.4%
            16,275    Lukoil (ADR)                                                                                         1,411,042
            10,741    Suncor Energy, Inc.**                                                                                  866,056
                                                                                                                           2,277,098
Oil Refining and Marketing - 1.7%
            74,479    Reliance Industries, Ltd.                                                                            1,565,723
Pharmacy Services - 0.6%
            10,555    Caremark Rx, Inc.                                                                                      557,304
Power Converters and Power Supply Equipment - 0.4%
             8,825    Hubbell, Inc.                                                                                          414,775
Real Estate Management/Services - 0.3%
            13,000    Mitsubishi Estate Company, Ltd.**                                                                      269,310
Real Estate Operating/Development - 0.9%
           328,000    CapitaLand, Ltd.                                                                                       851,759
Reinsurance - 0.8%
               244    Berkshire Hathaway, Inc. - Class B*                                                                    743,468
Respiratory Products - 0.6%
            15,860    Respironics, Inc.*                                                                                     564,299
Retail - Apparel and Shoe - 1.8%
             9,095    Abercrombie & Fitch Co. - Class A                                                                      481,671
            17,416    Industria de Diseno Textil S.A.**,#                                                                    756,628
            13,880    Nordstrom, Inc.                                                                                        476,084
                                                                                                                           1,714,383
Retail - Computer Equipment - 0.5%
            11,080    GameStop Corp. - Class A*,#                                                                            461,039
Retail - Discount - 0.6%
            12,200    Wal-Mart Stores, Inc.                                                                                  542,900
Retail - Office Supplies - 0.1%
             2,215    Staples, Inc.                                                                                           47,888
Retail - Regional Department Stores - 0.5%
            13,620    Federated Department Stores, Inc.                                                                      478,198
Semiconductor Components/Integrated Circuits - 0.9%
            52,935    Cypress Semiconductor Corp.*,#                                                                         804,083
Semiconductor Equipment - 0.6%
            30,275    ASM Lithography Holding N.V. (U.S. Shares)*,**,#                                                       602,473
Soap and Cleaning Preparations - 0.9%
            21,972    Reckitt Benckiser PLC**                                                                                881,622
Steel - Producers - 1.3%
           119,206    Tata Steel, Ltd.                                                                                     1,270,404
Telecommunication Equipment - Fiber Optics - 0.7%
            33,710    Corning, Inc.*                                                                                         642,850
Telecommunication Services - 1.0%
            21,440    Amdocs, Ltd. (U.S. Shares)*,**                                                                         777,843
             9,660    Time Warner Telecom, Inc. - Class A*,#                                                                 161,805
                                                                                                                             939,648
Television - 1.0%
            93,495    British Sky Broadcasting Group PLC**                                                                   978,909
Therapeutics - 0.6%
             9,395    United Therapeutics Corp.*,#                                                                           557,217
Tobacco - 0.6%
             6,830    Altria Group, Inc.                                                                                     546,195
Toys - 0.3%
            17,356    Marvel Entertainment, Inc.*,#                                                                          306,854
Transportation - Railroad - 1.5%
            21,260    All America Latina Logistica (GDR)                                                                   1,444,370
Transportation - Services - 0.9%
            11,975    United Parcel Service, Inc. - Class B                                                                  825,197
Transportation - Truck - 0.5%
            11,785    Landstar System, Inc.                                                                                  503,102
Web Hosting/Design - 0.5%
             9,207    Equinix, Inc.*                                                                                         482,263
Web Portals/Internet Service Providers - 0.9%
               880    Google, Inc. - Class A*                                                                                340,208
            17,540    Yahoo!, Inc.*                                                                                          476,036
                                                                                                                             816,244
Wireless Equipment - 0.6%
            16,685    QUALCOMM, Inc.                                                                                         588,313
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $79,213,216)                                                                                     82,249,495
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 1.2%
Finance - Investment Bankers/Brokers - 1.2%
             5,583    Merrill Lynch & Company, Inc., convertible, (Gilead Sciences, Inc.), 0% (144A)##                       337,269
             5,582    Merrill Lynch & Company, Inc., convertible, (Gilead Sciences, Inc.), 0% (144A)##                       337,209
             5,027    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A)##                                          239,587
             5,027    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A)##                                          240,190
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $1,146,637)                                                                     1,154,255
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.2%
           524,380    Janus Institutional Cash Reserves Fund, 5.23%                                                          524,380
         2,467,620    Janus Money Market Fund, 5.26%                                                                       2,467,620
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $2,992,000)                                                                                      2,992,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 8.2%
           444,265    Foreign Bonds+                                                                                         444,265
         7,308,290    State Street Navigator Securities Lending Prime Portfolio+                                           7,308,290
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $7,752,555)                                                                                   7,752,555
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $91,104,408) - 100%                                                                        $94,148,305
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Australia                                   $        415,518                0.4%
Belgium                                              893,937                0.9%
Bermuda                                            3,285,566                3.5%
Brazil                                             1,818,953                1.9%
Canada                                             3,772,389                4.0%
Cayman Islands                                       360,427                0.4%
France                                             2,582,308                2.8%
Germany                                            2,064,657                2.2%
Hong Kong                                          2,590,564                2.8%
India                                              2,836,127                3.0%
Israel                                             1,299,548                1.4%
Japan                                              4,380,920                4.7%
Netherlands                                        1,993,622                2.1%
Russia                                             1,411,042                1.5%
Singapore                                            851,759                0.9%
South Korea                                        1,167,852                1.2%
Spain                                                756,628                0.8%
Switzerland                                        3,479,586                3.7%
United Kingdom                                     7,216,278                7.7%
United States++                                   50,970,624               54.1%
                                            ----------------              -----
Total                                       $     94,148,305              100.0%
                                            ================              =====

++Includes Short-Term Securities and Other Securities (42.7% excluding Short-Term Securities and Other Securities)


Forward Currency Contracts (Open at July 31, 2006)

Currency Sold                       Currency   Currency Value         Unrealized
and Settlement Date               Units Sold        in $ U.S.        Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 1/11/07              1,524,000   $    2,855,736    $      (54,777)
Canadian Dollar 1/11/07            1,210,000        1,075,241            14,653
Euro 1/11/07                       2,074,000        2,675,362           (31,012)
Japanese Yen 8/24/06              60,000,000          525,406             5,084
Japanese Yen 1/11/07             122,000,000        1,089,204            (5,723)
South Korean Won 10/19/06        450,000,000          472,640             4,941
Swiss Franc 1/11/07                1,885,000        1,559,515           (11,260)
--------------------------------------------------------------------------------
Total                                          $   10,253,104    $      (78,094)
--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

#           Loaned security; a portion or all of the security is on loan at July
            31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.


## Schedule of Restricted and Illiquid Securities

                                                                                                              Value as a %
                                                     Acquisition          Acquisition                         of Investment
                                                         Date                Cost           Value               Securities
---------------------------------------------------------------------------------------------------------------------------
Janus Research Fund
Merrill Lynch & Company, Inc.
   convertible, (Gilead Sciences, Inc.), 0% (144A)      7/18/06       $      336,375    $      337,209              0.4%
Merrill Lynch & Company, Inc.
   convertible, (Gilead Sciences, Inc.), 0% (144A)      7/18/06              336,316           337,269              0.4%
Morgan Stanley Co.
   convertible, (Celgene Corp.), 0% (144A)              7/24/06              236,973           239,587              0.2%
Morgan Stanley Co.
   convertible, (Celgene Corp.), 0% (144A)              7/24/06              236,973           240,190              0.2%
---------------------------------------------------------------------------------------------------------------------------
                                                                      $    1,146,637    $    1,154,255              1.2%
---------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2006 are noted below.

Fund                                                             Aggregate Value
Janus Research Fund                                                 $ 26,139,405

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 17.5%
Beverages - Non-Alcoholic - 1.0%
   $     2,210,000    Bottling Group LLC, 2.45%, senior notes, due 10/16/06                                             $  2,196,521
Brewery - 0.7%
         1,555,000    SABMiller PLC, 5.78%, notes, due 7/1/09 (144A)***                                                    1,554,569
Cable Television - 0.6%
         1,290,000    Comcast Corp., 5.80031%, company guaranteed notes, due 7/14/09***                                    1,291,591
Cellular Telecommunications - 0.3%
           725,000    Rogers Wireless Communications, Inc., 7.61625%, secured notes, due 12/15/10***                         744,938
Diversified Financial Services - 1.5%
         3,520,000    General Electric Capital Corp., 3.50%, notes, due 8/15/07**                                          3,446,960
Electric - Integrated - 1.2%
         2,769,000    FirstEnergy Corp., 5.50%, notes, due 11/15/06**                                                      2,767,970
Finance - Auto Loans - 1.3%
         2,830,000    Ford Motor Credit Co., 9.95688%, notes, due 4/15/12***                                               2,916,632
Finance - Investment Bankers/Brokers - 1.4%
         3,165,000    Citigroup, Inc., 3.50%, notes, due 2/1/08**                                                          3,077,542
Independent Power Producer - 1.2%
           485,240    NRG Energy, Inc., 7.49875%, bank loan, due 2/1/13***                                                   485,847
         2,122,988    NRG Energy, Inc., 7.23063%, bank loan, due 2/1/13***                                                 2,129,845
                                                                                                                           2,615,692
Oil Companies - Exploration and Production - 0.7%
         1,560,000    Kerr-McGee Corp., 6.875%, secured notes, due 9/15/11                                                 1,634,813
Oil Companies - Integrated - 1.6%
         1,560,000    ConocoPhillips, 5.51%, company guaranteed notes, due 4/11/07***                                      1,560,053
         2,185,000    BP Capital Markets PLC, 2.75%, company guaranteed notes, due 12/29/06                                2,161,130
                                                                                                                           3,721,183
Paper and Related Products - 0.2%
           120,470    Georgia Pacific Corporation, Inc., 8.30%, bank loan, due 12/23/13***                                   121,431
           120,470    Georgia Pacific Corporation, Inc., 8.30%, bank loan, due 12/23/13***                                   121,431
           120,470    Georgia Pacific Corporation, Inc., 8.30%, bank loan, due 12/23/13***                                   121,431
           120,470    Georgia Pacific Corporation, Inc., 8.30%, bank loan, due 12/23/13***                                   121,431
            60,235    Georgia Pacific Corporation, Inc., 8.30%, bank loan, due 12/23/13***                                    60,715
                                                                                                                             546,439
Photo Equipment and Supplies - 0.8%
         1,389,266    Eastman Kodak Co., 7.75688%, bank loan, due 10/18/12***                                              1,387,293
           387,680    Eastman Kodak Co., 7.52%, bank loan, due 10/18/12***                                                   387,129
                                                                                                                           1,774,422
Pipelines - 1.2%
         1,740,000    Enterprise Products Operating L.P., 4.00%, senior notes, due 10/15/07                                1,703,075
           985,000    Williams Companies, Inc., 7.50813%, notes, due 10/1/10 (144A)***,###                                   999,775
                                                                                                                           2,702,850
Reinsurance - 1.5%
         3,565,000    Berkshire Hathaway, Inc., 3.375%, notes, due 10/15/08                                                3,414,432
Retail - Computer Equipment - 0.1%
           260,000    GSC Holdings Corp., 9.38313%, company guaranteed notes, due 10/1/11***                                 271,050
Rubber - Tires - 0.8%
         1,720,000    Goodyear Tire & Rubber Co., 8.50%, notes, due 3/15/07                                                1,715,700
Specified Purpose Acquisition Company - 0.2%
           470,250    Solar Capital Corp., 7.66%, bank loan, due 1/5/13***                                                   471,976
Telecommunication Services - 0.3%
           750,000    Verizon Global Funding Corp., 4.00%, senior unsecured notes, due 1/15/08**                             734,130
Telephone - Integrated - 0.5%
         1,100,000    Mountain States Telephone & Telegraph Co., 6.00%, debentures, due 8/1/07                             1,091,750
Transportation - Railroad - 0.4%
           735,000    TFM S.A. de C.V., 12.50%, senior notes, due 6/15/12                                                    808,500
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $39,750,162)                                                                                  39,499,660
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.5%
         1,815,000    Federal Home Loan Bank System, 3.75%, due 5/15/07                                                    1,791,365
         6,215,000    Freddie Mac, 3.625%, due 9/15/06                                                                     6,200,283
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $8,023,635)                                                                           7,991,648
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes - 51.8%
           260,000    U.S. Treasury Notes, 2.50%, due 9/30/06#                                                               258,842
           185,000    U.S. Treasury Notes, 3.00%, due 12/31/06#                                                              183,338
         3,914,269    U.S. Treasury Notes, 3.375%, due 1/15/07##,#                                                         3,919,925
         7,135,000    U.S. Treasury Notes, 3.125%, due 1/31/07#                                                            7,064,763
         5,655,000    U.S. Treasury Notes, 3.75%, due 3/31/07#                                                             5,603,087
        11,080,000    U.S. Treasury Notes, 3.625%, due 4/30/07#                                                           10,956,646
         2,980,000    U.S. Treasury Notes, 3.125%, due 5/15/07#                                                            2,933,786
         1,610,000    U.S. Treasury Notes, 3.875%, due 7/31/07#                                                            1,590,630
        14,145,000    U.S. Treasury Notes, 2.75%, due 8/15/07#                                                            13,812,367
           185,000    U.S. Treasury Notes, 4.00%, due 9/30/07#                                                               182,709
        12,000,000    U.S. Treasury Notes, 4.25%, due 10/31/07#                                                           11,881,872
         8,645,000    U.S. Treasury Notes, 3.00%, due 11/15/07#                                                            8,424,146
         9,165,000    U.S. Treasury Notes, 4.375%, due 1/31/08#                                                            9,077,648
         1,580,000    U.S. Treasury Notes, 4.625%, due 2/29/08#                                                            1,570,495
         9,848,000    U.S. Treasury Notes, 4.625%, due 3/31/08**,#                                                         9,786,066
         3,120,000    U.S. Treasury Notes, 4.875%, due 4/30/08#                                                            3,113,052
           990,000    U.S. Treasury Notes, 3.75%, due 5/15/08#                                                               969,117
           530,000    U.S. Treasury Notes, 4.875%, due 5/31/08#                                                              528,737
         1,695,000    U.S. Treasury Notes, 5.00%, due 7/31/08                                                              1,696,059
         2,850,000    U.S. Treasury Notes, 4.375%, due 11/15/08#                                                           2,814,375
        15,535,000    U.S. Treasury Notes, 4.50%, due 2/15/09#                                                            15,368,124
         2,540,000    U.S. Treasury Notes, 4.00%, due 6/15/09#                                                             2,477,691
         2,337,000    U.S. Treasury Notes, 3.50%, due 8/15/09#                                                             2,244,158
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes (cost $117,486,810)                                                                            116,457,633
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 1.1%
         1,217,425    California Infrastructure and Economic Development Bank Industrial Revenue
                      Series B, 1.20%, 4/1/24                                                                              1,217,425
         1,335,450      Cunat Capital Corp., Series 1998-A, 5.61%, 12/1/28                                                 1,335,450
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (Cost $2,552,875)                                                                                2,552,875
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 6.0%
           901,500    Janus Government Money Market Fund, 5.21%                                                              901,500
         9,140,251    Janus Institutional Cash Reserves Fund, 5.23%                                                        9,140,251
         3,519,249    Janus Money Market Fund, 5.26%                                                                       3,519,249
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $13,561,000)                                                                                    13,561,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 20.1%
        45,396,718    State Street Navigator Securities Lending Prime Portfolio+ (cost $ 45,396,718)                      45,396,718
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $226,771,200) - 100%                                                                      $225,459,534
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Canada                                      $        744,938                0.3%
Mexico                                               808,500                0.4%
United Kingdom                                     3,715,699                1.6%
United States++                                  220,190,397               97.7%
                                            ----------------              -----
Total                                       $    225,459,534              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (71.6% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)


PLC               Public Limited Company


144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

**

            A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***         Rate is subject to change. Rate shown reflects current rate.

##          Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.


### Schedule of Restricted and Illiquid Securities

                                                                                                                       Value as a %
                                                                                                                      of Investment
                                                                Acquisition Date   Acquisition Cost       Value         Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Short-Term Bond Fund
Williams Companies, Inc., 7.50813%, notes, due 10/1/10 (144A)         9/8/05       $        985,000     $ 999,775          0.4%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2006. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2006 are noted below.

Fund                                                             Aggregate Value
Janus Short-Term Bond Fund                                            $1,713,343


The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2006.

Janus Small Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 75.8%
Agricultural Chemicals - 1.6%
         1,926,000    UAP Holding Corp.#                                                                              $   37,942,200
Athletic Equipment - 0.3%
           600,000    Nautilus, Inc.#                                                                                      7,536,000
Automotive - Medium and Heavy Duty Trucks - 0.3%
           550,000    A.S.V., Inc.*,#                                                                                      8,393,000
Building - Mobile Home and Manufactured Homes - 0.5%
         1,200,000    Monaco Coach Corp.#                                                                                 12,780,000
Building and Construction Products - Miscellaneous - 0.8%
           251,300    ElkCorp#                                                                                             6,267,422
           500,000    Trex Company, Inc.*,#                                                                               14,100,000
                                                                                                                          20,367,422
Chemicals - Specialty - 5.5%
         1,800,000    Chemtura Corp.#                                                                                     15,498,000
         2,100,000    Ferro Corp.                                                                                         33,915,000
         1,079,200    Lubrizol Corp.                                                                                      46,157,384
         1,450,000    MacDermid, Inc.#                                                                                    39,193,500
                                                                                                                         134,763,884
Circuit Boards - 0.3%
           750,300    TTM Technologies, Inc.*                                                                              8,283,312
Coal - 0.4%
           260,000    Arch Coal, Inc.#                                                                                     9,864,400
Commercial Banks - 5.6%
         1,900,000    F.N.B. Corp.#                                                                                       31,426,000
           977,400    First Charter Corp.#                                                                                23,047,092
         1,650,000    First Financial Bancorp.#                                                                           24,634,500
           250,000    First Midwest Bancorp, Inc.#                                                                         8,925,000
         1,350,000    Old National Bancorp#                                                                               25,758,000
         1,000,000    Susquehanna Bancshares, Inc.#                                                                       24,180,000
                                                                                                                         137,970,592
Computer Services - 1.3%
         1,300,000    Covansys Corp.*,#                                                                                   19,279,000
           550,000    Manhattan Associates, Inc.*                                                                         11,583,000
                                                                                                                          30,862,000
Computers - Integrated Systems - 0.3%
           368,200    Jack Henry & Associates, Inc.#                                                                       6,947,934
Consulting Services - 0.7%
           600,000    MAXIMUS, Inc.                                                                                       16,284,000
Decision Support Software - 0.3%
           787,000    Wind River Systems, Inc.*                                                                            6,508,490
Distribution/Wholesale - 0.4%
           250,000    Tech Data Corp.*,#                                                                                   9,295,000
Diversified Operations - 0.8%
         1,250,000    Federal Signal Corp.#                                                                               18,662,500
Electric Products - Miscellaneous - 0.3%
           200,000    Littelfuse, Inc.*,#                                                                                  6,756,000
Electronic Components - Semiconductors - 0.4%
           355,500    Cree, Inc.*,#                                                                                        7,014,015
         1,308,100    Pixelworks, Inc.*,#                                                                                  2,838,577
                                                                                                                           9,852,592
Electronic Measuring Instruments - 0.3%
           300,000    Orbotech, Ltd.*                                                                                      6,468,000
Engines - Internal Combustion - 0.5%
           500,000    Briggs & Stratton Corp.#                                                                            12,800,000
Enterprise Software/Services - 0.6%
           475,000    Hyperion Solutions Corp.*,#                                                                         14,801,000
Food - Diversified - 0.3%
           225,000    Corn Products International, Inc.#                                                                   7,483,500
Food - Retail - 1.1%
         1,100,000    Ruddick Corp.#                                                                                      26,928,000
Footwear and Related Apparel - 2.3%
         2,150,000    Wolverine World Wide, Inc.#                                                                         54,696,000
Instruments - Scientific - 0.6%
           300,000    Varian, Inc.*,#                                                                                     13,494,000
Internet Infrastructure Equipment - 0.7%
           625,000    Avocent Corp.*                                                                                      15,987,500
Internet Infrastructure Software - 0.4%
           750,000    RADWARE, Ltd. (U.S. Shares)*,#                                                                       9,007,500
Investment Management and Advisory Services - 1.8%
         2,000,000    Waddell & Reed Financial, Inc. - Class A#                                                           43,540,000
Machinery - Farm - 0.1%
            74,500    Lindsay Manufacturing Co.#                                                                           1,993,620
Machinery - General Industrial - 0.8%
           550,000    Albany International Corp. - Class A#                                                               19,761,500
Medical - Generic Drugs - 1.8%
         2,700,000    Perrigo Co.                                                                                         42,768,000
Medical - Hospitals - 0.2%
           150,000    LifePoint Hospitals, Inc.*,#                                                                         5,053,500
Medical Information Systems - 0.5%
         1,200,000    Dendrite International, Inc.*,#                                                                     10,932,000
Medical Products - 1.5%
           900,000    Invacare Corp.#                                                                                     18,927,000
           750,000    Wright Medical Group, Inc.*,#                                                                       16,522,500
                                                                                                                          35,449,500
Medical Sterilization Products - 1.1%
         1,106,100    Steris Corp.                                                                                        25,628,337
Metal Processors and Fabricators - 1.8%
         1,200,000    Kaydon Corp.#                                                                                       43,500,000
Multi-Line Insurance - 2.0%
         2,250,000    Old Republic International Corp.                                                                    47,857,500
Networking Products - 0.4%
         1,000,000    Foundry Networks, Inc.*,#                                                                           10,360,000
Oil Companies - Exploration and Production - 7.0%
           229,000    Bill Barrett Corp.*,#                                                                                7,080,680
         1,275,000    Compton Petroleum Corp.*                                                                            16,899,355
           900,000    Edge Petroleum Corp.*,#, **                                                                         19,071,000
           600,000    Encore Acquisition Co.*,#                                                                           18,276,000
           900,000    Forest Oil Corp.*                                                                                   30,158,999
           250,000    Newfield Exploration Co.*,#                                                                         11,595,000
         1,500,000    Petrohawk Energy Corp.*,#                                                                           17,580,000
           325,898    Quest Resource Corp.*,#                                                                              3,975,956
           650,000    St. Mary Land & Exploration Co.#                                                                    27,950,000
           450,000    Stone Energy Corp.*                                                                                 21,037,500
                                                                                                                         173,624,490
Oil Field Machinery and Equipment - 0.4%
           500,000    Complete Production Services, Inc.*,#                                                               10,300,000
Paper and Related Products - 3.7%
         1,000,000    Glatfelter#                                                                                         15,600,000
           478,938    Potlatch Corp.#                                                                                     16,576,044
           700,000    Rayonier, Inc.                                                                                      27,867,000
           504,917    Schweitzer-Mauduit International, Inc.                                                              10,214,471
         1,650,000    Wausau Paper Corp.#                                                                                 20,196,000
                                                                                                                          90,453,515
Property and Casualty Insurance - 0.4%
           225,000    RLI Corp.                                                                                           10,638,000
Publishing - Books - 0.8%
           650,000    Scholastic Corp.*                                                                                   18,687,500
Publishing - Periodicals - 1.4%
         2,400,000    Reader's Digest Association, Inc.#                                                                  32,784,000
Radio - 1.1%
         1,100,000    Entercom Communications Corp.#                                                                      27,885,000
Reinsurance - 0.5%
           400,000    IPC Holdings, Ltd.#                                                                                 11,500,000
REIT - Apartments - 0.5%
           200,000    Home Properties, Inc.                                                                               11,156,000
REIT - Manufactured Homes - 0.6%
           325,000    Equity Lifestyle Properties, Inc.#                                                                  13,965,250
REIT - Storage - 0.3%
           378,700    U-Store-It Trust#                                                                                    7,218,022
REIT - Warehouse and Industrial - 0.6%
           300,000    EastGroup Properties, Inc.#                                                                         14,109,000
Research and Development - 0.4%
           450,000    PRA International*,#                                                                                10,413,000
Resorts and Theme Parks - 0.3%
           300,000    Intrawest Corp. (U.S. Shares)#                                                                       8,367,000
Retail - Apparel and Shoe - 1.2%
         1,150,000    The Finish Line, Inc. - Class A#                                                                    14,145,000
           584,300    Kenneth Cole Productions, Inc.#                                                                     14,075,787
                                                                                                                          28,220,787
Retail - Convenience Stores - 1.8%
         1,900,000    Casey's General Stores, Inc.                                                                        42,997,000
Retail - Discount - 1.5%
         1,550,000    Fred's, Inc.#                                                                                       18,584,500
         1,209,900    Tuesday Morning Corp.#                                                                              17,495,154
                                                                                                                          36,079,654
Retail - Pet Food and Supplies - 0.6%
           550,000    PETCO Animal Supplies, Inc.*,#                                                                      15,438,500
Retail - Propane Distribution - 1.1%
         1,000,000    Inergy L.P.*,#                                                                                      27,060,000
Retail - Restaurants - 0.1%
           212,200    The Steak n Shake Co.*                                                                               3,136,316
Rubber - Tires - 0.9%
         2,300,000    Cooper Tire & Rubber Co.                                                                            22,977,000
Savings/Loan/Thrifts - 4.4%
         1,000,000    Brookline Bancorp, Inc.#                                                                            12,980,000
         1,800,000    Dime Community Bancshares#,**                                                                       25,146,000
         1,800,000    First Niagara Financial Group, Inc.#                                                                26,334,000
         1,320,000    Flushing Financial Corp. **                                                                         21,964,800
         1,100,000    Provident Financial Services, Inc.#                                                                 19,844,000
                                                                                                                         106,268,800
Schools - 0.5%
           600,000    Universal Technical Institute, Inc.*,#                                                              12,078,000
Semiconductor Components/Integrated Circuits - 0.4%
           400,000    Standard Microsystems Corp.*,#                                                                      10,632,000
Telecommunication Equipment - 0.3%
           487,500    Plantronics, Inc.#                                                                                   7,585,500
Telecommunication Services - 0.7%
         2,300,000    Premiere Global Services, Inc.*,#                                                                   16,859,000
Transportation - Railroad - 1.6%
         1,600,000    Kansas City Southern*,#                                                                             39,392,000
Transportation - Services - 2.4%
         2,200,000    Laidlaw International, Inc.                                                                         58,300,000
Transportation - Truck - 1.0%
           900,000    J.B. Hunt Transport Services, Inc.#                                                                 18,513,000
           381,700    Knight Transportation, Inc.#                                                                         6,549,972
                                                                                                                          25,062,972
Wireless Equipment - 0.7%
         3,550,000    Stratex Networks, Inc.*,#                                                                           12,460,500
         1,829,294    Wireless Facilities, Inc.*,#                                                                         4,408,599
                                                                                                                          16,869,099
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,659,568,686)                                                                               1,841,636,188
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 8.9%
        25,258,154    Janus Government Money Market Fund, 5.21%                                                           25,258,154
       117,538,915    Janus Institutional Cash Reserve Fund, 5.23%                                                       116,407,565
        73,851,831    Janus Money Market Fund, 5.26%                                                                      73,785,281
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $215,451,000)                                                                                  215,451,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 15.3%
       371,394,404    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $371,394,404)                                                              371,394,404

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,246,414,090) - 100%                                                                  $2,428,481,592
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Bermuda                                     $     11,500,000              0.5 %
Canada                                            25,266,355                0.9
Israel                                            15,475,500                0.7
United States++                                2,376,239,737               97.9
                                            ----------------              -----
Total                                       $  2,428,481,592              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (73.7% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

** The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2006.

                                      Purchases                      Sales            Realized      Dividend        Value
                                 Shares        Cost          Shares        Cost      Gain/(Loss)     Income       at 7/31/06
----------------------------------------------------------------------------------------------------------------------------
Janus Small Cap Value Fund
Dime Community Bancshares        250,000   $ 3,626,232            --   $        --   $        --   $   686,000   $25,146,000
Edge Petroleum Corp.             900,000    21,204,610            --            --            --            --    19,071,000
Flushing Financial Corp.       1,320,000    22,185,061            --            --            --       154,090    21,964,800
----------------------------------------------------------------------------------------------------------------------------
                                           $47,015,903                 $        --   $        --   $   840,090   $66,181,800
----------------------------------------------------------------------------------------------------------------------------

Janus Tax-Exempt Money Market Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities - 100%

Alaska - 4.0%
         3,170,000    North Slope Borough, Alaska, General Obligation Refunding Bonds, (MBIA Insured)
                      Series A, Variable Rate, 3.68%, 6/30/10                                                            $ 3,170,000
Colorado - 33.6%
           900,000    Arvada, Colorado, Variable Rate, 3.95%, 11/1/20                                                        900,000
         1,555,000    Aurora, Colorado, Centretech Metropolitan District, Series A, Variable Rate, 3.45%
                      12/1/28*                                                                                             1,555,000
         3,000,000    Brighton Crossing Metropolitan District No.4, Variable Rate, 3.79%, 12/1/34                          3,000,000
         7,000,000    Colorado Educational and Cultural Facilities Authority Revenue, (California Baptist
                      University Project), Variable Rate, 3.74%, 9/1/35                                                    7,000,000
         1,990,000    Commerce City, Colorado, Northern Infrastructure General Improvement District, Variable
                       Rate, 3.69%, 12/1/31                                                                                1,990,000
         4,000,000    Ebert Metropolitan District Securitization Trust, Series 2004-S1, Variable Rate, 3.79%
                      12/1/34                                                                                              4,000,000
         1,300,000    Ebert Metropolitan District Securitization Trust, Series 2005-S1, Variable Rate, 3.79%
                      12/1/09                                                                                              1,300,000
         1,000,000    Four Mile Ranch Metropolitan District No. 1, Colorado, Variable Rate, 3.50%, 12/1/35                 1,000,000
         2,750,000    NBC Metropolitan District, Colorado, Variable Rate, 3.69%, 12/1/30                                   2,750,000
         3,215,000    Triview, Colorado, Metropolitan District, Variable Rate, 3.375%, 11/21/23                            3,215,000
                                                                                                                          26,710,000
Delaware - 4.4%

         3,500,000    Delaware Economic Development Authority, (Archmere Academy, Inc. Project), Variable
                      Rate, 3.67%, 7/1/36                                                                                  3,500,000

Georgia - 2.5%
         2,000,000    Atlanta, Georgia, Subordinate Lien Tax Allocation Bonds, (Atlantic Station Project)
                      Variable Rate, 3.74%, 12/1/24                                                                        2,000,000
Illinois - 18.6%
         2,500,000    Chicago, Illinois, Tax Increment, Series B, Variable Rate, 3.75%, 12/1/14                            2,500,000
         8,025,000    Illinois Development Finance Authority Revenue, (Illinois Central College), Series A
                      Variable Rate, 3.83%, 6/1/33                                                                         8,025,000
         2,900,000    Illinois Development Finance Authority Revenue, (Shelby Memorial Hospital Association, Inc.)
                      Series B-1, Variable Rate, 3.77%, 10/1/29                                                            2,900,000
         1,275,000    Illinois Development Finance Authority Revenue, (St. Anthony's Health Center), Program
                      E-1, Variable Rate, 3.77%, 10/1/29                                                                   1,275,000
            75,000    Illinois Health Facilities Authority Revenue, (Swedish Covenant Hospital), Series A
                      Variable Rate, 3.67%, 8/15/33                                                                           75,000
                                                                                                                          14,775,000
Indiana - 1.4%
         1,100,000    Logansport, Indiana, Economic Development Revenue, (Modine Manufacturing Co.)
                      Variable Rate, 3.70%, 1/1/08                                                                         1,100,000
Iowa - 8.2%
         5,250,000    Buffalo, Iowa, Pollution Control Revenue, (LaFarge Corp.), Series B, Variable Rate
                      3.88%, 10/1/10                                                                                       5,250,000
         1,275,000    Iowa Finance Authority Small Business Development Revenue, (Terrace Center
                      Association), Variable Rate, 3.80%, 3/1/22                                                           1,275,000
                                                                                                                           6,525,000
Kansas - 1.4%
         1,100,000    Salina, Kansas, Revenue, (Salina Central Mall - Dillards), Variable Rate, 3.83%
                      12/1/14                                                                                              1,100,000
Minnesota - 3.4%
         1,170,000    St. Paul, Minnesota, Housing and Redevelopment Authority Revenue, (Goodwill/Easter
                      Seals), Variable Rate, 3.80%, 8/1/25                                                                 1,170,000
         1,500,000    Stillwater, Minnesota, Private School Facilities Revenue, (Catholic Finance Corporation
                      Project), Variable Rate, 3.80%, 12/1/22                                                              1,500,000
                                                                                                                           2,670,000
Nebraska - 2.4%
         1,900,000    Norfolk, Nebraska, Industrial Development Revenue, (Supervalu, Inc.), Variable Rate
                      3.76%, 11/1/14                                                                                       1,900,000
Nevada - 2.4%
         1,900,000    Clark County, Nevada, Economic Development Revenue, (Lutheran Secondary School
                      Association), Variable Rate, 3.83%, 2/1/30                                                           1,900,000
Ohio - 2.5%
         2,000,000    Hilliard, Ohio, School District Bond Anticipation Notes, Variable Purpose, 4.50%
                      6/14/07                                                                                              2,014,243
Pennsylvania - 3.0%
           550,000    Delaware County, Pennsylvania, Authority Revenue, (White Horse Village Project)
                      Series B, Variable Rate, 3.66%, 7/1/36                                                                 550,000

         1,800,000    Washington County, Pennsylvania, Hospital Authority Revenue, Variable Rate, 3.90%
                      7/1/31                                                                                               1,800,000
                                                                                                                           2,350,000
Texas - 11.1%
         4,675,000    Alamo Heights, Texas, Higher Education Facilities Corp. Revenue, (University of the
                      Incarnate Word), Variable Rate, 3.73%, 4/1/19                                                        4,675,000
           500,000    Lufkin, Texas, Health Facilities Development Corp., Health Systems Revenue and
                      Refunding Bonds, (Memorial Health System of East Texas), Variable Rate, 3.68%, 2/15/35                 500,000

         3,615,000    State of Texas, (Tax and Revenue Anticipation Notes), 4.50%, 8/31/06                                 3,618,756
                                                                                                                           8,793,756
Vermont - 1.1%
           900,000    Vermont Educational and Health Buildings Financing Agency, (Gifford Medical Center
                      Project), Series A, Variable Rate, 3.67%, 10/1/36                                                      900,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $79,407,999) - 100%                                                                        $79,407,999
------------------------------------------------------------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)


MBIA              Municipal Bond Investors Assurance Corp.


*           Security is illiquid.


The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2006.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Triton Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100%
Advertising Sales - 1.8%
            17,430    Focus Media Holding, Ltd. (ADR)*                                                                  $  1,091,293
            16,608    Lamar Advertising Co.*                                                                                 814,456
                                                                                                                           1,905,749
Aerospace and Defense - 2.0%
            80,275    TransDigm Group, Inc.*                                                                               2,055,040
Apparel Manufacturers - 1.0%
            50,835    Volcom, Inc.*                                                                                        1,023,309
Auction House - Art Dealer - 1.2%
            22,350    Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                        1,206,900
Audio and Video Products - 1.9%
           109,350    DTS, Inc.*                                                                                           2,036,097
Building Products - Doors and Windows - 1.1%
            73,430    PGT, Inc.*                                                                                           1,156,523
Casino Hotels - 0.5%
             9,820    Station Casinos, Inc.                                                                                  538,725
Commercial Banks - 1.1%
            24,310    Westamerica Bancorporation                                                                           1,169,554
Commercial Services - 1.6%
            38,580    CoStar Group, Inc.*                                                                                  1,673,215
Commercial Services - Finance - 1.9%
            66,280    Bankrate, Inc.*                                                                                      1,994,365
Computer Services - 3.0%
            49,785    Ceridian Corp.*                                                                                      1,195,338
            61,195    IHS, Inc. - Class A*                                                                                 1,940,493
                                                                                                                           3,135,831
Computer Software - 0.5%
            75,980    Omniture, Inc.*                                                                                        547,816
Data Processing and Management - 1.7%
            61,330    NAVTEQ Corp.*                                                                                        1,728,279
Distribution/Wholesale - 2.5%
            27,915    MWI Veterinary Supply, Inc.*                                                                         1,045,975
            62,665    NuCo2, Inc.                                                                                          1,525,266
                                                                                                                           2,571,241
Diversified Operations - 1.3%
         3,134,289    Polytec Asset Holdings, Ltd.**                                                                         814,813
            12,735    Roper Industries, Inc.                                                                                 575,622
                                                                                                                           1,390,435
Electronic Components - Semiconductors - 2.2%
            40,478    Silicon-On-Insulator Technologies (SOITEC)*                                                          1,079,634
            63,565    SiRF Technology Holdings, Inc.*                                                                      1,214,091
                                                                                                                           2,293,725
Electronic Measuring Instruments - 3.5%
            75,137    Trimble Navigation, Ltd.*                                                                            3,608,830
Enterprise Software/Services - 1.9%
           120,620    Omnicell, Inc.*                                                                                      1,966,106
E-Services/Consulting - 0.8%
            69,460    RightNow Technologies, Inc.*                                                                           842,550
Filtration and Separations Products - 0.6%
            17,730    Donaldson Company, Inc.                                                                                583,140
Finance - Other Services - 4.3%
            57,920    International Securities Exchange, Inc.                                                              2,356,764
           211,365    MarketAxess Holdings, Inc.*                                                                          2,147,468
                                                                                                                           4,504,232
Food - Retail - 1.1%
            61,785    Wild Oats Markets, Inc.*                                                                             1,105,334
Hazardous Waste Disposal - 2.2%
            34,215    Stericycle, Inc.*                                                                                    2,298,564
Hotels and Motels - 1.0%
            19,795    Four Seasons Hotels, Inc.                                                                            1,088,923
Human Resources - 1.5%
            19,330    Kenexa Corp.*                                                                                          457,155
            47,010    Resources Connection, Inc.*                                                                          1,112,726
                                                                                                                           1,569,881
Internet Content-Entertainment - 0.6%
           116,460    Harris Interactive, Inc.*                                                                              662,657
Internet Infrastructure Software - 1.3%
            33,400    Akamai Technologies, Inc.*                                                                           1,323,642
Medical - Drugs - 2.8%
            26,915    Adams Respiratory Therapeutics, Inc.*                                                                1,203,639
            50,205    Adolor Corp.*                                                                                        1,201,406
            24,395    Cubist Pharmaceuticals, Inc.*                                                                          559,133
                                                                                                                           2,964,178
Medical - HMO - 0.6%
            35,830    Centene Corp.*                                                                                         582,238
Medical Instruments - 4.2%
            75,995    CONMED Corp.*                                                                                        1,516,100
            19,785    Intuitive Surgical, Inc.*                                                                            1,883,531
            22,215    Ventana Medical Systems, Inc.*                                                                       1,035,441
                                                                                                                           4,435,072
Medical Products - 2.1%
            49,090    Varian Medical Systems, Inc.*                                                                        2,224,759
Office Furnishings - Original - 1.0%
            59,140    Knoll, Inc.                                                                                          1,017,208
Oil and Gas Drilling - 1.1%
            40,240    Helmerich & Payne, Inc.                                                                              1,113,843
Oil Companies - Exploration and Production - 1.1%
            38,610    Carrizo Oil & Gas, Inc.*                                                                             1,143,242
Physician Practice Management - 2.1%
            41,715    Healthways, Inc.*                                                                                    2,240,930
Printing - Commercial - 2.1%
            98,595    VistaPrint, Ltd.*                                                                                    2,180,921
Private Corrections - 1.0%
            19,685    Corrections Corporation of America*                                                                  1,074,801
Real Estate Operating/Development - 1.1%
            25,105    St. Joe Co.                                                                                          1,127,215
Recreational Vehicles - 1.0%
            27,935    Polaris Industries, Inc.                                                                             1,067,676
REIT - Mortgages - 1.1%
            47,699    CapitalSource, Inc.                                                                                  1,125,219
Resorts and Theme Parks - 1.0%
            38,285    Intrawest Corp. (U.S. Shares)                                                                        1,067,769
Respiratory Products - 2.3%
            68,715    Respironics, Inc.*                                                                                   2,444,880
Retail - Apparel and Shoe - 2.2%
            43,665    Abercrombie & Fitch Co. - Class A                                                                    2,312,498
Retail - Computer Equipment - 1.5%
            25,078    GameStop Corp. - Class A*                                                                            1,043,496
            13,720    GameStop Corp. - Class B*                                                                              515,872
                                                                                                                           1,559,368
Retail - Gardening Products - 2.0%
            45,590    Tractor Supply Co.*                                                                                  2,085,287
Retail - Petroleum Products - 2.1%
            47,180    World Fuel Services Corp.                                                                            2,232,558
Retail - Restaurants - 1.0%
            19,845    Chipotle Mexican Grill, Inc. - Class A*                                                              1,041,863
Retail - Sporting Goods - 0.9%
            32,435    Zumiez, Inc.*                                                                                          970,780
Semiconductor Components/Integrated Circuits - 2.1%
           145,970    Cypress Semiconductor Corp.*                                                                         2,217,284
Storage and Warehousing - 1.0%
            34,350    Mobile Mini, Inc.*                                                                                   1,051,797
Telecommunication Services - 4.5%
            68,740    NeuStar, Inc. - Class A*                                                                             2,121,315
            42,230    SAVVIS, Inc.*                                                                                        1,149,501
            85,260    Time Warner Telecom, Inc. - Class A*                                                                 1,428,105
                                                                                                                           4,698,921
Therapeutics - 1.7%
            73,865    Nuvelo, Inc.*                                                                                        1,255,705
             8,510    United Therapeutics Corp.*                                                                             504,728
                                                                                                                           1,760,433
Transportation - Marine - 2.0%
           132,480    Horizon Lines, Inc. - Class A                                                                        2,119,680
Transportation - Railroad - 0.7%
            10,510    All America Latina Logistica (GDR)                                                                     714,033
Transportation - Services - 0.9%
            38,705    UTi Worldwide, Inc. (U.S. Shares)                                                                      901,827
Transportation - Truck - 2.1%
            52,595    Landstar System, Inc.                                                                                2,245,281
Veterinary Diagnostics - 1.1%
            31,570    VCA Antech, Inc.*                                                                                    1,104,003
Web Hosting/Design - 3.2%
            64,190    Equinix, Inc.*                                                                                       3,362,272
Wireless Equipment - 2.3%
           101,215    SBA Communications Corp. - Class A*                                                                  2,417,014

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $107,271,692) - 100%                                                                      $104,585,513
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Bermuda                                     $      2,180,921                2.1%
Brazil                                               714,033                0.7%
Canada                                             3,363,592                3.2%
Cayman Islands                                     1,906,106                1.7%
France                                             1,079,634                1.0%
United Kingdom                                       901,827                0.9%
United States                                     94,439,400               90.4%
                                            ----------------              -----
Total                                       $    104,585,513              100.0%
                                            ================              =====

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*           Non-income-producing security.

** Schedule of Restricted and Illiquid Securities

                                                                                      Value as a %
                                                                                      of Investment
                                Acquisition Date    Acquisition Cost      Value        Securities
---------------------------------------------------------------------------------------------------
Janus Triton  Fund
Polytec Asset Holdings, Ltd.         5/5/06         $    808,849        $ 814,813               0.8%
---------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2006. The issuer incurs all registration costs.

Janus Twenty Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.3%
Agricultural Chemicals - 6.8%
         2,524,350    Monsanto Co.                                                                                    $  108,521,807
         2,483,250    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)#                                            234,667,125
         2,064,226    Syngenta A.G.                                                                                      296,746,641
                                                                                                                         639,935,573
Agricultural Operations - 2.3%
         1,636,520    Archer-Daniels-Midland Co.                                                                          72,006,880
         2,569,020    Bunge, Ltd.#                                                                                       140,217,112
                                                                                                                         212,223,992
Casino Hotels - 3.1%
         4,849,795    Harrah's Entertainment, Inc.                                                                       291,521,178
Coal - 2.0%
         3,867,870    Peabody Energy Corp.#                                                                              193,006,713
Computers - 4.0%
         2,893,185    Apple Computer, Inc.*                                                                              196,620,853
         2,755,765    Research In Motion, Ltd. (U.S. Shares)*,#                                                          180,860,857
                                                                                                                         377,481,710
Computers - Memory Devices - 0.8%
         7,183,120    EMC Corp.*                                                                                          72,908,668
Cosmetics and Toiletries - 3.4%
         5,694,740    Procter & Gamble Co.                                                                               320,044,388
Entertainment Software - 3.3%
         6,540,970    Electronic Arts, Inc.*                                                                             308,145,097
Finance - Investment Bankers/Brokers - 3.3%
         2,012,435    Goldman Sachs Group, Inc.#                                                                         307,399,446
Food - Retail - 0.9%
         1,524,880    Whole Foods Market, Inc.#                                                                           87,695,849
Machinery - Farm - 0.9%
         1,147,550    Deere & Co.                                                                                         83,277,704
Medical - Biomedical and Genetic - 8.1%
         9,580,736    Celgene Corp.*                                                                                     458,821,446
         3,703,431    Genentech, Inc.*,#                                                                                 299,311,293
                                                                                                                         758,132,739
Medical - Drugs - 5.1%
         2,709,930    Roche Holding A.G.                                                                                 482,284,076
Medical - HMO - 1.0%
         2,009,255    UnitedHealth Group, Inc.#                                                                           96,102,667
Oil Companies - Exploration and Production - 6.3%
         5,268,280    Apache Corp.                                                                                       371,255,692
         3,052,487    EOG Resources, Inc.                                                                                226,341,911
                                                                                                                         597,597,603
Oil Companies - Integrated - 12.7%
         9,273,605    ConocoPhillips                                                                                     636,540,246
         4,045,545    Hess Corp.#                                                                                        214,009,331
         3,281,915    Occidental Petroleum Corp.#                                                                        353,626,341
                                                                                                                       1,204,175,918
Oil Refining and Marketing - 2.4%
         3,333,975    Valero Energy Corp.                                                                                224,809,934
Optical Supplies - 2.7%
         2,280,710    Alcon, Inc. (U.S. Shares)                                                                          251,835,998
Retail - Apparel and Shoe - 0.9%
         1,843,033    Industria de Diseno Textil S.A.                                                                     80,069,429
Retail - Restaurants - 0.7%
         1,883,830    Starbucks Corp.*,#                                                                                  64,540,016
Super-Regional Banks - 4.9%
         6,354,825    Wells Fargo & Co.                                                                                  459,708,041
Therapeutics - 4.3%
         3,876,282    Amylin Pharmaceuticals, Inc.*                                                                      189,162,562
         3,559,670    Gilead Sciences, Inc.*,#                                                                           218,848,511
                                                                                                                         408,011,073
Web Portals/Internet Service Providers - 4.0%
           980,471    Google, Inc. - Class A*                                                                            379,050,089
Wireless Equipment - 1.4%
         3,816,205    QUALCOMM, Inc.                                                                                     134,559,388
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $5,867,082,668)                                                                               8,034,517,289
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 12.8%
       127,269,677    Janus Government Money Market Fund, 5.21%                                                          127,269,677
       661,985,402    Janus Institutional Cash Reserves Fund, 5.23%                                                      661,985,402
       417,280,920    Janus Money Market Fund, 5.26%                                                                     417,280,921
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $1,206,536,000)                                                                              1,206,536,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.5%
       140,584,281    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $140,584,281)                                                              140,584,281
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Note - 0.4%
  $     35,000,000    Wells Fargo & Co., 5.26%, 8/11/06
                      (amortized cost $34,948,861)                                                                        34,948,861

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,249,151,810) - 100%                                                                  $9,416,586,431
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Bermuda                                     $    140,217,112              1.5 %
Canada                                           415,527,982                4.4
Spain                                             80,069,429                0.9
Switzerland                                    1,030,866,715               10.9
United States++                                7,749,905,193               82.3
                                            ----------------              -----
Total                                       $  9,416,586,431              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (67.6% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)


U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Venture Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 79.8%
Advanced Materials/Products - 0.7%
           215,851    Ceradyne, Inc.*,#                                                                               $   10,552,955
Aerospace and Defense - 0.5%
           301,305    TransDigm Group, Inc.*                                                                               7,713,408
Apparel Manufacturers - 1.7%
           641,230    Carter's, Inc.*,#                                                                                   13,985,226
           605,514    Volcom, Inc.*,#                                                                                     12,188,997
                                                                                                                          26,174,223
Applications Software - 2.0%
           687,310    American Reprographics Co.*,#                                                                       21,980,173
           654,450    Quest Software, Inc.*,#                                                                              8,946,332
                                                                                                                          30,926,505
Auction House - Art Dealer - 0.8%
           462,760    Sotheby's Holdings, Inc. - Class A*,#                                                               12,786,059
Commercial Services - 2.6%
           623,525    CoStar Group, Inc.*                                                                                 27,042,279
         2,346,939    Intermap Technologies, Ltd.*,###                                                                     9,829,894
           115,690    Providence Service Corp.*,#                                                                          2,842,503
                                                                                                                          39,714,676
Commercial Services - Finance - 2.3%
           268,000    Bankrate, Inc.*,#                                                                                    8,064,120
           399,141    Euronet Worldwide, Inc.*,#                                                                          10,142,173
           544,620    Heartland Payment Systems, Inc.*,#                                                                  14,187,351
            91,715    Wright Express Corp.*,#                                                                              2,746,864
                                                                                                                          35,140,508
Computer Graphics - 0.4%
           321,865    Trident Microsystems, Inc.*                                                                          5,542,515
Computer Services - 1.0%
            68,910    IHS, Inc. - Class A*,#                                                                               2,185,136
         3,140,420    LivePerson, Inc.*,###                                                                               12,875,722
                                                                                                                          15,060,858
Computer Software - 0.4%
           801,275    Omniture, Inc.*                                                                                      5,777,193
Computers - Voice Recognition - 1.6%
         1,214,821    TALX Corp.#,###                                                                                     24,964,572
Consulting Services - 2.6%
           478,300    Advisory Board Co.*,#                                                                               22,159,639
           509,400    Huron Consulting Group, Inc.*,#                                                                     17,665,992
                                                                                                                          39,825,631
Consumer Products - Miscellaneous - 2.0%
         1,044,990    Jarden Corp.*,#                                                                                     30,294,260
Data Processing and Management - 2.3%
         1,985,768    Infocrossing, Inc.*,#,###                                                                           22,320,032
           460,720    NAVTEQ Corp.*,#                                                                                     12,983,090
                                                                                                                          35,303,122
Dialysis Centers - 0%
            46,410    Dialysis Corporation of America*,#                                                                     506,797
Direct Marketing - 1.3%
         1,704,932    ValueVision Media, Inc.*,###                                                                        18,345,069
           211,690    ValueVision Media, Inc. - Class A*,#                                                                 2,277,784
                                                                                                                          20,622,853
Distribution/Wholesale - 2.8%
           722,820    Beacon Roofing Supply, Inc.*,#                                                                      13,220,378
           269,866    MWI Veterinary Supply, Inc.*,#                                                                      10,111,879
           803,330    NuCo2, Inc.#,###                                                                                    19,553,052
                                                                                                                          42,885,309
Diversified Operations - 0.5%
        27,950,763    Polytec Asset Holdings, Ltd.*,##                                                                     7,266,292
Drug Delivery Systems - 0.6%
           904,930    I-Flow Corp.*,#                                                                                      9,899,934
E-Commerce/Products - 1.5%
            29,670    Baby Universe, Inc.*,#                                                                                 232,613
         1,235,550    Submarino S.A.*                                                                                     23,257,077
                                                                                                                          23,489,690
E-Commerce/Services - 0.4%
         4,957,152    Workstream, Inc. (U.S. Shares)*,###                                                                  6,940,013

E-Marketing/Information - 0.7%
           232,475    Liquidity Services, Inc.*                                                                            2,957,082
           588,060    ValueClick, Inc.*,#                                                                                  8,473,945
                                                                                                                          11,431,027
E-Services/Consulting - 0.7%
           804,165    GSI Commerce, Inc.*,#                                                                               10,325,479
Electronic Components - Semiconductors - 0.7%
         1,011,147    MIPS Technologies, Inc.*                                                                             6,400,561
           275,950    SiRF Technology Holdings, Inc.*,#                                                                    5,270,645
                                                                                                                          11,671,206
Electronic Measuring Instruments - 0.9%
           296,781    Trimble Navigation, Ltd.*,#                                                                         14,254,391

Enterprise Software/Services - 4.6%
           183,440    Emageon, Inc.*,#                                                                                     2,769,944
         1,884,544    Omnicell, Inc.*,###                                                                                 30,718,067
         1,798,155    Ultimate Software Group, Inc.*,#,###                                                                37,293,736
                                                                                                                          70,781,747
Entertainment Software - 0.1%
         1,597,180    Excapsa Software, Inc.*                                                                              1,700,619
Finance - Investment Bankers/Brokers - 0.7%
           417,485    optionsXpress Holdings, Inc.                                                                        10,929,757
Finance - Other Services - 1.8%
           624,060    International Securities Exchange, Inc.#                                                            25,393,002
           185,015    MarketAxess Holdings, Inc.*,#                                                                        1,879,752
                                                                                                                          27,272,754
Food - Canned - 0.7%
           468,575    TreeHouse Foods, Inc.*                                                                              11,227,057
Gambling - Non-Hotel - 1.1%
         1,528,091    Century Casinos, Inc.*,###                                                                          16,961,810
Hotels and Motels - 2.0%
           174,740    Four Seasons Hotels, Inc.                                                                            9,612,447
           569,445    Orient-Express Hotel, Ltd. - Class A#                                                               20,756,271
                                                                                                                          30,368,718
Human Resources - 1.6%
           425,854    Barrett Business Services, Inc.*,#                                                                   9,155,861
           351,645    Kenexa Corp.*,#                                                                                      8,316,404
           298,770    Resources Connection, Inc.*,#                                                                        7,071,886
                                                                                                                          24,544,151
Internet Applications Software - 0.4%
           354,835    DealerTrack Holdings, Inc.*,#                                                                        6,958,314
Internet Content-Entertainment - 0.9%
         2,308,435    Harris Interactive, Inc.*,#                                                                         13,134,995
Internet Infrastructure Software - 0.1%
           647,060    Chordiant Software, Inc.*,#                                                                          1,766,474
Investment Companies - 0.3%
           230,960    UTEK Corp.*                                                                                          5,233,554
Marine Services - 0.3%
         1,748,955    Odyssey Marine Exploration, Inc.*,#                                                                  4,075,065
Medical - Biomedical and Genetic - 0.1%
            91,860    Cambrex Corp.#                                                                                       1,957,537
Medical - Drugs - 0.7%
           196,920    Adams Respiratory Therapeutics, Inc.*,#                                                              8,806,263
            45,995    Adolor Corp.*                                                                                        1,100,660
            50,000    Cubist Pharmaceuticals, Inc.*                                                                        1,146,000
                                                                                                                          11,052,923
Medical - HMO - 0.7%
           713,139    Centene Corp.*,#                                                                                    11,588,509
Medical - Hospitals - 1.0%
           642,502    United Surgical Partners International, Inc.*,#                                                     15,869,799
Medical - Outpatient and Home Medical Care - 2.9%
         1,549,375    Hythiam, Inc.*,#,###                                                                                 7,901,813
           602,940    LHC Group LLC*                                                                                      12,746,152
           852,209    Radiation Therapy Services, Inc.*                                                                   23,674,365
                                                                                                                          44,322,330
Medical - Wholesale Drug Distributors - 0.3%
         6,100,000    Familymeds Group, Inc.*,###                                                                          4,148,000
           590,098    Familymeds Group, Inc.*,#                                                                              401,267
                                                                                                                           4,549,267
Medical Instruments - 0.6%
            92,675    CONMED Corp.*,#                                                                                      1,848,866
           259,605    Dexcom, Inc.*,#                                                                                      3,086,703
            92,970    Ventana Medical Systems, Inc.*,#                                                                     4,333,332
                                                                                                                           9,268,901
Medical Labs and Testing Services - 0.3%
           184,763    Bio-Reference Laboratories, Inc.*,#                                                                  4,351,169
Medical Products - 1.2%
           939,425    PSS World Medical, Inc.*                                                                            18,647,586
Miscellaneous Manufacturing - 0.7%
           394,694    American Railcar Industries, Inc.                                                                   10,913,289
Motion Pictures and Services - 1.7%
         2,880,100    Lions Gate Entertainment Corp. (U.S. Shares)*,#                                                     26,756,129
Music - 0.6%
         4,750,000    Genius Products, Inc.*,##,###                                                                        8,787,500
Networking Products - 0.2%
           150,515    NETGEAR, Inc.*,#                                                                                     2,912,465
Non-Ferrous Metals - 0.1%
            92,436    HudBay Minerals, Inc.*                                                                               1,279,091
Office Furnishings - Original - 0.6%
           545,040    Knoll, Inc.                                                                                          9,374,688
Oil - Field Services - 1.4%
           229,860    Basic Energy Services, Inc.*,#                                                                       6,206,220
            69,632    Flint Energy Services, Ltd.*                                                                         3,727,407
           212,332    Flint Energy Services, Ltd.*                                                                        11,366,151
                                                                                                                          21,299,778
Oil Companies - Exploration and Production - 1.4%
           277,860    Carrizo Oil & Gas, Inc.*,#                                                                           8,227,434
         1,157,115    Gasco Energy, Inc.*,#                                                                                4,825,170
           349,074    Western Oil Sands, Inc. - Class A*                                                                   8,007,388
                                                                                                                          21,059,992
Optical Recognition Equipment - 0.9%
           971,275    Optimal Robotics Corp. - Class A (U.S. Shares)*,#                                                   14,316,594
Pharmacy Services - 0.8%
           446,875    HealthExtras, Inc.*,#                                                                               11,600,875
         1,591,512    Ronco Fi-Tek, Inc.*,oo,##,###                                                                          302,387
                                                                                                                          11,903,262
Printing - Commercial - 1.1%
           797,019    VistaPrint, Ltd.*,#                                                                                 17,630,060
Recreational Vehicles - 0.3%
           116,315    Polaris Industries, Inc.#                                                                            4,445,559
Resorts and Theme Parks - 0.7%
           370,155    Intrawest Corp. (U.S. Shares)#                                                                      10,323,623
Retail - Apparel and Shoe - 2.0%
         1,224,900    Bebe Stores, Inc.                                                                                   18,961,452
           459,240    J. Crew Group, Inc.*,#                                                                              12,243,338
                                                                                                                          31,204,790
Retail - Petroleum Products - 2.3%
           738,715    World Fuel Services Corp.#                                                                          34,955,994
Retail - Sporting Goods - 0.6%
           296,055    Zumiez, Inc.*,#                                                                                      8,860,926
Semiconductor Components/Integrated Circuits - 0.5%
           202,857    Hittite Microwave Corp.*,#                                                                           8,266,423
Sugar - 0.3%
         2,077,918    Balrampur Chini Mills, Ltd.                                                                          4,166,101
Telecommunication Services - 1.1%
           535,385    NeuStar, Inc. - Class A*                                                                            16,521,981
Therapeutics - 1.4%
           668,850    MGI Pharma, Inc.*,#                                                                                  9,771,899
           202,080    United Therapeutics Corp.*                                                                          11,985,364
                                                                                                                          21,757,263
Toys - 1.2%
         1,078,010    Marvel Entertainment, Inc.*,#                                                                       19,059,217
Transactional Software - 1.8%
           893,710    Open Solutions, Inc.*,#                                                                             24,711,082
           412,955    Synchronoss Technologies, Inc.*                                                                      3,200,401
                                                                                                                          27,911,483
Transportation - Marine - 0.5%
           506,070    Horizon Lines, Inc. - Class A#                                                                       8,097,120
Transportation - Railroad - 1.7%
           388,800    All America Latina Logistica (GDR)                                                                  26,414,452
Transportation - Services - 0.9%
           467,145    Pacer International, Inc.#                                                                          13,944,278
Web Hosting/Design - 1.6%
           485,290    Equinix, Inc.*                                                                                      25,419,490
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $999,432,285)                                                                                 1,233,214,060
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0%
Computers - Peripheral Equipment - 0%
           665,000    Candescent Technologies Corp. - Series E **,o,*** (cost $3,657,500)                                          0
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.2%
Data Processing and Management - 0.2%
           521,660    Infocrossing, Inc. - expires 10/16/08**,oo                                                           1,763,211
Medical - Wholesale Drug Distributors - 0%
         3,050,000    Familymeds Group, Inc. - expires 9/29/10oo,##                                                                0
Music - 0%
         1,425,000    Genius Products, Inc. - expires 12/5/10oo,##                                                           478,800
Travel Services - 0%
           458,181    OneTravel Holdings, Inc. - expires 4/14/10oo,##                                                              0
------------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $1,464,250)                                                                                           2,242,011
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.2%
         1,030,000    Janus Government Money Market Fund, 5.21%                                                            1,030,000
         1,477,000    Janus Money Market Fund, 5.26%                                                                       1,477,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $2,507,000)                                                                                      2,507,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 19.8%
       306,477,885    State Street Navigator Securities Lending Prime Portfolio+ (cost $306,477,885)                     306,477,885
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,313,538,920) - 100%                                                                  $1,544,440,956
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                            July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Bermuda                                     $     38,386,331                2.5%
Brazil                                            49,671,529                3.2%
Canada                                           103,859,356                6.7%
Cayman Islands                                     7,266,292                0.5%
India                                              4,166,101                0.3%
United States++                                1,341,091,347               86.8%
                                            ----------------              -----
Total                                       $  1,544,440,956              100.0%
                                            ================              =====

++ Includes Short-Term and Other Securities (66.8% excluding Short-Term and Other Securities)

Notes to Schedule of Investments (unaudited)


GDR               Global Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*           Non-income-producing security.

**          Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

o           Defaulted security.


*** Schedule of Fair Valued Securities
(as of July 31, 2006)

                                                                      Value as a % of
                                                  Value            Investment Securities
----------------------------------------------------------------------------------------
Janus Venture Fund
Candescent Technologies Corp. - Series E    $             --                         0.0%
Familymeds Group, Inc. - expires 9/29/10                  --                         0.0%
Genius Products, Inc. - expires 12/5/10              478,800                         0.0%
Infocrossing, Inc. - expires 10/16/08              1,763,211                         0.2%
OneTravel Holdings, Inc. - expires 4/14/10                --                         0.0%
Ronco Fi-Tek, Inc.                                   302,387                         0.0%
----------------------------------------------------------------------------------------
                                            $      2,544,398                         0.2%
----------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.


## Schedule of Restricted and Illiquid Securities

                                                                                                  Value as a %
                                                Acquisition     Acquisition                       of Investment
                                                   Date             Cost          Value            Securities
---------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Familymeds Group, Inc. - expires 9/29/10***       9/23/05      $    381,250    $         --            0.0%
Genius Products, Inc.                             12/5/05         8,417,000       8,787,500            0.6%
Genius Products, Inc. - expires 12/5/10***        12/5/05         1,083,000         478,800            0.0%
OneTravel Holdings, Inc. - expires                4/14/05                --              --            0.0%
4/14/10***
Polytec Asset Holdings, Ltd.                       5/5/06         7,213,100       7,266,292            0.5%
Ronco Fi-Tek, Inc.***                             6/24/05         6,000,000         302,387            0.0%
---------------------------------------------------------------------------------------------------------------
                                                               $ 23,094,350    $ 16,834,979            1.1%
---------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2006. The issuer incurs all registration costs.


### The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2006.

                                        Purchases                      Sales              Realized     Dividend     Value
                                   Shares       Cost           Shares         Cost       Gain/(Loss)    Income    at 7/31/06
----------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Axesstel, Inc.                           --  $         --     2,128,965  $  8,515,860  $ (6,726,042)  $     --  $         --
Century Casinos, Inc.(1)                 --            --            --            --            --         --    16,961,810
Familymeds Group, Inc.(2)                --            --            --            --            --         --     4,148,000
Genius Products, Inc.                    --            --            --            --            --         --     8,787,500
Hythiam, Inc.                       911,420     4,329,245            --            --            --         --     7,901,813
Infocrossing, Inc.                  170,270     1,248,391       173,085     2,477,000      (524,445)        --    22,320,032
Intermap Technologies, Ltd.              --            --            --            --            --         --     9,829,894
LivePerson, Inc.                     62,325       425,354            --            --            --         --    12,875,722
NuCo2, Inc.                         803,330    22,678,318            --            --            --         --    19,553,052
Omnicell, Inc.                      562,280     6,162,534        43,335       647,763        58,203         --    30,718,067
One Travel Holdings, Inc.                --            --     1,145,454     6,300,000    (6,277,091)        --            --
Ronco Fi-Tek, Inc.                       --            --            --            --            --         --       302,387
SeraCare Life Sciences, Inc.         92,760       923,389       935,380    11,272,767   (10,678,539)        --            --
TALX Corp.(3)                            --            --       394,603     7,652,926    10,326,597    144,598    24,964,572
TechTeam Global, Inc.                    --            --       644,992     8,326,760    (1,574,281)        --            --
TransAct Technologies, Inc.              --            --       799,760    10,407,198    (3,037,746)        --            --
Ultimate Software Group, Inc.        23,155       442,145       125,000     1,375,000     1,868,590         --    37,293,736
ValueVision Media, Inc.                  --            --            --            --            --         --    18,345,069
Workstream, Inc. (U.S. Shares)           --            --            --            --            --         --     6,940,013
----------------------------------------------------------------------------------------------------------------------------
                                              $36,209,376                $ 56,975,274  $(16,564,754)  $144,598  $220,941,667
----------------------------------------------------------------------------------------------------------------------------

(1) Includes 1 for 1 share conversion 11/14/05
(2) Name change from Drugmax, Inc. to Familymeds Group, Inc. effective 7/10/06
(3) Adjusted for 3 for 2 stock split 1/18/06

Janus Worldwide Fund

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.7%
Advertising Services - 1.5%
         5,469,728    WPP Group PLC                                                                                   $   64,727,788
Agricultural Chemicals - 3.3%
           846,960    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)#                                             80,037,720
           463,592    Syngenta A.G.#                                                                                      66,644,529
                                                                                                                         146,682,249
Apparel Manufacturers - 1.7%
         8,296,482    Burberry Group PLC                                                                                  73,614,947
Automotive - Cars and Light Trucks - 2.5%
         1,050,432    BMW A.G.                                                                                            54,263,285
           369,620    Hyundai Motor Company, Ltd.                                                                         28,286,455
         2,794,714    Nissan Motor Company, Ltd.                                                                          30,130,110
                                                                                                                         112,679,850
Broadcast Services and Programming - 1.7%
         2,617,270    Liberty Global, Inc. - Class A*                                                                     57,187,350
           893,000    Liberty Global, Inc. - Class C*,#                                                                   18,913,740
                                                                                                                          76,101,090
Building - Residential and Commercial - 3.7%
         1,166,675    Centex Corp.#                                                                                       55,195,394
         1,211,385    Lennar Corp.                                                                                        54,185,251
         1,919,365    Pulte Homes, Inc.#                                                                                  54,701,903
                                                                                                                         164,082,548
Casino Hotels - 0.8%
           571,010    Harrah's Entertainment, Inc.                                                                        34,323,411
Cellular Telecommunications - 2.0%
           286,900    Hikari Tsushin, Inc.                                                                                11,611,636
        35,610,155    Vodafone Group PLC                                                                                  77,329,507
                                                                                                                          88,941,143
Chemicals - Diversified - 1.4%
         1,073,400    Shin-Etsu Chemical Company, Ltd.                                                                    62,169,096
Commercial Banks - 0.3%
         1,129,735    ICICI Bank, Ltd.                                                                                    13,438,654
Computers - 5.2%
        10,714,945    Dell, Inc.*                                                                                        232,300,008
Computers - Memory Devices - 0.4%
         1,722,785    EMC Corp.*                                                                                          17,486,268
Distribution/Wholesale - 3.4%
        16,711,000    Esprit Holdings, Ltd.                                                                              127,103,563
        12,066,400    Li & Fung, Ltd.                                                                                     25,281,330
                                                                                                                         152,384,893
Diversified Minerals - 0.4%
           815,600    Companhia Vale do Rio Doce (ADR)#                                                                   18,921,920
Diversified Operations - 5.5%
         2,280,000    Hutchison Whampoa, Ltd.                                                                             20,804,098
           673,136    Louis Vuitton Moet Hennessy S.A.#                                                                   67,628,310
         5,872,620    Tyco International, Ltd. (U.S. Shares)                                                             153,216,656
                                                                                                                         241,649,064
E-Commerce/Products - 1.5%
         2,507,155    Amazon.com, Inc.*,#                                                                                 67,417,398
E-Commerce/Services - 5.6%
         2,475,135    eBay, Inc.*                                                                                         59,576,499
         4,979,876    Expedia, Inc.*,#                                                                                    66,730,338
         5,131,955    IAC/InterActiveCorp*,#                                                                             121,678,654
                                                                                                                         247,985,491
Electronic Components - Miscellaneous - 3.4%
         4,573,216    Koninklijke (Royal) Philips Electronics N.V.                                                       151,011,232
Electronic Components - Semiconductors - 0.9%
            59,780    Samsung Electronics Company, Ltd.                                                                   38,050,921
Entertainment Software - 0.5%
         1,620,360    Activision, Inc.*,#                                                                                 19,363,302
Finance - Consumer Loans - 0.9%
           421,620    Acom Company, Ltd.                                                                                  19,123,590
           416,350    Promise Company, Ltd.                                                                               18,666,658
                                                                                                                          37,790,248
Finance - Investment Bankers/Brokers - 7.7%
         1,508,405    Citigroup, Inc.                                                                                     72,871,046
         3,807,623    JP Morgan Chase & Co.                                                                              173,703,760
         3,443,000    Mitsubishi UFJ Securities Company, Ltd.                                                             38,771,102
         1,056,456    UBS A.G.#                                                                                           57,478,143
                                                                                                                         342,824,051
Finance - Mortgage Loan Banker - 1.1%
           405,100    Fannie Mae                                                                                          19,408,341
         1,146,329    Housing Development Finance Corporation, Ltd.                                                       28,988,139
                                                                                                                          48,396,480
Food - Retail - 0.4%
           303,986    Metro A.G.                                                                                          17,338,121
Insurance Brokers - 4.4%
         5,998,300    Willis Group Holdings, Ltd.#,##                                                                    195,124,699
Investment Companies - 0.2%
           401,739    RHJ International*                                                                                   8,221,167
Medical - Drugs - 2.3%
           660,165    Merck & Company, Inc.                                                                               26,584,845
         1,052,365    Pfizer, Inc.                                                                                        27,350,966
           277,968    Roche Holding A.G.#                                                                                 49,469,743
                                                                                                                         103,405,554
Medical - HMO - 1.6%
           483,665    Aetna, Inc.                                                                                         15,230,611
           384,420    Coventry Health Care, Inc.*                                                                         20,258,934
           771,035    UnitedHealth Group, Inc.                                                                            36,878,604
                                                                                                                          72,368,149
Medical - Hospitals - 0.8%
         1,799,850    Health Management Associates, Inc. - Class A#                                                       36,590,951
Multimedia - 2.1%
         3,168,655    Walt Disney Co.                                                                                     94,077,367
Networking Products - 2.5%
         6,095,665    Cisco Systems, Inc.*                                                                               108,807,620
Oil Refining and Marketing - 1.2%
         2,491,070    Reliance Industries, Ltd.                                                                           52,368,112
Property and Casualty Insurance - 2.9%
             6,626    Millea Holdings, Inc.                                                                              128,306,686
Real Estate Management/Services - 0.8%
         1,604,000    Mitsubishi Estate Company, Ltd.                                                                     33,228,662
Real Estate Operating/Development - 0.4%
         7,341,000    CapitaLand, Ltd.                                                                                    19,063,306
Reinsurance - 2.5%
            36,630    Berkshire Hathaway, Inc. - Class B*,#                                                              111,611,610
Retail - Apparel and Shoe - 1.4%
         1,454,726    Industria de Diseno Textil S.A.                                                                     63,199,672
Schools - 0.5%
           423,955    Apollo Group, Inc. - Class A*,#                                                                     20,061,551
Semiconductor Equipment - 0.9%
         2,011,928    ASML Holding N.V.*                                                                                  39,655,675
Soap and Cleaning Preparations - 1.1%
         1,250,843    Reckitt Benckiser PLC                                                                               50,189,804
Telephone - Integrated - 0.9%
         2,123,330    Sprint Nextel Corp.                                                                                 42,041,934
Television - 5.6%
        23,571,176    British Sky Broadcasting Group PLC                                                                 246,794,391
Tobacco - 0.3%
           156,210    Altria Group, Inc.                                                                                  12,492,114
Transportation - Services - 1.1%
           706,220    United Parcel Service, Inc. - Class B                                                               48,665,620
Web Portals/Internet Service Providers - 2.4%
         3,976,040    Yahoo!, Inc.*                                                                                      107,909,726
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,789,068,672)                                                                               4,063,864,543
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.6%
         6,335,000    Janus Government Money Market Fund, 5.21%                                                            6,335,000
         1,378,500    Janus Institutional Cash Reserves Fund, 5.23%                                                        1,378,500
        17,429,500    Janus Money Market Fund, 5.26%                                                                      17,429,500
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $25,143,000)                                                                                    25,143,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.7%
       340,567,187    State Street Navigator Securities Lending Prime Portfolio+ (cost $340,567,187)                     340,567,187
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,154,778,859) - 100%                                                                  $4,429,574,730
------------------------------------------------------------------------------------------------------------------------------------


                                         Geographic Summary of Investments
                                             July 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
Belgium                                     $      8,221,167                0.2%
Bermuda                                          500,726,248               11.3%
Brazil                                            18,921,920                0.4%
Canada                                            80,037,720                1.8%
France                                            67,628,310                1.5%
Germany                                           71,601,406                1.6%
Hong Kong                                         20,804,098                0.5%
India                                             94,794,905                2.2%
Japan                                            342,007,540                7.7%
Netherlands                                      190,666,907                4.3%
Singapore                                         19,063,306                0.4%
South Korea                                       66,337,376                1.5%
Spain                                             63,199,672                1.4%
Switzerland                                      173,592,415                3.9%
United Kingdom                                   512,656,437               11.6%
United States++                                2,199,315,303               49.7%
                                            ----------------              -----
Total                                       $  4,429,574,730              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (41.4% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)


ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*           Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of July 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.


## The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2006.

                                Purchases                Sales               Realized       Dividend       Value
                              Shares   Cost      Shares         Cost        Gain/(Loss)      Income      at 7/31/06
--------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund
Willis Group Holdings,          --   $   --     2,875,405   $114,223,248   $(16,134,212)   $5,171,649   $195,124,699
Ltd.
--------------------------------------------------------------------------------------------------------------------

Janus Smart Portfolio - Conservative

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100%
Equity Funds - 39.6%
            84,114    Janus Adviser INTECH Risk-Managed Growth Fund - I Shares                                           $ 1,073,297
           105,946    Janus Adviser INTECH Risk-Managed Value Fund - I Shares                                              1,129,380
            46,091    Janus Contrarian Fund                                                                                  724,555
            20,043    Janus Growth and Income Fund                                                                           705,123
            32,339    Janus Mercury Fund                                                                                     710,817
            40,719    Janus Overseas Fund                                                                                  1,493,994
                                                                                                                           5,837,166
Fixed-Income Funds - 60.4%
           719,214    Janus Flexible Bond Fund                                                                             6,659,916
            78,584    Janus High-Yield Fund                                                                                  745,762
           518,692    Janus Short-Term Bond Fund                                                                           1,488,644
                                                                                                                           8,894,322

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $14,828,796) - 100%                                                                        $14,731,488
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio may invest in mutual funds within the Janus family of funds, and they may be deemed to be under common control because they share the same Board of Trustees.

Janus Smart Portfolio - Growth

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100%
Equity Funds - 80.7%
           422,887    Janus Adviser INTECH Risk-Managed Growth Fund - I Shares                                           $ 5,396,034
           538,158    Janus Adviser INTECH Risk-Managed Value Fund - I Shares                                              5,736,768
           120,590    Janus Growth and Income Fund                                                                         4,242,374
           194,873    Janus Mercury Fund                                                                                   4,283,309
           308,859    Janus Overseas Fund                                                                                 11,332,040
            89,980    Janus Twenty Fund                                                                                    4,515,189
                                                                                                                          35,505,714
Fixed-Income Funds - 19.3%
           671,199    Janus Flexible Bond Fund                                                                             6,215,305
           240,489    Janus High-Yield Fund                                                                                2,282,245
                                                                                                                           8,497,550

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $44,594,277) - 100%                                                                        $44,003,264
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio may invest in mutual funds within the Janus family of funds, and they may be deemed to be under common control because they share the same Board of Trustees.

Janus Smart Portfolio - Moderate

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100.0%
Equity Funds - 59.5%
           254,189    Janus Adviser INTECH Risk-Managed Growth Fund - I Shares                                           $ 3,243,447
           322,476    Janus Adviser INTECH Risk-Managed Value Fund - I Shares                                              3,437,593
           117,818    Janus Growth and Income Fund                                                                         4,144,832
            73,172    Janus Mercury Fund                                                                                   1,608,326
           157,288    Janus Overseas Fund                                                                                  5,770,908
            33,756    Janus Twenty Fund                                                                                    1,693,891
                                                                                                                          19,898,997

Fixed-Income Funds - 40.5%
         1,097,069    Janus Flexible Bond Fund                                                                            10,158,855
           179,941    Janus High-Yield Fund                                                                                1,707,640
           593,921    Janus Short-Term Bond Fund                                                                           1,704,554
                                                                                                                          13,571,049

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $33,893,211) - 100%                                                                        $33,470,046
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio may invest in mutual funds within the Janus family of funds, and they may be deemed to be under common control because they share the same Board of Trustees.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for Janus Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Enterprise Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus Fundamental Equity Fund (formerly named Janus Core Equity Fund), Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Technology Fund, Janus Government Money Market Fund, Janus Growth and Income Fund, Janus High-Yield Fund, INTECH Risk-Managed Stock Fund (formerly named Janus Risk-Managed Stock Fund), Janus Institutional Cash Reserves Fund, Janus Mid Cap Value Fund, Janus Mercury Fund, Janus Money Market Fund, Janus Olympus Fund, Janus Orion Fund, Janus Overseas Fund, Janus Research Fund, Janus Short-Term Bond Fund, Janus Small Cap Value Fund, Janus Tax-Exempt Money Market Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund and Janus Worldwide Fund (collectively the "Funds" and individually a "Fund") and Janus Smart Portfolio - Conservative, Janus Smart Portfolio - Growth and Janus Smart Portfolio - Moderate (collectively the "Portfolios" and individually a "Portfolio"). The Funds and Portfolios are part of Janus Investment Fund (the "Trust").

Investment Valuation

Securities are valued at the last sale price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Government Money Market Fund, Janus Institutional Cash Reserves Fund, Janus Money Market Fund and Janus Tax-Exempt Money Market Fund (the "Money Market Funds") are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit or such other collateral permitted by the Securities and Exchange Commission ("SEC") or otherwise in compliance with applicable regulation. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC and/or applicable laws. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

State Street Bank and Trust Company (the "Lending Agent") may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 under the 1940 Act relating to money market funds.

As of July 31, 2006, the following Funds had on loan securities valued as indicated:

--------------------------------------------------------------------------------
                                                                        Value at
Fund                                                               July 31, 2006
--------------------------------------------------------------------------------
Janus Fund                                                          $333,594,080
Janus Balanced Fund                                                  453,550,915
Janus Contrarian Fund                                                 72,091,606
Janus Enterprise Fund                                                204,438,102
Janus Flexible Bond Fund                                             145,232,220
Janus Fundamental Equity Fund                                         35,898,678
Janus Global Life Sciences Fund                                      126,145,813
Janus Global Opportunities Fund                                       11,635,029
Janus Global Technology Fund                                          95,022,098
Janus Growth and Income Fund                                         313,419,159
Janus High-Yield Fund                                                112,233,536
INTECH Risk-Managed Stock Fund                                         9,428,522
Janus Mercury Fund                                                   283,593,229
Janus Mid Cap Value Fund                                             413,237,163
Janus Olympus Fund                                                    67,757,351
Janus Orion Fund                                                      89,737,567
Janus Overseas Fund                                                  343,024,705
Janus Research Fund                                                    7,529,809
Janus Short-Term Bond Fund                                            44,484,840
Janus Small Cap Value Fund                                           362,061,824
Janus Twenty Fund                                                    137,626,540
Janus Venture Fund                                                   298,580,700
Janus Worldwide Fund                                                 329,377,489
--------------------------------------------------------------------------------

As of July 31, 2006, the following Funds received cash collateral for securities lending activity as indicated:

--------------------------------------------------------------------------------
                                                              Cash Collateral at
Fund                                                               July 31, 2006
--------------------------------------------------------------------------------
Janus Fund                                                          $344,070,410
Janus Balanced Fund                                                  463,057,969
Janus Contrarian Fund                                                 75,017,898
Janus Enterprise Fund                                                209,322,021
Janus Flexible Bond Fund                                             148,157,944
Janus Fundamental Equity Fund                                         36,838,429
Janus Global Life Sciences Fund                                      130,395,035
Janus Global Opportunities Fund                                       12,017,147
Janus Global Technology Fund                                           97565,653
Janus Growth and Income Fund                                         324,013,882
Janus High-Yield Fund                                                114,576,757
INTECH Risk-Managed Stock Fund                                         9,646,956
Janus Mercury Fund                                                   291,557,867
Janus Mid Cap Value Fund                                             422,939,771
Janus Olympus Fund                                                    69,393,496
Janus Orion Fund                                                      92,155,547
Janus Overseas Fund                                                  357,934,216
Janus Research Fund                                                    7,752,555
Janus Short-Term Bond Fund                                            45,396,718
Janus Small Cap Value Fund                                           371,394,404
Janus Twenty Fund                                                    140,584,281
Janus Venture Fund                                                   306,477,885
Janus Worldwide Fund                                                 340,567,187
--------------------------------------------------------------------------------

As of July 31, 2006, all cash collateral received by the Funds was invested in the State Street Navigator Securities Lending Prime Portfolio except for Janus Mercury Fund, Janus Overseas Fund and Janus Research Fund which invested $1,040,792, $1,855 and $444,265, respectively, of the cash collateral in foreign government bonds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities which are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

During the quarter ended July 31, 2006, there were no such securities lending agreements for Janus Federal Tax-Exempt Fund, Janus Triton Fund and the Money Market Funds.

Futures Contracts

The Funds except the Money Market Funds may enter into futures contracts. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. In addition, INTECH Risk-Managed Stock Fund may use futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Funds' custodian.

Forward Currency Transactions

The Funds except the Money Market Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at July 31, 2006. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities held at July 31, 2006, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Funds may engage in "short sales against the box." Short sales against the box involve selling either a security that the Funds own, or a security equivalent in kind and amount to the security sold short that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

All Funds except Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund,
Janus High-Yield Fund, Janus Short-Term Bond Fund and the Money Market Funds may also engage in "naked" short sales. Naked short sales involve a Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. There is no limiton the size of any loss that the Fund may recognize upon termination of a short sale. Short sales held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable).

Mortgage Dollar Rolls

Janus Flexible Bond Fund and Janus High-Yield Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Fund sells a mortgage-related security (such as a Government National Mortgage Association ("GNMA") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. The Fund will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high grade debt obligations equal in value to the securities subject to repurchase by the Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price.

The average monthly balance of dollar rolls outstanding for Janus Flexible Bond Fund during the quarter ended July 31, 2006 was $1,870,691. Janus High-Yield Fund did not participate in mortgage dollar rolls during the quarter ended July 31, 2006. At July 31, 2006, Janus Flexible Bond Fund held outstanding mortgage dollar rolls with a cost of $2,910,777.

Bank Loans

Janus Balanced Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted every 45-60 days, on average, to an increment over a designated benchmark rate, such as the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR").

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual bank loans on a daily basis.

The average value of borrowings outstanding under bank loan arrangements for the quarter ended July 31, 2006 are indicated in the table below:

Fund                                        Average Value                  Rates
--------------------------------------------------------------------------------
Janus Balanced Fund                           $21,923,456      5.33438%-7.77000%
Janus Flexible Bond Fund                       17,127,566      4.92000%-9.00000%
Janus High-Yield Fund                          13,192,067      .50000%-11.35000%
Janus Short-Term Bond Fund                      5,119,161      6.35440%-9.00000%
--------------------------------------------------------------------------------

To-Be-Announced Basis

Janus Balanced Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA, Federal National Mortgage Association ("FNMA") and/or Federal Home Loan Mortgage Corporation ("FHLMC") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. Government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At July 31, 2006, Janus Balanced Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund did not hold TBA securities.

Additional Investment Risk

The Funds, particularly Janus Flexible Bond Fund and Janus High-Yield Fund, may be invested in lower- rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer. INTECH Risk-Managed Stock Fund does not intend to invest in high-yield/high-risk bonds.

Options Contracts

All Funds except the Money Market Funds may purchase or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings. In addition, INTECH Risk-Managed Stock Fund may use options contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Options Contracts Written
Written option activity for the quarter ended
July 31, 2006 was as follows:

                                                        Janus Contrarian Fund

   Call Options                                         Number of     Premiums
                                                        Contracts     Received
   Options outstanding, beginning of period               10,000      1,644,449
   Options written during period                               0              0
   Options closed during period                          (10,000)    (1,644,449)
   Options expired during period                               0              0
   Options exercised during period                            --             --
                                                        -----------------------
   Options outstanding, end of period                         --   $         --


   Put Options                                          Number of     Premiums
                                                        Contracts     Received
   Options outstanding, beginning of period                10,000     1,137,664
   Options written during period
   Options closed during period                           (10,000)   (1,137,664)
   Options expired during period                               --            --
   Options exercised during period                             --            --
                                                      -------------------------
   Options outstanding, end of period                          --   $        --


Written option activity for the quarter ended              Janus Mercury Fund
July 31, 2006 was as follows:
Call Options                                              Number of   Premiums
                                                          Contracts   Received
Options outstanding, beginning of period                         --  $        --
Options written during period                                 4,230    1,479,705
Options expired during period                                    --           --
Options closed during period                                     --           --
Options exercised during period                                  --           --
                                                          ----------------------
Options outstanding, end of period                            4,230  $ 1,479,705

Interfund Lending

Pursuant to an exemptive order received from the SEC, each of the Funds may be party to an interfund lending agreement between the Fund and other Janus Capital sponsored mutual funds, which permit it to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured. During the quarter ended July 31, 2006, there were no outstanding borrowing or lending arrangements for the Funds.

When-issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Fund's' custodian sufficient to cover the purchase price. As of July 31, 2006, Janus Federal Tax-Exempt and Janus High-Yield were invested in when-issued securities.

Initial Public Offerings

All Funds except the Money Market Funds may invest in initial public offerings ("IPOs"). IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Equity-Linked Structured Notes

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security which the Funds seek to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Money Market Investments

The Funds may invest in money market funds, including funds managed by Janus Capital. During the period ended July 31, 2006, the following Funds had the following affiliated purchases and sales

                                       Purchases         Sales         Dividend         Value
                                      Shares/Cost     Shares/Cost       Income        at 7/31/06
--------------------------------------------------------------------------------------------------
Janus Government Money Market Fund
Janus Fund                          $   91,764,669  $   91,764,669  $       75,736  $           --
Janus Balanced Fund                      6,486,600       6,486,600           6,182              --
Janus Contrarian Fund                    9,204,251       8,581,251           4,517         623,000
Janus Enterprise Fund                    8,185,631       8,185,631           5,531              --
Janus Flexible Bond Fund                 4,785,368       1,821,588             787       2,963,780
Janus Fundamental Equity Fund           15,506,035      14,889,535          12,954         616,500
Janus Global Life Sciences Fund          9,880,349       4,125,479           8,489       5,754,870
Janus Global Opportunities Fund            374,420         365,420              77           9,000
Janus Global Technology Fund             9,315,975       4,686,975           5,970       4,629,000
Janus Growth and Income Fund            77,334,404      76,845,404         142,304         489,000
Janus High-Yield Fund                    7,614,048       1,555,000          12,739       6,059,048
INTECH Risk-Managed Stock Fund           2,917,263       2,917,263           5,579              --
Janus Mercury Fund                      74,768,115      74,768,115          79,060              --
Janus Mid Cap Value Fund               126,242,914     115,807,000       1,777,860     110,435,914
Janus Olympus Fund                     100,498,363      90,393,000         225,397      10,105,363
Janus Orion Fund                        12,906,580       1,512,000          28,248      11,394,580
Janus Overseas Fund                      9,124,809         709,309           1,292       8,415,500
Janus Research Fund                      1,641,742       1,641,742           1,131              --
Janus Short-Term Bond Fund               2,314,417       1,412,917             365         901,500
Janus Small Cap Value Fund              33,999,154      33,741,000         527,253      25,258,154
Janus Triton Fund                          641,898         641,898             251              --
Janus Twenty Fund                      523,937,677     396,668,000       2,868,477     127,269,677
Janus Venture Fund                       2,283,100       1,253,100           1,133       1,030,000
Janus Worldwide Fund                    13,021,028       6,686,028           4,455       6,335,000
--------------------------------------------------------------------------------------------------
                                    $1,144,748,810  $  947,458,924  $    5,795,787  $  322,289,886
--------------------------------------------------------------------------------------------------

                                       Purchases         Sales         Dividend         Value
                                      Shares/Cost     Shares/Cost       Income        at 7/31/06
--------------------------------------------------------------------------------------------------
Janus Institutional Cash Reserves Fund
Janus Fund                          $  940,610,712  $  883,485,331  $    5,369,267  $  217,125,381
Janus Balanced Fund                     28,092,816      26,860,296          34,666       1,232,520
Janus Contrarian Fund                  101,974,968     101,351,968          84,661         623,000
Janus Enterprise Fund                   72,402,584      59,379,369         143,970      13,023,215
Janus Flexible Bond Fund                 8,951,791       4,333,571           3,581       4,618,220
Janus Fundamental Equity Fund           18,705,367       8,958,465          27,674       9,746,902
Janus Global Life Sciences Fund         25,744,160      11,914,610          20,217      13,829,550
Janus Global Opportunities Fund          3,480,420       1,635,580           2,868       1,844,840
Janus Global Technology Fund            21,339,490       8,179,025          29,221      13,160,465
Janus Growth and Income Fund           676,308,684     676,129,184       1,204,865         179,500
Janus High-Yield Fund                   17,613,316              --          37,956      17,613,316
INTECH Risk-Managed Stock Fund          10,592,723         496,737          25,940      10,095,986
Janus Mercury Fund                     420,380,666     350,274,906         577,990      70,105,760
Janus Mid Cap Value Fund               467,266,943     340,000,000       9,318,319     372,266,943
Janus Olympus Fund                     508,508,403     315,388,000       1,839,918     193,120,403
Janus Orion Fund                       120,214,892      76,063,000         220,499      44,151,892
Janus Overseas Fund                     71,274,014      62,858,514          55,795       8,415,500
Janus Research Fund                      2,647,706       2,123,326           2,238         524,380
Janus Short-Term Bond Fund               9,563,334         423,083          20,622       9,140,251
Janus Small Cap Value Fund             146,407,565     160,000,000       3,979,319     116,407,565
Janus Triton Fund                          949,122         949,122             258              --
Janus Twenty Fund                    1,111,207,402     649,222,000      14,480,282     661,985,402
Janus Venture Fund                       1,880,900       1,880,900           1,184              --
Janus Worldwide Fund                   114,716,794     113,338,294          46,008       1,378,500
--------------------------------------------------------------------------------------------------
                                    $4,900,834,772  $ 3,855,245,281 $   37,527,318  $1,780,589,491
--------------------------------------------------------------------------------------------------


Janus Money Market Fund
Janus Fund                          $  859,612,619  $  770,000,000  $    2,008,815  $  189,612,619
Janus Balanced Fund                     20,143,584         934,104          29,925      19,209,480
Janus Contrarian Fund                   54,049,781      54,049,781          51,694              --
Janus Enterprise Fund                   30,271,785              --          61,332      30,271,785
Janus Flexible Bond Fund                11,476,841       8,229,841           7,045       3,247,000
Janus Fundamental Equity Fund            7,171,598              --          14,298       7,171,598
Janus Global Life Sciences Fund         14,729,491       7,219,911           9,663       7,509,580
Janus Global Opportunities Fund          1,092,160              --           4,207       1,092,160
Janus Global Technology Fund            20,502,535              --          35,242      20,502,535
Janus Growth and Income Fund           110,937,912      60,546,412         192,146      50,391,500
Janus High-Yield Fund                   11,699,637              --          27,477      11,699,637
INTECH Risk-Managed Stock Fund           6,830,014              --          16,462       6,830,014
Janus Mercury Fund                     289,462,218     233,499,978         329,376      55,962,240
Janus Mid Cap Value Fund               993,542,143     955,000,000       5,252,456     238,542,143
Janus Olympus Fund                     183,320,234      60,000,000         450,199     123,320,234
Janus Orion Fund                        47,771,527      20,000,000          88,633      27,771,527
Janus Overseas Fund                      1,732,177       1,732,177             981              --
Janus Research Fund                      2,739,552         271,932           4,018       2,467,620
Janus Short-Term Bond Fund               3,519,249              --           9,131       3,519,249
Janus Small Cap Value Fund             173,785,281     200,000,000       2,075,632      73,785,281
Janus Triton Fund                          600,979         600,979             198              --
Janus Twenty Fund                    1,457,280,920   1,090,000,000       9,135,851     417,280,920
Janus Venture Fund                       1,477,000              --             845       1,477,000
Janus Worldwide Fund                    38,903,178      21,473,678          22,147      17,429,500
--------------------------------------------------------------------------------------------------
                                    $4,342,652,415  $3,483,558,793  $   19,827,773  $1,309,093,622
--------------------------------------------------------------------------------------------------

Affiliated Fund of Funds Transactions

The Portfolios may invest in certain funds within the Janus family of Funds, of which the funds may be deemed to be under common control as they share the same Board of Trustees. During the period ended July 31, 2006, the following Portfolios had the following affiliated purchases and sales:

----------------------------------------------------------------------------------------------------------------------
                                                                                      Realized
                                           Purchases                   Sales            Gain/    Dividend     Value
                                       Shares      Cost        Shares         Cost     (Loss)     Income    at 7/31/06
----------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative
------------------------------------
Janus Adviser INTECH
 Risk-Managed Growth Fund - I Shares    84,114 $ 1,102,625           --  $        --  $     --   $     --  $ 1,073,297
Janus Adviser INTECH
 Risk-Managed Value Fund - I Shares    105,946   1,102,625           --           --        --         --    1,129,380
Janus Contrarian Fund                   46,091     735,084           --           --        --         --      724,555
Janus Flexible Bond Fund               717,534   6,679,325          687        6,511       (14)    85,485    6,659,916
Janus Growth and Income Fund            20,043     739,760           --           --        --      4,677      705,123
Janus High-Yield Fund                   78,181     746,860           --           --        --     15,620      745,762
Janus Mercury Fund                      32,339     746,919           --           --        --         --      710,817
Janus Overseas Fund                     40,719   1,470,167           --           --        --         --    1,493,994
Janus Research Fund                     25,149     306,800       25,149      306,800    11,835         --           --
Janus Short-Term Bond Fund             517,229   1,482,005           --           --        --     15,997    1,488,644
----------------------------------------------------------------------------------------------------------------------
                                               $15,112,170               $   313,311  $ 11,821   $121,779  $14,731,488
----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                   Realized
                                        Purchases                   Sales            Gain/    Dividend     Value
                                    Shares      Cost        Shares         Cost     (Loss)     Income    at 7/31/06
-------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Growth
------------------------------
Janus Adviser INTECH
 Risk-Managed Growth Fund - I      422,905  $ 5,609,854           18  $       236  $     (4)  $     --  $ 5,396,034
Shares
Janus Adviser INTECH
 Risk-Managed Value Fund - I       538,181    5,609,854           22          223         9         --    5,736,768
Shares
Janus Flexible Bond Fund           731,873    6,836,864       60,673      575,510   (13,676)   105,020    6,215,305
Janus Growth and Income Fund       120,596    4,521,493            5          184         2     33,609    4,242,374
Janus High-Yield Fund              240,499    2,303,286           10           92        --     59,345    2,282,245
Janus Mercury Fund                 194,881    4,582,370            8          198       (12)        --    4,283,309
Janus Overseas Fund                308,872   11,219,709           13          405        59         --   11,332,040
Janus Research Fund                210,020    2,566,471      210,020    2,566,471    94,487         --           --
Janus Twenty Fund                   89,984    4,487,883            4          188        (3)        --    4,515,189
-------------------------------------------------------------------------------------------------------------------
                                            $47,737,784               $ 3,143,507  $ 80,862   $197,974  $44,003,264
-------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                     Realized
                                         Purchases                   Sales             Gain/    Dividend     Value
                                     Shares      Cost        Shares         Cost      (Loss)     Income    at 7/31/06
---------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Moderate
--------------------------------
Janus Adviser INTECH
 Risk-Managed Growth Fund - I        254,189  $ 3,361,625           --  $        --   $    --  $     --  $ 3,243,447
Shares
Janus Adviser INTECH
 Risk-Managed Value Fund - I         322,476    3,361,625           --           --        --        --    3,437,593
Shares
Janus Flexible Bond Fund           1,093,262   10,201,867           --           --        --   152,231   10,158,855
Janus Growth and Income Fund         117,818    4,401,129           --           --        --    31,016    4,144,832
Janus High-Yield Fund                178,968    1,713,208           --           --        --    41,603    1,707,640
Janus Mercury Fund                    73,172    1,711,487           --           --        --        --    1,608,326
Janus Overseas Fund                  157,288    5,714,763           --           --        --        --    5,770,908
Janus Research Fund                   72,503      887,942       72,503      887,942    30,675        --           --
Janus Short-Term Bond Fund           592,155    1,697,141           --           --        --    21,377    1,704,554
Janus Twenty Fund                     33,756    1,680,812           --           --        --        --    1,693,891
---------------------------------------------------------------------------------------------------------------------
                                              $34,731,599               $   887,942   $30,675  $246,227  $33,470,046
---------------------------------------------------------------------------------------------------------------------

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2006, the Funds' and Portfolios' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

------------------------------------------------------------------------------------------------------------
                                           Federal Tax       Unrealized       Unrealized         Net
                                              Cost          Appreciation    (Depreciation)   Appreciation/
                                                                                             (Depreciation)
Fund
------------------------------------------------------------------------------------------------------------
Janus Fund                               $ 9,787,394,976  $ 1,637,141,326  $  (460,595,997)  $ 1,176,545,329
Janus Balanced Fund                        2,464,736,134      362,504,187      (41,764,279)      320,739,908
Janus Contrarian Fund                      2,979,383,241      823,516,210     (175,100,264)      648,415,946
Janus Enterprise Fund                      1,433,005,268      493,786,182      (68,979,868)      424,806,314
Janus Federal Tax-Exempt Fund                103,987,310          198,218         (615,199)         (416,981)
Janus Flexible Bond Fund                     934,886,353        2,156,755      (17,994,595)      (15,837,840)
Janus Fundamental Equity Fund                900,773,273      158,563,906      (46,066,167)      112,497,739
Janus Global Life Sciences Fund              978,346,503      233,359,207      (23,848,824)      209,510,383
Janus Global Opportunities Fund              145,093,347       21,744,709      (10,397,566)       11,347,143
Janus Global Technology Fund                 871,920,633      173,265,156      (67,464,579)      105,800,577
Janus Growth and Income Fund               5,963,803,443    1,389,759,694     (398,178,557)      991,581,137
Janus High-Yield Fund                        598,581,265        4,912,960       (9,975,049)       (5,062,089)
INTECH Risk-Managed Stock Fund               425,463,605       41,562,381      (13,721,578)       27,840,803
Janus Mercury Fund                         3,868,341,624      319,232,224     (258,382,810)       60,849,414
Janus Mid Cap Value Fund                   5,880,636,290      632,525,545     (228,575,426)      403,950,119
Janus Olympus Fund                         1,914,791,773      333,501,945      (63,005,002)      270,496,943
Janus Orion Fund                             946,112,487      196,994,042      (47,612,583)      149,381,459
Janus Overseas Fund                        3,652,170,233    1,013,268,396     (142,657,733)      870,610,663
Janus Research Fund                           91,311,554        7,201,448       (4,364,697)        2,836,751
Janus Short-Term Bond Fund                   226,801,124          156,045       (1,497,635)       (1,341,590)
Janus Small Cap Value Fund                 2,247,887,034      331,310,697     (150,716,139)      180,594,558
Janus Triton Fund                            108,200,091        4,286,740       (7,901,318)       (3,614,578)
Janus Twenty Fund                          7,265,254,008    2,312,125,054     (160,792,631)    2,151,332,423
Janus Venture Fund                         1,313,552,941      328,161,635      (97,273,620)      230,888,015
Janus Worldwide Fund                       4,180,182,667      561,947,664     (312,555,601)      249,392,063
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                           Federal Tax       Unrealized       Unrealized         Net
                                              Cost          Appreciation    (Depreciation)   Appreciation/
                                                                                             (Depreciation)
Portfolio
------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative     $    14,828,809  $       105,919  $      (203,240)  $       (97,321)
Janus Smart Portfolio - Growth                44,607,972          534,083       (1,138,791)         (604,708)
Janus Smart Portfolio - Moderate              33,893,211          297,591         (720,756)         (423,165)
------------------------------------------------------------------------------------------------------------

--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Investment Fund

By:     _/s/ Kelley Abbott Howes_________
        Kelley Abbott Howes,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Kelley Abbott Howes_________
        Kelley Abbott Howes,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: September 29, 2006

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
        (Principal Accounting Officer and Principal Financial Officer)

Date: September 29, 2006